As filed with the Securities and Exchange Commission on February 27, 2019

File No. 333-229263

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

☐ Pre-Effective Amendment No.

☒ Post-Effective Amendment No. 1

TIAA-CREF FUNDS

(Exact Name of Registrant as Specified in Charter)

730 Third Avenue

New York, New York 10017

(Address of Principal Executive Offices: Number, Street, City, State, Zip Code)

(800) 842-2733

(Area Code and Telephone Number)

Rachael M. Zufall, Esq.

Teachers Advisors, LLC

8500 Andrew Carnegie Blvd.

Charlotte, North Carolina 28262

(Name and Address of Agent for Service)

Copy to:

Christopher P. Harvey, Esq. Adam T. Teufel, Esq. Dechert LLP One International Place, 40th Floor 100 Oliver Street Boston, Massachusetts 02110	Christopher M. Rohrbacher, Esq. Nuveen Fund Advisors, LLC 333 West Wacker Drive Chicago, Illinois 60606	Eric F. Fess, Esq. Chapman and Cutler LLP 111 West Monroe Street Chicago, Illinois 60603

Approximate date of proposed public offering: As soon as practicable after the effective date of this Registration Statement.

Title of securities being registered: Shares of beneficial interest, par value $0.0001 per share, of the Registrant.

It is proposed that this filing will become effective immediately pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933, as amended.

No filing fee is required because of reliance on Section 24(f) and an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

IMPORTANT INFORMATION FOR SHAREHOLDERS OF

NUVEEN CORE BOND FUND

NUVEEN CORE PLUS BOND FUND

NUVEEN HIGH INCOME BOND FUND

NUVEEN INFLATION PROTECTED SECURITIES FUND

NUVEEN SHORT TERM BOND FUND

At a special meeting of shareholders of Nuveen Core Bond Fund, Nuveen Core Plus Bond Fund, Nuveen High Income Bond Fund, Nuveen Inflation Protected Securities Fund and Nuveen Short Term Bond Fund (each, a “Target Fund” and collectively, the “Target Funds”), each a series of Nuveen Investment Funds, Inc. (the “Target Corporation”), you will be asked to vote on the proposed reorganization of your Target Fund into a corresponding TIAA-CREF Fund (each, an “Acquiring Fund” and collectively, the “Acquiring Funds”), as illustrated below:

Target Fund		Acquiring Fund

Nuveen Core Bond Fund	g	TIAA-CREF Bond Fund

Nuveen Core Plus Bond Fund	g	TIAA-CREF Bond Plus Fund

Nuveen High Income Bond Fund	g	TIAA-CREF High-Yield Fund

Nuveen Inflation Protected Securities Fund	g	TIAA-CREF Inflation-Linked Bond Fund

Nuveen Short Term Bond Fund	g	TIAA-CREF Short-Term Bond Fund

The Target Funds and the Acquiring Funds are collectively referred to herein as the “Funds” and individually as a “Fund.” The reorganizations of the Target Funds and Acquiring Funds are referred to herein as the “Reorganizations” and individually as a “Reorganization.”

The Board of Directors of the Target Corporation (the “Board”), including the independent Board members, unanimously recommends that you vote FOR each proposed Reorganization.

Although we recommend that you read the complete Proxy Statement/Prospectus, for your convenience we have provided the following brief overview of the matter to be voted on.

Q.	Why are the Reorganizations being proposed?

A.

The Target Funds and the Acquiring Funds are managed by affiliated investment advisers. Nuveen Fund Advisors, LLC (“Nuveen Fund Advisors”) serves as each Target Fund’s investment adviser, and Nuveen Asset Management, LLC (“Nuveen Asset Management”) serves as each Target Fund’s sub-adviser. Teachers Advisors, LLC (“Teachers Advisors”) serves as the investment adviser of each Acquiring Fund. Nuveen Fund Advisors, Nuveen Asset Management and Teachers Advisors (collectively, the “Advisers”) are each wholly-owned subsidiaries of Nuveen, LLC (“Nuveen”), the investment management arm of Teachers Insurance and Annuity Association of America (“TIAA”). The proposed Reorganizations are an outgrowth of Nuveen’s larger effort to integrate the investment teams responsible for fixed-income strategies across Nuveen, including the teams that manage the Target Funds and the Acquiring Funds. In light of the combination of investment teams, the Advisers determined that maintaining similar taxable fixed-income funds would be inefficient and confusing to the marketplace, and therefore proposed that the Target Funds be reorganized into the Acquiring Funds.

The proposed Reorganizations will allow shareholders of the Target Funds to continue their investment in a taxable fixed-income fund with investment objectives and strategies that are similar but differ in certain respects and with comparable or better historical performance over the past five years. In addition, shareholders of the Target Funds are expected to recognize cost savings as a result of the Acquiring Funds’ lower total annual operating expenses. In addition to considering the benefits to shareholders expected to result from the Reorganizations, the Board considered that Nuveen may realize certain efficiencies by no longer providing certain services to the Target Funds. See the Proxy Statement/Prospectus under “Approval of the Proposed Reorganizations by the Board of Directors of the Target Corporation.”

Q.	How will the Reorganizations affect my shares?

A.

Upon the closing of each Reorganization, shareholders of each Target Fund will receive shares of the corresponding Acquiring Fund having a total net asset value equal to the total net asset value of the Target Fund shares surrendered by such shareholder. This means that the total value of the Acquiring Fund shares you receive in a Reorganization will be the same as the total value of the Target Fund shares you held immediately prior to the closing of the Reorganization. Holders of Class A shares, Class C shares and Class R3 shares of each Target Fund will receive Retail Class shares of the corresponding Acquiring Fund, holders of Class I shares of each Target Fund will receive Advisor Class shares of the corresponding Acquiring Fund and holders of Class R6 shares of each applicable Target Fund will receive Institutional Class shares of the corresponding Acquiring Fund. See the Proxy Statement/Prospectus under “The Proposed Reorganizations–Description of Securities.”

Q.	Will shareholders of the Target Funds incur sales loads, contingent deferred sales charges (“CDSC”) or any other similar fees on Acquiring Fund shares as a result of the Reorganizations?

A.

No. All Acquiring Fund shares will be delivered to the corresponding Target Fund without a sales load, commission or any other similar fee being imposed. If your Target Fund shares are subject to a CDSC (which may be the case for purchases of Class A shares of $1 million or more that were not subject to a front-end sales load or Class C shares), that CDSC will not be imposed in connection with the Reorganization and the corresponding Acquiring Fund shares you receive in the Reorganization will not be subject to a CDSC upon redemption. After the completion of each Reorganization, additional purchases of shares of an Acquiring Fund will not be subject to any sales load, CDSC or other similar fees.

Class A shares, Class C shares and Class I shares (but not Class R3 shares and Class R6 shares) of each Target Fund held directly with the Fund in the following types of accounts with balances under $1,000 are subject to an annual low balance account fee of $15: individual retirement accounts (“IRAs”), Coverdell Education Savings Accounts and accounts established pursuant to the Uniform Transfers to Minors Act or Uniform Gifts to Minors Act. Retail Class shares of each Acquiring Fund held through certain types of accounts, including IRAs and Coverdell Education Savings Accounts, are subject to an annual account maintenance fee of $15 on accounts with balances under $2,000. As a result of each Reorganization, (i) holders of Class A shares and Class C shares of a Target Fund will receive Retail Class shares of the corresponding Acquiring Fund, and such shares will be subject to the $15 annual account maintenance fee if held in certain types of accounts with balances under $2,000; (ii) holders of

Class R3 shares of a Target Fund will receive Retail Class shares of the corresponding Acquiring Fund, which will not be subject to an annual account maintenance fee; (iii) holders of Class I shares of a Target Fund will receive Advisor Class shares of the corresponding Acquiring Fund, which are not subject to an annual account maintenance fee; and (iv) holders of Class R6 shares of a Target Fund will receive Institutional Class shares of the corresponding Acquiring Fund, which are not subject to an annual account maintenance fee.

Q.	Are the Target Funds and the Acquiring Funds managed by the same investment adviser, sub-adviser and portfolio managers?

A.

Each Target Fund and its corresponding Acquiring Fund has different investment advisers and each Fund has different portfolio management teams, except in the case of the Nuveen High Income Bond Fund and the TIAA-CREF High-Yield Fund, which have the same portfolio management team. Each Target Fund is managed by a sub-adviser, while none of the Acquiring Funds have a sub-adviser.

Following each Reorganization, Teachers Advisors will serve as the adviser for each surviving fund. The table below lists the portfolio managers responsible for the day-to-day management of each Target Fund.

Target Fund	Portfolio Managers
Nuveen Core Bond Fund	Wan-Chong Kung, CFA
Jeffrey J. Ebert
Jason J. O’Brien, CFA
Nuveen Core Plus Bond Fund	Timothy A. Palmer, CFA
Wan-Chong Kung, CFA
Jeffrey J. Ebert
Douglas M. Baker, CFA
Nuveen High Income Bond Fund	Jean C. Lin, CFA
Kevin R. Lorenz, CFA
Nuveen Inflation Protected Securities Fund	Wan-Chong Kung, CFA
Chad W. Kemper
Nuveen Short Term Bond Fund	Peter L. Agrimson, CFA
Jason J. O’Brien, CFA
Mackenzie S. Meyer

Each Acquiring Fund is advised by Teachers Advisors, and none of the Acquiring Funds are sub-advised. The table below lists the portfolio managers responsible for the day-to-day management of each Acquiring Fund.

Acquiring Fund	Portfolio Managers
TIAA-CREF Bond Fund	Joseph Higgins, CFA
John Cerra
TIAA-CREF Bond Plus Fund	William Martin
John Cerra
Kevin R. Lorenz, CFA
TIAA-CREF High-Yield Fund	Kevin R. Lorenz, CFA
Jean C. Lin, CFA
TIAA-CREF Inflation-Linked Bond Fund	John Cerra
Nicholas Travaglino
TIAA-CREF Short-Term Bond Fund	John Cerra
Richard Cheng

Following each Reorganization, Teachers Advisors will serve as the adviser for each surviving fund and the Acquiring Fund portfolio managers listed immediately above will continue to serve as the portfolio managers for each surviving fund.

Q.	How do the Funds’ investment objectives, principal investment strategies and principal risks compare?

A.

The Funds’ investment objectives are similar, but differ in certain respects. The investment objectives of the Funds are listed and compared in the Proxy Statement/Prospectus under “Comparison of Investment Objectives and Principal Investment Strategies.”

In pursuit of their investment objectives, the Target Funds and the Acquiring Funds invest primarily in taxable fixed-income securities. While the Funds’ principal investment strategies are similar, they differ in certain respects as discussed in the Proxy Statement/Prospectus under “Comparison of Investment Objectives and Principal Investment Strategies.”

Given the Funds’ similar investment objectives and strategies, an investment in each Fund is subject to many of the same principal risks (e.g., interest rate risk, credit risk and derivatives risk). The risks applicable to the Funds are listed and compared in the Proxy Statement/Prospectus under “Risk Factors.”

Q.	How will the Reorganizations impact fees and expenses?

A.

If a Reorganization had taken place as of September 30, 2018, the date of the most recent shareholder report for the Acquiring Funds, the pro forma total annual fund operating expenses of each Acquiring Fund following the applicable Reorganization would have been lower than the corresponding Target Fund’s total annual fund operating expenses across all share classes, both before and after fee waivers and expense reimbursements. Pro forma amounts are estimated; actual operating expenses will vary based on asset size and other factors. See the Proxy Statement/Prospectus under “Further Comparison of the Funds—Fees and Expenses.”

Q.	Will shareholders of the surviving fund receive the same shareholder services that shareholders of the Target Funds currently receive?

A.

Yes, the shareholder services and shareholder programs of the Funds are substantially the same. However, because the Acquiring Funds are no-load funds, the Acquiring Funds do not have the same privileges (e.g., rights of accumulation or letters of intent) as the Target Funds. Target Fund shareholders who hold shares of other Nuveen mutual funds will not be permitted to consider shares held in the TIAA-CREF Fund Complex for purposes of rights of accumulation or letters of intent applicable to purchases of other Nuveen mutual funds. Once the Reorganizations are completed, shareholders would have the right to exchange their Acquiring Fund shares for shares of the same class of other TIAA-CREF funds, but would not have the right to exchange their shares back into other Nuveen mutual funds.

Q.	Will the portfolios of each Target Fund be repositioned prior to the Reorganizations?

A.

Yes. Prior to each Reorganization, each Target Fund will sell certain securities in order to limit the surviving fund’s exposure to certain issuers, sectors and credit qualities. In addition to closing out certain derivatives positions, the Target Funds may sell the following types of securities in connection with such repositionings: investment-grade bonds, U.S. Government securities, corporate bonds (domestic and foreign) and mortgage-backed and other asset-backed securities. If the Reorganizations had taken place as of September 30, 2018, it is estimated that approximately 29%, 38%, 70%, 44% and 35% (excluding securities lending collateral, where applicable) of the Nuveen Core Bond Fund, Nuveen Core Plus Bond Fund, Nuveen High Income Bond Fund, Nuveen Inflation Protected Securities Fund and Nuveen Short Term Bond Fund, respectively, would have been sold and other securities would have been purchased to more closely align to holdings of the applicable Acquiring Fund. If such sales had occurred as of September 30, 2018, it is estimated that the transaction costs associated with repositioning would have been approximately $93,300, $759,900, $892,200, $243,750 and $611,400 (or $0.01, $0.02, $0.02, $0.00 and $0.01 per share) for the Nuveen Core Bond Fund, Nuveen Core Plus Bond Fund, Nuveen High Income Bond Fund, Nuveen Inflation Protected Securities Fund and Nuveen Short Term Bond Fund, respectively.

Q.	Will the Reorganizations have tax consequences to me?

A.

Each Reorganization is intended to qualify as a tax-free reorganization for federal income tax purposes. Therefore, it is expected that you will recognize no gain or loss for federal income tax purposes as a direct result of a Reorganization. However, prior to the closing of each Reorganization, each Target Fund expects to distribute all its undistributed net investment income and net capital gains, if any. Such distributions will generally be taxed as ordinary income or capital gains for federal income tax purposes, unless you are investing through a tax-advantaged account such as an IRA or 401(k) plan (in which case you may be taxed upon withdrawal of your investment from such account). These distributions will be reinvested in additional shares of the applicable Target Fund unless a shareholder has made an election to receive distributions in cash. The tax character of such distributions will be the same regardless of whether they are paid in cash or reinvested in additional shares.

It is not expected that repositioning each of the Target Fund’s portfolios would result in any significant capital gains to distribute as each of the Target Funds has sizable capital loss carryforwards, which are expected to be available to offset any capital gains realized with respect to such repositioning. Any capital loss carryforwards not used to offset capital gains realized prior to each Reorganization would carry over to the applicable Acquiring Fund, although the use of such loss carryforwards after the Reorganization may be subject to an annual limitation. See the Proxy Statement/Prospectus under “The Proposed Reorganizations—Material Federal Income Tax Consequences.”

Q.	Who will bear the costs of the Reorganizations?

A.

Nuveen will bear the direct costs of each Reorganization, which are estimated to be approximately $275,600, $320,400, $339,500, $449,000 and $331,500 for the Nuveen Core Bond Fund, Nuveen Core Plus Bond Fund, Nuveen High Income Bond Fund, Nuveen Inflation Protected Securities Fund and Nuveen Short Term Bond Fund, respectively, whether or not each Reorganization is approved or completed. The Target Funds will bear the costs of portfolio repositioning in advance of the Reorganizations.

v

Q.	What is the timetable for the Reorganizations?

A.

The Reorganization of each Target Fund is expected to occur at the close of business on June 14, 2019, or as soon as practicable thereafter if approved by its shareholders at the special meeting of shareholders on April 2, 2019.

General

Q.	Whom do I call if I have questions?

A.

If you need any assistance, or have any questions regarding the proposals or how to vote your shares, please call Computershare Fund Services, the proxy solicitor hired by each Target Fund, at (866) 864-0471 weekdays during its business hours of 9:00 a.m. to 11:00 p.m. and Saturdays 12:00 p.m. to 6:00 p.m. Eastern Time. Please have your proxy materials available when you call.

Q.	How do I vote my shares?

A.	You may vote in person, by mail, by telephone or over the internet:

•

To vote in person, please attend the special meeting of shareholders and bring your photographic identification. If you hold your Target Fund shares through a bank, broker or other nominee, you must also bring satisfactory proof of ownership of those shares and a “legal proxy” from the nominee.

•	To vote by mail, please mark, sign, date and mail the enclosed proxy card. No postage is required if mailed in the United States.

•	To vote by telephone, please call the toll-free number located on your proxy card and follow the recorded instructions, using your proxy card as a guide.

•	To vote over the internet, go to the internet address provided on your proxy card and follow the instructions, using your proxy card as a guide.

Q.	Will anyone contact me?

A.

You may receive a call from Computershare Fund Services, the proxy solicitor hired by each Target Fund, to verify that you received your proxy materials, to answer any questions you may have about the proposals and to encourage you to vote your proxy.

We recognize the inconvenience of the proxy solicitation process and would not impose on you if we did not believe that the matters being proposed were important. Once your vote has been registered with the proxy solicitor, your name will be removed from the solicitor’s follow-up contact list.

Q.	How does the Board suggest that I vote?

A.

After careful consideration, the Board has agreed unanimously that each proposed Reorganization is in the best interests of the applicable Target Fund and recommends that you vote “FOR” each proposed Reorganization.

Q.	What will happen if shareholders in my Target Fund do not approve the Reorganization?

A.

If shareholders do not approve a Reorganization, the Board will take such action as it deems to be in the best interests of each applicable Target Fund, including continuing to operate the Target Fund as a stand-alone Fund, liquidating the Target Fund or such other options the Board may consider.

Your vote is very important. We encourage you as a shareholder to participate in your Fund’s governance by returning your vote as soon as possible. If enough shareholders fail to cast their votes, your Fund may not be able to hold its shareholder meeting or the vote on the proposals and additional solicitation costs will be incurred in order to obtain sufficient shareholder participation.

February 27, 2019

Dear Shareholders:

We are pleased to invite you to a special meeting of shareholders of Nuveen Core Bond Fund, Nuveen Core Plus Bond Fund, Nuveen High Income Bond Fund, Nuveen Inflation Protected Securities Fund and Nuveen Short Term Bond Fund (each, a “Target Fund” and collectively, the “Target Funds”), each a series of Nuveen Investment Funds, Inc. (the “Target Corporation”). The Special Meeting is scheduled for April 2, 2019, at 2:00 p.m., Central Time, at the offices of Nuveen, LLC, 333 West Wacker Drive, Chicago, Illinois 60606 (the “Special Meeting”).

At the Special Meeting, you will be asked to consider and approve the reorganization of your Target Fund into a corresponding TIAA-CREF Fund (each, an “Acquiring Fund” and collectively, the “Acquiring Funds”), as illustrated below:

Target Fund		Acquiring Fund

Nuveen Core Bond Fund	g	TIAA-CREF Bond Fund

Nuveen Core Plus Bond Fund	g	TIAA-CREF Bond Plus Fund

Nuveen High Income Bond Fund	g	TIAA-CREF High-Yield Fund

Nuveen Inflation Protected Securities Fund	g	TIAA-CREF Inflation-Linked Bond Fund

Nuveen Short Term Bond Fund	g	TIAA-CREF Short-Term Bond Fund

The Target Funds and the Acquiring Funds are collectively referred to herein as the “Funds” and individually as a “Fund.” The reorganizations of the Target Funds and Acquiring Funds are referred to herein as the “Reorganizations” and individually as a “Reorganization.”

The Target Funds and the Acquiring Funds are managed by affiliated investment advisers. Nuveen Fund Advisors, LLC (“Nuveen Fund Advisors”) serves as each Target Fund’s investment adviser, and Nuveen Asset Management, LLC (“Nuveen Asset Management”) serves as each Target Fund’s sub-adviser. Teachers Advisors, LLC (“Teachers Advisors”) serves as the investment adviser of each Acquiring Fund. Nuveen Fund Advisors, Nuveen Asset Management and Teachers Advisors (collectively, the “Advisers”) are each wholly-owned subsidiaries of Nuveen, LLC (“Nuveen”), the investment management arm of Teachers Insurance and Annuity Association of America (“TIAA”). The proposed Reorganizations are an outgrowth of Nuveen’s larger effort to integrate the investment teams responsible for fixed-income strategies across Nuveen, including the teams that manage the Target Funds and the Acquiring Funds. In light of the combination of investment teams, the Advisers determined that maintaining similar taxable fixed-income funds would be inefficient and confusing to the marketplace, and therefore proposed that the Target Funds be reorganized into the Acquiring Funds.

The proposed Reorganizations will allow shareholders of the Target Funds to continue their investment in a fixed-income fund with investment objectives and strategies that are similar but differ in certain respects and with comparable or better historical performance over the past five years. In addition, shareholders of the Target Funds are expected to recognize cost savings as a result of the Acquiring Funds’ lower total annual operating expenses.

The Board of Directors of the Target Corporation believes each Reorganization is in the best interests of each Target Fund and recommends that you vote “FOR” each proposed Reorganization.

The attached Proxy Statement/Prospectus has been prepared to give you information about the proposed Reorganizations.

All shareholders are cordially invited to attend the Special Meeting. In order to avoid delay and additional expense and to assure that your shares are represented, please vote as promptly as possible, whether or not you plan to attend the Special Meeting. You may vote by mail, by telephone or over the internet.

•	To vote by mail, please mark, sign, date and mail the enclosed proxy card. No postage is required if mailed in the United States.

•	To vote by telephone, please call the toll-free number located on your proxy card and follow the recorded instructions, using your proxy card as a guide.

•	To vote over the internet, go to the internet address provided on your proxy card and follow the instructions, using your proxy card as a guide.

You may also vote in person at the Special Meeting. If you are a record holder of a Target Fund’s shares, in order to gain admission to the Special Meeting you must show photographic identification, such as your driver’s license. If you hold your shares through a bank, broker or other nominee, in order to gain admission to the Special Meeting you must show photographic identification, such as your driver’s license, and satisfactory proof of ownership of shares of a Target Fund, such as your voting instruction form (or a copy thereof) or broker’s statement indicating ownership as of a recent date. If you hold your shares in a brokerage account or through a bank or other nominee, you will not be able to vote in person at the Special Meeting unless you have previously requested and obtained a “legal proxy” from your broker, bank or other nominee and present it at the Special Meeting.

We appreciate your attention to this matter and we urge you to vote at your earliest convenience.

Very truly yours,

Christopher M. Rohrbacher

Vice President and Secretary

ii

February 27, 2019

NUVEEN CORE BOND FUND

NUVEEN CORE PLUS BOND FUND

NUVEEN HIGH INCOME BOND FUND

NUVEEN INFLATION PROTECTED SECURITIES FUND

NUVEEN SHORT TERM BOND FUND

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

TO BE HELD ON APRIL 2, 2019

To the Shareholders:

Notice is hereby given that a special meeting of shareholders of Nuveen Core Bond Fund, Nuveen Core Plus Bond Fund, Nuveen High Income Bond Fund, Nuveen Inflation Protected Securities Fund and Nuveen Short Term Bond Fund (each, a “Target Fund” and collectively, the “Target Funds”), each a series of Nuveen Investment Funds, Inc. (the “Target Corporation”), a Maryland corporation, will be held at the offices of Nuveen, LLC, 333 West Wacker Drive, Chicago, Illinois 60606, on April 2, 2019, at 2:00 p.m., Central Time (the “Special Meeting”), for the purposes described below.

1.

To approve the Agreement and Plan of Reorganization (and the related transactions), which provides for the transfer of all the assets of each Target Fund to a corresponding TIAA-CREF Fund (each, an “Acquiring Fund” and collectively, the “Acquiring Funds”), as illustrated below:

Target Fund		Acquiring Fund

Nuveen Core Bond Fund	g	TIAA-CREF Bond Fund

Nuveen Core Plus Bond Fund	g	TIAA-CREF Bond Plus Fund

Nuveen High Income Bond Fund	g	TIAA-CREF High-Yield Fund

Nuveen Inflation Protected Securities Fund	g	TIAA-CREF Inflation-Linked Bond Fund

Nuveen Short Term Bond Fund	g	TIAA-CREF Short-Term Bond Fund

Holders of Class A shares, Class C shares and Class R3 shares of each Target Fund will receive Retail Class shares of the corresponding Acquiring Fund, holders of Class I shares of each Target Fund will receive Advisor Class shares of the corresponding Acquiring Fund and holders of Class R6 shares of each applicable Target Fund will receive Institutional Class shares of the corresponding Acquiring Fund in complete liquidation and termination of each Target Fund (each, a “Reorganization” and collectively, the “Reorganizations”). A vote in favor of a Reorganization will be considered a vote in favor of an amendment to the Target Corporation’s Articles of Incorporation effecting the Reorganization.

2.	To transact such other business as may properly come before the Special Meeting.

   Only shareholders of record as of the close of business on February 8, 2019, are entitled to vote at the Special Meeting or any adjournments or postponements thereof.

   All shareholders are cordially invited to attend the Special Meeting. In order to avoid delay and additional expense and to assure that your shares are represented, please vote as promptly as possible, whether or not you plan to attend the Special Meeting. You may vote by mail, by telephone or over the internet.

•	To vote by mail, please mark, sign, date and mail the enclosed proxy card. No postage is required if mailed in the United States.

•	To vote by telephone, please call the toll-free number located on your proxy card and follow the recorded instructions, using your proxy card as a guide.

•	To vote over the internet, go to the internet address provided on your proxy card and follow the instructions, using your proxy card as a guide.

You may also vote in person at the Special Meeting. If you are a record holder of a Target Fund’s shares, in order to gain admission to the Special Meeting you must show photographic identification, such as your driver’s license. If you hold your shares through a bank, broker or other nominee, in order to gain admission to the Special Meeting you must show photographic identification, such as your driver’s license, and satisfactory proof of ownership of shares of a Target Fund, such as your voting instruction form (or a copy thereof) or broker’s statement indicating ownership as of a recent date. If you hold your shares in a brokerage account or through a bank or other nominee, you will not be able to vote in person at the Special Meeting unless you have previously requested and obtained a “legal proxy” from your broker, bank or other nominee and present it at the Special Meeting.

Very truly yours,

Christopher M. Rohrbacher

Vice President and Secretary

ii

PROXY STATEMENT/PROSPECTUS

DATED FEBRUARY 27, 2019

Relating to the Respective Acquisition of the Assets and Liabilities of

NUVEEN CORE BOND FUND

NUVEEN CORE PLUS BOND FUND

NUVEEN HIGH INCOME BOND FUND

NUVEEN INFLATION PROTECTED SECURITIES FUND

NUVEEN SHORT TERM BOND FUND

by

TIAA-CREF BOND FUND

TIAA-CREF BOND PLUS FUND

TIAA-CREF HIGH-YIELD FUND

TIAA-CREF INFLATION-LINKED BOND FUND

TIAA-CREF SHORT-TERM BOND FUND

This Proxy Statement/Prospectus is being furnished to shareholders of Nuveen Core Bond Fund, Nuveen Core Plus Bond Fund, Nuveen High Income Bond Fund, Nuveen Inflation Protected Securities Fund and Nuveen Short Term Bond Fund (each, a “Target Fund” and collectively, the “Target Funds”), each a series of Nuveen Investment Funds, Inc. (the “Target Corporation”), a Maryland corporation and an open-end investment company registered under the Investment Company Act of 1940 Act, as amended (the “1940 Act”), and relates to the special meeting of shareholders of each Target Fund to be held at the offices of Nuveen, LLC, 333 West Wacker Drive, Chicago, Illinois 60606, on April 2, 2019, at 2:00 p.m., Central Time, and at any and all adjournments and postponements thereof (the “Special Meeting”). This Proxy Statement/Prospectus is provided in connection with the solicitation by the Board of Directors of the Target Corporation of proxies to be voted at the Special Meeting. The purpose of the Special Meeting is to allow the shareholders of each Target Fund to consider and vote on the proposed reorganizations (each, a “Reorganization” and collectively, the “Reorganizations”) of a Target Fund into a corresponding TIAA-CREF Fund (each, an “Acquiring Fund” and collectively, the “Acquiring Funds”), each a series of TIAA-CREF Funds (the “Acquiring Trust”), as illustrated below:

Target Fund		Acquiring Fund

Nuveen Core Bond Fund	g	TIAA-CREF Bond Fund

Nuveen Core Plus Bond Fund	g	TIAA-CREF Bond Plus Fund

Nuveen High Income Bond Fund	g	TIAA-CREF High-Yield Fund

Nuveen Inflation Protected Securities Fund	g	TIAA-CREF Inflation-Linked Bond Fund

Nuveen Short Term Bond Fund	g	TIAA-CREF Short-Term Bond Fund

Each Target Fund and each Acquiring Fund are collectively referred to herein as the “Funds” and individually as a “Fund.”

If shareholders of each Target Fund approve the applicable Reorganization and it is completed, each shareholder of each Target Fund will receive shares of the corresponding Acquiring Fund having a total net asset value equal to the total net asset value of the applicable Target Fund shares surrendered by such shareholder. This means that the total value of the Acquiring Fund shares you receive in a

Reorganization will be the same as the total value of the Target Fund shares you held immediately prior to the closing of the Reorganization. Holders of Class A shares, Class C shares and Class R3 shares of each Target Fund will receive Retail Class shares of the corresponding Acquiring Fund, holders of Class I shares of each Target Fund will receive Advisor Class shares of the corresponding Acquiring Fund and holders of Class R6 shares of each applicable Target Fund will receive Institutional Class shares of the corresponding Acquiring Fund. The Board of Directors of the Target Corporation has determined that each Reorganization is in the best interests of each Target Fund. The address and telephone number of the principal executive office of the Target Funds and the Target Corporation is 333 West Wacker Drive, Chicago, Illinois 60606, (800) 257-8787.

The enclosed proxy and this Proxy Statement/Prospectus are first being sent to shareholders of each Target Fund on or about February 27, 2019. Shareholders of record as of the close of business on February 8, 2019, are entitled to vote at the Special Meeting.

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this Proxy Statement/Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

This Proxy Statement/Prospectus concisely sets forth the information shareholders of each Target Fund should know before voting on the applicable Reorganization (in effect, investing in Retail Class, Advisor Class or Institutional Class shares of the applicable Acquiring Fund) and constitutes an offering of Retail Class, Advisor Class and Institutional Class shares of beneficial interest, par value $0.0001 per share, of each applicable Acquiring Fund. Please read it carefully and retain it for future reference.

The following documents contain additional information about the Funds and have been filed with the SEC and are incorporated into this Proxy Statement/Prospectus by reference:

(i)

the Acquiring Funds’ prospectus dated August 1, 2018, as supplemented through the date of this Proxy Statement/Prospectus, only insofar as it relates to each Acquiring Fund (Accession No. 0000930413-18-002346);

(ii)

the unaudited financial statements contained in the Acquiring Funds’ semi-annual report, only insofar as they relate to each Acquiring Fund, for the six months ended September 30, 2018 (Accession No. 0000930413-18-003462);

(iii)	the Statement of Additional Information (“SAI”) relating to the Reorganizations, dated February 27, 2019 (the “Reorganization SAI”);

(iv)

the Target Funds’ prospectus dated October 31, 2018, as supplemented through the date of this Proxy Statement/Prospectus, only insofar as it relates to each Target Fund (Accession No. 0001193125-18-309075);

(v)	the Target Funds’ SAI dated October 31, 2018, as supplemented through the date of this Proxy Statement/Prospectus, only insofar as it relates to each Target Fund (Accession No. 0001193125-18-309075);

ii

(vi)

the audited financial statements contained in the Target Funds’ annual report, only insofar as they relate to each Target Fund, for the fiscal year ended June 30, 2018 (Accession No. 0001193125-18-267975);

(vii)

the Acquiring Funds’ SAI dated August 1, 2018, as supplemented through the date of this Proxy Statement/Prospectus, only insofar as it relates to each Acquiring Fund (Accession No. 0000930413-18-002346); and

(viii)

the audited financial statements contained in the Acquiring Funds’ annual report, only insofar as they relate to each Acquiring Fund, for the fiscal year ended March 31, 2018 (Accession No. 0000930413-18-001941).

No other parts of the Funds’ annual reports or semi-annual reports are incorporated by reference herein.

Each Target Fund prospectus, SAI and annual report, as well as the Reorganization SAI, is available at no charge on the Target Funds’ website at https://www.nuveen.com/mutual-funds, by calling (800) 257-8787 or by writing to the Target Funds at 333 West Wacker Drive, Chicago, Illinois 60606. Each Acquiring Fund prospectus, SAI, annual report and semi-annual report is available at no charge at https://www.tiaa.org, by calling (877) 518-9161 or by writing to the Acquiring Funds at TIAA-CREF Funds, P.O. Box 1259, Charlotte, North Carolina 28201.

The Target Corporation and Acquiring Trust are subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act, and, in accordance therewith, file reports and other information with the SEC. Reports, proxy statements, registration statements and other information filed by the Target Corporation and Acquiring Trust (including the Registration Statement relating to each Acquiring Fund on Form N-14 of which this Proxy Statement/Prospectus is a part) may be inspected without charge and copied (for a duplication fee at prescribed rates) at the SEC’s Public Reference Room at 100 F Street, N.E., Washington, D.C. 20549 or at the SEC’s Northeast Regional Office (3 World Financial Center, New York, New York 10281) or Midwest Regional Office (175 W. Jackson Boulevard, Suite 900, Chicago, Illinois 60604). You may call the SEC at (202) 551-8090 for information about the operation of the Public Reference Room. You may obtain copies of this information, with payment of a duplication fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549. You may also access reports and other information about the Funds on the EDGAR database on the SEC’s internet site at http://www.sec.gov.

iii

iv

REORGANIZATIONS OF THE TARGET FUNDS INTO THE ACQUIRING FUNDS

Summary

The following is a summary of, and should be read in conjunction with, the more complete information contained in this Proxy Statement/Prospectus and the information attached hereto or incorporated herein by reference, including the form of Agreement and Plan of Reorganization. As discussed more fully below and elsewhere in this Proxy Statement/Prospectus, the Board of Directors of the Target Corporation believes each proposed Reorganization is in the best interests of the applicable Target Fund and that the interests of the applicable Target Fund’s existing shareholders would not be diluted as a result of the Reorganization. If shareholders of a Target Fund approve the applicable Reorganization and it is completed, the Target Fund’s shareholders will become shareholders of the corresponding Acquiring Fund and will cease to be shareholders of the Target Fund.

Shareholders should read the entire Proxy Statement/Prospectus carefully together with the applicable Acquiring Fund’s prospectus, which is incorporated herein by reference. This Proxy Statement/Prospectus constitutes an offering of Retail Class, Advisor Class and Institutional Class shares of the applicable Acquiring Funds.

Background

The Target Funds and the Acquiring Funds are managed by affiliated investment advisers. Nuveen Fund Advisors, LLC (“Nuveen Fund Advisors”) serves as each Target Fund’s investment adviser, and Nuveen Asset Management, LLC (“Nuveen Asset Management”) serves as each Target Fund’s sub-adviser. Teachers Advisors, LLC (“Teachers Advisors”) serves as the investment adviser of each Acquiring Fund. Nuveen Fund Advisors, Nuveen Asset Management and Teachers Advisors (collectively, the “Advisers”) are each wholly-owned subsidiaries of Nuveen, LLC (“Nuveen”), the investment management arm of Teachers Insurance and Annuity Association of America (“TIAA”). The proposed Reorganizations are an outgrowth of Nuveen’s larger effort to integrate the investment teams responsible for fixed-income strategies across Nuveen, including the teams that manage the Target Funds and the Acquiring Funds. In light of the combination of investment teams, the Advisers determined that maintaining similar taxable fixed-income funds would be inefficient and confusing to the marketplace, and therefore proposed that the Target Funds be reorganized into the Acquiring Funds.

The proposed Reorganizations will allow shareholders of the Target Funds to continue their investment in a fixed-income fund with investment objectives and strategies that are similar but differ in certain respects and with comparable or better historical performance over the past five years. In addition, shareholders of the Target Funds are expected to recognize cost savings as a result of the Acquiring Funds’ lower total annual operating expenses. In addition to considering the benefits to shareholders expected to result from the Reorganizations, the Board of Directors of the Target Corporation considered that Nuveen may realize certain efficiencies by no longer providing certain services to the Target Funds. See “Approval of the Proposed Reorganizations by the Board of Directors of the Target Corporation.”

The Reorganizations

This Proxy Statement/Prospectus is being furnished to shareholders of each Target Fund in connection with the proposed combination of each Target Fund into the corresponding Acquiring Fund pursuant to the terms and conditions of the Agreement and Plan of Reorganization to be entered into by (i) the Target Corporation, on behalf of each Target Fund, (ii) the Acquiring Trust, on behalf of each Acquiring Fund, (iii) Nuveen Fund Advisors and (iv) Teachers Advisors (the “Agreement”).

The Agreement provides for (i) the transfer of all the assets of each Target Fund to the corresponding Acquiring Fund in exchange solely for Retail Class, Advisor Class and Institutional Class shares of beneficial interest, par value $0.0001 per share, of the applicable Acquiring Fund and the assumption by the Acquiring Fund of all the liabilities of the Target Fund; and (ii) the pro rata distribution of (x) Retail Class shares of the Acquiring Fund to the holders of Class A, Class C and Class R3 shares of the Target Fund, (y) Advisor Class shares of the Acquiring Fund to the holders of Class I shares of the Target Fund and (z) Institutional Class shares of the Acquiring Fund to holders of Class R6 shares of the Target Fund (if applicable), in complete liquidation and termination of the Target Fund.

If shareholders of a Target Fund approve the applicable Reorganization and it is completed, shareholders of the Target Fund will become shareholders of the corresponding Acquiring Fund. The Board of Directors of the Target Corporation has determined that each Reorganization is in the best interests of the applicable Target Fund and that the interests of the Target Fund’s existing shareholders would not be diluted as a result of the Reorganization. The Board of Directors of the Target Corporation unanimously approved each Reorganization and the Agreement at a meeting held on December 13, 2018. The Board of Directors of the Target Corporation recommends a vote “FOR” each Reorganization. Each Reorganization and the Agreement was also unanimously approved by the Board of Trustees of the Acquiring Trust at a meeting held on December 4, 2018.

Nuveen will bear the direct costs of each Reorganization, which are estimated to be approximately $275,600, $320,400, $339,500, $449,000 and $331,500 for the Nuveen Core Bond Fund, Nuveen Core Plus Bond Fund, Nuveen High Income Bond Fund, Nuveen Inflation Protected Securities Fund and Nuveen Short Term Bond Fund, respectively, whether or not each Reorganization is approved or completed. Prior to each Reorganization, each Target Fund will sell certain securities in order to limit the surviving fund’s exposure to certain issuers, sectors and credit qualities. In addition to closing out certain derivatives positions, the Target Funds may sell the following types of securities in connection with such repositionings: investment-grade bonds, U.S. Government securities, corporate bonds (domestic and foreign), and mortgage-backed and other asset-backed securities. If the Reorganizations had taken place as of September 30, 2018, it is estimated that approximately 29%, 38%, 70%, 44% and 35% (excluding securities lending collateral, where applicable) of the Nuveen Core Bond Fund, Nuveen Core Plus Bond Fund, Nuveen High Income Bond Fund, Nuveen Inflation Protected Securities Fund and Nuveen Short Term Bond Fund, respectively, would have been sold and other securities would have been purchased to more closely align to holdings of the applicable Acquiring Fund. If such sales had occurred as of September 30, 2018, it is estimated that the transaction costs associated with repositioning would have been approximately $93,300, $759,900, $892,200, $243,750 and $611,400 (or $0.01, $0.02, $0.02, $0.00 and $0.01 per share) for the Nuveen Core Bond Fund, Nuveen Core Plus Bond Fund, Nuveen High Income Bond Fund, Nuveen Inflation Protected Securities Fund and Nuveen Short Term Bond Fund, respectively.

The Board of Directors of the Target Corporation is asking shareholders of each Target Fund to approve the applicable Reorganization at the Special Meeting to be held on April 2, 2019. Approval of a Reorganization requires the affirmative vote of the holders of a majority of the total number of the applicable Target Fund’s shares outstanding and entitled to vote, voting as a single class. See “Voting Information and Requirements.”

If shareholders of a Target Fund approve the applicable Reorganization, it is expected that the Reorganization will occur at the close of business on June 14, 2019, or such other date as agreed to by the parties (each closing date referred to herein as the “Closing Date”). If a Reorganization is not approved, the Board of Directors of the Target Corporation will take such action as it deems to be in the best interests of the applicable Target Fund, including continuing to operate the Target Fund as a stand-alone fund, liquidating the Target Fund or such other options as the Board of Directors of the Target Corporation may consider. The Closing Date may be delayed and a Reorganization may be abandoned at any time by the mutual agreement of the parties. In addition, either a Target Fund or an Acquiring Fund may, at its option, terminate the Agreement at or before the closing of the applicable Reorganization due to (i) a breach by any other party of any representation, warranty or agreement contained herein to be performed at or before the closing, if not cured within 30 days of notification to the breaching party and prior to the Closing Date, (ii) a condition precedent to the obligations of the terminating party that has not been met or waived and it reasonably appears that it will not or cannot be met or (iii) a determination by the Board of Directors of the Target Corporation or the Board of Trustees of the Acquiring Trust that the consummation of the transactions contemplated by the Agreement is not in the best interests of its respective Fund.

Shareholders of each Target Fund shall approve each Reorganization individually. The Reorganization of each Target Fund into its corresponding Acquiring Fund is not contingent on the Reorganization of any (or all) other Target Fund into its corresponding Acquiring Fund.

Comparison of Investment Objectives and Principal Investment Strategies

Investment Objectives. The Funds’ investment objectives are similar, but differ in certain respects, as reflected in the table below.

Target Fund Investment Objective		Acquiring Fund Investment Objective

Nuveen Core Bond Fund	To seek to provide investors with current income to the extent consistent with preservation of capital.	To seek a favorable long-term total return through income, primarily from investment grade fixed-income securities.	TIAA-CREF Bond Fund

Nuveen Core Plus Bond Fund	To seek to provide investors with high current income consistent with limited risk to capital	To seek a favorable long-term total return, primarily through high current income.	TIAA-CREF Bond Plus Fund

Target Fund Investment Objective		Acquiring Fund Investment Objective

Nuveen High Income Bond Fund	To seek to provide investors with a high level of current income.	To seek high current income and, when consistent with its primary objective, capital appreciation.	TIAA-CREF High-Yield Fund

Nuveen Inflation Protected Securities Fund	To seek to provide investors with total return while providing protection against inflation.	To seek a long-term rate of return that outpaces inflation, primarily through investment in inflation-linked bonds.	TIAA-CREF Inflation-Linked Bond Fund

Nuveen Short Term Bond Fund	To seek to provide investors with current income while maintaining a high degree of principal stability.	To seek high current income.	TIAA-CREF Short-Term Bond Fund

The investment objective of each Fund is non-fundamental, which means that it may be changed with approval of the Fund’s Board of Directors/Trustees, but without the approval of the Fund’s respective shareholders. Following completion of each Reorganization, each surviving fund will have the same non-fundamental investment objective as its corresponding Acquiring Fund.

Principal Investment Strategies. In pursuit of their investment objectives, the Target Funds and the Acquiring Funds invest primarily in taxable fixed-income securities. The Funds’ principal investment strategies are similar, but differ in certain respects. The following tables compare the principal investment strategies of each Target Fund and its corresponding Acquiring Fund.

Nuveen Core Bond Fund (Target Fund) / TIAA-CREF Bond Fund (Acquiring Fund)

Strategy	Target Fund	Acquiring Fund
Bonds	At least 80% of the Fund’s net assets are invested in bonds, including: U.S. Government securities (securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities), including zero coupon securities, residential and commercial mortgage-backed securities, asset-backed securities, corporate debt obligations, including obligations issued by special-purpose entities that are backed by corporate debt obligations and municipal securities.	At least 80% of the Fund’s net assets are invested in bonds, including: investment-grade bonds, U.S. Government securities, corporate bonds, mortgage-backed and other asset-backed securities, senior loans and loan participations and assignments and notes.

Strategy	Target Fund	Acquiring Fund
Municipal securities	Not to exceed 20% of the Fund’s net assets.	Permitted, but not a principal investment strategy.

Credit quality	Securities must be rated investment grade at the time of purchase or, if unrated, determined to be of comparable quality. At least 65% of the Fund’s debt securities must be either U.S. Government securities or securities that are rated A or better or are unrated and of comparable quality. Unrated securities will not exceed 25% of the Fund’s total assets.	The Fund may invest in non-investment-grade quality fixed-income securities.

Restricted securities	The Fund may invest in securities that have not been registered under the Securities Act of 1933 (the “Securities Act”), but that may be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act (“Rule 144A securities”).	Permitted, but not a principal investment strategy.

Foreign securities	Up to 25% of the Fund’s total assets may be invested in U.S. dollar denominated debt obligations of foreign corporations and governments.	Less than 25% of the Fund’s assets are invested in fixed-income securities of foreign issuers.

Mortgage dollar rolls	The Fund may invest up to 25% of its total assets in dollar roll transactions.	Permitted

Maturity / Duration	Under normal market conditions, the Fund attempts to maintain a weighted average effective maturity for its portfolio securities of three to ten years and an average effective duration of two to six years.	The Fund does not disclose intended maturity or duration ranges for its portfolio.

Derivatives	Permitted	Permitted

Mortgage-backed securities	Permitted	Permitted

Nuveen Core Plus Bond Fund (Target Fund) / TIAA-CREF Bond Plus Fund (Acquiring Fund)

Strategy	Target Fund	Acquiring Fund
Bonds	At least 80% of the Fund’s net assets are invested in bonds, including: U.S. Government securities (securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities), including zero coupon securities residential and commercial mortgage-backed securities asset-backed securities corporate debt obligations, including obligations issued by special-purpose entities that are backed by corporate debt obligations and municipal securities.	At least 80% of the Fund’s net assets are invested in bonds, including: investment-grade bonds (including corporate bonds, U.S. Treasury and agency securities and mortgage-backed and asset-backed securities), non-investment grade securities, emerging market fixed-income securities, convertible and preferred securities and loan participations and assignments and notes.

Municipal securities	Not to exceed 20% of the Fund’s net assets.	Permitted, but not a principal investment strategy.

Credit quality	Up to 20% of the Fund’s total assets may be invested in securities rated lower than investment grade or unrated securities of comparable quality. The Fund will not invest in securities rated lower than CCC at the time of purchase or in unrated securities of comparable quality. Unrated securities will not exceed 25% of the Fund’s total assets.	At least 70% of the Fund’s assets are invested primarily in a broad range of investment-grade bonds and fixed-income securities (including corporate bonds, U.S. Treasury and agency securities and mortgage-backed and asset-backed securities). Such securities are mainly high-quality instruments rated in the top four credit categories by Moody’s or S&P, or deemed to be of the same quality.

No more than 30% of the Fund’s assets are invested in fixed-income securities and bonds with special features including non-investment-grade securities (those rated Ba1 or lower by Moody’s or BB+ or lower by S&P), emerging market fixed-income securities, convertible and preferred securities and loan participations and assignments and notes.

Restricted securities	May invest in Rule 144A securities.	Permitted, but not a principal investment strategy.

Strategy	Target Fund	Acquiring Fund
Foreign securities	Up to 35% of the Fund’s total assets may be invested in debt obligations of foreign corporations and foreign governments. However, no more than 10% of the Fund’s total assets may be invested in debt obligations of corporations and governments that are located in emerging market countries. Up to 10% of the Fund’s total assets may have non-U.S. dollar currency exposure.	No more than 25% of the Fund’s assets are invested in foreign investments, including investments in emerging market countries and non-dollar-denominated instruments.

Mortgage dollar rolls	Up to 25% of the Fund’s total assets may be invested in dollar roll transactions.	Permitted

Maturity / Duration	Under normal market conditions, the Fund attempts to maintain a weighted average effective maturity for its portfolio securities of fifteen years or less and an average effective duration of three to eight years.	The Fund does not disclose intended maturity or duration ranges for its portfolio.

Derivatives	Permitted	Permitted

Mortgage-backed securities	Permitted	Permitted

Contingent capital securities	Up to 15% of the Fund’s net assets may be invested in contingent capital securities.	Permitted, but not a principal investment strategy.

Nuveen High Income Bond Fund (Target Fund) / TIAA-CREF High-Yield Fund (Acquiring Fund)

Strategy	Target Fund	Acquiring Fund
Bonds	At least 80% of the Fund’s net assets are invested in bonds rated lower than investment grade at the time of purchase or in unrated bonds of comparable quality.	At least 80% of the Fund’s assets are invested in debt and other fixed-income securities rated lower than investment-grade (and their unrated equivalents) or other high-yielding debt securities, including domestic and foreign corporate bonds, debentures, loan participations and assignments and notes as well as convertible securities and preferred stocks.

Strategy	Target Fund	Acquiring Fund
Credit quality	At least 80% of the Fund’s net assets are invested in bonds rated lower than investment grade at the time of purchase or in unrated bonds of comparable quality. There is no minimum rating requirement.	Most of the securities the Fund invests in will be rated in the BB or B categories by S&P, or the Ba or B categories by Moody’s. The Fund may invest up to 20% of its assets in the following types of instruments: payment-in-kind or deferred-interest obligations, defaulted securities, asset-backed securities, securities rated lower than B- or its equivalent by at least two rating agencies and securities having limited liquidity.

Restricted securities	May invest in Rule 144A securities.	Permitted, but not a principal investment strategy.

Foreign securities	The Fund may invest without limitation in debt obligations of foreign corporations and governments. However, no more than 20% of the Fund’s total assets may be invested in debt obligations issued by governmental and corporate issuers that are located in emerging market countries.	No more than 20% of the Fund’s assets are invested in foreign investments.

Maturity / Duration	No limitation on the average maturity or average effective duration of securities.	Permitted, but not a principal investment strategy.

Derivatives	Permitted	Permitted

Contingent capital securities	Up to 20% of the Fund’s net assets may be invested in preferred securities and contingent capital securities.	Permitted, but not a principal investment strategy.

Fixed and floating rate loans	Up to 20% of the Fund’s net assets may be invested in fixed and floating rate loans.	Permitted

ETFs, closed-end funds, other investment companies	Permitted	Permitted, but not a principal investment strategy.

Nuveen Inflation Protected Securities Fund (Target Fund) / TIAA-CREF Inflation-Linked Bond Fund (Acquiring Fund)

Strategy	Target Fund	Acquiring Fund
Bonds

At least 80% of the Fund’s net assets are invested in inflation protected debt securities.

Up to 20% of the Fund’s assets may be invested in holdings that are not inflation protected, which may include: domestic and foreign corporate debt obligations; securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities, debt obligations of foreign governments, residential and commercial mortgage-backed securities, asset-backed securities and derivative instruments.

At least 80% of the Fund’s net assets are invested in fixed-income securities whose principal value increases or decreases based on changes in the Consumer Price Index for All Urban Consumers, over the life of the security. Typically, the Fund will invest in U.S. Treasury Inflation-Indexed Securities. The Fund can also invest in (1) other inflation-indexed bonds issued or guaranteed by the U.S. Government or its agencies, corporations and other U.S. domiciled issuers as well as foreign governments and (2) money market instruments or other short-term securities.

Credit quality	Up to 10% of the Fund’s net assets may be invested in securities that are rated lower than investment grade at the time of purchase or that are unrated.	No more than 5% of the Fund’s assets may be invested in fixed-income securities rated below investment-grade.

Restricted securities	May invest in Rule 144A securities.	Permitted, but not a principal investment strategy.

Foreign securities	Up to 20% of the Fund’s net assets may be invested in non-U.S. dollar denominated securities, and the Fund may invest without limitation in U.S. dollar denominated securities of foreign corporations and governments.	Less than 20% of the Fund’s assets are invested in inflation-indexed bonds issued or guaranteed by foreign governments and their agencies, as well as other foreign issuers.

Maturity / Duration	The Fund may invest in debt securities of any maturity, but expects to maintain an average effective duration between three and ten years.	The Fund does not disclose intended maturity or duration ranges for its portfolio.

Derivatives	Permitted	Permitted

Nuveen Short Term Bond Fund (Target Fund) / TIAA-CREF Short-Term Bond Fund (Acquiring Fund)

Strategy	Target Fund	Acquiring Fund
Bonds	At least 80% of the Fund’s net assets are invested in bonds, including: U.S. Government securities, which are securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, residential and commercial mortgage-backed securities, asset-backed securities, corporate debt obligations, including obligations issued by special-purpose entities that are backed by corporate debt obligations and municipal securities.	At least 80% of the Fund’s net assets are invested in U.S. Treasury and agency securities and investment-grade fixed-income investments with an average maturity or average lives of less than five years, which may include U.S. Government securities, corporate bonds and mortgage-backed and other asset-backed securities.

Municipal securities	Permitted	Permitted, but not a principal investment strategy.

Credit quality	Up to 20% of the Fund’s total assets may be invested in securities rated lower than investment grade or unrated securities of comparable quality. The Fund will not invest in securities rated lower than CCC at the time of purchase or in unrated securities of comparable quality. Unrated securities will not exceed 5% of the Fund’s total assets.	The Fund may invest in non-investment grade quality fixed-income securities.

Strategy	Target Fund	Acquiring Fund
Municipal securities	Permitted	Permitted, but not a principal investment strategy.

Credit quality	Up to 20% of the Fund’s total assets may be invested in securities rated lower than investment grade or unrated securities of comparable quality. The Fund will not invest in securities rated lower than CCC at the time of purchase or in unrated securities of comparable quality. Unrated securities will not exceed 5% of the Fund’s total assets.	The Fund may invest in non-investment grade quality fixed-income securities.

Restricted securities	May invest in Rule 144A securities.	Permitted, but not a principal investment strategy.

Strategy	Target Fund	Acquiring Fund
Foreign securities	Up to 35% of the Fund’s total assets may be invested in debt obligations of foreign corporations and foreign governments. However, no more than 10% of the Fund’s total assets may be invested in debt obligations of corporations and governments that are located in emerging market countries. Up to 10% of the Fund’s total assets may have non-U.S. dollar currency exposure.	No more than 20% of the Fund’s assets are invested in foreign investments, including investments in emerging market countries and non-dollar-denominated instruments.

Maturity / Duration	Under normal market conditions, the Fund attempts to maintain a weighted average effective maturity and an average effective duration for its portfolio securities of one to three years.	The Fund may invest in fixed-income securities of any maturity and the duration of the Fund’s portfolio typically ranges between one and three years. The Fund has a policy of maintaining a dollar weighted average maturity of portfolio holdings of no more than three years.

Derivatives	Permitted	Permitted

Fundamental Investment Restrictions

A Fund’s fundamental investment restrictions may not be changed without the approval of the holders of a majority of the Fund’s outstanding voting shares. For this purpose, a majority of a Fund’s outstanding voting shares means the lesser vote of (1) 67% of the shares of the Fund present at a meeting where more than 50% of the outstanding shares are present in person or by proxy, or (2) more than 50% of the outstanding shares of the Fund. Although there are minor differences in how the Target Funds and Acquiring Funds articulate their fundamental investment restrictions, these differences are not material, and the Funds’ fundamental investment restrictions are substantively the same.

Purchase, Redemption and Exchange of Shares

The table below contains information about purchasing, redeeming and exchanging shares of a Target Fund or shares of an Acquiring Fund, respectively. Any eligibility requirements, investment minimums and other requirements detailed in the chart below are waived as applied to the Reorganizations. The Acquiring Fund limits and minimums will apply going forward.

	Target Fund	Acquiring Fund
Share classes involved in the Reorganizations	Class A, Class C and Class R3	g Retail Class
	Class I	g Advisor Class
	Class R6	g Institutional Class

	Target Fund	Acquiring Fund
Purchase of shares and eligibility

Class A and Class C shares may be purchased by any investor through a financial advisor or other financial intermediary.

Class R3 shares may be purchased only by retirement plans through a financial advisor or other financial intermediary or directly from the Fund.

Retail Class shares are available for purchase through certain financial intermediaries or from the Acquiring Fund directly.
	Class I shares may be purchased only through fee-based programs and certain retirement plans, and by other limited categories of investors, through a financial advisor or other financial intermediary or directly from the Fund.	Advisor Class shares are available for purchase through certain financial intermediaries, employee benefit plans and insurance company separate accounts.

	Class R6 shares may be purchased only through certain qualified retirement plans and other investors.	Institutional Class shares are available for purchase directly from the Fund by certain eligible investors (which include employee benefit plans and financial intermediaries).

Investment minimum

Class A and Class C shares: $3,000, except as follows:

•  $2,500 for traditional/Roth individual retirement accounts (“IRAs”)

•  $2,000 for Coverdell Education Savings Accounts

•  $250 for accounts opened through fee-based programs

•  No minimum for retirement plans

Except for retirement plans, subsequent investments for Class A and Class C shares must be at least $100.

Class R3 shares: There are no minimum initial or subsequent investment requirements.

The minimum initial investment for Retail Class shares: $2,000 per Fund account for Traditional IRA, Roth IRA and Coverdell accounts and $2,500 for all other account types. Subsequent investments for all account types must be at least $100.

Target Fund	Acquiring Fund

Class I shares: $100,000, except as follows:

•  $250 for clients of financial intermediaries and family offices that have accounts holding Class I shares with an aggregate value of at least $100,000 (or that are expected to reach this level)

•  No minimum for eligible retirement plans and certain other categories of eligible investors

Advisor Class shares: There are no minimum initial or subsequent investment requirements.

Class R6 shares: $1 million, except as follows:

•  $100,000 for clients of financial intermediaries who charge such clients an ongoing fee for advisory, investment consulting or related services

•  No minimum for certain qualified retirement plans and certain other categories of eligible investors

There is no minimum for investments in Class R6 shares subsequent to the initial investment.

Institutional Class shares: The minimum initial investment is $2 million and the minimum subsequent investment is $1,000, unless an investor purchases shares by or through financial intermediaries that have entered into an appropriate agreement with the Fund or its affiliates. Employee benefit plans, fee-based managed account programs, state sponsored 529 college savings plans, collective trust funds, investment companies or other pooled investment vehicles, thrifts and bank and trust companies that have entered into agreements to offer Institutional Class shares held in omnibus accounts on the books of the Fund are exempt from initial and subsequent investment minimums.

	Target Fund	Acquiring Fund
Redemptions	All share classes may be redeemed on any day the New York Stock Exchange (“NYSE”) is open for business. Shareholders may sell shares, subject to any applicable sales charge, through a financial advisor or directly to a Target Fund by mail, over the internet, or by telephone.	All share classes may be redeemed on any day that the NYSE or its affiliated exchanges, NYSE Arca Equities or NYSE American, are open for trading, subject to any applicable restrictions imposed by a financial intermediary or employee benefit plan, by mail, over the internet, by telephone, or (for shareholders holding at least $5,000 of Retail Class shares) by TIAA’s systematic redemption plan. For shareholders holding Advisor Class and Institutional Class shares through an employee benefit plan, a redemption can be part of an exchange into (i) another TIAA-CREF Fund available through the employee benefit plan, or (ii) another account or IRA.

Exchanges	Shareholders may exchange shares into an identically registered account for the same class of another Nuveen mutual fund for which they are eligible to invest on any day that the NYSE is open for business, subject to minimum purchase requirements of the new fund and certain other limitations as set forth in the prospectus. Shareholders may also, under limited circumstances, exchange between certain classes of shares of the same fund, subject to the payment of any applicable contingent deferred sales charge (“CDSC”). If your Target Fund shares are subject to a CDSC (which may be the case for purchases of Class A shares of $1 million or more that were not subject to a front-end sales load or Class C shares), that CDSC will not be imposed in connection with the Reorganization and the corresponding Acquiring Fund shares you receive in the Reorganization will not be subject to a CDSC upon redemption.	Shareholders may exchange shares for another series of the Acquiring Trust for which they are eligible on any day that the NYSE or its affiliated exchanges, NYSE Arca Equities or NYSE American, are open for trading, subject to certain limitations as set forth in the prospectus.

	Target Fund	Acquiring Fund
Low Balance Fees	Class A shares, Class C shares and Class I shares (but not Class R3 and Class R6 shares) of each Target Fund held directly with the Fund in the following types of accounts with balances under $1,000 are subject to an annual low balance account fee of $15: IRAs, Coverdell Education Savings Accounts and accounts established pursuant to the Uniform Transfers to Minors Act or Uniform Gifts to Minors Act.	Retail Class shares (but not Advisor Class or Institutional Class shares) of each Acquiring Fund held through certain types of accounts, including IRAs and Coverdell Education Savings Accounts, are subject to an annual account maintenance fee of $15 on accounts with balances under $2,000.

Upon the completion of a Reorganization, shareholders of the Target Fund will have the right to exchange shares of the Acquiring Fund received in the Reorganization for shares of the same class of other funds in the Acquiring Trust. However, Target Fund shareholders will not have the right to exchange their shares back into other Nuveen mutual funds. In addition, in the event that a Target Fund shareholder holds shares of another Nuveen mutual fund, Acquiring Fund shares will not be applicable for purposes of rights of accumulation or letters of intent with respect to such funds. The rights, privileges and shareholder services for share classes of the Acquiring Funds will not otherwise change in connection with the Reorganizations. See “Further Comparison of the Funds—Distributions.”

Material Federal Income Tax Consequences of the Reorganizations

As a condition to closing each Reorganization, each Target Fund and each Acquiring Fund will receive an opinion from Dechert LLP, subject to certain representations, assumptions and conditions, substantially to the effect that each Reorganization will qualify as a tax-free reorganization under Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”). Accordingly, it is expected that no Target Fund and no Acquiring Fund will recognize any gain or loss for federal income tax purposes as a direct result of each Reorganization. However, prior to the close of regular trading on the NYSE on the applicable Closing Date, each Target Fund will declare a distribution of all its net investment income and net capital gains, if any. All or a portion of such a distribution may be taxable to shareholders of each Target Fund for federal income tax purposes.

It is not expected that repositioning each of the Target Fund’s portfolios would result in any significant capital gains to distribute as each of the Target Funds has sizable capital loss carryforwards, which are expected to be available to offset any capital gains realized with respect to such repositioning. Any capital loss carryforwards not used to offset capital gains realized prior to each Reorganization would carry over to the applicable Acquiring Fund, although the use of such loss carryforwards after the Reorganization may be subject to an annual limitation. See “The Proposed Reorganizations—Material Federal Income Tax Consequences.” Because of this annual limitation, it is projected that it may take more than 13 years for the capital loss carryforwards of the Nuveen High Income Bond Fund to be fully available for use, but the capital loss carryforwards for each other Target Fund should be fully available for use within two years of the closing of each Reorganization.

For a more detailed discussion of the federal income tax consequences of the Reorganizations, please see “The Proposed Reorganizations—Material Federal Income Tax Consequences.”

Risk Factors

In evaluating a Reorganization, you should consider carefully the risks of the Acquiring Fund to which you will be subject if the Reorganization is approved and completed. Investing in a mutual fund involves risk, including the risk that you may receive little or no return on your investment or even that you may lose part or all of your investment. An investment in the Acquiring Fund may not be appropriate for all shareholders. For a complete description of the risks of an investment in the Acquiring Fund, see the section in the Acquiring Fund’s prospectus entitled “Principal Investment Risks.”

Although an investment in a Target Fund is subject to many of the same principal risks as an investment in the corresponding Acquiring Fund (e.g., interest rate risk, credit risk and derivatives risk), there are certain differences in principal risks between the Funds as set forth in the tables below.

Nuveen Core Bond Fund (Target Fund) / TIAA-CREF Bond Fund (Acquiring Fund)

Principal Investment Risks	Nuveen Core Bond Fund	TIAA-CREF Bond Fund
Interest Rate Risk	X	X
Mortgage- and Asset-Backed Securities Risk / Extension Risk / Prepayment Risk	X	X
Issuer Risk / Credit Risk	X	X
Income Risk / Income Volatility Risk	X	X
Bond Market Liquidity Risk / Valuation Risk / Market Volatility, Liquidity and Valuation Risk / Illiquid Investments Risk	X	X
Non-U.S./Emerging Markets Risk / Fixed-Income Foreign Investment Risk / Emerging Markets Risk / Currency Risk / Sovereign Debt Risk	X	X
Active Management Risk	X	X
Call Risk	X	X
Mortgage Roll Risk		X
Unrated Security Risk / Downgrade Risk / Credit Spread Risk	X	X
Non-Investment-Grade Securities Risk		X
Senior Loan Risk		X
U.S. Government Securities Risk	X	X
Floating and Variable Rate Securities Risk		X
Derivatives Risk	X	X
Municipal Securities Risk	X
Rule 144A Securities Risk	X
Zero Coupon Bonds Risk	X
Dollar Roll Transactions Risk	X
Cybersecurity Risk(1)	X

(1)	The Acquiring Fund discloses this risk as a non-principal risk.

Nuveen Core Plus Bond Fund (Target Fund) / TIAA-CREF Bond Plus Fund (Acquiring Fund)

Principal Investment Risks	Nuveen Core Plus Bond Fund	TIAA-CREF Bond Plus Fund
Interest Rate Risk	X	X
Mortgage- and Asset-Backed Securities Risk / Extension Risk / Prepayment Risk	X	X
Issuer Risk / Credit Risk	X	X
Income Risk / Income Volatility Risk	X	X
Bond Market Liquidity Risk / Valuation Risk / Market Volatility, Liquidity and Valuation Risk / Illiquid Investments Risk	X	X
Non-U.S./Emerging Markets Risk / Fixed-Income Foreign Investment Risk / Emerging Markets Risk / Currency Risk / Sovereign Debt Risk	X	X
Active Management Risk	X	X
Call Risk	X	X
Mortgage Roll Risk		X
Unrated Security Risk / Downgrade Risk / Credit Spread Risk	X	X
High Yield Securities Risk / Non-Investment-Grade Securities Risk	X	X
Senior Loan Risk		X
U.S. Government Securities Risk	X	X
Floating and Variable Rate Securities Risk		X
Derivatives Risk	X	X
Municipal Securities Risk	X
Rule 144A Securities Risk	X
Zero Coupon Bonds Risk	X
Dollar Roll Transactions Risk	X
Contingent Capital Security Risk	X
Preferred Security Risk	X
Cybersecurity Risk(1)	X

(1)	The Acquiring Fund discloses this risk as a non-principal risk.

Nuveen High Income Bond Fund (Target Fund) / TIAA-CREF High-Yield Fund (Acquiring Fund)

Principal Investment Risks	Nuveen High Income Bond Fund		TIAA-CREF High-Yield Fund
Interest Rate Risk	X		X
Issuer Risk / Credit Risk	X		X
Income Risk / Income Volatility Risk	X		X
Bond Market Liquidity Risk / Valuation Risk / Market Volatility, Liquidity and Valuation Risk / Illiquid Investments Risk	X		X
Non-U.S./Emerging Markets Risk / Fixed-Income Foreign Investment Risk / Currency Risk / Sovereign Debt Risk	X		X
Active Management Risk	X		X
Call Risk	X		X
Unrated Security Risk / Downgrade Risk / Credit Spread Risk	X		X
High Yield Securities Risk / Non-Investment-Grade Securities Risk	X		X
Loan Risk / Senior Loan Risk	X		X
Floating and Variable Rate Securities Risk	X	(1)	X
Derivatives Risk	X		X
Rule 144A Securities Risk	X
Contingent Capital Security Risk	X

Principal Investment Risks	Nuveen High Income Bond Fund	TIAA-CREF High-Yield Fund
Preferred Security Risk	X
Frequent Trading Risk	X
Other Investment Companies Risk	X
Cybersecurity Risk(2)	X

(1)	See discussion of fixed and floating rate loans in the section entitled “Principal Investment Strategies” in the Target Fund’s summary prospectus.
(2)	The Acquiring Fund discloses this risk as a non-principal risk.

Nuveen Inflation Protected Securities Fund (Target Fund) / TIAA-CREF Inflation-Linked Bond Fund (Acquiring Fund)

Principal Investment Risks	Nuveen High Inflation Protected Securities Fund	TIAA-CREF Inflation- Linked Bond Fund
Interest Rate Risk	X	X
Mortgage- and Asset-Backed Securities Risk	X
Issuer Risk / Credit Risk	X	X
Income Risk / Income Volatility Risk	X	X
Bond Market Liquidity Risk / Valuation Risk / Market Volatility, Liquidity and Valuation Risk	X	X
Non-U.S./Emerging Markets Risk / Fixed-Income Foreign Investment Risk / Currency Risk / Sovereign Debt Risk	X	X
Active Management Risk	X	X
Call Risk	X	X
Unrated Security Risk / Downgrade Risk / Credit Spread Risk	X	X
High Yield Securities Risk	X
U.S. Government Securities Risk	X	X
Derivatives Risk	X	X
Rule 144A Securities Risk	X
Indexing Methodology Risk / Special Risks for Inflation-Indexed Bonds / Inflation Risk	X	X
Tax Consequences of Inflation Adjustments	X
Cybersecurity Risk(1)	X

(1)	The Acquiring Fund discloses this risk as a non-principal risk.

Nuveen Short Term Bond Fund (Target Fund) / TIAA-CREF Short-Term Bond Fund (Acquiring Fund)

Principal Investment Risks	Nuveen Short Term Bond Fund	TIAA-CREF Short-Term Bond Fund
Interest Rate Risk	X	X
Mortgage- and Asset-Backed Securities Risk / Extension Risk / Prepayment Risk	X	X
Issuer Risk / Credit Risk	X	X
Income Risk / Income Volatility Risk	X	X
Bond Market Liquidity Risk / Valuation Risk / Market Volatility, Liquidity and Valuation Risk / Illiquid Investments Risk	X	X
Non-U.S./Emerging Markets Risk / Fixed-Income Foreign Investment Risk / Currency Risk / Sovereign Debt Risk	X	X
Active Management Risk	X	X

Principal Investment Risks	Nuveen Short Term Bond Fund	TIAA-CREF Short-Term Bond Fund
Call Risk	X	X
Unrated Security Risk / Downgrade Risk / Credit Spread Risk	X	X
High Yield Securities Risk / Non-Investment-Grade Securities Risk	X	X
U.S. Government Securities Risk	X	X
Floating and Variable Rate Securities Risk		X
Derivatives Risk	X	X
Municipal Securities Risk	X
Rule 144A Securities Risk	X
Cybersecurity Risk(1)	X

(1)	The Acquiring Fund discloses this risk as a non-principal risk.

The following list contains descriptions of the principal investment risks for the Target Funds as those descriptions appear in the summary prospectus:

Interest Rate Risk—Interest rate risk is the risk that the value of the Fund’s portfolio will decline because of rising interest rates. The Fund may be subject to a greater risk of rising interest rates than would normally be the case due to the possibility that the current period of historically low rates may be ending and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. When interest rates change, the values of longer-duration debt securities usually change more than the values of shorter-duration debt securities. Rising interest rates also may lengthen the duration of debt securities with call features, since exercise of the call becomes less likely as interest rates rise, which in turn will make the securities more sensitive to changes in interest rates and result in even steeper price declines in the event of further interest rate increases.

Inflation protected securities may react differently from other debt securities to changes in interest rates. Generally, the value of an inflation protected security is affected by changes in “real” interest rates, which are stated interest rates reduced by the expected impact of inflation. Values of these securities normally fall when real interest rates rise and rise when real interest rates fall.

Mortgage- and Asset-Backed Securities Risk—These securities generally can be prepaid at any time, and prepayments that occur either more quickly or more slowly than expected can adversely impact the value of such securities. They are also subject to extension risk, which is the risk that rising interest rates could cause mortgages or other obligations underlying the securities to be prepaid more slowly than expected, thereby lengthening the duration of such securities, increasing their sensitivity to interest rate changes and causing their prices to decline. A mortgage-backed security may be negatively affected by the quality of the mortgages underlying such security, the credit quality of its issuer or guarantor and the nature and structure of its credit support.

Credit Risk—Credit risk is the risk that an issuer or other obligated party of a debt security may be unable or unwilling to make interest and principal payments when due and the related risk that the value of a debt security may decline because of concerns about the issuer’s ability or willingness to make such payments.

Income Risk—The Fund’s income could decline during periods of falling interest rates or when the Fund experiences defaults on debt securities it holds.

Bond Market Liquidity Risk—Dealer inventories of bonds, which provide an indication of the ability of financial intermediaries to “make markets” in those bonds, are at or near historic lows in relation to market size. This reduction in market making capacity has the potential to decrease liquidity and increase price volatility in the fixed-income markets in which the Fund invests, particularly during periods of economic or market stress. In addition, recent federal banking regulations may cause certain dealers to reduce their inventories of bonds, which may further decrease the Fund’s ability to buy or sell bonds. As a result of this decreased liquidity, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on performance. If the Fund needed to sell large blocks of bonds to meet shareholder redemption requests or to raise cash, those sales could further reduce the bonds’ prices and hurt performance.

Valuation Risk—The debt securities in which the Fund invests typically are valued by a pricing service utilizing a range of market-based inputs and assumptions, including readily available market quotations obtained from broker-dealers making markets in such instruments, cash flows and transactions for comparable instruments. There is no assurance that the Fund will be able to sell a portfolio security at the price established by the pricing service, which could result in a loss to the Fund. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size, but some trades may occur in smaller, “odd lot” sizes, often at lower prices than institutional round lot trades. Different pricing services may incorporate different assumptions and inputs into their valuation methodologies, potentially resulting in different values for the same securities. As a result, if the Fund were to change pricing services or if the Fund’s pricing service were to change its valuation methodology, there could be a material impact, either positive or negative, on the Fund’s net asset value.

Non-U.S./Emerging Markets Risk—Non-U.S. issuers or U.S. issuers with significant non-U.S. operations may be subject to risks in addition to those of issuers located in or that principally operate in the United States as a result of, among other things, political, social and economic developments abroad and different legal, regulatory and tax environments. These additional risks may be heightened for securities of issuers located in, or with significant operations in, emerging market countries as such countries may have a higher degree of economic instability, unsettled securities laws and inconsistent regulatory systems.

Currency Risk—Changes in currency exchange rates will affect the value of non-U.S. dollar denominated securities, interest earned from such securities, gains and losses realized on the sale of such securities and derivative transactions tied to such securities. A strong U.S. dollar relative to these other currencies will adversely affect the value of the Fund’s portfolio.

Sovereign Debt Risk—Sovereign debt instruments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt. This may be due to, for example, cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies.

Active Management Risk—The Fund’s sub-adviser actively manages the Fund’s investments. Consequently, the Fund is subject to the risk that the investment techniques and risk analyses employed by the Fund’s sub-adviser may not produce the desired results. This could cause the Fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Call Risk—If, during periods of falling interest rates, an issuer calls higher-yielding debt instruments held by the Fund, the Fund may have to reinvest in securities with lower yields, which may adversely impact the Fund’s performance.

Unrated Security Risk—Unrated securities determined by the Fund’s sub-adviser to be of comparable quality to rated securities which the Fund may purchase may pay a higher interest rate than such rated securities and be subject to a greater risk of illiquidity or price changes. Less public information is typically available about unrated securities or issuers than rated securities or issuers.

Credit Spread Risk—Credit spread risk is the risk that credit spreads (i.e., the difference in yield between securities that is due to differences in their credit quality) may increase when the market believes that bonds generally have a greater risk of default. Increasing credit spreads may reduce the market values of the Fund’s debt securities. Credit spreads often increase more for lower rated and unrated securities than for investment grade securities. In addition, when credit spreads increase, reductions in market value will generally be greater for longer-maturity securities.

High Yield Securities Risk—High yield securities, which are rated below investment grade and commonly referred to as “junk” bonds, are high risk investments that may cause income and principal losses for the Fund. They generally have greater credit risk, are less liquid and have more volatile prices than investment grade securities.

Loan Risk—The lack of an active trading market for certain loans may impair the ability of the Fund to realize full value in the event of the need to sell a loan and may make it difficult to value such loans. Portfolio transactions in loans may settle in as short as seven days but typically can take up to two or three weeks, and in some cases much longer. As a result of these extended settlement periods, the Fund may incur losses if it is required to sell other investments or temporarily borrow to meet its cash needs, including satisfying redemption requests. The risks associated with unsecured loans, which are not backed by a security interest in any specific collateral, are higher than those for comparable loans that are secured by specific collateral. Interests in loans made to finance highly leveraged companies or transactions such as corporate acquisitions may be especially vulnerable to adverse changes in economic or market conditions. Additionally, loans may not be considered “securities” and, as a result, the Fund may not be entitled to rely on the anti-fraud protections of the securities laws.

U.S. Government Securities Risk—U.S. Government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued or guaranteed by U.S. Government agencies and instrumentalities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and instrumentalities if it is not obligated by law to do so.

Derivatives Risk—The use of derivatives involves additional risks and transaction costs which could leave the Fund in a worse position than if it had not used these instruments. Derivative instruments can be used to acquire or to transfer the risk and returns of a security or other asset without buying or selling the security or asset. These instruments may entail investment exposures that are greater than their cost would suggest. As a result, a small investment in derivatives can result in losses that greatly exceed the original investment. Derivatives can be highly volatile, illiquid and difficult to value. An over-the-counter derivative transaction between the Fund and a counterparty that is not cleared through a central counterparty also involves the risk that a loss may be sustained as a result of the failure of the counterparty to the contract to make required payments. The payment obligation for a cleared derivative transaction is guaranteed by a central counterparty, which exposes the Fund to the creditworthiness of the central counterparty.

Municipal Securities Risk—The values of municipal securities held by the Fund may be adversely affected by local political and economic conditions and developments. Adverse conditions in an industry significant to a local economy could have a correspondingly adverse effect on the financial condition of local issuers. The amount of public information available about municipal bonds is generally less than for certain corporate equities or bonds, meaning that the investment performance of the Fund may be more dependent on the analytical abilities of the Fund’s sub- adviser than funds that invest in stock or other corporate investments.

Rule 144A Securities Risk—The market for Rule 144A securities typically is less active than the market for publicly- traded securities. Rule 144A securities carry the risk that their liquidity may become impaired and the Fund may be unable to dispose of the securities promptly or at reasonable prices.

Zero Coupon Bonds Risk—Because interest on zero coupon bonds is not paid on a current basis, the values of zero coupon bonds will be more volatile in response to interest rate changes than the values of bonds that distribute income regularly. Although zero coupon bonds generate income for accounting purposes, they do not produce cash flow, and thus the Fund could be forced to liquidate securities at an inopportune time in order to generate cash to distribute to shareholders as required by tax laws.

Dollar Roll Transaction Risk—The use of dollar rolls can increase the volatility of the Fund’s share price, and it may have an adverse impact on performance unless the sub-adviser correctly predicts mortgage prepayments and interest rates. These transactions are subject to the risk that the counterparty to the transaction may not or be unable to perform in accordance with the terms of the instrument.

Contingent Capital Security Risk—CoCos have loss absorption mechanisms benefitting the issuer built into their terms. Upon the occurrence of a specified trigger or event, CoCos may be subject to automatic conversion into the issuer’s common stock, which likely will have declined in value and which will be subordinate to the issuer’s other classes of securities, or to an automatic write-down of the principal amount of the securities, potentially to zero, which could result in the Fund losing a portion or all of its investment in such securities. CoCos are often rated below investment grade and are subject to the risks of high yield securities.

Preferred Security Risk—Preferred securities generally are subordinated to bonds and other debt instruments in a company’s capital structure and therefore will be subject to greater credit risk than those debt instruments. In addition, preferred securities are subject to other risks, such as having no or limited voting rights, being subject to special redemption rights, having distributions deferred or skipped, having floating interest rates or dividends, which may result in a decline in value in a falling interest rate environment, having limited liquidity, changing or unfavorable tax treatments and possibly being issued by companies in heavily regulated industries.

Frequent Trading Risk—The Fund’s portfolio turnover rate may exceed 100%. Frequent trading of portfolio securities may produce capital gains, which are taxable to shareholders when distributed. Frequent trading may also increase the amount of commissions or mark-ups to broker-dealers that the Fund pays when it buys and sells securities, which may detract from the Fund’s performance.

Other Investment Companies Risk—When the Fund invests in other investment companies, including ETFs, you bear both your proportionate share of Fund expenses and, indirectly, the expenses of the other investment companies.

Indexing Methodology Risk—There can be no assurance that the U.S. or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services.

Inflation Risk—If the rate of inflation falls or if inflation is negative (i.e., deflation), the principal value of and/or interest payments on inflation protected debt securities held by the Fund will decrease.

Tax Consequences of Inflation Adjustments—Because inflation adjustments to the principal amount of an inflation protected security will be included in the Fund’s income, the Fund may have to make income distributions to shareholders that exceed the cash it receives.

Cybersecurity Risk—Cybersecurity risk is the risk of an unauthorized breach and access to Fund assets, customer data (including private shareholder information) or proprietary information, or the risk of an incident occurring that causes the Fund, its investment adviser or sub-adviser, custodian, transfer agent, distributor or other service provider or a financial intermediary to suffer a data breach, data corruption or lose operational functionality. Successful cyber- attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact the Fund or its shareholders. Additionally, a cybersecurity breach could affect the issuers in which the Fund invests, which may cause the Fund’s investments to lose value.

The following list contains descriptions of the principal investment risks for the Acquiring Funds as those descriptions appear in the summary prospectus:

Interest Rate Risk (a type of Market Risk)—The risk that increases in interest rates can cause the prices of fixed-income investments to decline. This risk is heightened to the extent the Fund invests in longer duration fixed-income investments and during periods when prevailing interest rates are low or negative. Currently, interest rates in the United States and in certain foreign markets are at or near historic lows, which may increase the Fund’s exposure to risks associated with rising interest rates. In general, changing interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility.

Extension Risk—The risk that, during periods of rising interest rates, borrowers may pay off their mortgage loans later than expected, preventing the Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

Prepayment Risk—The risk that, during periods of falling interest rates, borrowers may pay off their mortgage loans sooner than expected, forcing the Fund to reinvest the unanticipated proceeds at lower interest rates and resulting in a decline in income.

Issuer Risk (often called Financial Risk)—The risk that an issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the issuer’s financial instruments over short or extended periods of time.

Credit Risk (a type of Issuer Risk)—The risk that the issuer of fixed-income investments may not be able or willing to meet interest or principal payments when the payments become due.

Income Volatility Risk—The risk that the level of current income from a portfolio of fixed-income investments may decline in certain interest rate environments.

Market Volatility, Liquidity and Valuation Risk (types of Market Risk)—The risk that volatile or dramatic reductions in trading activity make it difficult for the Fund to properly value its investments and that the Fund may not be able to purchase or sell an investment at an attractive price, if at all.

Illiquid Investments Risk—The risk that illiquid investments may be difficult to sell for the value at which they are carried, if at all, or at any price within the desired time frame.

Fixed-Income Foreign Investment Risk—Investment in fixed-income securities or financial instruments of foreign issuers involves increased risks due to adverse issuer, political, regulatory, currency, market or economic developments. These developments may impact the ability of a foreign debt issuer to make timely and ultimate payments on its debt obligations to the Fund or impair the Fund’s ability to enforce its rights against the foreign debt issuer. These risks are heightened in emerging or developing markets. Foreign investments may also be less liquid and more difficult to value than investments in U.S. issuers.

Emerging Markets Risk—The risk of foreign investment often increases in countries with emerging markets. For example, these countries may have more unstable governments than developed countries, and their economies may be based on only a few industries. Because their financial markets may be very small, share prices of financial instruments in emerging market countries may be volatile and difficult to determine. Financial instruments of issuers in these countries may be less liquid than those of issuers in more developed countries. In addition, foreign investors such as the Fund are subject to a variety of special restrictions in many emerging market countries.

Active Management Risk—The risk that Teachers Advisors’ strategy, investment selection or trading execution may cause the Fund to underperform relative to the benchmark index or mutual funds with similar investment objectives.

Call Risk—The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in the Fund’s income.

Mortgage Roll Risk—The risk that Teachers Advisors will not correctly predict mortgage prepayments and interest rates, which will diminish the Fund’s performance.

Downgrade Risk—The risk that securities are subsequently downgraded should Teachers Advisors and/or rating agencies believe the issuer’s business outlook or creditworthiness has deteriorated.

Non-Investment-Grade Securities Risk—Issuers of non-investment-grade securities, which are usually called “high-yield” or “junk bonds,” are typically in weaker financial health and such securities can be harder to value and sell and their prices can be more volatile than more highly rated securities. While these securities generally have higher rates of interest, they also involve greater risk of default than do securities of a higher-quality rating.

Senior Loan Risk—Many senior loans present credit risk comparable to high-yield securities. The liquidation of the collateral backing a senior loan may not satisfy the borrower’s obligation to the Fund in the event of non-payment of scheduled interest or principal. Senior loans also expose the Fund to call risk and illiquid investments risk. The secondary market for senior loans can be limited. Trades can be infrequent and the values for senior loans may experience volatility. In some cases, negotiations for the sale or settlement of senior loans may require weeks to complete, which may impair the Fund’s ability to raise cash to satisfy redemptions, pay dividends, pay expenses or to take advantage of other investment opportunities in a timely manner. If an issuer of a senior loan prepays or redeems the loan prior to maturity, the Fund will have to reinvest the proceeds in other senior loans or instruments that may pay lower interest rates.

U.S. Government Securities Risk—Securities issued by the U.S. Government or one of its agencies or instrumentalities may receive varying levels of support from the U.S. Government, which could affect the Fund’s ability to recover should they default. To the extent the Fund invests significantly in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, any market movements, regulatory changes or changes in political or economic conditions that affect the securities of the U.S. Government or its agencies or instrumentalities in which the Fund invests may have a significant impact on the Fund’s performance.

Floating and Variable Rate Securities Risk—Floating and variable rate securities provide for a periodic adjustment in the interest rate paid on the securities. The rate adjustment intervals may be regular and range from daily up to annually, or may be based on an event, such as a change in the prime rate. Floating and variable rate securities may be subject to greater liquidity risk than other debt securities, meaning that there may be limitations on the Fund’s ability to sell the securities at any given time. Such securities also may lose value.

Derivatives Risk—The risks associated with investing in derivatives may be different and greater than the risks associated with directly investing in the underlying securities and other instruments. The Fund may use futures, options, single name or index credit default swaps, or forwards, and the Fund may also use more complex derivatives such as swaps that might present liquidity, credit and counterparty risk. When investing in derivatives, the Fund may lose more than the principal amount invested.

Special Risks for Inflation-Indexed Bonds—The risk that interest payments on, or market values of, inflation-indexed investments decline because of a decline in inflation (or deflation) or changes in investors’ and/or the market’s inflation expectations. In addition, inflation indices may not reflect the true rate of inflation.

Further Comparison of the Funds

Fees and Expenses

The tables below provide information about the fees and expenses attributable to each class of shares of the Funds (excluding classes not implicated by the Reorganizations) and the pro forma fees and expenses of the Acquiring Funds following each Reorganization. Shareholder fees reflect the fees currently in effect for each Fund. Annual fund operating expenses reflect the actual expenses of the Target Funds for their fiscal years ended June 30, 2018 and the actual expenses of the Acquiring Funds for the six months ended September 30, 2018, annualized. The Acquiring Fund pro forma fees and expenses for each Fund are based on the amounts shown in the table, assuming the Reorganizations occurred as of September 30, 2018.

Nuveen Core Bond Fund (Target Fund) / TIAA-CREF Bond Fund (Acquiring Fund)

Shareholder Fees

(fees paid directly from your investment)

	Nuveen Core Bond Fund		TIAA-CREF Bond Fund		TIAA-CREF Bond Fund Pro Forma
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)
Class A / Retail Class	3.00%		None		None
Class C / Retail Class	None		None		None
Class I / Advisor Class	None		None		None
Class R6 / Institutional Class	None		None		None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)
Class A / Retail Class	None		None		None
Class C / Retail Class	1.00%		None		None
Class I / Advisor Class	None		None		None
Class R6 / Institutional Class	None		None		None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions
Class A / Retail Class	None		None		None
Class C / Retail Class	None		None		None
Class I / Advisor Class	None		None		None
Class R6 / Institutional Class	None		None		None
Redemption or Exchange Fee
Class A / Retail Class	None		None		None
Class C / Retail Class	None		None		None
Class I / Advisor Class	None		None		None
Class R6 / Institutional Class	None		None		None
Annual Low Balance Account Fee
Class A / Retail Class	$15	(1)	$15	(2)	$15	(2)
Class C / Retail Class	$15	(1)	$15	(2)	$15	(2)
Class I / Advisor Class	$15	(1)	None		None
Class R6 / Institutional Class	None		None		None

(1)

Fee applies to the following types of accounts under $1,000 held directly with the Target Fund: IRAs, Coverdell Education Savings Accounts and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or the Uniform Gifts to Minors Act (UGMA).

(2)

Fee applies to Retail Class accounts (retirement and non-retirement) under $2,000 held with the Acquiring Fund, including IRAs and Coverdell education savings accounts. The fee does not apply to the following types of Retail Class accounts: accounts held through retirement or Employee Benefit Plans; accounts held through intermediaries and their supermarkets and platforms (i.e., omnibus accounts); accounts that are registered under a taxpayer identification number (or Social Security number) that have aggregated non-retirement or non-employee benefit plan assets held in accounts for the Fund or another series of the TIAA-CREF Funds of $25,000 or more; accounts currently enrolled in the Fund’s Automatic Investment Plan; and accounts held through tuition (529) plan programs.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Nuveen Core Bond Fund		TIAA-CREF Bond Fund		TIAA-CREF Bond Fund Pro Forma
Management Fees	0.47%		0.28%		0.28%
Distribution and Service (12b-1) Fees
Class A / Retail Class	0.25%		0.25%		0.25%
Class C / Retail Class	1.00%		0.25%		0.25%
Class I / Advisor Class	0.00%		0.00%		0.00%
Class R6 / Institutional Class	0.00%		0.00%		0.00%
Other Expenses
Class A / Retail Class	0.24%		0.07%		0.06%
Class C / Retail Class	0.24%		0.07%		0.06%
Class I / Advisor Class	0.24%		0.16%		0.16%
Class R6 / Institutional Class	0.18%		0.02%		0.02%
Total Annual Fund Operating Expenses
Class A / Retail Class	0.96%		0.60%		0.59%
Class C / Retail Class	1.71%		0.60%		0.59%
Class I / Advisor Class	0.71%		0.44%		0.44%
Class R6 / Institutional Class	0.65%		0.30%		0.30%
Fee Waivers and/or Expense Reimbursements
Class A / Retail Class	(0.18	)%(1)	(0.00	)%(2)	(0.00	)%(2)
Class C / Retail Class	(0.18	)%(1)	(0.00	)%(2)	(0.00	)%(2)
Class I / Advisor Class	(0.18	)%(1)	(0.00	)%(2)	(0.00	)%(2)
Class R6 / Institutional Class	(0.18	)%(1)	(0.00	)%(2)	(0.00	)%(2)
Total Annual Fund Operating Expenses – After Fee Waivers and/or Expense Reimbursements
Class A / Retail Class	0.78%		0.60%		0.59%
Class C / Retail Class	1.53%		0.60%		0.59%
Class I / Advisor Class	0.53%		0.44%		0.44%
Class R6 / Institutional Class	0.47%		0.30%		0.30%

(1)

Nuveen Fund Advisors has agreed to waive fees and/or reimburse expenses through July 31, 2020, so that the total annual fund operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.53% of the average daily net assets of any class of Target Fund shares. Fee waivers and/or expense reimbursements will not be terminated prior to that time without the approval of the Board of Directors of the Target Corporation.

(2)

Under the Acquiring Fund’s expense reimbursement arrangements, Teachers Advisors, the Acquiring Fund’s investment adviser, has contractually agreed to reimburse the Acquiring Fund for any Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, acquired fund fees and expenses and extraordinary expenses) that exceed (i) 0.70% of average daily net assets for Retail Class shares; (ii) 0.50% of average daily net assets for Advisor Class shares; and (iii) 0.35% of average daily net assets for Institutional Class shares of the Acquiring Fund. This expense reimbursement arrangement will continue through at least July 31, 2020, unless changed with approval of the Board of Trustees of the Acquiring Trust.

Nuveen Core Plus Bond Fund (Target Fund) / TIAA-CREF Bond Plus Fund (Acquiring Fund)

Shareholder Fees

(fees paid directly from your investment)

	Nuveen Core Plus Bond Fund		TIAA-CREF Bond Plus Fund		TIAA-CREF Bond Plus Fund Pro Forma
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)
Class A / Retail Class	4.25%		None		None
Class C / Retail Class	None		None		None
Class R3 / Retail Class	None		None		None
Class I / Advisor Class	None		None		None
Class R6 / Institutional Class	None		None		None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)
Class A / Retail Class	None		None		None
Class C / Retail Class	1.00%		None		None
Class R3 / Retail Class	None		None		None
Class I / Advisor Class	None		None		None
Class R6 / Institutional Class	None		None		None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions
Class A / Retail Class	None		None		None
Class C / Retail Class	None		None		None
Class R3 / Retail Class	None		None		None
Class I / Advisor Class	None		None		None
Class R6 / Institutional Class	None		None		None
Redemption or Exchange Fee
Class A / Retail Class	None		None		None
Class C / Retail Class	None		None		None
Class R3 / Retail Class	None		None		None
Class I / Advisor Class	None		None		None
Class R6 / Institutional Class	None		None		None
Annual Low Balance Account Fee
Class A / Retail Class	$15	(1)	$15	(2)	$15	(2)
Class C / Retail Class	$15	(1)	$15	(2)	$15	(2)
Class R3 / Retail Class	None		$15	(2)	$15	(2)
Class I / Advisor Class	$15	(1)	None		None
Class R6 / Institutional Class	None		None		None

(1)

Fee applies to the following types of accounts under $1,000 held directly with the Target Fund: IRAs, Coverdell Education Savings Accounts and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or the Uniform Gifts to Minors Act (UGMA).

(2)

Fee applies to Retail Class accounts (retirement and non-retirement) under $2,000 held with the Acquiring Fund, including IRAs and Coverdell education savings accounts. The fee does not apply to the following types of Retail Class accounts: accounts held through retirement or Employee Benefit Plans; accounts held through intermediaries and their supermarkets and platforms (i.e., omnibus accounts); accounts that are registered under a taxpayer identification number (or Social Security number) that have aggregated non-retirement or non-employee benefit plan assets held in accounts for the Fund or another series of the TIAA-CREF Funds of $25,000 or more; accounts currently enrolled in the Fund’s Automatic Investment Plan; and accounts held through tuition (529) plan programs.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Nuveen Core Plus Bond Fund		TIAA-CREF Bond Plus Fund		TIAA-CREF Bond Plus Fund Pro Forma
Management Fees	0.47%		0.29%		0.29%
Distribution and Service (12b-1) Fees
Class A / Retail Class	0.25%		0.25%		0.25%
Class C / Retail Class	1.00%		0.25%		0.25%
Class R3 / Retail Class	0.50%		0.25%		0.25%
Class I / Advisor Class	0.00%		0.00%		0.00%
Class R6 / Institutional Class	0.00%		0.00%		0.00%
Other Expenses
Class A / Retail Class	0.18%		0.09%		0.07%
Class C / Retail Class	0.18%		0.09%		0.07%
Class R3 / Retail Class	0.18%		0.09%		0.07%
Class I / Advisor Class	0.18%		0.06%		0.11%
Class R6 / Institutional Class	0.12%		0.01%		0.01%
Total Annual Fund Operating Expenses
Class A / Retail Class	0.90%		0.63%		0.61%
Class C / Retail Class	1.65%		0.63%		0.61%
Class R3 / Retail Class	1.15%		0.63%		0.61%
Class I / Advisor Class	0.65%		0.35%		0.40%
Class R6 / Institutional Class	0.59%		0.30%		0.30%
Fee Waivers and/or Expense Reimbursements
Class A / Retail Class	(0.13	)%(1)	(0.00	)%(2)	(0.00	)%(2)
Class C / Retail Class	(0.13	)%(1)	(0.00	)%(2)	(0.00	)%(2)
Class R3 / Retail Class	(0.13	)%(1)	(0.00	)%(2)	(0.00	)%(2)
Class I / Advisor Class	(0.13	)%(1)	(0.00	)%(2)	(0.00	)%(2)
Class R6 / Institutional Class	(0.13	)%(1)	(0.00	)%(2)	(0.00	)%(2)
Total Annual Fund Operating Expenses – After Fee Waivers and/or Expense Reimbursements
Class A / Retail Class	0.77%		0.63%		0.61%
Class C / Retail Class	1.52%		0.63%		0.61%
Class R3 / Retail Class	1.02%		0.63%		0.61%
Class I / Advisor Class	0.52%		0.35%		0.40%
Class R6 / Institutional Class	0.46%		0.30%		0.30%

(1)

Nuveen Fund Advisors has agreed to waive fees and/or reimburse expenses through July 31, 2020, so that the total annual fund operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.52% of the average daily net assets of any class of Target Fund shares. Fee waivers and/or expense reimbursements will not be terminated prior to that time without the approval of the Board of Directors of the Target Corporation.

(2)

Under the Acquiring Fund’s expense reimbursement arrangements, Teachers Advisors, the Acquiring Fund’s investment adviser, has contractually agreed to reimburse the Acquiring Fund for any Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, acquired fund fees and expenses and extraordinary expenses) that exceed (i) 0.70% of average daily net assets for Retail Class shares; (ii) 0.50% of average daily net assets for Advisor Class shares; and (iii) 0.35% of average daily net assets for Institutional Class shares of the Acquiring Fund. This expense reimbursement arrangement will continue through at least July 31, 2020, unless changed with approval of the Board of Trustees of the Acquiring Trust.

Nuveen High Income Bond Fund (Target Fund) / TIAA-CREF High-Yield Fund (Acquiring Fund)

Shareholder Fees

(fees paid directly from your investment)

	Nuveen High Income Bond Fund		TIAA-CREF High-Yield Fund		TIAA-CREF High-Yield Fund Pro Forma
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)
Class A / Retail Class	4.75%		None		None
Class C / Retail Class	None		None		None
Class R3 / Retail Class	None		None		None
Class I / Advisor Class	None		None		None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)
Class A / Retail Class	None		None		None
Class C / Retail Class	1.00%		None		None
Class R3 / Retail Class	None		None		None
Class I / Advisor Class	None		None		None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions
Class A / Retail Class	None		None		None
Class C / Retail Class	None		None		None
Class R3 / Retail Class	None		None		None
Class I / Advisor Class	None		None		None
Redemption or Exchange Fee
Class A / Retail Class	None		None		None
Class C / Retail Class	None		None		None
Class R3 / Retail Class	None		None		None
Class I / Advisor Class	None		None		None
Annual Low Balance Account Fee
Class A / Retail Class	$15	(1)	$15	(2)	$15	(2)
Class C / Retail Class	$15	(1)	$15	(2)	$15	(2)
Class R3 / Retail Class	None		$15	(2)	$15	(2)
Class I / Advisor Class	$15	(1)	None		None

(1)

Fee applies to the following types of accounts under $1,000 held directly with the Target Fund: IRAs, Coverdell Education Savings Accounts and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or the Uniform Gifts to Minors Act (UGMA).

(2)

Fee applies to Retail Class accounts (retirement and non-retirement) under $2,000 held with the Acquiring Fund, including IRAs and Coverdell education savings accounts. The fee does not apply to the following types of Retail Class accounts: accounts held through retirement or Employee Benefit Plans; accounts held through intermediaries and their supermarkets and platforms (i.e., omnibus accounts); accounts that are registered under a taxpayer identification number (or Social Security number) that have aggregated non-retirement or non-employee benefit plan assets held in accounts for the Fund or another series of the TIAA-CREF Funds of $25,000 or more; accounts currently enrolled in the Fund’s Automatic Investment Plan; and accounts held through tuition (529) plan programs.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Nuveen High Income Bond Fund		TIAA-CREF High-Yield Fund		TIAA-CREF High-Yield Fund Pro Forma
Management Fees	0.59%		0.34%		0.34%
Distribution and Service (12b-1) Fees
Class A / Retail Class	0.25%		0.25%		0.25%
Class C / Retail Class	1.00%		0.25%		0.25%
Class R3 / Retail Class	0.50%		0.25%		0.25%
Class I / Advisor Class	0.00%		0.00%		0.00%
Other Expenses
Class A / Retail Class	0.20%		0.04%		0.03%
Class C / Retail Class	0.21%		0.04%		0.03%
Class R3 / Retail Class	0.21%		0.04%		0.03%
Class I / Advisor Class	0.20%		0.13%		0.08%
Acquired Fund Fees and Expenses(1)
Class A / Retail Class	0.05%		0.00%		0.00%
Class C / Retail Class	0.05%		0.00%		0.00%
Class R3 / Retail Class	0.05%		0.00%		0.00%
Class I / Advisor Class	0.05%		0.00%		0.00%
Total Annual Fund Operating Expenses
Class A / Retail Class	1.09%		0.63%		0.62%
Class C / Retail Class	1.85%		0.63%		0.62%
Class R3 / Retail Class	1.35%		0.63%		0.62%
Class I / Advisor Class	0.84%		0.47%		0.42%
Fee Waivers and/or Expense Reimbursements
Class A / Retail Class	(0.04	)%(2)	(0.00	)%(3)	(0.00	)%(3)
Class C / Retail Class	(0.05	)%(2)	(0.00	)%(3)	(0.00	)%(3)
Class R3 / Retail Class	(0.05	)%(2)	(0.00	)%(3)	(0.00	)%(3)
Class I / Advisor Class	(0.04	)%(2)	(0.00	)%(3)	(0.00	)%(3)
Total Annual Fund Operating Expenses – After Fee Waivers and/or Expense Reimbursements
Class A / Retail Class	1.05%		0.63%		0.62%
Class C / Retail Class	1.80%		0.63%		0.62%
Class R3 / Retail Class	1.30%		0.63%		0.62%
Class I / Advisor Class	0.80%		0.47%		0.42%

(1)

“Acquired Fund Fees and Expenses” are the Acquiring Fund’s proportionate amount of the expenses of any investment companies or pools in which it invests. These expenses are not paid directly by Acquiring Fund shareholders. Instead, Acquiring Fund shareholders bear these expenses indirectly because they reduce Acquiring Fund performance. Because “Acquired Fund Fees and Expenses” are included in the chart above, the Acquiring Fund’s operating expenses here will not correlate with the expenses included in the financial highlights in the Acquiring Fund’s prospectus and annual report.

(2)

Nuveen Fund Advisors has agreed to waive fees and/or reimburse expenses through July 31, 2020, so that the total annual fund operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.75% of the average daily net assets of any class of Target Fund shares. Fee waivers and/or expense reimbursements will not be terminated prior to that time without the approval of the Board of Directors of the Target Corporation.

(3)

Under the Acquiring Fund’s expense reimbursement arrangements, Teachers Advisors, the Acquiring Fund’s investment adviser, has contractually agreed to reimburse the Acquiring Fund for any Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, acquired fund fees and expenses and extraordinary expenses) that exceed (i) 0.75% of average daily net assets for Retail Class shares and (ii) 0.55% of average daily net assets for Advisor Class shares of the Acquiring Fund. This expense reimbursement arrangement will continue through at least July 31, 2020, unless changed with approval of the Board of Trustees of the Acquiring Trust.

Nuveen Inflation Protected Securities Fund (Target Fund) / TIAA-CREF Inflation-Linked Bond Fund (Acquiring Fund)

Shareholder Fees

(fees paid directly from your investment)

	Nuveen Inflation Protected Securities Fund		TIAA-CREF Inflation-Linked Bond Fund		TIAA-CREF Inflation-Linked Bond Pro Forma
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)
Class A / Retail Class	4.25%		None		None
Class C / Retail Class	None		None		None
Class R3 / Retail Class	None		None		None
Class I / Advisor Class	None		None		None
Class R6 / Institutional Class	None		None		None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)
Class A / Retail Class	None		None		None
Class C / Retail Class	1.00%		None		None
Class R3 / Retail Class	None		None		None
Class I / Advisor Class	None		None		None
Class R6 / Institutional Class	None		None		None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions
Class A / Retail Class	None		None		None
Class C / Retail Class	None		None		None
Class R3 / Retail Class	None		None		None
Class I / Advisor Class	None		None		None
Class R6 / Institutional Class	None		None		None
Redemption or Exchange Fee
Class A / Retail Class	None		None		None
Class C / Retail Class	None		None		None
Class R3 / Retail Class	None		None		None
Class I / Advisor Class	None		None		None
Class R6 / Institutional Class	None		None		None
Annual Low Balance Account Fee
Class A / Retail Class	$15	(1)	$15	(2)	$15	(2)
Class C / Retail Class	$15	(1)	$15	(2)	$15	(2)
Class R3 / Retail Class	None		$15	(2)	$15	(2)
Class I / Advisor Class	$15		None		None
Class R6 / Institutional Class	None		None		None

(1)

Fee applies to the following types of accounts under $1,000 held directly with the Target Fund: IRAs, Coverdell Education Savings Accounts and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or the Uniform Gifts to Minors Act (UGMA).

(2)

Fee applies to Retail Class accounts (retirement and non-retirement) under $2,000 held with the Acquiring Fund, including IRAs and Coverdell education savings accounts. The fee does not apply to the following types of Retail Class accounts: accounts held through retirement or Employee Benefit Plans; accounts held through intermediaries and their supermarkets and platforms (i.e., omnibus accounts); accounts that are registered under a taxpayer identification number (or Social Security number) that have aggregated non-retirement or non-employee benefit plan assets held in accounts for the Fund or another series of the TIAA-CREF Funds of $25,000 or more; accounts currently enrolled in the Fund’s Automatic Investment Plan; and accounts held through tuition (529) plan programs.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Nuveen Inflation Protected Securities Fund		TIAA-CREF Inflation-Linked Bond Fund		TIAA-CREF Inflation-Linked Bond Fund Pro Forma
Management Fees	0.40%		0.24%		0.24%
Distribution and Service (12b-1) Fees
Class A / Retail Class	0.25%		0.25%		0.25%
Class C / Retail Class	1.00%		0.25%		0.25%
Class R3 / Retail Class	0.50%		0.25%		0.25%
Class I / Advisor Class	0.00%		0.00%		0.00%
Class R6 / Institutional Class	0.00%		0.00%		0.00%
Other Expenses
Class A / Retail Class	0.32%		0.09%		0.05%
Class C / Retail Class	0.32%		0.09%		0.05%
Class R3 / Retail Class	0.32%		0.09%		0.05%
Class I / Advisor Class	0.32%		0.14%		0.13%
Class R6 / Institutional Class	0.08%		0.02%		0.01%
Total Annual Fund Operating Expenses
Class A / Retail Class	0.97%		0.58%		0.54%
Class C / Retail Class	1.72%		0.58%		0.54%
Class R3 / Retail Class	1.22%		0.58%		0.54%
Class I / Advisor Class	0.72%		0.38%		0.37%
Class R6 / Institutional Class	0.48%		0.26%		0.25%
Fee Waivers and/or Expense Reimbursements
Class A / Retail Class	(0.19	)%(1)	(0.00	)%(2)	(0.00	)%(2)
Class C / Retail Class	(0.19	)%(1)	(0.00	)%(2)	(0.00	)%(2)
Class R3 / Retail Class	(0.19	)%(1)	(0.00	)%(2)	(0.00	)%(2)
Class I / Advisor Class	(0.19	)%(1)	(0.00	)%(2)	(0.00	)%(2)
Class R6 / Institutional Class	(0.20	)%(1)	(0.00	)%(2)	(0.00	)%(2)
Total Annual Fund Operating Expenses – After Fee Waivers and/or Expense Reimbursements
Class A / Retail Class	0.78%		0.58%		0.54%
Class C / Retail Class	1.53%		0.58%		0.54%
Class R3 / Retail Class	1.03%		0.58%		0.54%
Class I / Advisor Class	0.53%		0.38%		0.37%
Class R6 / Institutional Class	0.28%		0.26%		0.25%

(1)

Nuveen Fund Advisors has agreed to waive fees and/or reimburse expenses through July 31, 2020, so that the total annual fund operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.56% of the average daily net assets of any class of Target Fund shares. Fee waivers and/or expense reimbursements will not be terminated prior to that time without the approval of the Board of Directors of the Target Corporation.

(2)

Under the Acquiring Fund’s expense reimbursement arrangements, Teachers Advisors, the Acquiring Fund’s investment adviser, has contractually agreed to reimburse the Acquiring Fund for any Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, acquired fund fees and expenses and extraordinary expenses) that exceed (i) 0.65% of average daily net assets for Retail Class shares; (ii) 0.45% of average daily net assets for Advisor Class shares; and (iii) 0.30% of average daily net assets for Institutional Class shares of the Acquiring Fund. This expense reimbursement arrangement will continue through at least July 31, 2020, unless changed with approval of the Board of Trustees of the Acquiring Trust.

Nuveen Short Term Bond Fund (Target Fund) / TIAA-CREF Short-Term Bond Fund (Acquiring Fund)

Shareholder Fees

(fees paid directly from your investment)

	Nuveen Short Term Bond Fund		TIAA-CREF Short-Term Bond Fund		TIAA-CREF Short-Term Bond Pro Forma
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)
Class A / Retail Class	2.25%		None		None
Class C / Retail Class	None		None		None
Class R3 / Retail Class	None		None		None
Class I / Advisor Class	None		None		None
Class R6 / Institutional Class	None		None		None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)
Class A / Retail Class	None		None		None
Class C / Retail Class	1.00%		None		None
Class R3 / Retail Class	None		None		None
Class I / Advisor Class	None		None		None
Class R6 / Institutional Class	None		None		None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions
Class A / Retail Class	None		None		None
Class C / Retail Class	None		None		None
Class R3 / Retail Class	None		None		None
Class I / Advisor Class	None		None		None
Class R6 / Institutional Class	None		None		None
Redemption or Exchange Fee
Class A / Retail Class	None		None		None
Class C / Retail Class	None		None		None
Class R3 / Retail Class	None		None		None
Class I / Advisor Class	None		None		None
Class R6 / Institutional Class	None		None		None
Annual Low Balance Account Fee
Class A / Retail Class	$15	(1)	$15	(2)	$15	(2)
Class C / Retail Class	$15	(1)	$15	(2)	$15	(2)
Class R3 / Retail Class	None		$15	(2)	$15	(2)
Class I / Advisor Class	$15	(1)	None		None
Class R6 / Institutional Class	None		None		None

(1)

Fee applies to the following types of accounts under $1,000 held directly with the Target Fund: IRAs, Coverdell Education Savings Accounts and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or the Uniform Gifts to Minors Act (UGMA).

(2)

Fee applies to Retail Class accounts (retirement and non-retirement) under $2,000 held with the Acquiring Fund, including IRAs and Coverdell education savings accounts. The fee does not apply to the following types of Retail Class accounts: accounts held through retirement or Employee Benefit Plans; accounts held through intermediaries and their supermarkets and platforms (i.e., omnibus accounts); accounts that are registered under a taxpayer identification number (or Social Security number) that have aggregated non-retirement or non-employee benefit plan assets held in accounts for the Fund or another series of the TIAA-CREF Funds of $25,000 or more; accounts currently enrolled in the Fund’s Automatic Investment Plan; and accounts held through tuition (529) plan programs.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Nuveen Short Term Bond Fund		TIAA-CREF Short-Term Bond Fund		TIAA-CREF Short-Term Bond Pro Forma
Management Fees	0.40%		0.25%		0.24%
Distribution and Service (12b-1) Fees
Class A / Retail Class	0.25%		0.25%		0.25%
Class C / Retail Class	1.00%		0.25%		0.25%
Class R3 / Retail Class	0.50%		0.25%		0.25%
Class I / Advisor Class	0.00%		0.00%		0.00%
Class R6 / Institutional Class	0.00%		0.00%		0.00%
Other Expenses
Class A / Retail Class	0.13%		0.09%		0.06%
Class C / Retail Class	0.14%		0.09%		0.06%
Class R3 / Retail Class	0.13%		0.09%		0.06%
Class I / Advisor Class	0.13%		0.09%		0.13%
Class R6 / Institutional Class	0.09%		0.03%		0.03%
Total Annual Fund Operating Expenses
Class A / Retail Class	0.78%		0.59%		0.55%
Class C / Retail Class	1.54%		0.59%		0.55%
Class R3 / Retail Class	1.03%		0.59%		0.55%
Class I / Advisor Class	0.53%		0.34%		0.37%
Class R6 / Institutional Class	0.49%		0.28%		0.27%
Fee Waivers and/or Expense Reimbursements
Class A / Retail Class	(0.06	)%(1)	(0.00	)%(2)	(0.00	)%(2)
Class C / Retail Class	(0.07	)%(1)	(0.00	)%(2)	(0.00	)%(2)
Class R3 / Retail Class	(0.06	)%(1)	(0.00	)%(2)	(0.00	)%(2)
Class I / Advisor Class	(0.06	)%(1)	(0.00	)%(2)	(0.00	)%(2)
Class R6 / Institutional Class	(0.07	)%(1)	(0.00	)%(2)	(0.00	)%(2)
Total Annual Fund Operating Expenses – After Fee Waivers and/or Expense Reimbursements
Class A / Retail Class	0.72%		0.59%		0.55%
Class C / Retail Class	1.47%		0.59%		0.55%
Class R3 / Retail Class	0.97%		0.59%		0.55%
Class I / Advisor Class	0.47%		0.34%		0.37%
Class R6 / Institutional Class	0.42%		0.28%		0.27%

(1)

Nuveen Fund Advisors has agreed to waive fees and/or reimburse expenses through July 31, 2020, so that the total annual fund operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.47% of the average daily net assets of any class of Target Fund shares. Fee waivers and/or expense reimbursements will not be terminated prior to that time without the approval of the Board of Directors of the Target Corporation.

(2)

Under the Acquiring Fund’s expense reimbursement arrangements, Teachers Advisors, the Acquiring Fund’s investment adviser, has contractually agreed to reimburse the Acquiring Fund for any Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, acquired fund fees and expenses and extraordinary expenses) that exceed (i) 0.65% of average daily net assets for Retail Class shares; (ii) 0.45% of average daily net assets for Advisor Class shares and (iii) 0.30% of average daily net assets for Institutional Class shares of the Acquiring Fund. This expense reimbursement arrangement will continue through at least July 31, 2020, unless changed with approval of the Board of Trustees of the Acquiring Trust.

Examples

The examples below are intended to help you compare the cost of investing in each Fund and the pro forma cost of investing in each Acquiring Fund following the Reorganizations. The examples assume you invest $10,000 in a Fund for the time periods indicated (based on information in the tables above) and then redeem your shares at the end of a period. The examples assume that your investment has a 5% return each year and that a Fund’s expenses remain at the level shown in the table above. For presentation purposes, the examples below assume the Reorganizations are effective as of July 1, 2019, the first day of the month following the expected Closing of the Reorganizations. These amounts are estimated; actual operating expenses will vary based on asset size and other factors. The examples below assume that you sell your shares at the end of a period, but the estimated costs are the same if you do not sell your shares at the end of a period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Nuveen Core Bond Fund (Target Fund) / TIAA-CREF Bond Fund (Acquiring Fund)

	1 Year	3 Years	5 Years	10 Years
Target Fund
Class A	$377	$578	$796	$1,425
Class C	$156	$520	$910	$2,003
Acquiring Fund
Retail Class	$61	$192	$335	$750
Retail Class Pro Forma	$60	$189	$329	$738

	1 Year	3 Years	5 Years	10 Years
Target Fund
Class I	$54	$207	$376	$864
Acquiring Fund
Advisor Class	$45	$141	$246	$555
Advisor Class Pro Forma	$45	$141	$246	$555

	1 Year	3 Years	5 Years	10 Years
Target Fund
Class R6	$48	$188	$343	$792
Acquiring Fund
Institutional Class	$31	$97	$169	$381
Institutional Class Pro Forma	$31	$97	$169	$381

Nuveen Core Plus Bond Fund (Target Fund) / TIAA-CREF Bond Plus Fund (Acquiring Fund)

	1 Year	3 Years	5 Years	10 Years
Target Fund
Class A	$500	$686	$889	$1,473
Class C	$155	$507	$884	$1,943
Class R3	$104	$351	$619	$1,385
Acquiring Fund
Retail Class	$64	$202	$351	$786
Retail Class Pro Forma	$62	$195	$340	$762

	1 Year	3 Years	5 Years	10 Years
Target Fund
Class I	$53	$194	$348	$797
Acquiring Fund
Advisor Class	$36	$113	$197	$443
Advisor Class Pro Forma	$41	$128	$224	$505

	1 Year	3 Years	5 Years	10 Years
Target Fund
Class R6	$47	$175	$315	$724
Acquiring Fund
Institutional Class	$31	$97	$169	$381
Institutional Class Pro Forma	$31	$97	$169	$381

Nuveen High Income Bond Fund (Target Fund) / TIAA-CREF High-Yield Fund (Acquiring Fund)

	1 Year	3 Years	5 Years	10 Years
Target Fund
Class A	$577	$801	$1,043	$1,737
Class C	$183	$576	$996	$2,165
Class R3	$132	$422	$734	$1,619
Acquiring Fund
Retail Class	$64	$202	$351	$786
Retail Class Pro Forma	$63	$199	$346	$774

	1 Year	3 Years	5 Years	10 Years
Target Fund
Class I	$82	$264	$462	$1,033
Acquiring Fund
Advisor Class	$48	$151	$263	$591
Advisor Class Pro Forma	$43	$135	$235	$530

Nuveen Inflation Protected Securities Fund (Target Fund) / TIAA-CREF Inflation-Linked Bond Fund (Acquiring Fund)

	1 Year	3 Years	5 Years	10 Years
Target Fund
Class A	$501	$701	$919	$1,546
Class C	$156	$522	$914	$2,013
Class R3	$105	$367	$650	$1,459
Acquiring Fund
Retail Class	$59	$186	$324	$726
Retail Class Pro Forma	$55	$173	$302	$677

	1 Year	3 Years	5 Years	10 Years
Target Fund
Class I	$54	$209	$380	$875
Acquiring Fund
Advisor Class	$39	$122	$213	$480
Advisor Class Pro Forma	$38	$119	$208	$468

	1 Year	3 Years	5 Years	10 Years
Target Fund
Class R6	$29	$132	$247	$583
Acquiring Fund
Institutional Class	$27	$84	$146	$331
Institutional Class Pro Forma	$26	$80	$141	$318

Nuveen Short Term Bond Fund (Target Fund) / TIAA-CREF Short-Term Bond Fund (Acquiring Fund)

	1 Year	3 Years	5 Years	10 Years
Target Fund
Class A	$297	$462	$642	$1,163
Class C	$150	$479	$832	$1,828
Class R3	$99	$321	$562	$1,254
Acquiring Fund
Retail Class	$60	$189	$329	$738
Retail Class Pro Forma	$56	$176	$307	$689

	1 Year	3 Years	5 Years	10 Years
Target Fund
Class I	$48	$163	$290	$659
Acquiring Fund
Advisor Class	$35	$109	$191	$431
Advisor Class Pro Forma	$38	$119	$208	$468

	1 Year	3 Years	5 Years	10 Years
Target Fund
Class R6	$43	$150	$267	$609
Acquiring Fund
Institutional Class	$29	$90	$157	$356
Institutional Class Pro Forma	$28	$87	$152	$343

Performance Information

The total returns of each Fund for the periods ended December 31, 2018, based on historical fees and expenses for each period, are set forth in the bar charts and tables below.

Information provided in the bar charts below shows annual total returns for each full calendar year during the ten-year period ended December 31, 2018 for each Target Fund’s Class A shares and for each Acquiring Fund’s Retail Class shares. The performance of the Funds’ other share classes will differ due to their different expense structures. The Target Funds’ bar charts and the highest/lowest quarterly return information that follow do not reflect sales charges and if these charges, were reflected, the returns would be less than those shown. The Acquiring Funds do not assess sales charges.

The tables below illustrate average annual total returns for the one-year, five-year, ten-year and/or since inception periods ended December 31, 2018 for Class A, Class C, Class R3, Class I and Class R6 shares of each Target Fund (as applicable) and for the one-year, five-year and ten-year periods ended December 31, 2018 for Retail Class, Advisor Class, and Institutional Class shares of each Acquiring Fund. The performance shown for each Acquiring Fund’s Advisor Class that is prior to its inception date is based on performance of the Acquiring Fund’s Institutional Class. The tables also show how each Fund’s performance compares with the returns of a broad-based securities market index and, for the Target Funds, an average of the annualized returns for all reporting funds tracked by Lipper in the applicable Lipper category. This information is intended to help you assess the variability of Fund returns (and, consequently, the potential risks of a Fund investment).

All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for one class of shares of each Fund only; after-tax returns for other share classes will vary. Returns for market indices do not include operating expenses, which are deducted from Fund returns, or taxes. Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund shares in tax-advantaged accounts, such as IRAs or employer-sponsored retirement plans; but such investors generally are subject to tax on withdrawals from such accounts.

Both the bar charts and the tables assume that all distributions have been reinvested. Performance reflects fee waivers and operating expense limitations, if any, in effect during the periods presented. If any such fee waivers and expense limitations were not in place, performance would be reduced. A Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Current performance information for the Target Funds is available at www.nuveen.com/performance or by calling (800) 257-8787. Current performance information for the Acquiring Funds is available at www.tiaa.org or by calling (800) 842-2252.

Nuveen Core Bond Fund (Target Fund) / TIAA-CREF Bond Fund (Acquiring Fund)

Target Fund Class A Annual Total Return

During the ten-year period ended December 31, 2018, the Fund’s highest and lowest quarterly returns were 9.70% and -3.41%, respectively, for the quarters ended June 30, 2009 and December 31, 2016.

	Average Annual Total Returns for the Periods Ended December 31, 2018
Target Fund	Inception Date	1 Year	5 Years	10 Years	Since Inception (Class C)	Since Inception (Class R6)
Class A (return before taxes)	1/9/1995	-4.02%	1.12%	3.96%	N/A	N/A
Class A (return after taxes on distributions)		-5.02%	-0.03%	2.69%	N/A	N/A
Class A (return after taxes on distributions and sale of Fund shares)		-2.39%	0.38%	2.64%	N/A	N/A
Class C (return before taxes)	1/18/2011	-1.83%	1.00%	N/A	1.31%	N/A
Class I (return before taxes)	1/5/1993	-0.83%	2.00%	4.49%	N/A	N/A
Class R6 (return before taxes)	1/20/2015	-0.72%	N/A	N/A	N/A	0.83%
Bloomberg Barclays U.S. Aggregate Bond Index(1) (reflects no deduction for fees, expenses or taxes)		0.01%	2.52%	3.48%	2.81%	1.34%
Lipper Core Bond Funds Category Average(2) (reflects no deduction for taxes or sales loads)		-0.69%	2.20%	4.19%	2.68%	1.15%

(1)	An unmanaged fixed-income index covering the U.S. investment grade fixed-rate bond market.
(2)	Represents the average annualized returns for all reporting funds in the Lipper Core Bond Funds Category.

Acquiring Fund Retail Class Annual Total Return

During the ten-year period ended December 31, 2018, the Fund’s highest and lowest quarterly returns were 4.02% and -2.85%, respectively, for the quarters ended September 30, 2009 and June 30, 2013.

	Average Annual Total Returns for the Periods Ended December 31, 2018
Acquiring Fund	Inception Date	1 Year	5 Years		10 Years
Institutional Class (return before taxes)	7/1/1999	-0.38%	2.95%		4.08%
Institutional Class (return after taxes on distributions)		-1.65%	1.51%		2.59%
Institutional Class (return after taxes on distributions and sale of Fund shares)		-0.23%	1.62%		2.59%
Retail Class (return before taxes)	3/31/2006	-0.80%	2.63%		3.79%
Advisor Class (return before taxes)	12/4/2015	-0.46%	2.92	%(1)	4.07	%(1)
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)		0.01%	2.52%		3.48%

(1)

The performance shown for the Advisor Class that is prior to its inception date is based on performance of the Acquiring Fund’s Institutional Class. The performance for these periods has not been restated to reflect higher expenses of the Advisor Class. If those expenses had been reflected, the performance would have been lower.

Nuveen Core Plus Bond Fund (Target Fund) / TIAA-CREF Bond Plus Fund (Acquiring Fund)

Target Fund Class A Annual Total Return

During the ten-year period ended December 31, 2018, the Fund’s highest and lowest quarterly returns were 13.06% and -2.67%, respectively, for the quarters ended June 30, 2009 and June 30, 2013.

	Average Annual Total Returns for the Periods Ended December 31, 2018
Target Fund	Inception Date	1 Year	5 Years	10 Years	Since Inception (Class R6)
Class A (return before taxes)	12/22/1987	-6.22%	1.22%	4.90%	N/A
Class A (return after taxes on distributions)		-7.24%	-0.15%	3.37%	N/A
Class A (return after taxes on distributions and sale of Fund shares)		-3.62%	0.33%	3.22%	N/A
Class C (return before taxes)	2/1/1999	-2.65%	1.36%	4.58%	N/A
Class R3 (return before taxes)	9/24/2001	-2.17%	1.89%	5.13%	N/A
Class I (return before taxes)	2/4/1994	-1.74%	2.36%	5.64%	N/A
Class R6 (return before taxes)	1/20/2015	-1.65%	N/A	N/A	1.59%
Bloomberg Barclays U.S. Aggregate Bond Index(1) (reflects no deduction for fees, expenses or taxes)		0.01%	2.52%	3.48%	1.34%
Lipper Core Plus Bond Funds Category Average(2) (reflects no deduction for taxes or sales loads)		-0.90%	2.45%	5.05%	1.47%

(1)	An unmanaged fixed-income index covering the U.S. investment grade fixed-rate bond market.
(2)	Represents the average annualized returns for all reporting funds in the Lipper Core Plus Bond Funds Category.

Acquiring Fund Retail Class Annual Total Return

During the ten-year period ended December 31, 2018, the Fund’s highest and lowest quarterly returns were 5.28% and -2.67%, respectively, for the quarters ended September 30, 2009 and June 30, 2013.

	Average Annual Total Returns for the Periods Ended December 31, 2018
Acquiring Fund	Inception Date	1 Year	5 Years	10 Years
Institutional Class (return before taxes)	3/31/2006	-0.25%	3.10%	4.84%
Institutional Class (return after taxes on distributions)		-1.61%	1.50%	3.26%
Institutional Class (return after taxes on distributions and sale of Fund shares)		-0.16%	1.67%	3.13%
Retail Class (return before taxes)	3/31/2006	-0.56%	2.77%	4.54%
Advisor Class (return before taxes)	12/4/2015	-0.29%	3.08%(1)	4.83%(1)
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)		0.01%	2.52%	3.48%

(1)

The performance shown for the Advisor Class that is prior to its inception date is based on performance of the Acquiring Fund’s Institutional Class. The performance for these periods has not been restated to reflect higher expenses of the Advisor Class. If those expenses had been reflected, the performance would have been lower.

Nuveen High Income Bond Fund (Target Fund) / TIAA-CREF High-Yield Fund (Acquiring Fund)

Target Fund Class A Annual Total Return

During the ten-year period ended December 31, 2018, the Fund’s highest and lowest quarterly returns were 21.96% and -8.90%, respectively, for the quarters ended June 30, 2009 and September 30, 2011.

	Average Annual Total Returns for the Periods Ended December 31, 2018
Target Fund	Inception Date	1 Year	5 Years	10 Years
Class A (return before taxes)	8/30/2001	-9.16%	0.78%	9.30%
Class A (return after taxes on distributions)		-11.67%	-2.15%	6.09%
Class A (return after taxes on distributions and sale of Fund shares)		-5.31%	-0.67%	6.10%
Class C (return before taxes)	8/30/2001	-5.37%	1.01%	9.05%
Class R3 (return before taxes)	9/24/2001	-4.91%	1.52%	9.55%
Class I (return before taxes)	8/30/2001	-4.49%	2.02%	10.12%
Bloomberg Barclays High Yield 2% Issuer Capped Index(1) (reflects no deduction for fees, expenses or taxes)		-2.08%	3.84%	11.14%
Lipper High Yield Funds Category Average(2) (reflects no deduction for taxes or sales loads)		-2.84%	2.65%	9.25%

(1)	An issuer-constrained version of the U.S. Corporate High-Yield Index that covers the U.S. dollar denominated, non-investment grade, fixed-rate, taxable corporate bond market.
(2)	Represents the average annualized returns for all reporting funds in the Lipper High Yield Funds Category.

Acquiring Fund Retail Class Annual Total Return

During the ten-year period ended December 31, 2018, the Fund’s highest and lowest quarterly returns were 17.81% and -5.34%, respectively, for the quarters ended June 30, 2009 and December 31, 2018.

	Average Annual Total Returns for the Periods Ended December 31, 2018
Acquiring Fund	Inception Date	1 Year	5 Years	10 Years
Institutional Class(2) (return before taxes)	3/31/2006	-2.66%	3.39%	9.48%
Institutional Class (return after taxes on distributions)		-4.90%	0.88%	6.68%
Institutional Class (return after taxes on distributions and sale of Fund shares)		-1.54%	1.48%	6.39%
Retail Class (return before taxes)	3/31/2006	-2.90%	3.13%	9.21%
Advisor Class (return before taxes)	12/4/2015	-2.74%	3.31%(1)	9.43%(1)
ICE BofAML BB-B U.S. Cash Pay High Yield Constrained Index (reflects no deductions for fees, expenses or taxes)		-2.04%	3.87%	9.98%

(1)

The performance shown for the Advisor Class that is prior to its inception date is based on performance of the Acquiring Fund’s Institutional Class. The performance for these periods has not been restated to reflect higher expenses of the Advisor Class. If those expenses had been reflected, the performance would have been lower.

(2)

The Institutional Class is not involved in the Reorganization, but is included in the chart in order to present (i) return after taxes on distributions and (ii) return after taxes on distributions and sale of Acquiring Fund shares.

Nuveen Inflation Protected Securities Fund (Target Fund) / TIAA-CREF Inflation-Linked Bond Fund (Acquiring Fund)

Target Fund Class A Annual Total Return

During the ten-year period ended December 31, 2018, the Fund’s highest and lowest quarterly returns were 4.43% and -6.88%, respectively, for the quarters ended September 30, 2011 and June 30, 2013.

	Average Annual Total Returns for the Periods Ended December 31, 2018
Target Fund	Inception Date	1 Year	5 Years	10 Years	Since Inception (Class R6)
Class A (return before taxes)	10/1/2004	-5.80%	0.20%	2.91%	N/A
Class A (return after taxes on distributions)		-6.68%	-0.30%	2.29%	N/A
Class A (return after taxes on distributions and sale of Fund shares)		-3.43%	-0.06%	2.04%	N/A
Class C (return before taxes)	10/1/2004	-2.38%	0.34%	2.64%	N/A
Class R3 (return before taxes)	10/1/2004	-1.81%	0.77%	3.03%	N/A
Class I (return before taxes)	10/1/2004	-1.36%	1.34%	3.65%	N/A
Class R6 (return before taxes)	1/20/2015	-1.16%	N/A	N/A	0.60%
Bloomberg Barclays U.S. TIPS Index(1) (reflects no deduction for fees, expenses or taxes)		-1.26%	1.69%	3.64%	0.78%
Lipper Inflation Protected Bond Funds Category Average(2) (reflects no deduction for taxes or sales loads)		-1.64%	0.84%	2.85%	0.42%

(1)	An unmanaged index consisting of inflation protected securities issued by the U.S. Treasury that have at least one year to final maturity.
(2)	Represents the average annualized returns for all reporting funds in the Lipper Inflation Protected Bond Funds Category.

Acquiring Fund Retail Class Annual Total Return

During the ten-year period ended December 31, 2018, the Fund’s highest and lowest quarterly returns were 4.69% and -7.09%, respectively, for the quarters ended September 30, 2011 and June 30, 2013.

	Average Annual Total Returns for the Periods Ended December 31, 2018
Acquiring Fund	Inception Date	1 Year	5 Years		10 Years
Institutional Class (return before taxes)	10/1/2002	-0.49%	1.32%		3.18%
Institutional Class (return after taxes on distributions)		-1.52%	0.60%		2.41%
Institutional Class (return after taxes on distributions and sale of Fund shares)		-0.29%	0.69%		2.18%
Retail Class (return before taxes)	10/1/2002	-0.82%	1.01%		2.90%
Advisor Class (return before taxes)	12/4/2015	-0.55%	1.28	%(1)	3.16	%(1)
Bloomberg Barclays U.S. TIPS 1-10 Year Index (reflects no deductions for fees, expenses or taxes)		-0.25%	1.20%		3.06%

(1)

The performance shown for the Advisor Class that is prior to its inception date is based on performance of the Acquiring Fund’s Institutional Class. The performance for these periods has not been restated to reflect higher expenses of the Advisor Class. If those expenses had been reflected, the performance would have been lower.

Nuveen Short Term Bond Fund (Target Fund) / TIAA-CREF Short-Term Bond Fund (Acquiring Fund)

Target Fund Class A Annual Total Return

During the ten-year period ended December 31, 2018, the Fund’s highest and lowest quarterly returns were 5.45% and -1.93%, respectively, for the quarters ended June 30, 2009 and September 30, 2011.

	Average Annual Total Returns for the Periods Ended December 31, 2018
Target Fund	Inception Date	1 Year	5 Years	10 Years	Since Inception(3) (Class C)	Since Inception (Class R3)	Since Inception (Class R6)
Class A (return before taxes)	12/14/1992	-1.00%	0.64%	2.55%	N/A	N/A	N/A
Class A (return after taxes on distributions)		-1.74%	-0.06%	1.71%	N/A	N/A	N/A
Class A (return after taxes on distributions and sale of Fund shares)		-0.60%	0.17%	1.63%	N/A	N/A	N/A
Class C (return before taxes)	10/28/2009	0.51%	0.34%	N/A	0.99%	N/A	N/A
Class R3 (return before taxes)	9/22/2011	1.01%	0.81%	N/A	N/A	1.44%	N/A
Class I (return before taxes)	2/4/1994	1.57%	1.34%	3.01%	N/A	N/A	N/A
Class R6 (return before taxes)	1/20/2015	1.56%	N/A	N/A	N/A	N/A	1.51%
Bloomberg Barclays 1-3 Year Government/Credit Bond Index(1) (reflects no deduction for fees, expenses or taxes)		1.60%	1.03%	1.52%	1.26%	0.98%	1.00%
Lipper Short Investment Grade Debt Funds Category Average(2) (reflects no deduction for taxes or sales loads)		1.03%	1.17%	2.64%	1.82%	1.44%	1.24%

(1)	An unmanaged index of investment grade, fixed-income securities with maturities ranging from one to three years.
(2)	Represents the average annualized returns for all reporting funds in the Lipper Flexible Portfolio Funds Category.

Acquiring Fund Retail Class Annual Total Return

During the ten-year period ended December 31, 2018, the Fund’s highest and lowest quarterly returns were 3.16% and -1.32%, respectively, for the quarters ended September 30, 2009 and June 30, 2013.

	Average Annual Total Returns for the Periods Ended December 31, 2018
Acquiring Fund	Inception Date	1 Year	5 Years		10 Years
Institutional Class (return before taxes)	3/31/2006	1.46%	1.47%		2.44%
Institutional Class (return after taxes on distributions)		0.46%	0.69%		1.62%
Institutional Class (return after taxes on distributions and sale of Fund shares)		0.86%	0.78%		1.56%
Retail Class (return before taxes)	3/31/2006	1.15%	1.16%		2.16%
Advisor Class (return before taxes)	12/4/2015	1.40%	1.45	%(1)	2.43	%(1)
Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index (reflects no deductions for fees, expenses or taxes)		1.60%	1.03%		1.52%

(1)

The performance shown for the Advisor Class that is prior to its inception date is based on performance of the Acquiring Fund’s Institutional Class. The performance for these periods has not been restated to reflect higher expenses of the Advisor Class. If those expenses had been reflected, the performance would have been lower.

Portfolio Turnover

Each Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect a Fund’s performance.

During their most recent fiscal years, respectively, the Funds had the following portfolio turnover rates:

Fund	Fiscal Year Ended	Rate
Nuveen Core Bond Fund	6/30/2018	47%
TIAA-CREF Bond Fund	3/31/2018	155%
Nuveen Core Plus Bond Fund	6/30/2018	97%
TIAA-CREF Bond Plus Fund	3/31/2018	156%
Nuveen High Income Bond Fund	6/30/2018	126%
TIAA-CREF High-Yield Fund	3/31/2018	40%
Nuveen Inflation Protected Securities Fund	6/30/2018	24%
TIAA-CREF Inflation-Linked Bond Fund	3/31/2018	17%
Nuveen Short Term Bond Fund	6/30/2018	60%
TIAA-CREF Short-Term Bond Fund	3/31/2018	77%

Investment Adviser and Sub-Adviser

The Target Funds are managed by Nuveen Fund Advisors, which offers advisory and investment management services to a broad range of investment company clients. Nuveen Fund Advisors is registered as an investment adviser with the SEC under the Investment Advisers Act of 1940 (“Advisers Act”). Nuveen Fund Advisors has overall responsibility for management of the Target Funds, subject to the supervision of the Board of Directors of the Target Corporation, oversees the management of the Target Funds’ portfolios, manages the Target Funds’ business affairs and provides certain clerical, bookkeeping and other administrative services. Nuveen Fund Advisors is located at 333 West Wacker Drive, Chicago, Illinois 60606. As of December 31, 2018, Nuveen Fund Advisors managed approximately $135.3 billion in assets.

Nuveen Fund Advisors has selected its affiliate, Nuveen Asset Management, located at 333 West Wacker Drive, Chicago, Illinois 60606, to serve as the sub-adviser to the Target Funds. Nuveen Asset Management is registered as an investment adviser with the SEC under the Advisers Act. Nuveen Asset Management manages the investment of the Target Funds’ assets on a discretionary basis, subject to the supervision of Nuveen Fund Advisors and the Board of Directors of the Target Corporation.

The Acquiring Funds are managed by Teachers Advisors, which manages the assets of the Acquiring Trust, under the supervision of the Board of Trustees of the Acquiring Trust. Teachers Advisors is an indirect wholly owned subsidiary of TIAA. Teachers Advisors is registered as an investment adviser with the SEC under the Advisers Act. Teachers Advisors also manages the investments of TIAA Separate Account VA-1, TIAA-CREF Life Funds and various other advisory clients. Through an affiliated investment adviser, TIAA-CREF Investment Management, LLC (“TCIM”), certain personnel of Teachers Advisors also manage the investment accounts of College Retirement Equities Fund (“CREF”), the first company in the United States to issue a variable annuity. As of December 31, 2018, Teachers Advisors and TCIM together had approximately $333 billion of assets under management. Teachers Advisors is located at 730 Third Avenue, New York, New York 10017-3206. Teachers Advisors will continue to serve as the investment adviser to the Acquiring Funds following each Reorganization.

Nuveen Fund Advisors, Nuveen Asset Management and Teachers Advisors are subsidiaries of Nuveen, the investment management arm of TIAA. TIAA is a life insurance company founded in 1918 by the Carnegie Foundation for the Advancement of Teaching and is the companion organization of CREF. As of December 31, 2018, Nuveen’s advisory subsidiaries collectively managed approximately $930.5 billion in assets.

Portfolio Managers

Portfolio Managers of the Target Funds. The table below includes portfolio manager names and experience for each Target Fund.

Name & Title	Experience	Portfolio Manager of Fund Since
Nuveen Core Bond Fund

Wan-Chong Kung, CFA Senior Vice President	Wan-Chong Kung, CFA, entered the financial services industry in 1984 and became a portfolio manager in 1993. She joined Nuveen Asset Management as Senior Vice President, Portfolio Manager and Head of the Interest Rates and Governments Sector Team in January 2011 in connection with Nuveen’s acquisition of FAF Advisors, Inc., the Fund’s prior investment adviser, where she served as a portfolio manager of the Fund beginning in 2002.	2002

Jeffrey J. Ebert Senior Vice President	Jeffrey J. Ebert entered the financial services industry in 1991 and became a portfolio manager in 2001. He joined Nuveen Asset Management as Senior Vice President, Portfolio Manager and Head of the High-Grade Credit Sector Team in January 2011 in connection with Nuveen’s acquisition of FAF Advisors, Inc., the Fund’s prior investment adviser, where he served as a portfolio manager of the Fund beginning in 2000.	2000

Name & Title	Experience	Portfolio Manager of Fund Since
Jason J. O’Brien, CFA Senior Vice President	Jason J. O’Brien, CFA, entered the financial services industry in 1993 and became a portfolio manager in 2001. He joined Nuveen Asset Management as Vice President and Portfolio Manager in January 2011. In March 2016, he was named Senior Vice President, Portfolio Manager and Head of the Securitized Debt Sector Team.	2016

Nuveen Core Plus Bond Fund

Timothy A. Palmer, CFA Managing Director	Timothy A. Palmer, CFA, entered the financial services industry in 1986 and became a portfolio manager in 1990. He joined Nuveen Asset Management as Managing Director, Portfolio Manager and Head of the Global Bonds and Emerging Markets Sector Teams in January 2011. In March 2016, he was named Managing Director, Portfolio Manager and Head of the Global Interest Rates and Governments and Emerging Markets Sector Teams in connection with Nuveen’s acquisition of FAF Advisors, Inc., the Fund’s prior investment adviser, where he served as a portfolio manager of the Fund beginning in 2003.	2003

Name & Title	Experience	Portfolio Manager of Fund Since
Wan-Chong Kung, CFA Senior Vice President	Wan-Chong Kung, CFA, entered the financial services industry in 1984 and became a portfolio manager in 1993. She joined Nuveen Asset Management as Senior Vice President, Portfolio Manager and Head of the Interest Rates and Governments Sector Team in January 2011 in connection with Nuveen’s acquisition of FAF Advisors, Inc., the Fund’s prior investment adviser, where she served as a portfolio manager of the Fund beginning in 2002.	2001

Jeffrey J. Ebert Senior Vice President	Jeffrey J. Ebert entered the financial services industry in 1991 and became a portfolio manager in 2001. He joined Nuveen Asset Management as Senior Vice President, Portfolio Manager and Head of the High-Grade Credit Sector Team in January 2011 in connection with Nuveen’s acquisition of FAF Advisors, Inc., the Fund’s prior investment adviser, where he served as a portfolio manager of the Fund beginning in 2000.	2005

Douglas M. Baker, CFA Managing Director	Douglas M. Baker, CFA, entered the financial services industry in 1996 and became a portfolio manager specializing in preferred securities in 2006. He joined Nuveen Asset Management as Vice President and Derivatives Analyst in 2006. In March 2017, he was named Managing Director, Portfolio Manager and Head of the Preferred Securities Sector Team.	2016

Name & Title	Experience	Portfolio Manager of Fund Since
Nuveen High Income Bond Fund

Kevin R. Lorenz, CFA Managing Director	Kevin R. Lorenz, CFA, entered the financial services industry in 1987. He joined Nuveen Asset Management as Managing Director and Portfolio Manager in September 2018. He also serves as Managing Director and Portfolio Manager for Teachers Advisors, TCIM and other advisory affiliates of TIAA. He joined TIAA in 1987.	2019

Jean C. Lin, CFA Managing Director	Jean C. Lin, CFA, entered the financial services industry in 1994. She joined Nuveen Asset Management as Managing Director, Portfolio Manager and High-Yield Research Analyst in September 2018. She also serves as Managing Director, Portfolio Manager and High-Yield Research Analyst for Teachers Advisors, TCIM and other advisory affiliates of TIAA. She joined TIAA in 1994.	2019

Nuveen Inflation Protected Securities Fund

Wan-Chong Kung, CFA Senior Vice President	Wan-Chong Kung, CFA, entered the financial services industry in 1984 and became a portfolio manager in 1993. She joined Nuveen Asset Management as Senior Vice President, Portfolio Manager and Head of the Interest Rates and Governments Sector Team in January 2011 in connection with Nuveen’s acquisition of FAF Advisors, Inc., the Fund’s prior investment adviser, where she served as a portfolio manager of the Fund beginning in 2002.	2004

Name & Title	Experience	Portfolio Manager of Fund Since
Chad W. Kemper Vice President	Chad W. Kemper entered the financial services industry in 1999 and became a portfolio manager in 2010. He joined Nuveen Asset Management as Assistant Vice President and Assistant Portfolio Manager in January 2011. In March 2015, he was named Vice President and Portfolio Manager in connection with Nuveen’s acquisition of FAF Advisors, Inc., the Fund’s prior investment adviser, where he served as a portfolio manager of the Fund beginning in 2010.	2010

Nuveen Short Term Bond Fund

Peter L. Agrimson, CFA Vice President	Peter L. Agrimson, CFA, entered the financial services industry in 2005 and became a portfolio manager in 2010. He joined Nuveen Asset Management as Assistant Vice President and Trader in January 2011. In September 2015, he was named Assistant Vice President, Trader and Research Analyst. In March 2016, he was named Vice President, Assistant Portfolio Manager and Research Analyst. In January 2017, he was named Vice President and Portfolio Manager in connection with Nuveen’s acquisition of FAF Advisors, Inc., the Fund’s prior investment adviser, where he served as a portfolio manager of the Fund beginning in 2010.	2010

Name & Title	Experience	Portfolio Manager of Fund Since
Jason J. O’Brien, CFA Senior Vice President	Jason J. O’Brien, CFA, entered the financial services industry in 1993 and became a portfolio manager in 2001. He joined Nuveen Asset Management as Vice President and Portfolio Manager in January 2011. In March 2016, he was named Senior Vice President, Portfolio Manager and Head of the Securitized Debt Sector Team.	2016

Mackenzie S. Meyer Vice President	Mackenzie S. Meyer entered the financial services industry in 2002 and became a portfolio manager in 2016. She joined Nuveen Asset Management as Assistant Vice President and Trader in January 2011. In March 2016, she was named Vice President and Assistant Portfolio Manager.	2016

Portfolio Managers of the Acquiring Funds. The table below includes portfolio manager names and experience for the Acquiring Funds.

			Total Experience (since dates specified below)
Name & Title	Portfolio Role / Coverage / Expertise / Specialty	Experience Over Past Five Years	At TIAA	Total	On Team
TIAA-CREF Bond Fund

Joseph Higgins, CFA Managing Director	Lead Portfolio Manager and Asset Allocation	Advisors, TCIM and other advisory affiliates of TIAA—1995 to Present (fixed-income portfolio management)	1995	1995	2011

John Cerra Managing Director	Portfolio Manager - Government Sector	Advisors, TCIM and other advisory affiliates of TIAA—1985 to Present (fixed-income portfolio management)	1985	1985	2003

			Total Experience (since dates specified below)
Name & Title	Portfolio Role / Coverage / Expertise / Specialty	Experience Over Past Five Years	At TIAA	Total	On Team
TIAA-CREF Bond Plus Fund

William Martin Managing Director	Lead Portfolio Manager and Asset Allocation	Advisors, TCIM and other advisory affiliates of TIAA—2004 to Present (fixed-income portfolio management)	2004	1993	2011

John Cerra Managing Director	Portfolio Manager - Government Sector	Advisors, TCIM and other advisory affiliates of TIAA—1985 to Present (fixed-income portfolio management)	1985	1985	2003

Kevin R. Lorenz, CFA Managing Director	Portfolio Manager - High-Yield Sector	Advisors, TCIM and other advisory affiliates of TIAA—1987 to Present (high-yield portfolio management)	1987	1987	2006

TIAA-CREF High-Yield Fund

Kevin R. Lorenz, CFA Managing Director	Lead Portfolio Manager	Advisors, TCIM and other advisory affiliates of TIAA—1987 to Present (high-yield portfolio management)	1987	1987	2006

Jean C. Lin, CFA Managing Director	Portfolio Manager, High-Yield Research	Advisors, TCIM and other advisory affiliates of TIAA—1994 to Present (high-yield portfolio management)	1994	1994	2011

TIAA-CREF Inflation-Linked Bond Fund

John Cerra Managing Director	Lead Portfolio Manager	Advisors, TCIM and other advisory affiliates of TIAA—1985 to Present (fixed-income portfolio management)	1985	1985	2008

Nicholas Travaglino Managing Director	Investment Selection	Advisors, TCIM and other advisory affiliates of TIAA—2014 to Present (fixed-income portfolio management), Royal Bank of Canada Capital Markets—2008 to 2014 (fixed-income portfolio management)	2014	1997	2016

			Total Experience (since dates specified below)
Name & Title	Portfolio Role / Coverage / Expertise / Specialty	Experience Over Past Five Years	At TIAA	Total	On Team
TIAA-CREF Short-Term Bond Fund

John Cerra Managing Director	Lead Portfolio Manager and Asset Allocation	Advisors, TCIM and other advisory affiliates of TIAA—1985 to Present (fixed-income portfolio management)	1985	1985	2006

Richard Cheng Managing Director	Portfolio Manager - Corporate Sector	Advisors, TCIM and other advisory affiliates of TIAA—1997 to Present (fixed-income portfolio management)	1997	1991	2011

For a complete description of the advisory services provided to each Target Fund, see the section of each Target Fund’s prospectus entitled “Who Manages the Funds” and the sections of each Target Fund’s SAI entitled “Investment Adviser” and “Sub-Adviser.” For a complete description of the advisory services provided to each Acquiring Fund, see the section of each Acquiring Fund’s prospectus entitled “Management of the Funds” and the sections of each Acquiring Fund’s SAI entitled “Investment Advisory and Other Services.” Additional information about the portfolio manager compensation structure, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Funds is provided in each Fund’s SAI.

Advisory and Other Fees

For the Target Funds’ fiscal year ended June 30, 2018 and for the Acquiring Funds’ fiscal year ended March 31, 2018, each Fund had an effective management fee rate payable to its respective investment adviser (before any fee waivers or expense reimbursements, as applicable), as a percentage of the Fund’s average daily net assets as indicated in the chart below.

Target Fund	Effective Management Fee Rate		Acquiring Fund
Nuveen Core Bond Fund	0.47%	0.28%	TIAA-CREF Bond Fund
Nuveen Core Plus Bond Fund	0.47%	0.29%	TIAA-CREF Bond Plus Fund
Nuveen High Income Bond Fund	0.59%	0.34%	TIAA-CREF High-Yield Fund
Nuveen Inflation Protected Securities Fund	0.40%	0.24%	TIAA-CREF Inflation-Linked Bond Fund
Nuveen Short Term Bond Fund	0.40%	0.25%	TIAA-CREF Short-Term Bond Fund

The terms of the Funds’ advisory agreements are described in detail below.

Target Funds. Pursuant to an investment management agreement between Nuveen Fund Advisors and the Target Corporation, on behalf of the Target Funds, each Target Fund pays Nuveen Fund Advisors a management fee that consists of two components: (i) a fund-level fee, based only on the average daily net assets of the Target Fund and (ii) a complex-level fee, based on the aggregate amount of all eligible fund assets managed by Nuveen Fund Advisors, as described in further detail in the tables below. Pursuant to a sub-advisory agreement between Nuveen Asset Management and

Nuveen Fund Advisors, Nuveen Fund Advisors pays Nuveen Asset Management an amount equal to a percentage, as provided in the sub-advisory agreement with respect to each Fund, of the remainder of (i) the management fee payable by each Target Fund to Nuveen Fund Advisors based on the average daily net assets pursuant to Nuveen Fund Advisors’ investment management agreement, less (ii) any management fees, expenses, supermarket fees and alliance fees waived, reimbursed or paid by Nuveen Fund Advisors in respect of each Target Fund. Each Target Fund’s investment management agreement and sub-advisory agreement was last approved for continuance by the Board of Directors of the Target Corporation at an in-person meeting held on May 22-24, 2018. Information regarding the Target Fund Board’s considerations in determining to approve continuation of the investment management agreement and sub-advisory agreement is available in the Target Funds’ annual report for the fiscal year ended June 30, 2018.

Complex-Level Fee Chart for Target Funds

Complex-Level Fee Rate, as a percentage of average daily net assets as of September 30, 2018
Nuveen Core Bond Fund	0.2000%
Nuveen Core Plus Bond Fund	0.2000%
Nuveen High Income Bond Fund	0.2000%
Nuveen Inflation Protected Securities Fund	0.1708%
Nuveen Short Term Bond Fund	0.2000%

Fund-Level Management Fee Breakpoints

Nuveen Core Bond Fund
First $125 million	0.2700%
Next $125 million	0.2575%
Next $250 million	0.2450%
Next $500 million	0.2325%
Next $1 billion	0.2200%
Over $2.0-$5.0 billion	0.1950%
Over $5.0-$10.0 billion	0.1700%
Over $10.0 billion	0.1575%

Nuveen Core Plus Bond Fund
First $125 million	0.2800%
Next $125 million	0.2675%
Next $250 million	0.2550%
Next $500 million	0.2425%
Next $1 billion	0.2300%
Over $2.0-$5.0 billion	0.2050%
Over $5.0-$10.0 billion	0.1800%
Over $10.0 billion	0.1675%

Nuveen High Income Bond Fund
First $125 million	0.4000%
Next $125 million	0.3875%
Next $250 million	0.3750%
Next $500 million	0.3625%
Next $1 billion	0.3500%
Over $2.0-$5.0 billion	0.3250%
Over $5.0-$10.0 billion	0.3000%
Over $10.0 billion	0.2875%

Nuveen Inflation Protected Securities Fund
First $125 million	0.2500%
Next $125 million	0.2375%
Next $250 million	0.2250%
Next $500 million	0.2125%
Next $1 billion	0.2000%
Over $2.0-$5.0 billion	0.1750%
Over $5.0-$10.0 billion	0.1500%
Over $10.0 billion	0.1375%

Nuveen Short Term Bond Fund
First $125 million	0.2200%
Next $125 million	0.2075%
Next $250 million	0.1950%
Next $500 million	0.1825%
Next $1 billion	0.1700%
Over $2.0-$5.0 billion	0.1450%
Over $5.0-$10.0 billion	0.1200%
Over $10.0 billion	0.1075%

Nuveen Fund Advisors has agreed to waive fees and/or reimburse expenses of each Target Fund so that the total annual fund operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed the following rates:

Target Fund	Expense Limitations
Nuveen Core Bond Fund	0.53% (same for all classes)
Nuveen Core Plus Bond Fund	0.52% (same for all classes)
Nuveen High Income Bond Fund	0.75% (same for all classes)
Nuveen Inflation Protected Securities Fund	0.56% (same for all classes)
Nuveen Short Term Bond Fund	0.47% (same for all classes)

These expense reimbursement arrangements will continue through at least July 31, 2020, unless changed with approval of the Target Corporation’s Board of Directors.

Acquiring Funds. Pursuant to an investment management agreement between Teachers Advisors and the Acquiring Trust, on behalf of the Acquiring Funds, each Acquiring Fund pays Teachers Advisors an annual fee, payable monthly, equal to a percentage of the average daily net assets of the Acquiring Fund, as described in further detail in the tables below. The Acquiring Funds also pay Teachers Advisors for certain administrative services that Teachers Advisors provides as administrator to the Acquiring Funds on an at-cost basis through a separate administrative services agreement.

Each Acquiring Fund’s investment management agreement was last approved for continuance by the Board of Trustees of the Acquiring Trust at an in-person meeting held on March 15, 2018. Information regarding the Board of Trustees of the Acquiring Trust’s considerations in determining to approve continuation of the investment management agreement is available in the Acquiring Funds’ annual report for the fiscal year ended March 31, 2018.

Management Fee Breakpoints

TIAA-CREF Bond Fund
$0.0-$1.0 billion	0.30%
$1.0-$2.0 billion	0.29%
Over $2.0-$4.0 billion	0.28%
Over $4.0-$7.0 billion	0.27%
Over $7.0-$10.0 billion	0.26%
Over $10.0 billion	0.25%

TIAA-CREF Bond Plus Fund
$0.0-$1.0 billion	0.30%
$1.0-$2.0 billion	0.29%
Over $2.0-$4.0 billion	0.28%
Over $4.0-$7.0 billion	0.27%
Over $7.0-$10.0 billion	0.26%
Over $10.0 billion	0.25%

TIAA-CREF High-Yield Fund
$0.0-$1.0 billion	0.35%
$1.0-$2.0 billion	0.34%
Over $2.0-$4.0 billion	0.33%
Over $4.0-$7.0 billion	0.32%
Over $7.0-$10.0 billion	0.31%
Over $10.0 billion	0.30%

TIAA-CREF Inflation-Linked Bond Fund
$0.0-$1.0 billion	0.25%
$1.0-$2.0 billion	0.24%
Over $2.0-$4.0 billion	0.23%
Over $4.0-$7.0 billion	0.22%
Over $7.0-$10.0 billion	0.21%
Over $10.0 billion	0.20%

TIAA-CREF Short-Term Bond Fund
$0.0-$1.0 billion	0.25%
$1.0-$2.0 billion	0.24%
Over $2.0-$4.0 billion	0.23%
Over $4.0-$7.0 billion	0.22%
Over $7.0-$10.0 billion	0.21%
Over $10.0 billion	0.20%

Teachers Advisors has agreed to waive fees and/or reimburse expenses of each Acquiring Fund so that the total annual fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, acquired fund fees and expenses and extraordinary expenses) do not exceed the following rates:

Acquiring Fund	Expense Limitations
TIAA-CREF Bond Fund	Retail Class: 0.70% Advisor Class: 0.50% Institutional Class: 0.35%

TIAA-CREF Bond Plus Fund	Retail Class: 0.70% Advisor Class: 0.50% Institutional Class: 0.35%

TIAA-CREF High-Yield Fund	Retail Class: 0.75% Advisor Class: 0.55%

TIAA-CREF Inflation-Linked Bond Fund	Retail Class: 0.65% Advisor Class: 0.45% Institutional Class: 0.30%

TIAA-CREF Short-Term Bond Fund	Retail Class: 0.65% Advisor Class: 0.45% Institutional Class: 0.30%

These expense reimbursement arrangements will continue through at least July 31, 2020, unless changed with approval of the Acquiring Trust’s Board of Trustees.

Distributors, Distribution and Service Fees

Nuveen Securities, LLC, located at 333 West Wacker Drive, Chicago, Illinois 60606, serves as principal underwriter for each Target Fund. Teachers Personal Investors Services, Inc., located at 730 Third Avenue, New York, New York, 10017, serves as principal underwriter for each Acquiring Fund.

Each Target Fund has adopted a distribution and service plan pursuant to Rule 12b-1 under the 1940 Act (the “Target Fund Rule 12b-1 Plan”). Under the Target Fund Rule 12b-1 Plan, for each applicable Target Fund (a) Class A shares are subject to an annual service fee of 0.25% of the average daily net assets of its Class A shares, (b) Class C shares are subject to (i) an annual distribution fee of 0.75% and (ii) an annual service fee of 0.25%, of the average daily net assets of its Class C shares and (c) Class R3 shares are subject to (i) an annual distribution fee of 0.25% and (ii) an annual service fee of 0.25%, of the average daily net assets of its Class R3 shares. For each Target Fund, Class R6 and Class I shares are not subject to either distribution or service fees. With respect to each Target Fund, administrative services not already provided by other service providers may be provided under Nuveen Fund Advisors’ investment management agreement.

Each Acquiring Fund has adopted a shareholder servicing plan with respect to Advisor Class shares (the “Acquiring Fund Servicing Plan”) and a distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Retail Class shares (the “Acquiring Fund Rule 12b-1 Plan”). Under the Acquiring Fund Servicing Plan, the Acquiring Funds may enter into agreements with financial intermediaries pursuant to which the Acquiring Funds will pay financial intermediaries for administrative, networking, recordkeeping, sub-transfer agency and shareholder services subject to the maximum levels set forth in the Acquiring Fund Servicing Plan. Under the Acquiring Fund Rule 12b-1 Plan, for each Acquiring Fund, Retail Class shares are subject to an annual fee of up to 0.25% of the average daily net assets attributable to Retail Class shares for distribution and promotion-related activities, as well as shareholder and account maintenance services. Institutional Class shares of the Acquiring Funds are not subject to a distribution and/or service fee.

The table below lists the fees that each share class involved in the Reorganizations is subject to pursuant to the Target Fund Rule 12b-1 Plan or Acquiring Fund Rule 12b-1 Plan, as applicable, stated as a percentage of the average daily net assets attributable to the relevant share class.

Class	Target Fund 12b-1 Fees	Class	Acquiring Fund 12b-1 Fees
A	0.25%	Retail	0.25%
C	1.00%
R3	0.50%
I	None	Advisor	None
R6	None	Institutional	None

For a complete description of each Target Fund’s distribution and service arrangements, see the section of each Target Fund’s prospectus entitled “What Share Classes We Offer” and the section of each Target Fund’s SAI entitled “Distribution and Service Plan.” For a complete description of each Acquiring Fund’s distribution and service arrangements, see the section of each Acquiring Fund’s prospectus entitled “Distribution and Service Arrangements” and the sections of each Acquiring Fund’s SAI entitled “Distribution (Rule 12b-1) Plans” and “Fund Payments to Financial Intermediaries.”

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of a Fund through a broker-dealer or other financial intermediary (such as a bank), the Funds and/or their related companies may pay the financial intermediary for providing investor services. The Funds’ related companies may also pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information. See the section entitled “Distribution and Service Payments” in each Target Fund’s prospectus and the section entitled “Payments to Broker-Dealers and Other Financial Intermediary Compensation” in each Acquiring Fund’s prospectus for additional information.

Distributions

Dividends from a Target Fund’s net investment income, if any, are normally declared daily and paid monthly. Any capital gains of a Target Fund are declared and paid once a year at calendar year end.

Dividends from net investment income of the TIAA-CREF Bond Fund, TIAA-CREF Bond Plus Fund, TIAA-CREF High-Yield Fund and TIAA-CREF Short-Term Bond Fund, if any, are normally declared daily and paid monthly, and dividends from the TIAA-CREF Inflation-Linked Bond Fund’s net investment income, if any, are normally declared and paid quarterly. Any capital gains are normally distributed once a year at calendar year end.

Tax Information

The tax character of dividends and distributions will be the same regardless of whether they are paid in cash or reinvested in additional shares. The Funds’ dividends and distributions are taxable and will generally be taxed as ordinary income or capital gains, unless you are investing through a tax-advantaged account, such as an IRA or 401(k) plan (in which case you may be taxed upon withdrawal of your investment from such account).

Further Information

Additional information concerning the Acquiring Funds and the Target Funds is contained in the Reorganization SAI, and additional information regarding the Acquiring Funds is contained in the Acquiring Funds prospectus. The cover page of this Proxy Statement/Prospectus describes how you may obtain further information.

Approval of the Proposed Reorganizations by the Board of Directors of the Target Corporation

Based on the considerations described below, the Board of Directors of the Target Corporation, including the directors who are not “interested persons” as that term is defined in the 1940 Act (the “Independent Directors”), approved (a) on behalf of the Nuveen Core Bond Fund, the reorganization of such fund into the TIAA-CREF Bond Fund (the “Core Bond Fund Reorganization”), (b) on behalf of the Nuveen Core Plus Bond Fund, the reorganization of such fund into the TIAA-CREF Bond Plus Fund (the “Core Plus Bond Fund Reorganization”); (c) on behalf of the Nuveen High Income Bond Fund, the reorganization of such fund into the TIAA-CREF High-Yield Fund (the “High Income Bond Fund Reorganization”); (d) on behalf of the Nuveen Inflation Protected Securities Fund, the reorganization of such fund into the TIAA-CREF Inflation-Linked Bond Fund (the “Inflation Protected Securities Fund Reorganization”); and (e) on behalf of the Nuveen Short Term Bond Fund, the reorganization of such fund into the TIAA-CREF Short-Term Bond Fund (the “Short Term Bond Fund Reorganization”). As previously defined, the Nuveen Core Bond Fund, Nuveen Core Plus Bond Fund, Nuveen High Income Bond Fund, Nuveen Inflation Protected Securities Fund and Nuveen Short Term Bond Fund are each a “Target Fund” and collectively, the “Target Funds”; the TIAA-CREF Bond Fund, TIAA-CREF Bond Plus Fund, TIAA-CREF High-Yield Fund, TIAA-CREF Inflation-Linked Bond Fund and TIAA-CREF Short-Term Bond Fund are each an “Acquiring Fund” and collectively, the “Acquiring Funds”; the Acquiring Funds and Target Funds are each a “Fund” and collectively, the “Funds”; and each of the foregoing reorganizations is a “Reorganization” and collectively, the “Reorganizations”.

At a special meeting held on December 13, 2018 (the “December Meeting”), the Board of Directors of the Target Corporation approved each Reorganization on behalf of the applicable Target Fund and recommended that shareholders of the Target Fund vote in favor of their applicable Reorganization. The Board of Directors of the Target Corporation determined that each Reorganization would be in the best interests of the respective Target Fund and that the interests of the existing shareholders of each Target Fund would not be diluted as a result of its respective Reorganization.

In 2014, TIAA-CREF acquired Nuveen Investments, Inc., the parent company of Nuveen Fund Advisors, the investment adviser to the Target Funds (the “TIAA Acquisition”). Accordingly, Nuveen Fund Advisors and Teachers Advisors, the investment adviser to the Acquiring Funds, are affiliated persons. Nuveen Fund Advisors and Teachers Advisors are each a wholly-owned subsidiary of

Nuveen, the investment management arm of TIAA. Nuveen Fund Advisors had proposed the Reorganizations, in part, as an outgrowth of Nuveen’s efforts to integrate the investment teams responsible for fixed-income strategies across Nuveen, including the teams that manage the Target and Acquiring Funds. Consistent with this initiative, the proposed Reorganizations would combine similar taxable fixed-income funds, eliminating inefficiencies and confusion in the marketplace derived from the offering of similar funds. The Reorganizations also would provide shareholders of each Target Fund with the opportunity to continue their investment in a taxable fixed-income fund with investment objectives and strategies that are similar (but differ in certain respects) and with comparable or better historical performance over the past five years and to benefit from the expected cost savings as a result of the anticipated lower total annual operating expenses of the Acquiring Funds.

Leading up to the December Meeting, the Independent Directors had several meetings and discussions, with and without management present and with the advice of independent legal counsel, regarding the proposed Reorganizations. At a meeting held on October 11, 2018, Nuveen Fund Advisors introduced the proposed Reorganizations describing, among other things, the rationale for the Reorganizations, the key characteristics of the Target Funds compared to the Acquiring Funds, the board and leadership structure of the Acquiring Funds, the service providers to the Funds, the differences between the share class structures of the Funds, the distribution strategies for the Funds and the bearer of the direct costs of the Reorganizations. The Board of Directors of the Target Corporation met again in November 12-14, 2018 (the “November Meeting”) to evaluate, among other things, the Reorganizations.

Prior to the November Meeting, the Independent Directors requested through independent legal counsel information and received extensive materials regarding the Reorganizations prepared by Nuveen Fund Advisors. The materials addressed a variety of topics including, among other things, the terms of the Reorganizations and their rationale; the organizational and governance structure of the Acquiring Funds and the background of their trustees and principal officers; the nature, quality and extent of advisory, administrative and other services Teachers Advisors provides to the Acquiring Funds; the key personnel who provide services to the Acquiring Funds, including portfolio managers and their respective experience and qualifications; the Acquiring Funds’ and Teachers Advisors’ compliance program; the risk management program of Teachers Advisors; the other service providers of the Acquiring Funds, including the custodian and transfer agent; the anticipated benefits and detriments (if any) of each Reorganization; the differences in the class structure of the Acquiring Funds and of the Target Funds; certain performance history of each Acquiring Fund compared to the performance of the corresponding Target Fund; the fees and expenses of the Acquiring Funds compared to the fees and expenses of the corresponding Target Funds, including the estimated fees and expenses of the surviving funds following the applicable Reorganization; the investment objectives, principal strategies and principal risks of the Acquiring Funds compared to those of the corresponding Target Funds; the anticipated repositioning of the portfolio of each respective Target Fund and its potential tax implications for Target Fund shareholders; the differences in the rights of Target Fund shareholders and of Acquiring Fund shareholders; the estimated costs of the Reorganizations and the bearer of such costs; the anticipated tax-free nature of the Reorganizations; and the alternatives considered to the Reorganizations. The Independent Directors met again at the December Meeting to further consider the proposed Reorganizations and the supplemental materials. The Independent Directors had the benefit of independent legal counsel throughout the process and a memorandum from independent legal counsel outlining their fiduciary duties and legal standards in considering each Reorganization.

At the December Meeting, the Independent Directors approved the Reorganizations determining that each Reorganization would be in the best interests of the respective Target Fund and that the interests of the existing shareholders of each Target Fund would not be diluted as a result of the applicable Reorganization. In deciding to approve a Reorganization, the Independent Directors did not identify a particular factor as determinative, but rather the decision reflected the comprehensive consideration of all information presented, and each Independent Director may have attributed different weights to the various factors and information considered in connection with the approval process. Based on the foregoing, the Board of Directors of the Target Corporation considered the following factors, among others, in approving the Reorganizations and recommending that shareholders of each Target Fund approve their respective Reorganization:

•	an analysis of the services and capabilities of Teachers Advisors;

•	the compatibility of the Funds’ investment objectives, principal investment strategies and related risks;

•	the portfolio management of the Acquiring Funds;

•	the investment performance of the Acquiring and Target Funds;

•	the relative sizes of the Funds;

•

the current fees and expenses of the Target Funds compared to the fees and expenses of the corresponding Acquiring Funds, including the applicable contractual expense caps on each class of each Acquiring Fund;

•	the anticipated federal income tax-free nature of the Reorganizations;

•	the expected direct costs of the Reorganizations and that shareholders of the Target Funds were not expected to bear such costs of the Reorganizations;

•	the terms of the Reorganizations, including provisions designed to avoid dilution of the interests of shareholders of each Target Fund;

•	the effect of the Reorganizations on shareholder rights;

•	information regarding the trustees and officers of the Acquiring Funds and the service providers of the Acquiring Funds;

•	alternatives to the Reorganizations; and

•	any potential benefits of the Reorganizations to Nuveen Fund Advisors and its affiliates as a result of the Reorganizations.

Analysis of the Capabilities and Services of Teachers Advisors

The Independent Directors noted that the Acquiring Funds are advised by Teachers Advisors, an affiliate of Nuveen Fund Advisors, the investment adviser to the Target Funds. The Independent Directors considered the capabilities as represented to them and services provided by Teachers

Advisors to the Acquiring Funds. With respect to portfolio management services, the Independent Directors noted that unlike the Target Funds which use a sub-adviser, Nuveen Asset Management, to provide portfolio management services, the Acquiring Funds do not use an adviser/sub-adviser structure and therefore Teachers Advisors provides the portfolio management services directly for the Acquiring Funds, including conducting research, recommending investments and placing orders to buy and sell securities. As noted below, the Independent Directors considered the experience and qualifications of the portfolio managers to each Acquiring Fund.

In addition to portfolio management services, the Independent Directors considered the breadth and quality of other administrative or non-advisory services provided by Teachers Advisors, which include, among other things, overseeing the provision of certain administrative services necessary for the operation of the Acquiring Funds, including providing office space, equipment and facilities for maintaining the Acquiring Funds and supervising the relationships with other service providers, including custodians, administrators, transfer and pricing agents, accountants, auditors, underwriters and other persons; developing management and shareholder services; and furnishing reports, evaluations and analysis on various subjects. The Independent Directors considered that Nuveen Fund Advisors provides such administrative services to the Target Funds pursuant to its respective investment advisory agreements with the Target Funds, whereas Teachers Advisors provides certain administrative services and oversight responsibilities pursuant to a separate administrative services agreement on an at cost basis. The Independent Directors also reviewed information regarding the Acquiring Funds’ and Teachers Advisors’ compliance program, including the risk management process and background and qualifications of their chief compliance officers, and an assessment of the compliance program by the Target Funds’ chief compliance officer. The Independent Directors also took into account Nuveen Fund Advisors’ representations that the services provided to the Acquiring Funds by Teachers Advisors are substantially similar to the services provided to the Target Funds by Nuveen Fund Advisors and Nuveen Asset Management, and Nuveen Fund Advisors does not expect that the shareholders of the Target Funds will experience any diminution of advisory or other services as a result of the Reorganizations.

Aside from the advisory and administrative services provided to the Acquiring Funds, the Independent Directors also noted that the Target Funds are distributed primarily through third-party intermediaries which require applicable agreements. The Independent Directors considered Nuveen Fund Advisors’ representation that the Acquiring Funds’ distributor would work with various third-party intermediaries to enter into new agreements or amend existing agreements as necessary to help ensure that existing distribution and shareholder service arrangements for the Target Funds would be carried over to the Acquiring Funds.

Compatibility of Investment Objectives, Principal Investment Strategies and Related Risks

Based on the information presented, the Independent Directors considered that the investment objective(s) and principal investment strategies of each Acquiring Fund are similar to its corresponding Target Fund, but there are some differences and considered such similarities and differences. With respect to comparability of risks, the Independent Directors recognized that as the Funds invest primarily in taxable fixed-income securities, the Target Funds and corresponding Acquiring Funds are subject to many of the same principal risks (such as credit risk, interest rate risk, income risk, and call risk). However, the Independent Directors also recognized that there are some differences in the principal risks as a result of the differences in the principal investment strategies.

Portfolio Management

As described above, although the Target Funds and Acquiring Funds have different investment advisers, the investment advisers are affiliated persons. Although the investment teams responsible for fixed-income strategies across Nuveen are being integrated, the Independent Directors considered that the portfolio management team of a Target Fund will be different from the portfolio managers of the corresponding Acquiring Fund, subject to the following exception. Effective January 1, 2019, Kevin R. Lorenz and Jean C. Lin became portfolio managers of the Nuveen High Income Bond Fund and they are also co-portfolio managers of the corresponding Acquiring Fund, the TIAA-CREF High-Yield Fund. The Independent Directors reviewed the experience and qualifications of the portfolio managers of each Acquiring Fund and, as noted below, the performance of each Acquiring Fund.

Investment Performance

As part of its evaluation of the proposed Reorganizations, the Independent Directors reviewed the performance history of each Fund. The Independent Directors considered, among other things, the annualized returns for each class of each Acquiring Fund compared to the applicable class of the corresponding Target Fund for the one-, three-, five- and ten-year periods and the since inception period ended September 30, 2018, and the calendar returns for each calendar year from 2008 through 2017 (or such shorter period for classes that did not exist for the period). In reviewing performance, the Independent Directors recognized that although the classes of a Fund invest in the same portfolio of investments, the performance of a particular class will differ from other classes due to their different expense structures. Further, the Independent Directors considered that differences in the Acquiring Fund’s and corresponding Target Fund’s investment objectives and strategies contributed to the differences in relative performance. The Independent Directors also considered each Acquiring and Target Fund’s performance relative to its benchmark and ranking in its Lipper and Morningstar categories. In their review, the Independent Directors noted that as a general matter, the Acquiring Fund’s historical performance over the past five years was comparable to or better than the corresponding Target Fund’s performance as described further below. The Independent Directors observed, among other things:

•

With respect to the Core Bond Fund Reorganization, the Retail Class of the TIAA-CREF Bond Fund outperformed Class A of the Nuveen Core Bond Fund over the one-, three-, five- and ten-year periods ended September 30, 2018. In addition, except for calendar years 2009 and 2014, the Retail Class of the TIAA-CREF Bond Fund outperformed Class A of the Nuveen Core Bond Fund for each of the calendar years from 2008 through 2017.

•

With respect to the Core Plus Bond Fund Reorganization, the Retail Class of the TIAA-CREF Bond Plus Fund outperformed Class A of the Nuveen Core Plus Bond Fund for the one- and five-year periods ended September 30, 2018. In addition, for the calendar years from 2008 through 2017, the Retail Class of the TIAA-CREF Bond Plus Fund outperformed Class A of the Nuveen Core Plus Bond Fund for calendar years 2008, 2010, 2011, 2014 and 2015. The Independent Directors considered, among other things, that the variation in the allocations among corporate bonds, preferred securities and contingent capital securities between the Funds contributed to the differences in relative performance.

•

With respect to the High Income Bond Fund Reorganization, the Retail Class of the TIAA-CREF High-Yield Fund outperformed Class A of the Nuveen High Income Bond Fund for the one-, five- and ten-year periods ended September 30, 2018. In addition, for the calendar years from 2008 through 2017, the Retail Class of the TIAA-CREF High-Yield Fund outperformed Class A of the Nuveen High Income Bond Fund for calendar years 2008, 2011, 2014 and 2015. Although the Retail Class of the TIAA-CREF High-Yield Fund underperformed Class A of the Nuveen High Income Bond Fund over various calendar years during this period, the Independent Directors noted that the Nuveen High Income Bond Fund also generally maintained a larger allocation to lower-rated bonds than its corresponding Acquiring Fund.

•

With respect to the Inflation Protected Securities Fund Reorganization, although the Retail Class of the TIAA-CREF Inflation-Linked Bond Fund generally underperformed Class A of the Nuveen Inflation Protected Securities Fund over the one-, three-, five- and ten-year periods ended September 30, 2018, the performance was generally comparable. In addition, for the calendar years from 2008 through 2017, the Retail Class of the TIAA-CREF Inflation-Linked Bond Fund outperformed Class A of the Nuveen Inflation Protected Securities Fund for calendar years 2008, 2011 and 2015. The Independent Directors noted that the differences in the investment strategies between the Funds contributed to the differences in relative performance, including that the TIAA-CREF Inflation-Linked Bond Fund invests nearly all of its assets in US Treasury inflation protected securities whereas the Target Fund has more flexibility to invest in other types of securities that are not inflation-linked as well as the variations in duration positioning between the Funds.

•

With respect to the Short-Term Bond Fund Reorganization, the Retail Class of the TIAA-CREF Short-Term Bond Fund provided generally comparable performance to the Class A shares of the Nuveen Short Term Bond Fund for the one-, three-, five- and ten-year periods ended September 30, 2018. In addition, for the calendar years from 2008 through 2017, the Retail Class of the TIAA-CREF Short-Term Bond Fund outperformed Class A of the Nuveen Short Term Bond Fund for calendar years 2008, 2010, 2011, 2014, 2015 and 2017.

Relative Sizes

The Board of Directors of the Target Corporation noted that each Acquiring Fund had greater net assets than its corresponding Target Fund as of September 30, 2018, and that combining the Funds would create a larger fund which would provide additional benefits to shareholders as fixed operating expenses would be spread over the larger asset base of the surviving fund following the respective Reorganization. See “Fees and Expense Ratios” below.

Fees and Expense Ratios

The Board of Directors of the Target Corporation, including the Independent Directors, considered the fees and expense ratios of the Target Funds compared to the fees and expenses of the corresponding Acquiring Funds (including estimated expenses of the respective Acquiring Fund following the applicable Reorganization).

The Independent Directors noted that the management fee rate of each Acquiring Fund was lower than the management fee rate of the corresponding Target Fund.

In addition, the gross and net annual operating expense ratios of each class of the respective Acquiring Fund and the estimated gross and net annual operating expense ratios of each class of the Acquiring Fund following the applicable Reorganization were lower than the gross and net annual operating expense ratios, respectively, of the corresponding class of the applicable Target Fund. Although all shareholders of each Target Fund are expected to experience lower fees and expenses as a result of the applicable Reorganization, the Independent Directors also noted, in particular, that the ongoing 12b-1 distribution and/or service fees of the Retail Class shares of an Acquiring Fund are the same level as the 12b-1 distribution and/or service fees of Class A shares of the corresponding Target Fund and are lower than the 12b-1 distribution and/or service fees of Class C or Class R3 shares of the corresponding Target Fund. Further, the Advisor Class and Institutional Class shares of an Acquiring Fund and the corresponding Class I shares and Class R6 shares of a Target Fund, respectively, do not assess 12b-1 fees. The Independent Directors further considered the temporary expense caps on each class of the Acquiring Funds.

Aside from the lower management fees and net annual operating expenses of the Acquiring Funds, the Independent Directors also noted that the Acquiring Funds do not charge a sales load on any classes, unlike Class A and Class C of the corresponding Target Funds. More specifically, Class A shares of a Target Fund are subject to a front-end sales load and, under certain limited circumstances, a contingent deferred sales load upon redemption of such shares, and Class C shares of a Target Fund are subject to a contingent deferred sales load if such shares are redeemed within a specified period of time. As shareholders of the Acquiring Funds, shareholders will no longer incur such costs in connection with the purchase or redemption of shares of the Acquiring Fund.

Tax Consequences of the Reorganizations

The Independent Directors considered the tax implications of the Reorganizations. The Independent Directors noted that each Reorganization will be structured with the intention that each qualifies as a tax-free reorganization for federal income tax purposes. The Independent Directors also considered that although the Reorganizations will themselves be tax-free transactions, the distribution of any capital gains realized in connection with portfolio repositionings prior to the Reorganizations would be taxable to the respective Target Fund shareholders. The Independent Directors, however, noted that it was not anticipated that the repositionings would result in any significant gains being distributed due to the sizable capital loss carryforwards of the Target Funds expected to be available to offset such gains. The Independent Directors further recognized that with fund reorganizations, applicable tax laws would impose limits on the amount of capital loss carryforwards that an Acquiring Fund may use in any one year.

Costs of the Reorganizations

The Independent Directors considered the estimated direct costs of the Reorganizations based on information provided to them at the time, and noted that Nuveen will pay all direct costs associated with the Reorganizations of the Target Funds. Further, if a Reorganization is not ultimately completed, Nuveen also will bear all the expenses incurred in connection with such proposed Reorganization. In addition, the Independent Directors considered the estimated transaction costs and the estimated gain or loss due to the repositioning of each Target Fund’s portfolio in connection with its Reorganization and that such transaction costs would be incurred by the respective Target Fund prior to the closing of the applicable Reorganization; however, Target Fund shareholders are expected to benefit from the lower gross and net operating expense ratios of the corresponding class of the Acquiring Fund.

Dilution

The terms of the Reorganizations are intended to avoid dilution of the interests of the existing shareholders of the Target Funds. In this regard, shareholders of Class A, Class C or Class R3 shares of a Target Fund will receive the Retail Class shares of the corresponding Acquiring Fund having a total net asset value equal to the total net asset value of the shares of the Target Fund surrendered; shareholders of Class I shares of a Target Fund will receive the Advisor Class shares of the corresponding Acquiring Fund having a total net asset value equal to the total net asset value of the shares of the Target Fund surrendered; and shareholders of Class R6 shares of a Target Fund will receive the Institutional Class shares of the corresponding Acquiring Fund having a total net asset value equal to the total net asset value of the shares of the Target Fund surrendered.

Effect on Shareholder Rights

The Board of Directors of the Target Corporation further considered that each Target Fund is a series of the Target Corporation, a Maryland corporation, whereas each Acquiring Fund is a series of the Acquiring Trust, a Delaware statutory trust. The Target Corporation is governed by its Articles of Incorporation, and the Acquiring Trust is governed by its Declaration of Trust, and each is subject to applicable state and federal law and therefore shareholder rights may differ, including with respect to which matters require shareholder approval and the percentage of votes required for the various matters to be approved, such as removal of trustees or directors (as applicable), amendments to the applicable articles of incorporation or declaration of trust, and approval of a consolidation or merger. The Independent Directors also noted that as shareholders of the Target Funds, such shareholders could exchange their shares for shares in other funds in the Nuveen fund complex. However, as Target Fund shareholders will receive shares of the corresponding Acquiring Fund pursuant to the applicable Reorganization, such shareholders may not exchange the Acquiring Fund shares for shares of another Nuveen fund and may not count such Acquiring Fund shares toward any rights of accumulation or letter of intent for purchases of shares of other Nuveen funds.

Information Regarding the Board of Trustees and Service Providers of the Acquiring Trust

The Independent Directors recognized that the Acquiring Trust has its own board of trustees and officers and considered the background of such trustees and officers. Further, although the Acquiring Trust and the Target Corporation have the same transfer agent, the Independent Directors recognized that State Street Bank and Trust Company serves as custodian for the Acquiring Funds and Teachers Personal Investors Services, Inc., a wholly owned indirect subsidiary of TIAA, serves as principal underwriter of the Acquiring Funds. The Independent Directors considered such service providers’ background and services provided to the Acquiring Funds.

Alternatives to the Reorganizations

The Independent Directors considered various alternatives, including maintaining the status quo of the Target Funds, repurposing or revising the investment strategies of the Target Funds or liquidating the Target Funds. The Independent Directors considered the rationale of Nuveen Fund Advisors for recommending the Reorganizations as opposed to the alternatives to the proposed Reorganizations. The Independent Directors considered that keeping the status quo was not ideal given the limited asset growth and reduced shelf space of the Target Funds on various distribution platforms as well as the dispersion of resources and distribution focus among the similar and competing strategies offered in the marketplace by the Target Corporation and the Acquiring Trust. The Independent Directors further considered that any repurposing of the Target Funds may deviate from the original objectives of, and shareholder expectations for, the Target Funds, which may lead to redemptions. Finally, the Independent Directors considered that liquidation of the Target Funds was not in the best interests of their respective shareholders as liquidation is a taxable event.

Potential Benefits to Nuveen Fund Advisors and its Affiliates

The Independent Directors recognized that the Reorganizations may result in some benefits and economies for Nuveen Fund Advisors and its affiliates. Although the Independent Directors recognized that Nuveen Fund Advisors would be losing the management fees from the Target Funds, the Independent Directors noted that an affiliate of Nuveen Fund Advisors would be earning additional management fees from the Acquiring Funds as a result of the additional assets under management, albeit at a lower management fee rate. Nuveen and its affiliates may also benefit from any cost savings to Nuveen as a result of the elimination of each Target Fund as a separate fund in the Nuveen complex, including the elimination of compensation paid to the portfolio managers and the reduction of any expense reimbursement obligations. In addition, the Independent Directors recognized that with the TIAA Acquisition, several initiatives have been implemented to more effectively operate the TIAA and Nuveen businesses, including a more centralized support system across distribution, product, marketing and other functions; a more cohesive marketing approach across distribution channels; and more centralized investment leadership. The Independent Directors recognized that consistent with these initiatives, the Reorganizations will further rationalize the overlapping products offered by Nuveen and TIAA and provide a clearer delineation between the product types advised by Teachers Advisors and those advised by Nuveen Fund Advisors.

Other Considerations

In considering the Reorganizations, the Independent Directors also recognized that the management fee of each Target Fund is comprised of two components – a fund-specific component and complex-wide component, with each component containing a breakpoint schedule. The Board of Directors of the Target Corporation adopted this structure in recognition that economies of scale may occur not only when the assets of a particular fund grow but also when assets of a complex grow and therefore the structure helps provide a means for shareholders to share in the expense savings that may occur as a result of the asset growth of the respective fund or complex. The Independent Directors noted that the Reorganizations would result in loss of assets in the Nuveen complex and the lower asset level for the complex could result in higher management fees for Nuveen Fund Advisors if other Nuveen funds in the Nuveen complex could no longer take advantage of a breakpoint in the complex-wide component fee schedule. To address this concern, Nuveen Fund Advisors has agreed that following the Reorganizations certain assets meeting specified thresholds would be included as eligible assets in calculating the complex-wide component of its management fee for participating Nuveen funds.

Conclusion

The Independent Directors approved each Reorganization, concluding that each Reorganization was in the best interests of the respective Target Fund and that the interests of existing shareholders of each Target Fund would not be diluted as a result of its respective Reorganization. The Independent Directors did not identify any single factor discussed above as all-important or controlling, but considered all such factors together in approving the Reorganizations.

The Proposed Reorganizations

The proposed Reorganizations will be governed by the Agreement, a form of which is attached as Appendix A. The Agreement provides that each Target Fund will transfer all its assets to the corresponding Acquiring Fund solely in exchange for the issuance of full and fractional shares of beneficial interest of the corresponding Acquiring Fund and the assumption by the corresponding Acquiring Fund of all the liabilities of each Target Fund. The closing of each Reorganization will take place at the close of business on each Closing Date.

Each Target Fund will transfer all of its assets to the corresponding Acquiring Fund, and in exchange, the corresponding Acquiring Fund will assume all the liabilities of each Target Fund and deliver to each Target Fund a number of full and fractional shares of the corresponding Acquiring Fund having a net asset value equal to the value of the assets of each Target Fund less the liabilities of each Target Fund assumed by the corresponding Acquiring Fund, with such values determined in each case as of the close of regular trading on the NYSE on each Closing Date. At the designated time on each Closing Date as set forth in the Agreement, each Target Fund will distribute in complete liquidation of each Target Fund, pro rata to its shareholders of record, by class, all Acquiring Fund shares received by each Target Fund. This distribution will be accomplished by the transfer of the Acquiring Fund shares credited to the account of each Target Fund on the books of each Acquiring Fund to open accounts on the share records of each Acquiring Fund in the name of the shareholders of each such Target Fund, and representing the respective pro rata number, by class, of Acquiring Fund shares due each such shareholder. All issued and outstanding shares of each Target Fund will simultaneously be canceled on the books of each Target Fund.

As a result of each Reorganization, a holder of Class A, Class C and Class R3 shares of a Target Fund will receive Retail Class shares of the corresponding Acquiring Fund, a holder of Class I shares of a Target Fund will receive Advisor Class shares of the corresponding Acquiring Fund and a holder of Class R6 shares of an applicable Target Fund will receive Institutional Class shares of the corresponding Acquiring Fund, in each case equal in total net asset value, as of the close of regular trading on the NYSE on each Closing Date, to the total net asset value of each Target Fund Class A, Class C, Class R3, Class I and Class R6 shares surrendered by such shareholder.

The Board of Directors of the Target Corporation determined that each Reorganization is in the best interests of each Target Fund, and the Board of Directors of the Target Corporation has further determined that the interests of the existing shareholders of each Target Fund would not be diluted as a result of the transactions contemplated by the Agreement. Similarly, the Board of Trustees of the Acquiring Trust approved the Reorganizations and found them to be in the best interests of each Acquiring Fund and determined that the interests of Acquiring Fund shareholders will not be diluted by the Reorganizations.

The consummation of each Reorganization is subject to the terms and conditions of, and the representations and warranties being true as set forth in, the Agreement. The Agreement may be terminated by mutual agreement of a Target Fund and corresponding Acquiring Fund. In addition, either the Target Fund or the Acquiring Fund may at its option terminate the Agreement at or before the closing of each Reorganization due to (i) a breach by the other Fund of any representation, warranty or agreement to be performed at or before the closing, if not cured within 30 days of notification to the breaching party and prior to the closing, (ii) a condition precedent to the obligations of the terminating party that has not been met or waived and it reasonably appears that it will not or cannot be met, or (iii) a determination by the Board of Directors of the Target Corporation or the Board of Trustees of the Acquiring Trust that the consummation of the transactions contemplated by the Agreement is not in the best interests of a Target Fund or Acquiring Fund, respectively.

Each Target Fund will, within a reasonable period of time before the applicable Closing Date, furnish the corresponding Acquiring Fund with a list of the Target Fund’s portfolio securities and other investments. Each Acquiring Fund will, within a reasonable period of time before the Closing Date of the applicable Reorganization, furnish the corresponding Target Fund with a list of the securities, if any, on the Target Fund’s list referred to above that do not conform to the Acquiring Fund’s investment objective, policies or restrictions. Each Target Fund, if requested by the corresponding Acquiring Fund, will dispose of securities on the list provided by the corresponding Acquiring Fund before the Closing Date. In addition, if it is determined that the portfolios of each Target Fund and the corresponding Acquiring Fund, when aggregated, would contain investments exceeding certain percentage limitations imposed upon the applicable Acquiring Fund with respect to such investments, the corresponding Target Fund, if requested by the corresponding Acquiring Fund, will dispose of a sufficient amount of such investments as may be necessary to avoid violating such limitations as of the closing of the applicable Reorganization. The sale of such investments could result in taxable distributions to shareholders of each Target Fund prior to the applicable Reorganization. See “Material Federal Income Tax Consequences.”

Each Acquiring Fund will be deemed the “accounting survivor” in connection with the applicable Reorganization and will retain its performance track record following the Reorganization.

Description of Securities

Shares of Beneficial Interest. Each of the Nuveen Core Plus Bond Fund, Nuveen Inflation Protected Securities Fund and Nuveen Short Term Bond Fund has established and designated five classes of shares, par value $0.0001 per share, consisting of Class A, Class C, Class R3, Class R6 and Class I; the Nuveen Core Bond Fund has established and designated four classes of shares, par value of $0.0001 per share, consisting of Class A, Class C, Class R6 and Class I shares; and the Nuveen High Income Bond Fund has established and designated four classes of shares, par value $0.0001 per share, consisting of Class A, Class C, Class R3 and Class I. Each Acquiring Fund has established and designated three classes of shares involved in the Reorganizations with a par value of $0.0001 per share, which include Institutional Class, Retail Class and Advisor Class. For all Acquiring Funds, except for the TIAA-CREF High-Yield Fund, all three share classes will be involved in the Reorganizations. For the TIAA-CREF High-Yield Fund, only the Retail Class and Advisor Class will be involved in the Reorganizations. Institutional Class, Retail Class and Advisor Class shares (as applicable) to be issued to shareholders of each Target Fund in each Reorganization are offered through this Proxy Statement/Prospectus.

Voting Rights of Shareholders. Holders of shares of each Target Fund and Acquiring Fund are entitled to one vote per share on matters as to which they are entitled to vote, with fractional shares voting proportionally. Each Target Fund and each Acquiring Fund operates as a series of the Target Corporation and Acquiring Trust, respectively, each of which is an open-end management investment company registered with the SEC under the 1940 Act.

The Target Corporation currently has 21 series, and the Board of Directors of the Target Corporation may, in its sole discretion, create additional series from time to time. Similarly, the

Acquiring Trust currently has 68 series, and the Board of Trustees of the Acquiring Trust may, in its sole discretion, create additional series from time to time. Each class of shares of a Target Fund represents an interest in the same portfolio of investments of the Target Fund. Each class of shares of each Target Fund and each Acquiring Fund has equal rights as to voting, redemption, dividends and liquidation, except that each bears different class expenses, including different distribution and service fees, and each has exclusive voting rights with respect to any distribution or service plan applicable to its shares. There are no preemptive or other subscription rights associated with any class of shares of any Target Fund or Acquiring Fund. In addition to the specific voting rights described above, shareholders of each Target Fund and Acquiring Fund are entitled, under current law, to vote with respect to certain other matters, including changes in fundamental investment policies and restrictions. Moreover, shareholders owning at least 10% of the outstanding shares of a Target Fund entitled to vote may request that the Board of Directors of the Target Corporation call a special shareholders’ meeting to remove Directors or for any other purpose. There is no corresponding right for such shareholders of an Acquiring Fund. The Board of Directors of the Target Corporation and Board of Trustees of the Acquiring Trust have the right to establish additional series and classes of shares in the future, to change in any manner those series or classes and to determine the preferences, voting powers, rights and privileges thereof.

Continuation of Shareholder Accounts, Plans and Privileges; Share Certificates

If each Reorganization is approved and completed, each Acquiring Fund will establish an account for each shareholder of record of each Target Fund containing the appropriate number of shares of the appropriate class of the corresponding Acquiring Fund. The shareholder services and shareholder programs of the Funds are substantially the same. However, because the Acquiring Funds are no-load funds, the Acquiring Funds do not have the same privileges (e.g., rights of accumulation or letters of intent) as the Target Funds. Target Fund shareholders who hold shares of other Nuveen mutual funds will not be permitted to consider shares held in the TIAA-CREF Fund Complex for purposes of rights of accumulation or letters of intent applicable to purchases of other Nuveen mutual funds. Once the Reorganizations are completed, shareholders would have the right to exchange their Acquiring Fund shares for shares of the same class of other TIAA-CREF funds, but would not have the right to exchange their shares back into other Nuveen mutual funds. No certificates for Acquiring Fund shares will be issued as part of the Reorganizations.

Board Members and Officers

Each Target Fund is organized as a separate series of Nuveen Investment Funds, Inc. (previously defined as the “Target Corporation”), an open-end management investment company incorporated in Maryland. The Target Corporation is governed by a Board of Directors consisting of ten members, nine of whom are not “interested persons” as that term is defined in Section 2(a)(19) of the 1940 Act (in the case of both the Target Corporation and Acquiring Trust, as applicable, the “Independent Board Members”). For more information on the history of the Target Corporation, see the Target Funds’ SAI, dated October 31, 2018 (as it may be supplemented from time to time). The names and business addresses of the directors and officers of the Target Corporation and their principal occupations and other affiliations during the past five years are set forth under “Management” in the Target Funds’ SAI, as supplemented, which is incorporated herein by reference.

Each Acquiring Fund is organized as a separate series of the Acquiring Trust, an open-end management investment company established under Delaware law as a Delaware statutory trust. The

Acquiring Trust is governed by a Board of Trustees consisting of nine members, all of whom are Independent Board Members. For more information on the history of the Acquiring Trust, see the Acquiring Funds’ SAI, dated August 1, 2018 (as it may be supplemented from time to time). The names and business addresses of the Trustees and officers of the Acquiring Trust and their principal occupations and other affiliations during the past five years are set forth under “Management of the Trust” in the Acquiring Funds’ SAI, as supplemented, which is incorporated herein by reference.

Service Providers

U.S. Bank, N.A., 1555 North River Center Drive, Suite 302, Milwaukee, Wisconsin 53212, serves as the custodian for the assets of each Target Fund. State Street Bank and Trust Company, 1 Lincoln St, Boston, Massachusetts 02111, serves as the custodian for the assets of each Acquiring Fund. DST Asset Manager Solutions, Inc. serves as the transfer agent, shareholder services agent and dividend paying agent for each Fund.

PricewaterhouseCoopers LLP serves as the independent auditor for each Fund.

Material Federal Income Tax Consequences

As a condition to each Target Fund’s and each Acquiring Fund’s obligation to consummate the applicable Reorganization, the Target Fund and Acquiring Fund will receive a tax opinion from Dechert LLP (which opinion will be based on certain factual representations and certain customary assumptions and exclusions) with respect to each Reorganization substantially to the effect that, on the basis of the existing provisions of the Code, current administrative rules and court decisions, for federal income tax purposes:

1.

The acquisition by an Acquiring Fund of substantially all of the properties of the corresponding Target Fund in exchange solely for applicable Acquiring Fund shares and the assumption of all liabilities of such Target Fund by the corresponding Acquiring Fund followed by the distribution of Acquiring Fund shares to the applicable Target Fund Shareholders in exchange for their Target Fund shares in complete liquidation and termination of such Target Fund will constitute a tax-free reorganization under Section 368(a) of the Code.

2.

The Target Fund will not recognize gain or loss upon the transfer of its assets to the corresponding Acquiring Fund in exchange solely for Acquiring Fund shares and the assumption of all liabilities of such Target Fund, except that each Target Fund may be required to recognize gain or loss with respect to contracts described in Section 1256(b) of the Code or stock in a passive foreign investment company, as defined in Section 1297(a) of the Code.

3.	The Target Fund will not recognize gain or loss upon the distribution to its shareholders of the Acquiring Fund Shares received by such Target Fund in the applicable Reorganization.

4.

The Acquiring Fund will recognize no gain or loss upon receiving the properties of the corresponding Target Fund in exchange solely for Acquiring Fund Shares and the assumption of all liabilities of the Target Fund.

5.

The adjusted basis to the Acquiring Fund of the properties of the corresponding Target Fund received by each Acquiring Fund in each Reorganization will be the same as the adjusted basis of those properties in the hands of the corresponding Target Fund immediately before the exchange.

6.

The Acquiring Fund’s holding periods with respect to the properties of the corresponding Target Fund that the Acquiring Fund acquires in its Reorganization will include the respective periods for which those properties were held by the corresponding Target Fund (except where investment activities of an Acquiring Fund have the effect of reducing or eliminating a holding period with respect to an asset).

7.	The shareholders of the Target Fund will recognize no gain or loss upon receiving the applicable Acquiring Fund Shares solely in exchange for Target Fund shares.

8.

The aggregate basis of the Acquiring Fund Shares received by a Target Fund Shareholder in a Reorganization will be the same as the aggregate basis of Target Fund shares surrendered by the Target Fund Shareholder in exchange therefor.

9.

A Target Fund Shareholder’s holding period for the applicable Acquiring Fund Shares received by the Target Fund Shareholder in the applicable Reorganization will include the holding period during which the Target Fund Shareholder held Target Fund shares surrendered in exchange therefor, provided that the Target Fund Shareholder held such shares as a capital asset on the date of Reorganization.

No opinion will be expressed as to (1) the effect of the Reorganization on the Target Fund, the Acquiring Fund or any Target Fund shareholder with respect to any asset (including, without limitation, any stock held in a passive foreign investment company as defined in Section 1297(a) of the Code) as to which any unrealized gain or loss is required to be recognized under federal income tax principles (a) at the end of a taxable year (or on the termination thereof) or (b) upon the transfer of such asset regardless of whether such transfer would otherwise be a non-taxable transaction under the Code, or (2) any other federal tax issues (except those set forth above) and all state, local or foreign tax issues of any kind.

The opinion will be based on certain factual representations and assumptions. The opinion will rely on such representations and will assume the accuracy of such representations. If such representations and assumptions are incorrect, the Reorganization may not qualify as a tax-free reorganization for federal income tax purposes, and the Target Fund and Target Fund shareholders may recognize taxable gain or loss as a result of the Reorganization.

Prior to the close of regular trading on the NYSE on each Closing Date, each Target Fund will declare a distribution to its shareholders, which, together with all previous distributions, will have the effect of distributing to shareholders all of each Target Fund’s net investment income and realized net capital gains (after reduction by any available capital loss carryforwards and excluding any net capital gain on which the Target Fund paid federal income tax), if any, through each Closing Date. To the extent distributions are attributable to ordinary taxable income or capital gains, the distribution will be taxable to shareholders for federal income tax purposes and may include net capital gains resulting from the sale of portfolio assets discussed below. Additional distributions may be made if necessary. All dividends and distributions will be reinvested in additional shares of each Target Fund unless a shareholder has made an election to receive dividends and distributions in cash. Dividends and distributions are treated the same for federal income tax purposes whether received in cash or additional shares.

To the extent that a portion of each Target Fund’s portfolio assets are sold prior to each Reorganization, including sales anticipated in connection with each repositioning described herein, the federal income tax effect of such sales will depend on the holding periods of such assets and the difference between the price at which such portfolio assets were sold and the Target Fund’s basis in such assets. Any net capital gains (net long-term capital gain in excess of any net short-term capital loss) recognized in these sales, after the application of any available capital loss carryforwards (capital losses from prior taxable years that may be used to offset future capital gains), would be distributed to each Target Fund’s shareholders as capital gain dividends. Any net short-term capital gains (net short-term capital gain in excess of any net long-term capital loss and after application of any available capital loss carryforwards) would be distributed as ordinary dividends. All such distributions would be made during or with respect to each Target Fund’s taxable year in which the sale occurs and would be taxable to shareholders for federal income tax purposes. It is not expected that repositioning each of the Target Fund’s portfolios would result in any significant capital gains to distribute as each of the Target Funds has sizable capital loss carryforwards, which are expected to be available to offset any capital gains realized with respect to such repositioning.

Prior to the Closing Date of each Reorganization, each Target Fund will sell certain securities in order to limit the surviving fund’s exposure to certain issuers, sectors and credit qualities. In addition to closing out certain derivatives positions, the Target Funds may sell the following types of securities in connection with such repositionings: investment-grade bonds, U.S. Government securities, corporate bonds (domestic and foreign), and mortgage-backed and other asset-backed securities.

After each Reorganization, each Acquiring Fund’s ability to use the applicable Target Fund’s or the Acquiring Fund’s pre-Reorganization capital losses, if any, may be limited under certain federal income tax rules applicable to reorganizations of this type. Therefore, in certain circumstances, shareholders may pay federal income tax sooner, or may pay more federal income taxes, than they would have had the Reorganization not occurred. The effect of these potential limitations, however, will depend on a number of factors, including the amount of the losses, the amount of gains to be offset, the exact timing of each Reorganization and the amount of unrealized capital gains in the Target Funds at the time of each Reorganization. As of September 30, 2018, each Target Fund had both short-term and long-term capital loss carryforwards as follows:

Target Fund	Short-Term Capital Loss Carryover	Long-Term Capital Loss Carryover
Nuveen Core Bond Fund	$593,246	$1,871,671
Nuveen Core Plus Bond Fund	$3,833,985	$910,732
Nuveen High Income Bond Fund	$37,745,091	$67,932,575
Nuveen Inflation Protected Securities Fund	$3,026,514	$157,834
Nuveen Short Term Bond Fund	$4,590,051	$5,335,996

Following the Reorganization, the amount of the Target Fund’s capital loss carryforwards that can be used in any taxable year, will generally be subject to an annual limitation, which is equal to the long-term tax-exempt rate at the time of the Reorganization, multiplied by the aggregate net asset value of the applicable Target Fund at the time of Reorganization. As of September 30, 2018, with respect to each Target Fund (other than the Nuveen High Income Bond Fund), the annual limitation after the Reorganization is expected to exceed the capital losses carried over to the applicable Acquiring Fund as a result of the Reorganization. Thus, with respect to such Reorganizations, the annual limitation is not currently expected to have a material impact on the use of the capital losses by the corresponding Acquiring Fund after the Reorganization. With respect to Nuveen High Income Bond Fund, as of September 30, 2018, it is expected that the annual limitation would be approximately $7.76 million. Given that the aggregate capital loss carryovers of Nuveen High Income Bond Fund as of September 30, 2018 were approximately $105.7 million, it is currently estimated that the capital loss carryovers of Nuveen High Income Bond Fund may take more than 13 years to be offset by capital gains in the applicable Acquiring Fund after the Reorganization.

Shareholders of each Target Fund will receive a proportionate share of any taxable income and gains realized by the corresponding Acquiring Fund and not distributed to its shareholders prior to the applicable Reorganization when such income and gains are eventually distributed by the Acquiring Fund. Furthermore, any gain each Acquiring Fund realizes after the applicable Reorganization, including any built-in gain in the portfolio investments of the corresponding Target Fund or the Acquiring Fund that was unrealized at the time of the applicable Reorganization, may result in taxable distributions to shareholders holding shares of an Acquiring Fund (including former shareholders of the corresponding Target Fund who hold shares of the applicable Acquiring Fund following the applicable Reorganization). As a result, shareholders of each Target Fund may receive a greater amount of taxable distributions than they would have received had the applicable Reorganization not occurred.

This description of the federal income tax consequences of each Reorganization is made without regard to the particular facts and circumstances of any shareholder. Shareholders are urged to consult their own tax advisors as to the specific consequences to them of each Reorganization, including the applicability and effect of state, local, non-U.S. and other tax laws.

Reorganization Expenses

Nuveen will absorb the direct costs of each Reorganization, which are estimated to be approximately $275,600, $320,400, $339,500, $449,000 and $331,500 for the Nuveen Core Bond Fund, Nuveen Core Plus Bond Fund, Nuveen High Income Bond Fund, Nuveen Inflation Protected Securities Fund and Nuveen Short Term Bond Fund, respectively, whether or not each Reorganization is completed.

Each Target Fund has engaged Computershare Fund Services to assist in the solicitation of proxies at an estimated cost of $10,500 per Fund plus reasonable expenses, which is included in the expense estimate above.

Description of Governing Laws

Each Target Fund is a series of the Target Corporation, which is a Maryland corporation. Each Acquiring Fund is a series of the Acquiring Trust, which is a Delaware statutory trust. Each Target Fund is governed by the Target Corporation’s Articles of Incorporation (“Target Corporation Articles”), its bylaws and Maryland law. Each Acquiring Fund is governed by its Declaration of Trust (“Acquiring Fund Declaration”) and Delaware law. Information about the shareholder rights provided for in each Fund’s governing instruments and governing law is provided below.

Shareholders of a Maryland corporation generally are shielded from personal liability for the corporation’s debts or obligations. Under the Delaware Statutory Trust Act (“DSTA”), shareholders of the Acquiring Trust are entitled to the same limitation of personal liability extended to stockholders of private corporations for profit under the Delaware General Corporation Law. The Acquiring Fund Declaration provides that if any shareholder or former shareholder is exposed to liability by reason of a claim or demand relating solely to his or her being or having been a shareholder of the Acquiring Trust, and not because of such shareholder’s acts or omissions, the shareholder or former shareholder shall be entitled to be held harmless from and indemnified out of the assets of the Acquiring Trust against all loss and expense arising from such liability; provided, however there shall be no liability or obligation of the Acquiring Trust arising hereunder to reimburse any shareholder for taxes paid by reason of such shareholder’s ownership of any shares or for losses suffered by reason of any changes in value of any Acquiring Trust assets.

Shareholder Voting. Please see “Voting Rights of Shareholders” for a discussion on shareholder voting rights.

Election and Removal of Trustees. The bylaws of each Target Fund provide that the Board of Directors of the Target Corporation shall consist of five directors and may be increased or decreased by resolution of the shareholders, but in no event shall the number of directors be less than three or more than 12. The Acquiring Fund Declaration provides that the Trustees of the Acquiring Trust determine the size of the Board of Trustees of the Acquiring Trust, subject to a minimum of two and a maximum of 25. Under the bylaws of each Target Fund and the Acquiring Fund Declaration, each Director of the Target Corporation and each Trustee of the Acquiring Trust holds office until the next meeting of shareholders called for the purposes of considering the election or re-election of such Director or Trustee, or of a successor to such Director or Trustee, and until his or her successor is elected and qualified. The bylaws of each Target Fund and the Acquiring Fund Declaration provide that vacancies on the Board of Directors of the Target Corporation and the Board of Trustees of the Acquiring Trust, respectively, may be filled by the majority of remaining Directors or Trustees, except when election by the shareholders is required under the 1940 Act; provided, however, that at least two-thirds of the Target Corporation’s Board of Directors shall have been elected by shareholders of the Target Corporation. A Director of the Target Corporation or a Trustee of the Acquiring Trust may be removed with or without cause, and a Trustee of the Acquiring Trust must be removed by written instrument signed by at least two-thirds of the number of Trustees in office prior to such removal, or by the affirmative vote of shareholders of the Acquiring Trust holding at least two-thirds of the outstanding shares, cast in person or by proxy at any meeting called for that purpose. A Director of the Target Corporation may be removed by a vote of the shareholders holding a majority of shares entitled to vote at an election of Directors. Under the bylaws of the Target Corporation, a special meeting of shareholders shall be called upon the written request of the holders of shares entitled to cast not less than 10% of all votes entitled to vote at such meeting. The bylaws of the Target Corporation provide that shareholders may, at any meeting of shareholders duly called and at which a quorum is present, by the affirmative vote of the holders of a majority of the votes entitled to be cast thereon, remove any Director or Directors from office and may elect a successor or successors to fill any resulting vacancies. The bylaws of each Target Fund further provide that a Director may hold office until the earlier of death, resignation, removal or disqualification. The Acquiring Fund Declaration provides that a Trustee may hold office until the next shareholder meeting called for the purpose of considering election or re-election of such Trustee, and until his or her successor is elected and qualified.

Issuance of Shares. Please see the discussion in “Amendments to Acquiring Fund Declaration or Target Corporation Articles” for a discussion regarding the Target Corporation’s ability to issue shares. The Trustees of the Acquiring Trust are authorized to issue an unlimited number of shares.

Series and Classes. The Target Corporation Articles and the Acquiring Fund Declaration give broad authority to the respective boards of the Target Corporation and Acquiring Trust, respectively, to establish series and classes in addition to those currently established and to determine the rights and preferences, conversion rights, voting powers, restrictions, limitations, qualifications or terms or conditions of redemptions of the shares of the series and classes. The Trustees of the Acquiring Trust are also authorized to terminate a series or class without a vote of shareholders under certain circumstances.

Amendments to Acquiring Fund Declaration or Target Corporation Articles. The Target Corporation Articles may be amended pursuant to the requirements of the Maryland General Corporation Law (“MGCL”). The Acquiring Fund Declaration may be amended at any time by an instrument in writing signed by a majority of Trustees of the Acquiring Trust except as otherwise required by the Acquiring Fund Declaration or the 1940 Act. Under the MGCL, shareholders of corporations generally are entitled to vote on amendments to the charter. However, the board of directors of a Maryland corporation is authorized, without a vote of the shareholders, to amend the charter to change the name of the corporation, to change the name or other designation of any class or series of stock and to change the par value of any class or series of stock. Under the MGCL, generally a change in the name or other designation of a class or series of stock, however, may not change the preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, or terms or conditions of redemption. The board of directors of a Maryland corporation may, however, if permitted by the charter, without a vote of the shareholders, classify or reclassify any unissued stock by setting or changing the preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, or terms or conditions of redemption. The Target Corporation Articles permits the Board of Directors of the Target Corporation to do so. The MGCL permits the board of directors of an open-end investment company to supplement the charter without a vote of the shareholders to increase the aggregate number of authorized shares or the number of shares in any class or series, unless prohibited by the charter. The Target Corporation Articles does not prohibit the Board of Directors of the Target Corporation from doing so.

Shareholder, Director/Trustee and Officer Liability. Under Maryland law, shareholders generally are not personally liable for debts or obligations of a corporation. Maryland law provides that a director who has met his or her statutory standard of conduct has no liability for reason of being or having been a director. Maryland law provides that a corporation may indemnify and advance expenses to its directors for acts and omissions in their official capacity, subject to certain exceptions, and the Target Corporation Articles require the Target Corporation to do so. The indemnification provisions and the limitation on liability are both subject to any limitations of the 1940 Act, which generally provides that no director or officer shall be protected from liability to the corporation or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. The provisions governing the advance of expenses are subject to applicable requirements of the 1940 Act or rules thereunder.

The Acquiring Fund Declaration provides that shareholders of each Acquiring Fund shall be entitled to the same limitation of personal liability extended to stockholders of private corporations organized for profit under the General Corporation Law of the State of Delaware, and the Acquiring Trust shall indemnify and hold harmless a shareholder from any loss or expense arising solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reasons. In addition, the Acquiring Trust will assume, upon request, the defense of any claim against its shareholder for any act or obligation of the Acquiring Trust and satisfy any related judgment. Similarly, the Acquiring Fund Declaration provides that a Trustee of the Acquiring Trust shall be liable to the Acquiring Trust or the shareholders only for willful misfeasance, bad faith, gross negligence or reckless disregard of duties involved in the conduct of the office of the trustee. The Acquiring Fund Declaration further provides for indemnification against loss for every person who is or has been a trustee, officer, employee or agent of the Acquiring Trust subject to certain exceptions.

Preemptive Rights. Pursuant to the Target Corporation Articles and the Acquiring Fund Declaration, respectively, shareholders of each Target Fund and each Acquiring Fund have no preemptive rights or other rights to subscribe to additional shares.

Derivative Actions. Under Maryland law, applicable case law at the time of a particular derivative action will establish any requirements or limitations with respect to shareholder derivative actions.

Under the DSTA, a shareholder may bring a derivative action if trustees with authority to do so have refused to bring the action or if a demand upon the trustees to bring the action is not likely to succeed. A shareholder may bring a derivative action only if the shareholder is a shareholder at the time the action is brought and: (a) was a shareholder at the time of the transaction complained about or (b) acquired the status of shareholder by operation of law or pursuant to the governing instruments from a person who was a shareholder at the time of the transaction.

The foregoing is only a summary of certain rights of shareholders under the governing documents of the Target Corporation and Acquiring Trust and under applicable state law and is not a complete description of provisions contained in those sources. Shareholders should refer to the provisions of those documents and state law directly for a more thorough description.

Capitalization

The following tables set forth the capitalization of each Target Fund, each Acquiring Fund and the pro forma capitalization of each Acquiring Fund after applicable Reorganization adjustments. Tables for the Nuveen Core Bond Fund, Nuveen Core Plus Bond Fund and Nuveen High Income Bond Fund, as well as their corresponding Acquiring Funds, are presented as of December 31, 2018, in order to establish that complete pro forma financial statements are not required for these Funds pursuant to applicable regulations. Tables for the Nuveen Inflation Protected Securities Fund and the Nuveen Short Term Bond Fund, as well as their corresponding Acquiring Funds, are presented as of September 30, 2018, and complete pro forma financial statements for these Funds have been included in the Reorganization SAI. There is no assurance that each Reorganization will occur. These numbers may differ at each Closing Date of each Reorganization.

Nuveen Core Bond Fund (Target Fund) / TIAA-CREF Bond Fund (Acquiring Fund)

Capitalization Table

As of December 31, 2018

(Unaudited)

	Nuveen Core Bond Fund	TIAA-CREF Bond Fund	Pro Forma Adjustments(1)		TIAA-CREF Bond Fund Pro Forma
Net Assets
Class A	$12,621,968	—	$(12,621,968	)(2)	—
Class C	1,780,102	—	(1,780,102	)(2)	—
Class R6	57,324,101	—	(57,324,101	)(2)	—
Class I	52,470,379	—	(52,470,379	)(2)	—
Institutional Class	—	$878,286,603	57,324,101	(2)	$935,610,704
Advisor Class	—	907,366,148	52,470,379	(2)	959,836,527
Premier Class	—	14,747,374	—		14,747,374
Retirement Class	—	196,179,054	—		196,179,054
Retail Class	—	90,536,622	14,402,070	(2)	104,938,692
Class W	—	3,629,623,389	—		3,629,623,389

Total	$124,196,550	$5,716,739,190	$—		$5,840,935,740

Shares Outstanding
Class A	1,339,410	—	(1,339,410	)(3)	—
Class C	189,502	—	(189,502	)(3)	—
Class R6	6,092,887	—	(6,092,887	)(3)	—
Class I	5,592,066	—	(5,592,066	)(3)	—
Institutional Class	—	87,560,109	5,714,865	(3)	93,274,974
Advisor Class	—	90,401,726	5,227,695	(3)	95,629,421
Premier Class	—	1,469,512	—		1,469,512
Retirement Class	—	19,206,783	—		19,206,783
Retail Class	—	8,872,001	1,411,304	(3)	10,283,305
Class W	—	361,845,462	—		361,845,462

Total	13,213,865	569,355,593	(860,001)		581,709,457

Net Asset Value Per Share
Class A	$9.42	—			—
Class C	$9.39	—			—
Class R6	$9.41	—			—
Class I	$9.38	—			—
Institutional Class	—	$10.03			$10.03
Advisor Class	—	$10.04			$10.04
Premier Class	—	$10.04			$10.04
Retirement Class	—	$10.21			$10.21
Retail Class	—	$10.20			$10.20
Class W	—	$10.03			$10.03

Authorized shares – per class	2 billion	Unlimited			Unlimited

(1)

The pro forma balances are presented as if the Reorganization was effective as of December 31, 2018, and are presented for informational purposes only. The actual Closing Date of the Reorganization is expected to be on or about June 14, 2019 or such later time agreed to by the parties, at which time the results would be reflective of the actual composition of shareholders’ equity as of that date. All pro forma adjustments are directly attributable to the Reorganization.

(2)

Nuveen will absorb all direct costs of the Reorganization whether or not the Reorganization is approved or completed. These figures assume the Target Fund will not be required to distribute any tax basis undistributed net investment income or tax basis accumulated net realized gains to its shareholders prior to the Reorganization.

(3)

Reflects the issuance by the Acquiring Fund of approximately 1,236,866 Retail Class shares, 174,438 Retail Class shares, 5,714,865 Institutional Class shares, and 5,227,695 Advisor Class shares to Class A, Class C, Class R6, and Class I shareholders, respectively, of the Target Fund in connection with the Reorganization.

Nuveen Core Plus Bond Fund (Target Fund) / TIAA-CREF Bond Plus Fund (Acquiring Fund)

Capitalization Table

As of December 31, 2018

(Unaudited)

	Nuveen Core Plus Bond Fund	TIAA-CREF Bond Plus Fund	Pro Forma Adjustments(1)		TIAA-CREF Bond Plus Fund Pro Forma
Net Assets
Class A	$50,297,774	—	$(50,297,774	)(2)	—
Class C	4,470,949	—	(4,470,949	)(2)	—
Class R3	1,195,832	—	(1,195,832	)(2)	—
Class R6	37,802,617	—	(37,802,617	)(2)	—
Class I	235,930,254	—	(235,930,254	)(2)	—
Institutional Class	—	$1,112,371,511	37,802,617	(2)	$1,150,174,128
Advisor Class	—	28,016,668	235,930,254	(2)	263,946,922
Premier Class	—	10,284,794	—		10,284,794
Retirement Class	—	449,632,670	—		449,632,670
Retail Class	—	250,424,705	55,964,555	(2)	306,389,260
Class W	—	2,299,827,693	—		2,299,827,693

Total	$329,697,426	$4,150,558,041	$—		$4,480,255,467

Shares Outstanding
Class A	4,788,021	—	(4,788,021	)(3)	—
Class C	427,512	—	(427,512	)(3)	—
Class R3	113,274	—	(113,274	)(3)	—
Class R6	3,596,547	—	(3,596,547	)(3)	—
Class I	22,496,211	—	(22,496,211	)(3)	—
Institutional Class	—	110,328,669	3,749,404	(3)	114,078,073
Advisor Class	—	2,776,186	23,378,412	(3)	26,154,598
Premier Class	—	1,020,154	—		1,020,154
Retirement Class	—	44,539,066	—		44,539,066
Retail Class	—	24,789,195	5,539,838	(3)	30,329,033
Class W	—	228,101,219	—		228,101,219

Total	31,421,565	411,554,489	1,246,089		444,222,143

Net Asset Value Per Share
Class A	$10.50	—			—
Class C	$10.46	—			—
Class R3	$10.56	—			—
Class R6	$10.51	—			—
Class I	$10.49	—			—
Institutional Class	—	$10.08			$10.08
Advisor Class	—	$10.09			$10.09
Premier Class	—	$10.08			$10.08
Retirement Class	—	$10.10			$10.10
Retail Class	—	$10.10			$10.10
Class W	—	$10.08			$10.08

Authorized shares – per class	2 billion	Unlimited			Unlimited

(1)

The pro forma balances are presented as if the Reorganization was effective as of December 31, 2018, and are presented for informational purposes only. The actual Closing Date of the Reorganization is expected to be on or about June 14, 2019 or such later time agreed to by the parties, at which time the results would be reflective of the actual composition of shareholders’ equity as of that date. All pro forma adjustments are directly attributable to the Reorganization.

(2)

Nuveen will absorb all direct costs of the Reorganization whether or not the Reorganization is approved or completed. These figures assume the Target Fund will not be required to distribute its tax basis undistributed net investment income or tax basis accumulated net realized gains to its shareholders prior to the Reorganization.

(3)

Reflects the issuance by the Acquiring Fund of approximately 4,978,893 Retail Class shares, 442,572 Retail Class shares, 118,373 Retail Class shares, 3,749,404 Institutional Class shares, and 23,378,412 Advisor Class shares to Class A, Class C, Class R3, Class R6, and Class I shareholders, respectively, of the Target Fund in connection with the Reorganization.

Nuveen High Income Bond Fund (Target Fund) / TIAA-CREF High-Yield Fund (Acquiring Fund)

Capitalization Table

As of December 31, 2018

(Unaudited)

	Nuveen High Income Bond Fund	TIAA-CREF High-Yield Fund	Pro Forma Adjustments(1)		TIAA-CREF High-Yield Fund Pro Forma
Net Assets
Class A	$95,851,003	—	$(95,851,003	)(2)	—
Class C	34,242,236	—	(34,242,236	)(2)	—
Class R3	412,755	—	(412,755	)(2)	—
Class I	94,614,928	—	(94,614,928	)(2)	—
Institutional Class	—	$2,713,868,444	—		$2,713,868,444
Advisor Class	—	11,622,109	94,614,928	(2)	106,237,037
Premier Class	—	26,924,584	—		26,924,584
Retirement Class	—	367,943,873	—		367,943,873
Retail Class	—	303,313,339	130,505,994	(2)	433,819,333
Class W	—	276,017,668	—		276,017,668

Total	$225,120,922	$3,699,690,017	$—		$3,924,810,939

Shares Outstanding
Class A	13,858,675	—	(13,858,675	)(3)	—
Class C	4,955,911	—	(4,955,911	)(3)	—
Class R3	58,420	—	(58,420	)(3)	—
Class I	13,636,074	—	(13,636,074	)(3)	—
Institutional Class	—	301,151,016	—		301,151,016
Advisor Class	—	1,290,915	10,509,267	(3)	11,800,182
Premier Class	—	2,983,958	—		2,983,958
Retirement Class	—	40,815,864	—		40,815,864
Retail Class	—	33,508,168	14,417,525	(3)	47,925,693
Class W	—	30,628,790	—		30,628,790

Total	32,509,080	410,378,711	(7,582,288)		435,305,503

	Nuveen High Income Bond Fund	TIAA-CREF High-Yield Fund	Pro Forma Adjustments(1)	TIAA-CREF High-Yield Fund Pro Forma
Net Asset Value Per Share
Class A	$6.92	—		—
Class C	$6.91	—		—
Class R3	$7.07	—		—
Class I	$6.94	—		—
Institutional Class	—	$9.01		$9.01
Advisor Class	—	$9.00		$9.00
Premier Class	—	$9.02		$9.02
Retirement Class	—	$9.01		$9.01
Retail Class	—	$9.05		$9.05
Class W	—	$9.01		$9.01

Authorized shares – per class	2 billion	Unlimited		Unlimited

(1)

The pro forma balances are presented as if the Reorganization was effective as of December 31, 2018, and are presented for informational purposes only. The actual Closing Date of the Reorganization is expected to be on or about June 14, 2019 or such later time agreed to by the parties, at which time the results would be reflective of the actual composition of shareholders’ equity as of that date. All pro forma adjustments are directly attributable to the Reorganization.

(2)

Nuveen will absorb all direct costs of the Reorganization whether or not the Reorganization is approved or completed. These figures assume the Target Fund will not be required to distribute its tax basis undistributed net investment income or tax basis accumulated net realized gains to its shareholders prior to the Reorganization.

(3)

Reflects the issuance by the Acquiring Fund of approximately 10,589,048 Retail Class shares, 3,782,878 Retail Class shares, 45,599 Retail Class shares, and 10,509,267 Advisor Class shares to Class A, Class C, Class R3, and Class I shareholders, respectively, of the Target Fund in connection with the Reorganization.

Nuveen Inflation Protected Securities Fund (Target Fund) / TIAA-CREF Inflation-Linked Bond Fund (Acquiring Fund)

Capitalization Table

As of September 30, 2018

(Unaudited)

	Nuveen Inflation Protected Securities Fund	TIAA-CREF Inflation-Linked Bond Fund	Pro Forma Adjustments(1)		TIAA-CREF Inflation-Linked Bond Fund Pro Forma
Net Assets
Class A	$88,423,149	—	$(88,423,149	)(2)	—
Class C	5,487,607	—	(5,487,607	)(2)	—
Class R3	5,110,484	—	(5,110,484	)(2)	—
Class R6	62,862,842	—	(62,862,842	)(2)	—
Class I	443,960,806	—	(443,960,806	)(2)	—
Institutional Class	—	$1,601,256,507	62,861,270	(2)	$1,664,117,777
Advisor Class	—	295,859	443,183,453	(2)	443,479,312
Premier Class	—	3,552,227	—		3,552,227
Retirement Class	—	240,172,361	—		240,172,361
Retail Class	—	106,604,306	98,905,531	(2)	205,509,837
Class W	—	1,059,463,552	—		1,059,463,552

Total	$605,844,888	$3,011,344,812	$(894,634)		$3,616,295,066

	Nuveen Inflation Protected Securities Fund	TIAA-CREF Inflation-Linked Bond Fund	Pro Forma Adjustments(1)		TIAA-CREF Inflation-Linked Bond Fund Pro Forma
Shares Outstanding
Class A	8,234,369	—	(8,234,369	)(3)	—
Class C	519,706	—	(519,706	)(3)	—
Class R3	480,317	—	(480,317	)(3)	—
Class R6	5,742,142	—	(5,742,142	)(3)	—
Class I	40,866,590	—	(40,866,590	)(3)	—
Institutional Class	—	143,826,613	5,646,289	(3)	149,472,902
Advisor Class	—	26,576	39,809,519	(3)	39,836,095
Premier Class	—	319,693	—		319,693
Retirement Class	—	21,418,653	—		21,418,653
Retail Class	—	9,819,510	9,110,343	(3)	18,929,853
Class W	—	95,189,994	—		95,189,994

Total	55,843,124	270,601,039	(1,276,973)		325,167,190

Net Asset Value Per Share
Class A	$10.74	—			—
Class C	$10.56	—			—
Class R3	$10.64	—			—
Class R6	$10.95	—			—
Class I	$10.86	—			—
Institutional Class	—	$11.13			$11.13
Advisor Class	—	$11.13			$11.13
Premier Class	—	$11.11			$11.11
Retirement Class	—	$11.21			$11.21
Retail Class	—	$10.86			$10.86
Class W	—	$11.13			$11.13

Authorized shares – per class	2 billion	Unlimited			Unlimited

(1)

The pro forma balances are presented as if the Reorganization was effective as of September 30, 2018, and are presented for informational purposes only. The actual Closing Date of the Reorganization is expected to be on or about June 14, 2019 or such later time agreed to by the parties, at which time the results would be reflective of the actual composition of shareholders’ equity as of that date. All pro forma adjustments are directly attributable to the Reorganization.

(2)

Nuveen will absorb all direct costs of the Reorganization whether or not the Reorganization is approved or completed. These figures assume the Target Fund will be required to distribute its tax basis undistributed net investment income of $1,515,434 to its shareholders prior to the Reorganization. The Acquiring Fund pro forma assumes that such distributions were reinvested in Target Fund shares using estimated reinvestment rates of 52%, 91%, 35%, 99%, and 30% for Class A, Class C, Class R3, Class R6 and Class I, respectively, resulting in total cash distributions for the Target Fund of $894,634.

(3)

Reflects the issuance by the Acquiring Fund of approximately 8,135,016 Retail Class shares, 505,358 Retail Class shares, 469,969 Retail Class shares, 5,646,289 Institutional Class shares, and 39,809,519 Advisor Class shares to Class A, Class C, Class R3, Class R6, and Class I shareholders, respectively, of the Target Fund in connection with the Reorganization.

Nuveen Short Term Bond Fund (Target Fund) / TIAA-CREF Short-Term Bond Fund (Acquiring Fund)

Capitalization Table

As of September 30, 2018

(Unaudited)

	Nuveen Short Term Bond Fund	TIAA-CREF Short-Term Bond Fund	Pro Forma Adjustments(1)		TIAA-CREF Short-Term Bond Fund Pro Forma
Net Assets
Class A	$78,315,277	—	$(78,315,277	)(2)	—
Class C	13,308,221	—	(13,308,221	)(2)	—
Class R3	211,655	—	(211,655	)(2)	—
Class R6	71,740,854	—	(71,740,854	)(2)	—
Class I	281,838,460	—	(281,838,460	)(2)	—
Institutional Class	—	$870,105,044	71,740,854	(2)	$941,845,898
Advisor Class	—	438,745	281,838,460	(2)	282,277,205
Premier Class	—	7,116,384	—		7,116,384
Retirement Class	—	111,375,301	—		111,375,301
Retail Class	—	113,945,144	91,835,153	(2)	205,780,297
Class W	—	755,668,870	—		755,668,870

Total	$445,414,467	$1,858,649,488	$—		$2,304,063,955

Shares Outstanding
Class A	8,042,477	—	(8,042,477	)(3)	—
Class C	1,360,097	—	(1,360,097	)(3)	—
Class R3	21,667	—	(21,667	)(3)	—
Class R6	7,344,717	—	(7,344,717	)(3)	—
Class I	28,912,685	—	(28,912,685	)(3)	—
Institutional Class	—	85,376,882	7,039,421	(3)	92,416,303
Advisor Class	—	43,051	27,654,809	(3)	27,697,860
Premier Class	—	697,311	—		697,311
Retirement Class	—	10,911,121	—		10,911,121
Retail Class	—	11,167,396	9,000,447	(3)	20,167,843
Class W	—	74,085,158	—		74,085,158

Total	45,681,643	182,280,919	(1,986,966)		225,975,596

Net Asset Value Per Share
Class A	$9.74	—			—
Class C	$9.78	—			—
Class R3	$9.77	—			—
Class R6	$9.77	—			—
Class I	$9.75	—			—
Institutional Class	—	$10.19			$10.19
Advisor Class	—	$10.19			$10.19
Premier Class	—	$10.21			$10.21
Retirement Class	—	$10.21			$10.21
Retail Class	—	$10.20			$10.20
Class W	—	$10.20			$10.20

Authorized shares – per class	2 billion	Unlimited			Unlimited

(1)

The pro forma balances are presented as if the Reorganization was effective as of September 30, 2018, and are presented for informational purposes only. The actual Closing Date of the Reorganization is expected to be on or about June 14, 2019 or such later time agreed to by the parties, at which time the results would be reflective of the actual composition of shareholders’ equity as of that date. All pro forma adjustments are directly attributable to the Reorganization.
(2)

Nuveen will absorb all direct costs of the Reorganization whether or not the Reorganization is approved or completed. These figures assume the Target Fund will not be required to distribute any tax basis undistributed net investment income or tax basis accumulated net realized gains to its shareholders prior to the Reorganization.

(3)

Reflects the issuance by the Acquiring Fund of approximately 7,675,410 Retail Class shares, 1,304,293 Retail Class shares, 20,744 Retail Class shares, 7,039,421 Institutional Class shares, and 27,654,809 Advisor Class shares to Class A, Class C, Class R3, Class R6, and Class I shareholders, respectively, of the Target Fund in connection with the Reorganization.

Legal Matters

Certain legal matters concerning the issuance of Retail Class, Advisor Class and Institutional Class shares (as applicable) of each Acquiring Fund pursuant to the Agreement will be passed on by Dechert LLP, One International Place, 40th Floor, 100 Oliver Street, Boston, Massachusetts 02110.

Information Filed with the Securities and Exchange Commission

This Proxy Statement/Prospectus and the related Reorganization SAI do not contain all of the information set forth in the registration statements and the exhibits relating thereto and the annual and semi-annual reports that the Target Funds and Acquiring Funds have filed with the SEC pursuant to the applicable requirements of the Securities Act and the 1940 Act, to which reference is hereby made. The SEC file number for the registration statement containing the current prospectus and SAI for each Target Fund is Registration No. 811-05309 and each Acquiring Fund is Registration No. 811-09301. Such prospectuses and SAIs relating to the Target Funds and Acquiring Funds are incorporated herein by reference, only insofar as they relate to the Target Funds and Acquiring Funds.

OTHER INFORMATION

Shareholders of the Funds

For each Fund, the following tables set forth the percentage of ownership of each person who, as of February 8, 2019, the record date (“Record Date”) with respect to the Special Meeting of the Target Funds, owns of record, or is known by the Fund to own of record or beneficially, 5% or more of the securities outstanding of any class of shares of the Fund involved in a Reorganization. The tables also set forth the estimated pro forma percentage of shares of the applicable Acquiring Fund that would have been owned by such parties assuming the Reorganizations occurred on the Record Date. These amounts may differ on the Closing Date. Shareholders who have the power to vote a larger percentage of shares (at least 25% of the shares) of a Target Fund may be able to control the Target Fund and determine the outcome of a shareholder meeting.

Nuveen Core Bond Fund / TIAA-CREF Bond Fund

Target Fund—Nuveen Core Bond Fund
Class	Name and Address of Owner	Percentage of Ownership and Type of Ownership	Estimated Pro Forma Percentage of Ownership of Acquiring Fund After Reorganization of Target Fund into Acquiring Fund

A	Charles Schwab & Co Inc Special Custody Acct FBO Customers Attn Mutual Funds 211 Main St San Francisco CA 94105-1905	27.69%	3.41%

A	Edward D Jones & Co For the Benefit of Customers 12555 Manchester Rd Saint Louis MO 63131-3729	9.32%	1.15%

A	American Enterprise Investment Serv 707 2nd Ave S Minneapolis MN 55402-2405	9.21%	1.22%

A	Raymond James Omnibus for Mutual Funds House Acct Attn: Courtney Waller 880 Carillon Parkway St Petersburg FL 33716-1102	7.49%	1.23%

A	National Financial Services LLC For the Exclusive Benefit of our Customers Attn Mutual Fund Dept 4th Floor 499 Washington Blvd Jersey City NJ 07310-1995	6.65%	0.82%

A	UBS WM USA Omni Account M/F Spec Cdy A/C EBOC UBSFSI 1000 Harbor Blvd Weehawken NJ 07086-6761	5.95%	0.73%

C	Wells Fargo Clearing Services LLC Special Custody Acct for the Exclusive Benefit of Customer 2801 Market Street St Louis MO 63103-2523	25.98%	0.45%

C	Merrill Lynch Pierce Fenner & Smith Attn Fund Administration 4800 Dear Lake Dr East 3rd Fl Jacksonville FL 32246	17.89%	0.31%

Target Fund—Nuveen Core Bond Fund
Class	Name and Address of Owner	Percentage of Ownership and Type of Ownership	Estimated Pro Forma Percentage of Ownership of Acquiring Fund After Reorganization of Target Fund into Acquiring Fund

C	Raymond James Omnibus for Mutual Funds House Acct Attn: Courtney Waller 880 Carillon Parkway St Petersburg FL 33716-1102	17.57%	1.23%

C	Pershing LLC 1 Pershing Plz Jersey City NJ 07399-0001	11.14%	24.19%

C	Cetera Investment Svcs (FBO) Dean Anglin 110 Horatio Street New York NY 10014-1574	6.10%	0.11%

C	American Enterprise Investment Serv 707 2nd Ave S Minneapolis MN 55402-2405	5.06%	1.22%

R6	Nuveen Strategy Balanced Allocation Fund 333 West Wacker Dr Chicago IL 60606-1220	52.12%	3.16%

R6	Nuveen Strategy Conservative Allocation Fund 333 West Wacker Dr Chicago IL 60606-1220	30.54%	1.85%

R6	Nuveen Strategy Growth Allocation Fund 333 West Wacker Dr Chicago IL 60606-1220	9.57%	0.58%

R6	Nuveen Strategy Aggressive Growth Allocation Fund 333 West Wacker Dr Chicago IL 60606-1220	6.82%	0.41%

I	Band & Co C/O US Bank PO Box 1787 Milwaukee WI 53201-1787	66.60%	3.59%

I	Washington & Co C/O US Bank PO Box 1787 Milwaukee WI 53201-1787	8.02%	0.43%

Acquiring Fund—TIAA-CREF Bond Fund
Class	Name and Address of Owner	Percentage of Ownership and Type of Ownership	Estimated Pro Forma Percentage of Ownership of Acquiring Fund After Reorganization of Target Fund into Acquiring Fund

Retail	Pershing LLC PO Box 2052 Jersey City NJ 07303-2052	27.92%	24.19%

Advisor	Pershing LLC PO Box 2052 Jersey City NJ 07303-2052	97.76%	92.49%

Institutional	Pershing LLC PO Box 2052 Jersey City NJ 07303-2052	21.83%	20.51%

Institutional	SEI Private Trust Company C/O TIAA CREF Attn Mutual Funds Administrator One Freedom Valley Dr Oaks PA 19456-9989	21.17%	19.89%

Institutional	TIAA, FSB Cust/Ttee FBO: Retirement Plans for which TIAA acts as Recordkeeper Attn: Trust Operations 211 N Broadway Ste 1000 Saint Louis MO 63102-2748	20.82%	19.56%

Institutional	Charles Schwab & Co Inc Attn: Mutual Funds 211 Main St San Francisco CA 94105-1905	7.13%	6.70%

At the close of business on the Record Date, there were 1,352,394.6000 Class A shares, 192,404.0420 Class C shares, 6,123,531.8970 Class R6 shares and 5,508,487.7210 Class I shares of the Target Fund outstanding. As of February 8, 2019, the Directors and officers of the Target Fund as a group owned less than 1% of the total outstanding shares of the Target Fund and as a group owned less than 1% of each class of shares of the Target Fund.

At the close of business on the Record Date, there were 8,725,466.2830 Retail Class shares, 90,419,190.0050 Advisor Class shares and 89,137,412.1460 Institutional Class shares of the Acquiring Fund outstanding. As of February 8, 2019, the Trustees and officers of the Acquiring Fund as a group owned less than 1% of the total outstanding shares of the Acquiring Fund and as a group owned less than 1% of each class of shares of the Acquiring Fund.

Nuveen Core Plus Bond Fund / TIAA-CREF Bond Plus Fund

Target Fund—Nuveen Core Plus Bond Fund
Class	Name and Address of Owner	Percentage of Ownership and Type of Ownership	Estimated Pro Forma Percentage of Ownership of Acquiring Fund After Reorganization of Target Fund into Acquiring Fund

A	Charles Schwab & Co Inc Special Custody A/C FBO Customers Attn Mutual Funds 211 Main Street San Francisco CA 94105-1905	29.49%	5.16%

A	Charles Schwab & Co Inc Special Custody Account For Benefit of Customers Attn Mutual Funds 211 Main St San Francisco CA 94105-1905	12.11%	1.99%

A	Edward D Jones & Co For the Benefit of Customers 12555 Manchester Rd Saint Louis MO 63131-3729	9.72%	1.60%

A	National Financial Services LLC For the Exclusive Benefit of our Customers Attn Mutual Fund Dept 4th Floor 499 Washington Blvd Jersey City NJ 07310-1995	5.75%	1.03%

C	Pershing LLC 1 Pershing Plz Jersey City NJ 07399-0001	27.14%	8.95%

C	Charles Schwab & Co Inc Special Custody Acct FBO Customers Attn: Mutual Funds 211 Main St San Francisco CA 94105-1905	21.63%	5.16%

C	Morgan Stanley Smith Barney LLC For the Exclusive Bene of its Cust 1 New York Plz Fl 12 New York NY 10004-1965	10.03%	0.14%

C	Merrill Lynch Pierce Fenner & Smith Attn Physical Team 4800 Deer Lake Dr E Jacksonville FL 32246-6484	7.00%	0.10%

Target Fund—Nuveen Core Plus Bond Fund
Class	Name and Address of Owner	Percentage of Ownership and Type of Ownership	Estimated Pro Forma Percentage of Ownership of Acquiring Fund After Reorganization of Target Fund into Acquiring Fund

C	Wells Fargo Clearing Services LLC Special Custody Acct for the Exclusive Benefit of Customer 2801 Market St Saint Louis MO 63103-2523	6.69%	0.09%

C	American Enterprise Investment Serv 707 2nd Ave S Minneapolis MN 55402-2405	6.09%	0.09%

C	National Financial Services LLC For the Exclusive Benefit of our Customers Attn Mutual Fund Dept 4th Floor 499 Washington Blvd Jersey City NJ 07310-1995	6.06%	1.03%

R3	State Street Bank and Trust Company Trustee and/or Custodian FBO ADP Access Product 1 Lincoln St Boston MA 02111-2901	31.56%	0.11%

R3	Mid Atlantic Trust Company FBO Xemed LLC 401(K) Profit Sharing Pla 1251 Waterfront Place, Suite 525 Pittsburgh PA 15222-4228	11.00%	0.04%

R3	Matrix Trust Company Cust. FBO Panda Bear Pediatrics, LLC 717 17th Street Suite 1300 Denver CO 80202-3304	10.41%	0.04%

R3	Matrix Trust Company Cust. FBO Murray Homes, Inc. 717 17th Street Suite 1300 Denver CO 80202-3304	7.42%	0.03%

R6	Mac & Co FBO PB & T Attn Mutual Fund Operations 500 Grant St Rm 151-1010 Pittsburgh PA 15219-2502	45.66%	2.69%

R6	Nuveen Strategy Balanced Allocation Fund 333 West Wacker Dr. Chicago IL 60606-1200	23.01%	1.36%

Target Fund—Nuveen Core Plus Bond Fund
Class	Name and Address of Owner	Percentage of Ownership and Type of Ownership	Estimated Pro Forma Percentage of Ownership of Acquiring Fund After Reorganization of Target Fund into Acquiring Fund

R6	Nuveen Strategy Conservative Allocation Fund 333 West Wacker Dr. Chicago IL 60606-1200	14.19%	0.84%

R6	Nuveen Strategy Growth Allocation Fund 333 West Wacker Dr. Chicago IL 60606-1200	12.88%	0.76%

I	Band & Co C/O US Bank PO Box 1787 Milwaukee WI 53201-1787	52.60%	45.90%

I	Capinco C/O US Bank PO Box 1787 Milwaukee WI 53201-1787	10.28%	8.98%

I	Great-West Trust Co LLC Trustee/C FBO Retirement Plans 8515 E Orchard Rd 2T2 Greenwood Vlg CO 80111-5002	9.31%	8.13%

I	Washington & Co C/O US Bank PO Box 1787 Milwaukee WI 53201-1787	5.87%	5.13%

Acquiring Fund—TIAA-CREF Bond Plus Fund
Class	Name and Address of Owner	Percentage of Ownership and Type of Ownership	Estimated Pro Forma Percentage of Ownership of Acquiring Fund After Reorganization of Target Fund into Acquiring Fund

Retail	Pershing LLC PO Box 2052 Jersey City NJ 07303-2052	10.47%	8.95%

Advisor	UBS WM USA Omni Account M/F Spec Cdy A/C EBOC UBSFSI 1000 Harbor Blvd Weehawken NJ 07086-6761	37.00%	4.71%

Advisor	Morgan Stanley Smith Barney LLC For the Exclusive Bene of its Cust 1 New York Plz Fl 12 New York NY 10004-1965	26.41%	3.36%

Acquiring Fund—TIAA-CREF Bond Plus Fund
Class	Name and Address of Owner	Percentage of Ownership and Type of Ownership	Estimated Pro Forma Percentage of Ownership of Acquiring Fund After Reorganization of Target Fund into Acquiring Fund

Advisor	Merrill Lynch, Pierce, Fenner & Smith, Inc for the Sole Benefit Of its Customers 4800 Deer Lake Dr E Jacksonville FL 32246-6484	22.12%	2.82%

Advisor	LPL Financial Omnibus Customer Account Attn Mutual Fund Trading PO Box 509046 San Diego CA 92150-9046	11.25%	1.43%

Institutional	TIAA, FSB Cust/Ttee FBO: Retirement Plans for which TIAA acts as Recordkeeper Attn: Trust Operations 211 N Broadway Ste 1000 Saint Louis MO 63102-2748	30.36%	28.57%

Institutional	TIAA-CREF Managed Allocation II AC Attn Janice Carnicelli 730 3rd Ave New York NY 10017-3206	29.36%	27.62%

Institutional	TIAA-CREF Lifestyle Moderate Fund Attn: Janice Carnicelli 730 3rd Ave New York NY 10017-3206	12.00%	11.29%

Institutional	TIAA-CREF Individual & Institutional Serv Inc For Exclusive Benefit of Customers Attn Patrick Nelson 730 3rd Ave New York NY 10017-3206	9.17%	8.63%

Institutional	TIAA-CREF Lifestyle Conservative Fd Attn: Janice Carnicelli 730 3rd Ave New York NY 10017-3206	5.98%	5.63%

At the close of business on the Record Date, there were 4,787,258.3390 Class A shares, 413,448.1330 Class C shares, 99,349.3880 Class R3 shares, 6,650,729.2370 Class R6 shares and 18,734,194.8210 Class I shares of the Target Fund outstanding. As of February 8, 2019, the Directors and officers of the Target Fund as a group owned less than 1% of the total outstanding shares of the Target Fund and as a group owned less than 1% of each class of shares of the Target Fund.

At the close of business on the Record Date, there were 24,827,538.5310 Retail Class shares, 2,852,331.1420 Advisor Class shares and 111,029,626.0700 Institutional shares of the Acquiring Fund outstanding. As of February 8, 2019, the Trustees and officers of the Acquiring Fund as a group owned less than 1% of the total outstanding shares of the Acquiring Fund and as a group owned less than 1% of each class of shares of the Acquiring Fund.

Nuveen High Income Bond Fund / TIAA-CREF High-Yield Fund

Target Fund—Nuveen High Income Bond Fund
Class	Name and Address of Owner	Percentage of Ownership and Type of Ownership	Estimated Pro Forma Percentage of Ownership of Acquiring Fund After Reorganization of Target Fund into Acquiring Fund

A	SEI Private Trust Company C/O GWP US Advisors One Freedom Valley Drive Oaks PA 19456-9989	16.35%	4.54%

A	National Financial Services LLC For the Exclusive Benefit of our Customers Attn Mutual Fund Dept 4th Floor 499 Washington Blvd Jersey City NJ 07310-1995	14.11%	3.92%

A	Charles Schwab & Co Inc Special Custody A/C FBO Customers Attn Mutual Funds 211 Main Street San Francisco CA 94105-1905	9.82%	3.32%

A	Pershing LLC 1 Pershing Plz Jersey City NJ 07399-0001	8.64%	8.81%

A	Wells Fargo Clearing Services LLC Special Custody Acct for the Exclusive Benefit of Customer 2801 Market St Saint Louis MO 63103-2523	7.56%	3.10%

A	American Enterprise Investment Serv 707 2nd Ave S Minneapolis MN 55402-2405	5.10%	1.80%

C	Wells Fargo Clearing Services LLC Special Custody Acct for the Exclusive Benefit of Customer 2801 Market St Saint Louis MO 63103-2523	13.75%	3.10%

C	JP Morgan Securities LLC Omnibus Account for the Exclusive Benefit Of Customers 4 Chase Metrotech Ctr 3rd Fl Mutual Fund Department Brooklyn NY 11245-0003	12.55%	0.91%

C	Pershing LLC 1 Pershing Plz Jersey City NJ 07399-0001	12.15%	8.81%

Target Fund—Nuveen High Income Bond Fund
Class	Name and Address of Owner	Percentage of Ownership and Type of Ownership	Estimated Pro Forma Percentage of Ownership of Acquiring Fund After Reorganization of Target Fund into Acquiring Fund

C	Raymond James Omnibus for Mutual Funds House Acct Attn: Courtney Waller 880 Carillon Parkway St Petersburg FL 33716-1102	8.99%	0.65%

C	UBS WM USA Omni Account M/F Spec Cdy A/C EBOC UBSFSI 1000 Harbor Blvd Weehawken NJ 07086-6761	8.20%	0.59%

C	Charles Schwab & Co Inc Special Custody Acct FBO Customers Attn: Mutual Funds 211 Main St San Francisco CA 94105-1905	8.19%	3.32%

C	Merrill Lynch Pierce Fenner & Smith Attn Physical Team 4800 Deer Lake Dr E Jacksonville Fl 32246-6484	6.24%	0.46%

C	LPL Financial Omnibus Customer Account Attn Mutual Fund Trading 4707 Executive Dr San Diego CA 92121-3091	6.18%	0.45%

C	American Enterprise Investment Serv 707 2nd Ave S Minneapolis MN 55402-2405	5.28%	1.80%

R3	Ascensus Trust Co FBOY FBO Make-A-Wish 401 K Plan PO Box 10758 Fargo ND 58106-0758	50.65%	0.04%

R3	State Street Bank and Trust Company Trustee and/or Custodian FBO ADP Access Product 1 Lincoln St Boston MA 02111-2901	11.04%	0.01%

R3	Mid Atlantic Trust Company FBO Nosich & Ganz Attorneys at Law 1251 Waterfront Place, Suite 525 Pittsburgh PA 15222-4228	8.60%	0.01%

Target Fund—Nuveen High Income Bond Fund
Class	Name and Address of Owner	Percentage of Ownership and Type of Ownership	Estimated Pro Forma Percentage of Ownership of Acquiring Fund After Reorganization of Target Fund into Acquiring Fund

R3	FIIOC FBO Revenew International, LLC 401(K) PS Plan 100 Magellan Way Covington KY 41015-1987	7.64%	0.01%

R3	Merrill Lynch Pierce Fenner & Smith Attn Physical Team 4800 Deer Lake Dr E Jacksonville FL 32246-6484	6.69%	0.46%

I	National Financial Services LLC For the Exclusive Benefit of our Customers Attn Mutual Fund Dept 4th Floor 499 Washington Blvd Jersey City NJ 07310-1995	20.71%	18.84%

I	TD Ameritrade Inc for the Exclusive Benefit of our Clients PO Box 2226 Omaha NE 68103-2226	17.98%	16.36%

I	Band & Co C/O US Bank PO Box 1787 Milwaukee WI 53201-1787	12.28%	11.18%

I	Raymond James Omnibus for Mutual Funds House Acct Attn: Courtney Waller 880 Carillon Parkway St Petersburg FL 33716-1102	8.53%	7.76%

I	Pershing LLC 1 Pershing Plz Jersey City NJ 07399-0001	5.22%	8.06%

Acquiring Fund—TIAA-CREF High-Yield Fund
Class	Name and Address of Owner	Percentage of Ownership and Type of Ownership	Estimated Pro Forma Percentage of Ownership of Acquiring Fund After Reorganization of Target Fund into Acquiring Fund

Retail	Charles Schwab & Co Inc Attn: Mutual Funds 101 Montgomery St San Francisco CA 94104-4151	40.69%	26.41%

Acquiring Fund—TIAA-CREF High-Yield Fund
Class	Name and Address of Owner	Percentage of Ownership and Type of Ownership	Estimated Pro Forma Percentage of Ownership of Acquiring Fund After Reorganization of Target Fund into Acquiring Fund

Retail	Pershing LLC PO Box 2052 Jersey City NJ 07303-2052	8.52%	8.81%

Retail	National Financial Services LLC For the Exclusive Benefit of our Customers Attn Mutual Funds Department 499 Washington Blvd Fl 4 Jersey City NJ 07310-1995	5.13%	3.33%

Advisor	LPL Financial Omnibus Customer Account Attn Mutual Fund Trading PO Box 509046 San Diego CA 92150-9046	40.98%	3.69%

Advisor	Pershing LLC PO Box 2052 Jersey City NJ 07303-2052	36.77%	8.06%

Advisor	TD Ameritrade Inc for the Exclusive Benefit of our Clients PO Box 2226 Omaha NE 68103-2226	15.95%	1.44%

At the close of business on the Record Date, there were 19,043,769.8480 Class A shares, 4,965,776.0740 Class C shares, 55,523.8360 Class R3 shares and 18,589,618.9820 Class I shares of the Target Fund outstanding. As of February 8, 2019, the Directors and officers of the Target Fund as a group owned less than 1% of the total outstanding shares of the Target Fund and as a group owned less than 1% of each class of shares of the Target Fund.

At the close of business on the Record Date, there were 33,929,260.9820 Retail Class shares and 1,413,738.9150 Advisor Class shares of the Acquiring Fund outstanding. As of February 8, 2019, the Trustees and officers of the Acquiring Fund as a group owned less than 1% of the total outstanding shares of the Acquiring Fund and as a group owned less than 1% of each class of shares of the Acquiring Fund.

Nuveen Inflation Protected Securities Fund / TIAA-CREF Inflation-Linked Bond Fund

Target Fund—Nuveen Inflation Protected Securities Fund
Class	Name and Address of Owner	Percentage of Ownership and Type of Ownership	Estimated Pro Forma Percentage of Ownership of Acquiring Fund After Reorganization of Target Fund into Acquiring Fund

A	Merrill Lynch Pierce Fenner & Smith Attn Physical Team 4800 Deer Lake Dr E Jacksonville FL 32246-6484	46.97%	19.58%

A	Lincoln Retirement Services Company FBO Shands Jacksonville Med Ctr PO Box 7876 Fort Wayne IN 46801-7876	17.44%	7.17%

A	Great-West Trust Company LLC FBO Employee Benefits Clients 401K 8515 E Orchard Rd 2T2 Greenwood Village CO 80111-5002	11.26%	4.63%

C	LPL Financial Omnibus Customer Account Attn Mutual Fund Trading 4707 Executive Dr San Diego CA 92121-3091	26.19%	0.68%

C	Wells Fargo Clearing Services LLC Special Custody Acct for the Exclusive Benefit of Customer 2801 Market St Saint Louis MO 63103-2523	20.98%	0.54%

C	Merrill Lynch Pierce Fenner & Smith Attn Physical Team 4800 Deer Lake Dr E Jacksonville FL 32246-6484	10.16%	19.58%

C	Charles Schwab & Co Inc Special Custody Acct FBO Customers Attn: Mutual Funds 211 Main St San Francisco CA 94105-1905	9.40%	0.24%

C	Pershing LLC 1 Pershing Plz Jersey City NJ 07399-0001	8.62%	9.32%

C	American Enterprise Investment Serv 707 2nd Ave S Minneapolis MN 55402-2405	6.10%	0.16%

Target Fund—Nuveen Inflation Protected Securities Fund
Class	Name and Address of Owner	Percentage of Ownership and Type of Ownership	Estimated Pro Forma Percentage of Ownership of Acquiring Fund After Reorganization of Target Fund into Acquiring Fund

C	National Financial Services LLC For the Exclusive Benefit of our Customers Attn Mutual Fund Dept 4th Floor 499 Washington Blvd Jersey City NJ 07310-1995	6.03%	0.16%

R3	MLPF&S for the Sole Benefit Of its Customers Attn Fund Admin 4800 Deer Lake Dr E Fl 3 Jacksonville Fl 32246-6484	57.78%	1.45%

R3	DCGT as TTEE and/or Cust FBO PLIC Various Retirement Plans Omnibus Attn NPIO Trade Desk 711 High St Des Moines IA 50392-0001	16.70%	0.42%

R3	Voya Institutional Trust Company 1 Orange Way Windsor CT 06095-4773	5.63%	0.14%

R6	State Street Bank & Trust Co. FBO Various Retirement Plans 200 Clarendon Street Boston MA 02116-5021	16.11%	0.62%

R6	Nuveen Strategy Balanced Allocation Fund 333 West Wacker Dr Chicago IL 60606-1200	13.05%	0.50%

R6	Great-West Trust Company LLC TTEE F Employee Benefits Clients 401K 8515 E Orchard Rd 2T2 Greenwood Vlg CO 80111-5002	8.08%	0.31%

R6	Nuveen Strategy Conservative Allocation Fund 333 West Wacker Dr Chicago IL 60606-1200	7.23%	0.28%

R6	State Street Bank & Trust Custodian FBO/Michigan Advisor Ages 5 – 8 State Street Corporation One Heritage Drive North Quincy MA 02171-2105	6.41%	0.25%

Target Fund—Nuveen Inflation Protected Securities Fund
Class	Name and Address of Owner	Percentage of Ownership and Type of Ownership	Estimated Pro Forma Percentage of Ownership of Acquiring Fund After Reorganization of Target Fund into Acquiring Fund

R6	State Street Bank & Trust Custodian FBO/Michigan Advisor Ages 13 – 14 State Street Corporation One Heritage Drive North Quincy MA 02171-2105	5.28%	0.20%

R6	Lincoln Retirement Services Company FBO Marion Gen Hosp 403B PO Box 7876 Fort Wayne IN 46801-7876	5.21%	0.20%

I	Band & Co C/O US Bank PO Box 1787 Milwaukee WI 53201-1787	56.69%	56.65%

I	JP Morgan Chase Bank NA FBO TIAA-CREF Trust Co as Cust For IRA Clients 4 Metrotech Ctr Brooklyn NY 11245-0004	10.09%	10.09%

I	Merrill Lynch Pierce Fenner & Smith Safekeeping Attn Physical Team 4800 Deer Lake Dr E Jacksonville FL 32246-6484	5.91%	5.91%

Acquiring Fund – TIAA-CREF Inflation-Linked Bond Fund
Class	Name and Address of Owner	Percentage of Ownership and Type of Ownership	Estimated Pro Forma Percentage of Ownership of Acquiring Fund After Reorganization of Target Fund into Acquiring Fund

Retail	Pershing LLC PO Box 2052 Jersey City NJ 07303-2052	16.91%	9.32%

Advisor	Pershing LLC PO Box 2052 Jersey City NJ 07303-2052	60.14%	0.04%

Advisor	Teachers Insurance & Annuity Assoc Attn Janice Carnicelli Mail Stop 730/07/01 730 Third Ave New York NY 10017-3207	30.61%	0.02%

Acquiring Fund – TIAA-CREF Inflation-Linked Bond Fund
Class	Name and Address of Owner	Percentage of Ownership and Type of Ownership	Estimated Pro Forma Percentage of Ownership of Acquiring Fund After Reorganization of Target Fund into Acquiring Fund

Advisor	Raymond James & Assoc Inc FBO Margaret Ann Bragg Ttee U/A Dtd Jul 6, 1999 Ann Kay Bragg Living Trust PO Box 338 Deep Gap NC 28618-0338	9.25%	0.01%

Institutional	TIAA, FSB Cust/Ttee FBO: Retirement Plans for which TIAA acts as Recordkeeper Attn: Trust Operations 211 N Broadway Ste 1000 Saint Louis MO 63102-2748	9.65%	9.28%

At the close of business on the Record Date, there were 7,155,707.7940 Class A shares, 458,538.2250 Class C shares, 441,523.6780 Class R3 shares, 5,872,768.6900 Class R6 shares and 41,119,753.8180 Class I shares of the Target Fund outstanding. As of February 8, 2019, the Directors and officers of the Target Fund as a group owned less than 1% of the total outstanding shares of the Target Fund and as a group owned less than 1% of each class of shares of the Target Fund.

At the close of business on the Record Date, there were 9,291,358.3030 Retail Class shares, 29,328.1340 Advisor Class shares and 144,765,456.7820 Institutional Class shares of the Acquiring Fund outstanding. As of February 8, 2019, the Trustees and officers of the Acquiring Fund as a group owned less than 1% of the total outstanding shares of the Acquiring Fund and as a group owned less than 1% of each class of shares of the Acquiring Fund.

Nuveen Short Term Bond Fund / TIAA-CREF Short-Term Bond Fund

Target Fund—Nuveen Short Term Bond Fund
Class	Name and Address of Owner	Percentage of Ownership and Type of Ownership	Estimated Pro Forma Percentage of Ownership of Acquiring Fund After Reorganization of Target Fund into Acquiring Fund

A	Charles Schwab & Co Inc Special Custody A/C FBO Customers Attn Mutual Funds 211 Main Street San Francisco CA 94105-1905	16.72%	7.09%

A	Morgan Stanley Smith Barney LLC For the Exclusive Bene of its Cust 1 New York Plz Fl 12 New York NY 10004-1965	11.96%	5.53%

Target Fund—Nuveen Short Term Bond Fund
Class	Name and Address of Owner	Percentage of Ownership and Type of Ownership	Estimated Pro Forma Percentage of Ownership of Acquiring Fund After Reorganization of Target Fund into Acquiring Fund

A	Wells Fargo Clearing Services LLC Special Custody Acct for the Exclusive Benefit of Customer 2801 Market St Saint Louis MO 63103-2523	9.94%	5.15%

A	National Financial Services LLC For the Exclusive Benefit of our Customers Attn Mutual Fund Dept 4th Floor 499 Washington Blvd Jersey City NJ 07310-1995	7.31%	2.90%

A	MLPF&S For the Sole Benefit Of its Customers Attn Fund Administration 4800 Deer Lake Drive East 3rd Fl Jacksonville FL 32246-6484	6.37%	4.19%

A	Pershing LLC 1 Pershing Plz Jersey City NJ 07399-0001	6.07%	13.16%

A	Raymond James Omnibus for Mutual Funds House Acct Attn: Courtney Waller 880 Carillon Parkway St Petersburg FL 33716-1102	5.88%	2.33%

A	UBS WM USA Omni Account M/F Spec Cdy A/C EBOC UBSFSI 1000 Harbor Blvd Weehawken NJ 07086-6761	5.19%	2.46%

C	Merrill Lynch Pierce Fenner & Smith Safekeeping Attn Physical Team 4800 Deer Lake Dr E Jacksonville FL 32246-6484	22.51%	4.19%

Target Fund—Nuveen Short Term Bond Fund
Class	Name and Address of Owner	Percentage of Ownership and Type of Ownership	Estimated Pro Forma Percentage of Ownership of Acquiring Fund After Reorganization of Target Fund into Acquiring Fund

C	Wells Fargo Clearing Services LLC Special Custody Acct for the Exclusive Benefit of Customer 2801 Market St Saint Louis MO 63103-2523	17.20%	5.15%

C	Morgan Stanley Smith Barney LLC For the Exclusive Bene of its Cust 1 New York Plz Fl 12 New York NY 10004-1965	11.06%	5.53%

C	Pershing LLC 1 Pershing Plz Jersey City NJ 07399-0001	10.07%	13.16%

C	LPL Financial Omnibus Customer Account Attn Mutual Fund Trading 4707 Executive Dr San Diego CA 92121-3091	6.76%	0.48%

C	Charles Schwab & Co Inc Special Custody A/C FBO Customers Attn Mutual Funds 211 Main Street San Francisco CA 94105-1905	6.36%	7.09%

C	UBS WM USA Omni Account M/F Spec Cdy A/C EBOC UBSFSI 1000 Harbor Blvd Weehawken NJ 07086-6761	5.76%	2.46%

R3	Merrill Lynch Pierce Fenner & Smith Safekeeping Attn Physical Team 4800 Deer Lake Dr E Jacksonville FL 32246-6484	85.42%	4.19%

R3	FIIOC FBO Don W Lee M D A Medical Corporation Etal 401(K) Profit Sharing 100 Magellan Way Covington KY 41015-1987	8.75%	0.01%

R6	Band & Co C/O US Bank PO Box 1787 Milwaukee WI 53201-1787	43.86%	2.78%

Target Fund—Nuveen Short Term Bond Fund
Class	Name and Address of Owner	Percentage of Ownership and Type of Ownership	Estimated Pro Forma Percentage of Ownership of Acquiring Fund After Reorganization of Target Fund into Acquiring Fund

R6	Nuveen Strategy Balanced Allocation Fund 333 West Wacker Dr Chicago IL 60606-1200	24.06%	1.52%

R6	Nuveen Strategy Conservative Allocation Fund 333 West Wacker Dr Chicago IL 60606-1200	15.17%	0.96%

R6	Nuveen Strategy Growth Allocation Fund 333 West Wacker Dr Chicago IL 60606-1200	8.72%	0.55%

R6	Washington & Co C/O US Bank NA PO Box 1787 Milwaukee WI 53201-1787	6.35%	0.40%

I	Band & Co C/O US Bank PO Box 1787 Milwaukee WI 53201-1787	56.84%	55.30%

I	Capinco C/O US Bank PO Box 1787 Milwaukee WI 53201-1787	7.43%	7.23%

I	Washington & Co C/O US Bank PO Box 1787 Milwaukee WI 53201-1787	5.24%	5.09%

I	American Enterprise Investment Serv 707 2nd Ave S Minneapolis MN 55402-2405	5.10%	4.97%

Acquiring Fund—TIAA-CREF Short-Term Bond Fund
Class	Name and Address of Owner	Percentage of Ownership and Type of Ownership	Estimated Pro Forma Percentage of Ownership of Acquiring Fund After Reorganization of Target Fund into Acquiring Fund

Retail	Pershing LLC PO Box 2052 Jersey City NJ 07303-2052	18.89%	13.16%

Advisors	Pershing LLC PO Box 2052 Jersey City NJ 07303-2052	95.36%	2.58%

Acquiring Fund—TIAA-CREF Short-Term Bond Fund
Class	Name and Address of Owner	Percentage of Ownership and Type of Ownership	Estimated Pro Forma Percentage of Ownership of Acquiring Fund After Reorganization of Target Fund into Acquiring Fund

Institutional	Pershing LLC PO Box 2052 Jersey City NJ 07303-2052	27.63%	25.88%

Institutional	TIAA, FSB Cust/Ttee FBO: Retirement Plans for which TIAA acts as Recordkeeper Attn: Trust Operations 211 N Broadway Ste 1000 Saint Louis MO 63102-2748	24.73%	23.16%

Institutional	SSB&T Co Cust/FBO Edvest Age-Based Option 18 & Over C/O TFI B McCrossan/D Medina-Sustac 730 3rd Ave New York NY 10017-3206	8.46%	7.93%

Institutional	SEI Private Trust Company C/O TIAA CREF Attn Mutual Funds Administrator One Freedom Valley Dr Oaks PA 19456-9989	5.90%	5.53%

Institutional	TIAA-CREF Lifestyle Conservative Fd Attn: Janice Carnicelli 730 3rd Ave New York NY 10017-3206	5.07%	4.75%

At the close of business on the Record Date, there were 8,550,128.1820 Class A shares, 1,505,917.9820 Class C shares, 20,165.5080 Class R3 shares, 6,162,059.0830 Class R6 shares and 27,710,902.3430 Class I shares of the Target Fund outstanding. As of February 8, 2019, the Directors and officers of the Target Fund as a group owned less than 1% of the total outstanding shares of the Target Fund and as a group owned less than 1% of each class of shares of the Target Fund.

At the close of business on the Record Date, there were 10,937,078.3870 Retail Class shares, 738,267.9600 Advisor Class shares and 87,330,252.7500 Institutional Class shares of the Acquiring Fund outstanding. As of February 8, 2019, the Trustees and officers of the Acquiring Fund as a group owned less than 1% of the total outstanding shares of the Acquiring Fund and as a group owned less than 1% of each class of shares of the Acquiring Fund.

Shareholder Proposals

The Funds generally do not hold annual shareholders’ meetings but will hold a special meeting as required or deemed desirable. Because the Funds do not hold regular meetings of shareholders, the anticipated date of a Fund’s next shareholder meeting cannot be provided. To be considered for inclusion in the proxy statement for any meeting of a Fund’s shareholders, a shareholder proposal must be submitted a reasonable time before the proxy statement for the meeting is mailed. Whether a proposal is included in the proxy statement will be determined in accordance with applicable federal and state laws. The timely submission of a proposal does not guarantee its inclusion. Shareholders of a Target Fund wishing to submit proposals for inclusion in a proxy statement for a shareholder meeting should send their written proposal to the respective Fund at 333 West Wacker Drive, Chicago, Illinois 60606.

Shareholder Communications

Shareholders who want to communicate with the Board of Directors of the Target Corporation or the Board of Trustees of the Acquiring Trust, or any individual Director or Trustee, should write to their Fund, to the attention of William Siffermann, Manager of Fund Board Relations, Nuveen, 333 West Wacker Drive, Chicago, Illinois 60606 for the Target Funds, or to the attention of Office of the Corporate Secretary, 730 Third Avenue, New York, New York 10017-3206 or trustees@tiaa.org for the Acquiring Funds. The letter should indicate that you are a Fund shareholder and identify the Fund or Funds that you own and with respect to which Fund or Funds your letter is concerned. If the communication is intended for a specific Director or Trustee and so indicates, it will be sent only to that Director or Trustee. If a communication does not indicate a specific Director or Trustee, it will be sent to the chair of the nominating and governance committee and to the independent legal counsel of the Board of Directors of the Target Corporation or the Board of Trustees of the Acquiring Trust for further distribution as deemed appropriate by such persons.

Proxy Statement/Prospectus Delivery

Please note that only one Proxy Statement/Prospectus may be delivered to two or more shareholders of the Target Funds who share an address, unless a Target Fund has received instructions to the contrary. To request a separate copy of the Proxy Statement/Prospectus, or for instructions as to how to request a separate copy of such document or how to request a single copy if multiple copies of such document are received, shareholders should contact the Target Funds at 333 West Wacker Drive, Chicago, Illinois 60606 or by calling (800) 257-8787.

VOTING INFORMATION AND REQUIREMENTS

Holders of shares of the Target Funds are entitled to one vote per share on matters as to which they are entitled to vote, with fractional shares voting proportionally. As of the Record Date, the following shares of beneficial interest were outstanding and entitled to vote:

Shares Outstanding
Nuveen Core Bond Fund
Class A	1,378,065
Class C	192,404
Class R6	6,123,532
Class I	5,509,267
Nuveen Core Plus Bond Fund
Class A	4,787,018
Class C	413,448
Class R3	99,352
Class R6	6,650,729
Class I	18,757,814

Shares Outstanding
Nuveen High Income Bond Fund
Class A	19,087,484
Class C	4,965,776
Class R3	55,488
Class I	18,602,534
Nuveen Inflation Protected Securities Fund
Class A	7,132,282
Class C	458,541
Class R3	439,580
Class R6	5,874,991
Class I	41,191,891
Nuveen Short Term Bond Fund
Class A	8,474,897
Class C	1,505,920
Class R3	20,179
Class R6	6,162,059
Class I	27,714,386

Approval of each Reorganization will require the affirmative vote of a majority of the outstanding shares of the applicable Target Fund, with all classes of the Target Fund voting together and not by class. Abstentions will be counted for purposes of determining a quorum, but will not be included in the amount of shares affirmatively voted “FOR” a Reorganization. Accordingly, an abstention will have the effect of a negative vote. Approval of the Agreement will be considered approval of the amendment to the Target Corporation Articles (which amendment appears as Exhibit B to the Agreement, which is included as Appendix A to this Proxy Statement/Prospectus) required to effect the Reorganizations.

If a proxy that is properly executed and returned represents a broker “non-vote,” the shares represented thereby will only be considered present for purposes of determining the existence of a quorum for the transaction of business and will not be included in determining the number of votes cast “FOR” a Reorganization. Accordingly, broker non-votes will have the effect of negative votes. Broker non-votes are shares held by a broker or nominee for which an executed proxy is received by a Target Fund but are not voted as to the proposal because instructions have not been received from the beneficial owners or persons entitled to vote, and the broker or nominee holding the shares does not have discretionary voting power.

The individuals named as proxies on the enclosed proxy card will vote in accordance with your direction as indicated thereon, if your card is received properly executed by you or by your duly appointed agent or attorney-in-fact. If your card is properly executed and you give no voting instructions, your shares will be voted “FOR” the applicable Reorganization. You may also be able to vote using an alternative method, as described on the proxy card.

You may revoke any proxy by giving another proxy or by writing revoking the initial proxy. In addition, you can revoke a prior proxy by simply voting again using the proxy card, by a toll-free call to the appropriate number on the proxy card or through the internet site listed on the proxy card. To be effective, your revocation must be received prior to the Special Meeting and must indicate your name and account number. In addition, if you attend the Special Meeting in person you may, if you wish, vote by ballot at the Special Meeting, thereby canceling any proxy previously given.

Proxy solicitations will be made primarily by mail but may also be made by telephone, through the internet or by personal solicitations conducted by officers and employees of Nuveen Fund Advisors and Nuveen Asset Management, its affiliates or other representatives of the Target Funds (who will not be paid for their soliciting activities). Nuveen Fund Advisors and Nuveen Asset Management may also arrange for an outside firm, Computershare Fund Services, to solicit shareholder votes by telephone on behalf of the Target Funds. This procedure is expected to cost approximately $10,500 per Fund. The costs of solicitation and the expenses incurred in connection with preparing this Proxy Statement/Prospectus and its enclosures will be paid by Nuveen Fund Advisors and Nuveen Asset Management. Neither the Target Funds nor the Acquiring Funds will bear any costs associated with the Special Meeting, this proxy solicitation or any adjourned session.

If shareholders of a Target Fund do not vote to approve the applicable Reorganization, the Board of Directors of the Target Corporation will consider other possible courses of action in the best interests of shareholders. If a quorum is not present at the Special Meeting, or if a quorum is present at the Special Meeting but sufficient votes to approve a Reorganization are not received, the persons named as proxies on a proxy form sent to the shareholders may propose one or more adjournments of the Special Meeting to permit further proxy solicitation. In determining whether to adjourn the Special Meeting, the following factors may be considered: the percentage of votes actually cast, the percentage of negative votes actually cast, the nature of any further solicitation and the information to be provided to shareholders with respect to the reasons for the solicitation. Any adjournment will require an affirmative vote of a majority of those shares represented at the Special Meeting in person or by proxy. The persons named as proxies will vote upon such adjournment after consideration of all circumstances which may bear upon a decision to adjourn the Special Meeting.

A shareholder of a Target Fund who objects to a Reorganization will not be entitled under either Maryland law or the Target Corporation Articles to demand payment for, or an appraisal of, his or her shares.

The votes of the shareholders of the Acquiring Funds are not being solicited by this Proxy Statement/Prospectus and are not required to carry out the proposed Reorganization.

February 27, 2019

Please sign and return your proxy promptly.

Your vote is important, and your participation

in the affairs of your Target Fund does make a difference.

APPENDIX A:

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this [•] day of [•], 2019, among TIAA-CREF Funds, a Delaware statutory trust (the “Acquiring Trust”), on behalf of the following series of the Acquiring Trust (each, an “Acquiring Fund” and collectively, the “Acquiring Funds”):

TIAA-CREF Bond Fund

TIAA-CREF Bond Plus Fund

TIAA-CREF High-Yield Fund

TIAA-CREF Inflation-Linked Bond Fund

TIAA-CREF Short-Term Bond Fund;

Nuveen Investment Funds, Inc. (the “Target Trust”), a Maryland corporation, on behalf of the following series of the Target Trust (each, a “Target Fund” and collectively, the “Target Funds”):

Nuveen Core Bond Fund

Nuveen Core Plus Bond Fund

Nuveen High Income Bond Fund

Nuveen Inflation Protected Securities Fund

Nuveen Short Term Bond Fund;

Teachers Advisors, LLC (“TAL”) (for purposes of Article 4.4 and 9.1 of the Agreement only), the investment adviser to each of the Acquiring Funds; and Nuveen Fund Advisors, LLC (“NFAL”) (for purposes of Article 4.3, 5.4 and 9.1 of the Agreement only), the investment adviser to each of the Target Funds. The Acquiring Funds and the Target Funds may each be referred to herein individually as a “Fund” or collectively as the “Funds.” The Acquiring Trust and the Target Trust may each be referred to herein as a “Trust” or collectively as the “Trusts.”

This Agreement is intended to be, and is adopted as, a plan of reorganization within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”), and the Treasury Regulations promulgated thereunder. The reorganization of each Target Fund into the corresponding Acquiring Fund will consist of: (a) the transfer of all the assets of the Target Fund to the corresponding Acquiring Fund (as set forth on Exhibit A) in exchange solely for shares of beneficial interest, par value $0.0001 per share, of the corresponding class of shares of the corresponding Acquiring Fund (as set forth on Exhibit A) (“Acquiring Fund Shares”) and the assumption by such Acquiring Fund of all the liabilities of the corresponding Target Fund; and (b) the pro rata distribution, by class, of all Acquiring Fund Shares received by the Target Fund to the shareholders of the corresponding class of shares of such Target Fund, in complete liquidation and termination of the Target Fund as provided herein, all upon the terms and conditions set forth in this Agreement (each, a “Reorganization”). The foregoing will be effected pursuant to this Agreement and an amendment to the Target Trust’s Amended and Restated Articles of Incorporation (“Articles of Incorporation”) in substantially the form attached hereto as Exhibit B (the “Amendment”) to be adopted in accordance with the Maryland General Corporation Law.

WHEREAS, each Acquiring Fund is a separate series of the Acquiring Trust, each Target Fund is a separate series of the Target Trust, and each of the Acquiring Trust and the Target Trust is an open-end, management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”);

WHEREAS, each Target Fund owns securities that generally are assets of the character in which the corresponding Acquiring Fund is permitted to invest;

WHEREAS, each Acquiring Fund is authorized to issue its respective Acquiring Fund Shares; and

WHEREAS, the Board of Directors of the Target Trust and the Board of Trustees of the Acquiring Trust (each a “Board”) have each made the determinations required by Rule 17a-8 under the 1940 Act with respect to its respective Funds.

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

ARTICLE I

TRANSFER OF ASSETS OF EACH TARGET FUND IN EXCHANGE FOR ACQUIRING FUND SHARES AND THE ASSUMPTION OF THE LIABILITIES OF EACH TARGET FUND AND TERMINATION AND LIQUIDATION OF EACH TARGET FUND

1.1        DESCRIPTION OF EACH REORGANIZATION.    It is the intention of the parties hereto that each Reorganization described herein shall be conducted separately from the others and a party that is not a party to a Reorganization shall incur no obligations, duties, or liabilities with respect to such Reorganization by reason of being a party to this Agreement. If any one Reorganization should fail to be consummated, such failure shall not affect the other Reorganizations in any way.

1.2        THE EXCHANGES.    Subject to the terms and conditions contained herein, and receipt of the requisite shareholder approval, and on the basis of the representations and warranties contained herein, each Target Fund agrees to transfer all of its assets, as set forth in Section 1.3, to the corresponding Acquiring Fund. In consideration therefor, each Acquiring Fund agrees: (a) to issue and deliver to the corresponding Target Fund the number of full and fractional Acquiring Fund Shares, computed in the manner set forth in Section 2.3; and (b) to assume all the Liabilities (as defined in Section 1.4) of the corresponding Target Fund, as set forth in Section 1.4. All Acquiring Fund Shares delivered to the corresponding Target Fund shall be delivered at net asset value without a sales load, commission or other similar fee being imposed. Such transactions shall take place at the closing provided for in Section 3.1 (each closing referred to herein as the “Closing”).

1.3        ASSETS TO BE TRANSFERRED.    Each Target Fund shall transfer all of its assets, property, and goodwill to the corresponding Acquiring Fund, including, without limitation, all cash, securities, commodities, interests in futures, interests in securities lending pools, dividends or interest receivables owned by such Target Fund, any deferred or prepaid expenses shown as an asset on the books of such Target Fund as of the Closing, claims (whether absolute or contingent, known or unknown, accrued or unaccrued and including, without limitation, any interest in pending or future legal claims in connection with past or present portfolio holdings, whether in the form of class action claims, opt-out or other direct litigation claims, or regulator or government-established investor recovery fund claims, and any and all resulting recoveries), contract rights and other intangibles that are owned by such Target Fund as of the Closing (“Assets”).

Each Target Fund will, within a reasonable period of time, as agreed to by the parties, before the Closing Date, as such term is defined in Section 3.1, furnish the corresponding Acquiring Fund with a list of such Target Fund’s portfolio securities and other investments. Each Acquiring Fund will, within a reasonable period of time, as agreed to by the parties, before the Closing Date, furnish the corresponding Target Fund with a list of the securities, if any, on the corresponding Target Fund’s list referred to above that do not conform to the Acquiring Fund’s investment objective, policies, and restrictions. Each Target Fund, if requested by the corresponding Acquiring Fund, will dispose of securities on the list provided by the corresponding Acquiring Fund before the Closing. In addition, if it is determined that the portfolios of a Target Fund and the corresponding Acquiring Fund, when aggregated, would contain investments exceeding certain percentage limitations imposed upon the applicable Acquiring Fund with respect to such investments, the corresponding Target Fund, if requested by the corresponding Acquiring Fund, will dispose of a sufficient amount of such investments as may be necessary to avoid violating such limitations as of the Closing. Notwithstanding the foregoing, nothing herein will require a Target Fund to dispose of any investments or securities if, in the reasonable judgment of the Board of the Target Trust or NFAL, such disposition would adversely affect the status of the applicable Reorganization as a “reorganization” as such term is used in the Code or would otherwise not be in the best interests of the Target Fund.

1.4        LIABILITIES TO BE ASSUMED.    Each Target Fund will endeavor to discharge all of its known liabilities and obligations before the Closing Date. Notwithstanding the foregoing, any liabilities not so discharged shall be assumed by the applicable Acquiring Fund, which assumed liabilities shall include all of the corresponding Target Fund’s liabilities, debts, obligations, and duties of whatever kind or nature, whether absolute, accrued, contingent, or otherwise, whether or not arising in the ordinary course of business, whether or not determinable at the Closing, and whether or not specifically referred to in this Agreement, including, without limitation, any liabilities of the Target Fund (or the Target Trust on behalf of the Target Fund) to indemnify directors and officers of the Target Trust or any other person under the Target Trust’s Articles of Incorporation or By-Laws, effective as of the Closing Date (“Liabilities”). Expenses, whether known or unknown as of the Valuation Time, as such term is defined in Section 2.1, associated with any asserted or unasserted potential legal claims (that are Assets of a Target Fund as set forth in 1.3) shall be considered Liabilities of the Target Fund.

1.5        LIQUIDATING DISTRIBUTION.    As of the Effective Time, as such term is defined in Section 3.1, each Target Fund will distribute in complete liquidation of the Target Fund each class of Acquiring Fund Shares received pursuant to Section 1.2 to its shareholders of record with respect to each corresponding class of shares, determined as of the Closing Date (each a “Target Fund Shareholder” and collectively, the “Target Fund Shareholders”), on a pro rata basis within that class. Such distribution will be accomplished with respect to each class of shares of a Target Fund by the transfer of the applicable Acquiring Fund Shares of the corresponding class then credited to the account of a Target Fund on the books of the corresponding Acquiring Fund to open accounts on the share records of the corresponding Acquiring Fund in the names of the Target Fund Shareholders of such class. The aggregate net asset value of Acquiring Fund Shares to be so credited to Target Fund Shareholders shall be equal to the aggregate net asset value of the Target Fund shares owned by such shareholders as of the Closing. All issued and outstanding shares of each Target Fund will simultaneously be cancelled on the books of each Target Fund and retired. Each Acquiring Fund shall not issue certificates representing Acquiring Fund Shares in connection with such transfers.

1.6        OWNERSHIP OF SHARES.    Ownership of Acquiring Fund Shares will be shown on the books of the respective Acquiring Fund’s transfer agent. Each Acquiring Fund will issue Acquiring Fund Shares to its corresponding Target Fund, in an amount computed in the manner set forth in Section 2.3, to be distributed to Target Fund Shareholders.

1.7        TRANSFER TAXES.    Any transfer taxes payable upon the issuance of Acquiring Fund Shares due a Target Fund Shareholder pursuant to Section 1.5 that result from such issuance being made to an account in a name other than the registered holder of such Target Fund shares on the books of a Target Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

1.8        LIQUIDATION AND TERMINATION.    Each Target Fund shall completely liquidate and be dissolved, terminated and have its affairs wound up in accordance with Maryland state law promptly following the Closing and the making of all distributions pursuant to Section 1.5, but in no event later than 12 months following the Closing Date. After the Effective Time, each Target Fund shall not conduct any business except in connection with its termination.

1.9        REPORTING.    Any reporting responsibility of a Target Fund including, without limitation, the responsibility for filing of regulatory reports, tax returns or other documents with the Securities and Exchange Commission (the “Commission”), any state securities commission and any Federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of such Target Fund.

1.10        BOOKS AND RECORDS.    Each Target Fund shall cause all books and records relating to such Target Fund including all books and records required to be maintained under the 1940 Act, and the rules and regulations thereunder, to be available to the corresponding Acquiring Fund from and after the Closing Date and to be turned over to the corresponding Acquiring Fund as soon as practicable following the Closing.

ARTICLE II

VALUATION

2.1        VALUATION OF ASSETS.    The value of a Target Fund’s Assets and Liabilities shall be computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the Closing Date (such time and date being hereinafter called the “Valuation Time”), using the valuation procedures set forth in the corresponding Acquiring Fund’s prospectus and statement of additional information (in effect as of the Closing Date).

2.2        VALUATION OF SHARES.    The net asset value per share per class of Acquiring Fund Shares shall be the net asset value per share for each such class computed as of the Valuation Time, using the valuation procedures set forth in Section 2.1.

2.3        SHARES TO BE ISSUED.    The number of Acquiring Fund Shares to be issued (including fractional shares, if any) in consideration for the exchanges described in Section 1.2, shall be determined with respect to each class by dividing the value of the Assets (net of Liabilities) with respect to each class of shares of the applicable Target Fund, determined in accordance with Section 2.1, by the net asset value of an Acquiring Fund Share of the corresponding class, determined in accordance with Section 2.2.

2.4        EFFECT OF SUSPENSION IN TRADING.    In the event that on the Closing Date, either: (a) the NYSE or another primary exchange on which the portfolio securities of an Acquiring Fund or its corresponding Target Fund are purchased or sold shall be closed to trading or trading on such exchange shall be restricted; or (b) trading or the reporting of trading on the NYSE or elsewhere shall be disrupted so that accurate appraisal of the value of the net Assets of the Acquiring Fund or its corresponding Target Fund is impracticable, the Closing Date shall be postponed until at least the first business day when trading is fully resumed and reporting is restored or such later time as the parties may agree pursuant to Section 3.1.

ARTICLE III

CLOSING AND CLOSING DATE

3.1        CLOSING.    The Closing for each Reorganization shall occur on [•], 2019 or such other date(s) as the parties to the respective Reorganization may agree (each closing date referred to herein as the “Closing Date”). All acts taking place at the Closing shall be deemed to take place as of immediately after the Valuation Time on the Closing Date (the “Effective Time”). The Closing of the Reorganization may be held in person, by facsimile, by email or by such other communication means as the parties may agree.

3.2        CUSTODIAN’S CERTIFICATE.    Each Target Fund shall cause its custodian to deliver to its corresponding Acquiring Fund at the Closing a certificate of an authorized officer stating that: (a) the Target Fund’s portfolio securities, cash, and any other Assets shall have been delivered in proper form to the corresponding Acquiring Fund’s custodian on behalf of the Acquiring Fund on the Closing Date; and (b) all necessary taxes, including all applicable Federal and state stock transfer stamps, if any, shall have been paid, or provision for payment shall have been made, in conjunction with the delivery of portfolio securities by the Target Fund.

3.3        TRANSFER AGENT’S CERTIFICATE.    Each Target Fund shall cause its transfer agent to deliver to its corresponding Acquiring Fund at the Closing a certificate of an authorized officer stating that such transfer agent’s records contain the (a) names, addresses, dividend reinvestment elections, tax withholding status, and the number and percentage ownership of outstanding shares per class owned by each such shareholder as of the date agreed upon (such information to be updated as of the Closing Date, as necessary) and (b) information and documentation relating to the identification and verification of Target Fund Shareholders required under the USA PATRIOT ACT and other applicable anti-money laundering laws, rules and regulations. Each Acquiring Fund and its transfer agent shall have no obligation to inquire as to the validity, propriety, or correctness of any such instruction, information, or documentation, but shall, in each case, assume that such instruction, information, or documentation is valid, proper, correct, and complete. Each Acquiring Fund shall issue and deliver or cause its transfer agent to issue and deliver to its corresponding Target Fund a confirmation evidencing Acquiring Fund Shares to be credited at the Closing to the Secretary of the Target Trust or provide evidence satisfactory to such Target Fund that such Acquiring Fund Shares have been credited to the corresponding Target Fund’s account on the books of the applicable Acquiring Fund.

3.4    DELIVERY OF ADDITIONAL ITEMS.     At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, receipts and other documents, if any, as such other party or its counsel may reasonably request to effect the transactions contemplated by this Agreement.

ARTICLE IV

REPRESENTATIONS AND WARRANTIES

4.1        REPRESENTATIONS OF EACH TARGET FUND.    Except as has been disclosed in a written instrument executed by an officer of the Target Trust to and accepted prior to the date of this Agreement in a written instrument executed by an officer of the Acquiring Trust, the Target Trust, on behalf of each Target Fund, represents and warrants as follows:

(a)        The Target Trust is a corporation duly organized, validly existing and in good standing under the laws of Maryland.

(b)        The Target Fund is a separate series of the Target Trust duly authorized in accordance with the applicable provisions of the Target Trust’s Articles of Incorporation.

(c)        The Target Trust is registered as an open-end management investment company under the 1940 Act, and such registration is in full force and effect.

(d)        The execution, delivery, and performance of this Agreement by the Target Trust on behalf of the Target Fund (subject to shareholder approval) will not result in, (1) violation of any provision of the Target Trust’s Articles of Incorporation or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Target Fund is a party or by which it is bound, or (2) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment, or decree to which the Target Fund is a party or by which it is bound.

(e)        The Target Fund has no material contracts or other commitments that will be terminated with liability to the Target Fund before or as a result of the Closing.

(f)        No litigation, administrative proceeding, or investigation of or before any court or governmental body is presently known to be pending or to its knowledge threatened against the Target Fund or any of its properties or Assets, which, if adversely determined, would materially and adversely affect the Target Fund’s financial condition, the conduct of its business, or the ability of the Target Fund to carry out the transactions contemplated by this Agreement. The Target Fund knows of no facts that might form the basis for the institution of such proceedings and it is not known to be a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

(g)        The statement of assets and liabilities, including the schedule of investments, of the Target Fund as of June 30, 2018, and the related statement of operations for the year then ended and the statements of changes in net assets for each of the two (2) years in the period then ended have been prepared in accordance with generally accepted accounting principles and have been audited by an independent registered public accounting firm, and such statements (copies of which have been furnished to the corresponding Acquiring Fund) fairly reflect the financial condition in all material respects of the Target Fund as of June 30, 2018, and there are no known Liabilities of the Target Fund as of such date that are not disclosed in such statements.

(h)        Since the date of the financial statements referred to in subsection (g) above, there have been no material adverse changes in the Target Fund’s financial condition, Assets, Liabilities or business (other than changes occurring in the ordinary course of business) and there are no known contingent Liabilities of the Target Fund arising after such date. For the purposes of this subsection (h), a decline in the net asset value of the Target Fund shall not constitute a material adverse change.

(i)        All Federal, state, local and other tax returns and reports of the Target Fund required by law to be filed by it (taking into account permitted extensions for filing) have been timely filed and are complete and correct in all material respects. All Federal, state, local and other taxes of the Target Fund required to be paid (whether or not shown on any such return or report) have been paid, or provision shall have been made for the payment thereof and any such unpaid taxes, as of the date of the financial statements referred to above, are properly reflected thereon. To the best of the Target Fund’s knowledge, no tax authority is currently auditing or preparing to audit the Target Fund; no assessment for Taxes (as defined below), interest, additions to tax or penalties has been asserted against the Target Fund; there are no levies, liens or other encumbrances on the Target Fund or its Assets resulting from the non-payment of any Taxes; no waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending; the Target Fund is not liable for Taxes of any person other than itself (excluding in its capacity as withholding agent) and is not a party to any tax sharing or allocation agreement; and adequate provision has been made in the Target Fund’s financial statements for all Taxes in respect of all periods ended on or before the date of such financial statements. As used in this Agreement, “Tax” or “Taxes” means any tax, governmental fee or other like assessment or charge of any kind whatsoever (including, but not limited to, withholding on amounts paid to or by any person), together with any interest, penalty, addition to tax or additional amount imposed by any governmental authority (domestic or foreign) responsible for the imposition of such tax.

(j)        All issued and outstanding shares of the Target Fund are, and as of the Closing will be, duly and validly issued and outstanding, fully paid and non-assessable by the Target Fund. All the issued and outstanding shares of the Target Fund will, at the time of the Closing, be held by the persons and in the amounts set forth in the records of the Target Fund’s transfer agent as provided in Section 3.3. The Target Fund has no outstanding options, warrants or other rights to subscribe for or purchase any shares of the Target Fund, and has no outstanding securities convertible into shares of the Target Fund.

(k)        At the Closing, the Target Fund will have good and marketable title to the Target Fund’s Assets to be transferred to the corresponding Acquiring Fund pursuant to Section 1.3, and full right, power, and authority to sell, assign, transfer, and deliver such Assets free and clear of any liens, encumbrances and restrictions on transfer, and the corresponding Acquiring Fund will acquire good and marketable title thereto, subject to no other restrictions on the full transfer thereof, including such restrictions as might arise under the Securities Act of 1933, as amended (the “1933 Act”).

(l)        Other than approval by the Target Fund Shareholders, the execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the

Target Fund, including the determinations of the Board of the Target Trust required by Rule 17a-8(a) under the 1940 Act. Subject to approval of the applicable Target Fund Shareholders, this Agreement constitutes a valid and binding obligation of the Target Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, fraudulent transfer and other laws relating to or affecting creditors’ rights and to general equity principles. Performance of this Agreement will have been duly authorized prior to the Closing by all necessary action, if any, on the part of the Board of the Target Trust.

(m)        The information furnished or to be furnished by the Target Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents filed or to be filed with any Federal, state, or local regulatory authority, or self-regulatory organization, such as the Financial Industry Regulatory Authority (“FINRA”), that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with applicable Federal securities laws and other laws and regulations.

(n)        From the effective date of the Registration Statement (as defined in Section 5.6), through the time of the meeting of the Target Fund Shareholders and on the Closing Date, any written information furnished by the Target Trust with respect to the Target Fund for use in the Registration Statement, Proxy Materials (as defined in Section 5.6) and any supplement or amendment thereto or to the documents included or incorporated by reference therein does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading, and comply in all material respects with the provisions of the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”), and the 1940 Act and the rules and regulations thereunder, provided, however, that the representations and warranties in this subparagraph (n) shall not apply to statements in or omissions from the Registration Statement made in reliance upon and in conformity with information that was furnished by the corresponding Acquiring Fund for use in the Registration Statement, Proxy Materials and any supplement or amendment thereto or to the documents included or incorporated by reference therein.

(o)        For each taxable year of its operations (including the taxable year ending on the Closing Date), the Target Fund (1) has elected to qualify, and has qualified or will qualify (in the case of the taxable year ending on the Closing Date), as a “regulated investment company” under the Code (a “RIC”); (2) has been eligible to compute and has computed its Federal income tax under Section 852 of the Code, and on or prior to the Closing Date will have declared and paid a distribution with respect to all of its investment company taxable income (determined without regard to the deduction for dividends paid), the excess of its interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code and its net capital gain (after reduction for any available capital loss carryforward and excluding any net capital gain on which the Target Fund paid tax under Section 852(b)(3)(A) of the Code) (as such terms are defined in the Code) that has accrued or will accrue on or prior to the Closing Date; (3) has been, and will be (in the case of the taxable year ending on the Closing Date), treated as a separate corporation for Federal income tax purposes pursuant to Section 851(g) of the Code; and (4) has no earnings or profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it.

(p)        No consent, approval, authorization, or order of any court, governmental authority, or self-regulatory organization is required for the consummation by the Target Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act, and the 1940 Act, and such as may be required by state securities laws.

(q)        The current prospectus and statement of additional information of the Target Fund conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act, and the rules and regulations thereunder, and does not or did not at the time of its use include any untrue statement of material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

(r)        The Target Fund is in compliance in all material respects with the applicable investment policies and restrictions set forth in the Target Fund’s prospectus and statement of additional information and with any exemptive and other relief relied upon by the Target Fund, the value of the net assets of the Target Fund is determined using portfolio valuation methods that comply in all material respects with the requirements of the 1940 Act and the rules and regulations thereunder and the pricing and valuation policies of the Target Fund, and there have been no material miscalculations of the net asset value of the Target Fund or the net asset value per share of the Target Fund (or any class thereof) during the twelve (12) months preceding the date hereof which would have a material adverse effect on such Target Fund or its Assets.

(s)        The books and records of the Target Fund are true and correct in all material respects and contain no material omissions with respect to information required to be maintained under the laws, rules and regulations applicable to the Target Fund.

(t)         The Target Fund will not be subject to corporate-level taxation on the sale of any Assets currently held by it as a result of the application of Section 337(d) of the Code and the Treasury regulations thereunder.

(u)        The Target Fund is in compliance in all material respects with applicable regulations of the Internal Revenue Service pertaining to the reporting of dividends and other distributions on and redemptions of its common stock, including but not limited to those related to shareholder cost basis reporting pursuant to Sections 1012, 6045, 6045A and 6045B of the Code and related Treasury regulations, and has withheld in respect of dividends and other distributions and paid to the proper taxing authorities all material taxes required to be withheld, and is not liable for any material penalties which could be imposed thereunder.

(v)        Acquiring Fund Shares to be issued pursuant to the terms of this Agreement are not being acquired by the Target Fund for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

4.2        REPRESENTATIONS OF EACH ACQUIRING FUND.    Except as has been fully disclosed in a written instrument executed by an officer of the Acquiring Trust to and accepted prior to the date of this Agreement in a written instrument executed by an officer of the Target Trust, the Acquiring Trust, on behalf of each Acquiring Fund, represents and warrants as follows:

(a)        The Acquiring Trust is a statutory trust duly organized, validly existing and in good standing under the laws of Delaware.

(b)        The Acquiring Fund is a separate series of the Acquiring Trust duly authorized in accordance with the applicable provisions of the Acquiring Trust’s Declaration of Trust.

(c)        The Acquiring Trust is registered as an open-end management investment company under the 1940 Act, and such registration is in full force and effect.

(d)        The execution, delivery and performance of this Agreement by the Acquiring Trust on behalf of the Acquiring Fund will not result in (1) violation of any provision of the Acquiring Trust’s Declaration of Trust or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquiring Fund is a party or by which it is bound, or (2) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment, or decree to which the Acquiring Fund is a party or by which it is bound.

(e)        No litigation, administrative proceeding, or investigation of or before any court or governmental body is presently known to be pending or to its knowledge threatened against the Acquiring Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect the Acquiring Fund’s financial condition, the conduct of its business or the ability of the Acquiring Fund to carry out the transactions contemplated by this Agreement. The Acquiring Fund knows of no facts that might form the basis for the institution of such proceedings and it is not known to be a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

(f)        The statement of assets and liabilities, including the schedule of investments, of the Acquiring Fund as of March 31, 2018, and the related statement of operations for the year then ended and the statements of changes in net assets for each of the two (2) years in the period then ended have been prepared in accordance with generally accepted accounting principles and have been audited by an independent registered public accounting firm, and such statements (copies of which have been furnished to the corresponding Target Fund) fairly reflect the financial condition in all material respects of the Acquiring Fund as of March 31, 2018, and there are no known liabilities of the Acquiring Fund as of such date that are not disclosed in such statements.

(g)        Since the date of the financial statements referred to in subsection (f) above, there have been no material adverse changes in the Acquiring Fund’s financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business) and there are no known contingent liabilities of the Acquiring Fund arising after such date. For the purposes of this subsection (g), a decline in the net asset value of the Acquiring Fund shall not constitute a material adverse change.

(h)        All Federal, state, local and other tax returns and reports of the Acquiring Fund required by law to be filed by it (taking into account permitted extensions for filing) have been timely filed and are complete and correct in all material respects. All Federal, state, local and other taxes of the Acquiring Fund required to be paid (whether or not shown on any such return or report) have been paid, or provision shall have been made for the payment thereof and any such unpaid taxes, as of the date of the financial statements referred to above, are properly reflected thereon. Except as otherwise disclosed to and accepted by the Target Trust, to the best of the Acquiring Fund’s knowledge, no tax authority is currently auditing or preparing to audit the Acquiring Fund; no assessment for Taxes, interest, additions to tax or penalties has been asserted against the Acquiring Fund; there are no levies, liens or other encumbrances on the Acquiring Fund or its assets resulting from the non-payment of any Taxes; no waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending; the Acquiring Fund is not liable for Taxes of any person other than itself (excluding in its capacity as withholding agent) and is not a party to any tax sharing or allocation agreement; and adequate provision has been made in the Acquiring Fund’s financial statements for all Taxes in respect of all periods ended on or before the date of such financial statements. As used in this Agreement, “Tax” or “Taxes” means any tax, governmental fee or other like assessment or charge of any kind whatsoever (including, but not limited to, withholding on amounts paid to or by any person), together with any interest, penalty, addition to tax or additional amount imposed by any governmental authority (domestic or foreign) responsible for the imposition of such tax.

(i)        All issued and outstanding shares of the Acquiring Fund are, and, as of the Closing will be, duly and validly issued and outstanding, fully paid and non-assessable by the Acquiring Fund. The Acquiring Fund Shares to be issued and delivered to the corresponding Target Fund for the account of Target Fund Shareholders pursuant to the terms of this Agreement will, at the time of the Closing, have been duly authorized, validly issued, fully paid and non-assessable.

(j)        The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquiring Fund, including the determinations of the Board of the Acquiring Trust required by Rule 17a-8(a) under the 1940 Act. Subject to approval of the applicable Target Fund Shareholders, this Agreement constitutes a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, fraudulent transfer, and other laws relating to or affecting creditors’ rights and to general equity principles. Performance of this Agreement will have been duly authorized prior to the Closing by all necessary action, if any, on the part of the Board of the Acquiring Trust.

(k)        The information furnished or to be furnished by the Acquiring Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents filed or to be filed with any Federal, state, or local regulatory authority, or self-regulatory organization, such as FINRA, that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with applicable Federal securities laws and other laws and regulations.

(l)        From the effective date of the Registration Statement (as defined in Section 5.6), through the time of the meeting of the Target Fund Shareholders and on the Closing Date, any written information furnished by the Acquiring Trust with respect to the Acquiring Fund for use in the Registration Statement, Proxy Materials (as defined in Section 5.6) and any supplement or amendment thereto or to the documents included or incorporated by reference therein, or any other materials provided in connection with the Reorganization, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading, and comply in all material respects with the provisions of the 1933 Act, 1934 Act, and 1940 Act and the rules and regulations thereunder, provided, however, that the representations and warranties in this subparagraph (l) shall not apply to statements in or omissions from the Registration Statement made in reliance upon and in conformity with information that was furnished by the corresponding Target Fund for use therein.

(m)        For each taxable year of its operations, including the taxable year that includes the Closing Date, the Acquiring Fund (1) has elected to qualify, has qualified or will qualify (in the case of the year that includes the Closing Date) and intends to continue to qualify as a RIC under the Code; (2) has been eligible to and has computed its Federal income tax under Section 852 of the Code, and will do so for the taxable year that includes the Closing Date; (3) has been, and will be (in the case of the taxable year that includes the Closing Date), treated as a separate corporation for Federal income tax purposes pursuant to Section 851(g) of the Code; and (4) and has no earnings or profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it.

(n)        No consent, approval, authorization, or order of any court, governmental authority, or self-regulatory organization is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act, and the 1940 Act, and such as may be required by state securities laws.

(o)        The current prospectus and statement of additional information of the Acquiring Fund conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act, and the rules and regulations thereunder, and does not or did not at the time of its use include any untrue statement of material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

(p)        The Acquiring Fund is in compliance in all material respects with the applicable investment policies and restrictions set forth in the Acquiring Fund’s prospectus and statement of additional information and with any exemptive and other relief relied upon by the Acquiring Fund and the value of the net assets of the Acquiring Fund is determined using portfolio valuation methods that comply in all material respects with the requirements of the 1940 Act and the rules and regulations thereunder and the pricing and valuation policies of the Acquiring Fund, and there have been no material miscalculations of the net asset value of the Acquiring Fund or the net asset value per share of the Acquiring Fund (or any class thereof) during the twelve (12) months preceding the date hereof which would have a material adverse effect on such Acquiring Fund or its assets.

(q)        The books and records of the Acquiring Fund are true and correct in all material respects and contain no material omissions with respect to information required to be maintained under the laws, rules and regulations applicable to the Acquiring Fund.

(r)        The Acquiring Fund will not be subject to corporate-level taxation on the sale of any assets currently held by it as a result of the application of Section 337(d) of the Code and the Treasury regulations thereunder.

(s)        The Acquiring Fund is in compliance in all material respects with applicable regulations of the Internal Revenue Service pertaining to the reporting of dividends and other distributions on and redemptions of its shares of beneficial interest, including but not limited to those related to shareholder cost basis reporting pursuant to Sections 1012, 6045, 6045A and 6045B of the Code and related Treasury regulations, and has withheld in respect of dividends and other distributions and paid to the proper taxing authorities all material taxes required to be withheld, and is not liable for any material penalties which could be imposed thereunder.

4.3        REPRESENTATIONS OF NFAL.    NFAL represents and warrants to the Target Trust and the Acquiring Trust as follows:

(a)        NFAL is a limited liability company, duly formed, validly existing and in good standing under the laws of the State of Delaware.

(b)        The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of NFAL, and subject to the due authorization, execution and delivery of this Agreement by the other parties hereto, this Agreement will constitute a valid and binding obligation of NFAL, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium, and other laws relating to or affecting creditors’ rights and to general equity principles.

4.4        REPRESENTATIONS OF TAL.    TAL represents and warrants to the Target Trust and Acquiring Trust as follows:

(a)        TAL is a limited liability company, duly formed, validly existing and in good standing under the laws of the State of Delaware.

(b)        The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of TAL, and subject to the due authorization, execution and delivery of this Agreement by the other parties hereto, this Agreement will constitute a valid and binding obligation of TAL, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium, and other laws relating to or affecting creditors’ rights and to general equity principles.

ARTICLE V

COVENANTS OF THE FUNDS

5.1        OPERATION IN ORDINARY COURSE.    Subject to Sections 1.3 and 7.3, each Acquiring Fund and each Target Fund will operate its respective business in the ordinary course between the date of this Agreement and the Closing, it being understood that such ordinary course of business will include customary dividends and distributions, any other distribution necessary or desirable to avoid Federal income or excise taxes, shareholder purchases and redemptions, and any portfolio transitions and valuation adjustments made pursuant to this Agreement. Notwithstanding the foregoing, each Acquiring Fund may declare and pay, prior to the Valuation Time, a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to its shareholders not more than all of the Acquiring Fund’s investment company taxable income for all taxable periods ending on or before the Closing Date, or otherwise recognized prior to the Closing Date (computed without regard to any deduction for dividends paid), if any, plus the excess of its interest income excludible from gross income under Section 103(a) of the Code, if any, over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for all taxable periods ending on or before the Closing Date or otherwise recognized prior to the Closing Date and not more than all of its net capital gains realized in all taxable periods ending on or before the Closing Date or otherwise recognized prior to the Closing Date (after reduction for any available capital loss carry forward and excluding any net capital gain on which the Acquiring Fund paid tax under Section 852(b)(3)(A) of the Code). Each Acquiring Fund and each Target Fund shall use its reasonable best efforts to preserve intact its business and customer relations necessary to conduct the business operations of each Acquiring Fund and each Target Fund, as appropriate, in the ordinary course in all material respects.

5.2        APPROVAL OF SHAREHOLDERS.    The Target Trust will call a special meeting of the shareholders of each Target Fund to consider and act upon this Agreement (and the transactions contemplated thereby) and to take all other appropriate action necessary to obtain approval of the transactions contemplated herein.

5.3        ADDITIONAL INFORMATION.    Each Target Fund will assist its corresponding Acquiring Fund in obtaining such information as an Acquiring Fund reasonably requests concerning the beneficial ownership of the corresponding Target Fund’s shares. The Target Trust, on behalf of each Target Fund, will provide the corresponding Acquiring Fund with a statement of the respective tax basis and holding period of all investments to be transferred by a Target Fund to the corresponding Acquiring Fund. With respect to each Reorganization, prior to the Closing and for a reasonable time thereafter, the Target Trust and the Acquiring Trust will provide each other and their respective representatives with such cooperation, assistance, and information as is reasonably necessary (a) for the filing of any tax return, for the preparation for any audit, and for the prosecution or defense of any claim, suit, or proceeding relating to any proposed adjustment, and (b) for any financial accounting purpose. Each party and their respective agents will retain until the applicable period for assessment under applicable law (giving effect to any extensions or waivers) has expired all returns, schedules, and work papers and all material records or other documents relating to Tax matters and financial reporting of tax positions of each Target Fund and each Acquiring Fund for its taxable period first ending after the Closing of the applicable Reorganization and for all prior taxable periods for which the statute of limitations had not run at the time of Closing, provided that the Target Trust shall not be required to maintain any such documents that it has delivered to the Acquiring Trust.

5.4        FURTHER ACTION.    Subject to the provisions of this Agreement, each Fund will take or cause to be taken all action and do or cause to be done all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Closing Date. Each Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and any state securities laws as it may deem appropriate in order to continue its operations after the Closing Date. The Target Trust and NFAL each covenants that it will, as and when reasonably requested by an Acquiring Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments and will take or cause to be taken such further action as the Acquiring Fund may reasonably deem necessary or desirable in order to vest in and confirm the Acquiring Fund’s title to and possession of all the corresponding Target Fund’s Assets and otherwise to carry out the intent and purpose of this Agreement.

5.5        STATEMENT OF EARNINGS AND PROFITS.    As promptly as practicable, but in any case within 60 days after the Closing Date, each Target Fund shall furnish its corresponding Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund and which shall be certified by the Target Trust’s Controller or Treasurer, a statement of the earnings and profits of such Target Fund for Federal income tax purposes, as well as a statement as to any net operating loss carryovers and capital loss carryovers, that will be carried over to the corresponding Acquiring Fund pursuant to Section 381 of the Code.

5.6        PREPARATION OF REGISTRATION STATEMENT AND PROXY MATERIALS.    The Acquiring Trust will prepare and file with the Commission a registration statement on Form N-14 relating to the Acquiring Fund Shares to be issued to each Target Fund for distribution to Target Fund Shareholders (the “Registration Statement”). The Registration Statement shall include a proxy statement of each Target Fund and a prospectus of each Acquiring Fund relating to the transactions contemplated by this Agreement. The Registration Statement shall be in compliance with the 1933 Act, the 1934 Act, and the 1940 Act, as applicable. Each party will provide the other party with the materials and information necessary to prepare the proxy statement and related materials (the “Proxy Materials”), for inclusion therein, in connection with the meeting of the shareholders of each Target Fund to consider the approval of this Agreement and the transactions contemplated herein.

5.7        TAX STATUS OF REORGANIZATION.    The intention of the parties is that each Reorganization will qualify as a reorganization within the meaning of Section 368(a) of the Code. None of the Target Funds, the Acquiring Funds or the Trusts shall take any action, or cause any action to be taken (including, without limitation, the filing of any tax return), that is inconsistent with such treatment or results in the failure of the transaction to qualify as a reorganization within the meaning of Section 368(a) of the Code. At or prior to the Closing, each Target Fund, each Acquiring Fund and the Trusts will take such action, or cause such action to be taken, as is reasonably necessary to enable counsel to render the opinion contemplated in Section 8.9 herein.

5.8        Each Acquiring Fund and each Target Fund shall use reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement.

5.9        Each Target Fund agrees that the acquisition of all its Assets and assumption of all Liabilities by the Acquiring Trust, on behalf of the corresponding Acquiring Fund, includes any right of action against current and former service providers of the respective Target Fund, such right to survive for the statute of limitations of any such claim. For the avoidance of doubt, upon the Closing of a Reorganization of a Target Fund, the Target Trust hereby assigns to the Acquiring Trust all rights, causes of action, and other claims against third parties relating to such Target Fund, whether known or unknown, contingent or non-contingent, inchoate or choate, or otherwise.

ARTICLE VI

CONDITIONS PRECEDENT TO OBLIGATIONS OF EACH TARGET FUND

The obligations of a Target Fund to consummate the transactions provided for herein shall be subject to the fulfillment or waiver of the following conditions:

6.1        The Acquiring Fund shall have delivered to the corresponding Target Fund on the Closing Date a certificate executed in its name by the Acquiring Trust’s Corporate Secretary or any Vice President, in a form reasonably satisfactory to each Target Fund and dated as of the Closing Date, to the effect that the representations, covenants, and warranties of the Acquiring Trust, on behalf of the applicable Acquiring Fund, made in this Agreement are true and correct in all material respects except as they may be affected by the transactions contemplated by this Agreement, as of the Closing, with the same force and effect as if made as of the Closing.

6.2        The Acquiring Fund shall have performed and complied in all material respects with all terms, conditions, covenants, obligations, agreements and restrictions required by this Agreement to be performed or complied with by such Acquiring Fund prior to or at the Closing.

ARTICLE VII

CONDITIONS PRECEDENT TO OBLIGATIONS OF EACH ACQUIRING FUND

The obligations of an Acquiring Fund to consummate the transactions provided for herein shall be subject to the fulfillment or waiver of the following conditions:

7.1        The Target Fund shall have delivered to its corresponding Acquiring Fund on the Closing Date a certificate executed in its name by the Target Trust’s Chief Administrative Officer or any Vice President, in a form reasonably satisfactory to such Acquiring Fund and dated as of the Closing Date, to the effect that the representations, covenants, and warranties of the Target Trust, on behalf of the applicable Target Fund, made in this Agreement are true and correct in all material respects except as they may be affected by the transactions contemplated by this Agreement as of the Closing, with the same force and effect as if made as of the Closing.

7.2        The Target Fund shall have delivered to its corresponding Acquiring Fund a statement of assets and liabilities of the Target Fund, together with a list of the Target Fund’s portfolio securities showing the tax basis of such securities by lot and the holding periods of such securities, as of the Closing, certified by the Controller or Treasurer of the Target Trust.

7.3        The Target Fund shall have declared and paid prior to the Valuation Time a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to its shareholders at least all of the Target Fund’s investment company taxable income for all taxable periods ending on or before the Closing Date (computed without regard to any deduction for dividends paid), if any, plus the excess of its interest income excludible from gross income under Section 103(a) of the Code, if any, over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for all taxable periods ending on or before the Closing Date and all of its net capital gains realized in all taxable periods ending on or before the Closing Date (after reduction for any available capital loss carry forward and excluding any net capital gain on which each Target Fund paid tax under Section 852(b)(3)(A) of the Code).

7.4        The Target Fund shall have performed and complied in all material respects with all terms, conditions, covenants, obligations, agreements and restrictions required by this Agreement to be performed or complied with by the Target Fund prior to or at the Closing.

ARTICLE VIII

FURTHER CONDITIONS PRECEDENT

The obligations of a Target Fund and its corresponding Acquiring Fund to consummate the transactions provided for herein shall also be subject to the fulfillment (or waiver by the affected parties) of the following conditions:

8.1        This Agreement and the transactions contemplated herein, with respect to the applicable Target Fund, shall have been approved by the requisite vote of the holders of the outstanding shares of such Target Fund in accordance with applicable law and the provisions of the Target Trust’s Articles of Incorporation and By-Laws. Notwithstanding anything herein to the contrary, neither an Acquiring Fund nor a Target Fund may waive the conditions set forth in this Section 8.1.

8.2        The Agreement and transactions contemplated herein shall have been approved by the Board of the Target Trust and the Board of the Acquiring Trust. Notwithstanding anything herein to the contrary, no Target Fund and no Acquiring Fund may waive the conditions set forth in this Section 8.2.

8.3        On the Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, or instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act. Furthermore, no action, suit or other proceeding shall be threatened (to the knowledge of the Acquiring Fund or Target Fund, as applicable) or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with this Agreement or the transactions contemplated herein.

8.4        All required consents of other parties and all other consents, orders, and permits of Federal, state, and local regulatory authorities or self-regulatory organizations (such as FINRA) (including those of the Commission and of state securities authorities, including any necessary “no-action” positions and exemptive orders from such Federal and state authorities) to permit consummation of the transactions contemplated herein shall have been obtained except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets of the applicable Acquiring Fund or the Assets of the corresponding Target Fund, provided that either party hereto may for itself waive any of such conditions.

8.5        The Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness thereof shall have been issued. To the best knowledge of the parties to this Agreement, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

8.6        The Acquiring Trust shall have received a favorable opinion from Chapman and Cutler LLP, counsel to the Target Trust, and an opinion from Dorsey & Whitney LLP with respect to matters governed by the laws of the State of Maryland, each dated as of the Closing Date and in a form satisfactory to the Acquiring Trust to the effect that:

(a)        The Target Trust is a corporation validly existing and in good standing under the laws of the State of Maryland.

(b)        Each Target Fund is a separate series of the Target Trust and the Target Trust has the corporate power to own all of its Assets.

(c)        The execution and delivery of the Agreement by the Target Trust, on behalf of each Target Fund, did not, and the exchange of each Target Fund’s Assets for Acquiring Fund Shares pursuant to the Agreement will not, violate the Target Trust’s Articles of Incorporation or By-Laws.

(d)        This Agreement has been duly authorized, executed and delivered by the Target Trust on behalf of each Target Fund and, assuming due authorization, execution, and delivery of this Agreement by the Acquiring Trust on behalf of each Acquiring Fund, is a valid and binding obligation of each Target Fund enforceable against each Target Fund in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights generally and to general equity principles.

(e)        To the knowledge of such counsel, and without any independent investigation, (i) the Target Trust is registered with the Commission as an open-end management investment company under the 1940 Act, and such registration under the 1940 Act is in full force and effect and the Target Trust is not subject to any stop order under the 1933 Act; and (ii) all regulatory consents, authorizations, orders, approvals or filings required to be obtained or made by a Target Fund under the federal laws of the United States of America or the laws of the State of Maryland for the transfer of each Target Fund’s Assets in exchange for Acquiring Fund Shares pursuant to this Agreement have been obtained or made.

The foregoing opinions and the opinions in Section 8.7 below may be subject to customary assumptions, limitations, and qualifications. Such opinions may also be based on such representations as the applicable counsel may request of the applicable Funds. Insofar as such opinions relate to or are dependent upon matters that are governed by the laws other than those covered by the scope of such opinion, assumptions may be made as to such matters.

8.7        The Target Trust shall have received a favorable opinion from Dechert LLP, counsel to the Acquiring Trust, dated the Closing Date and in a form satisfactory to the Target Trust, to the effect that:

(a)        The Acquiring Trust is a statutory trust validly existing and in good standing under the laws of the State of Delaware.

(b)        Each Acquiring Fund is a separate series of the Acquiring Trust and the Acquiring Trust has the power to own all of its assets.

(c)        The execution and delivery of the Agreement by the Acquiring Trust, on behalf of each Acquiring Fund, did not, and the exchange of each Target Fund’s Assets for Acquiring Fund Shares pursuant to the Agreement will not, violate the Acquiring Trust’s Declaration of Trust.

(d)        This Agreement has been duly authorized, executed and delivered by the Acquiring Trust on behalf of each Acquiring Fund and, assuming due authorization, execution and delivery of this Agreement by the Target Trust on behalf of each Target Fund, is a valid and binding obligation of each Acquiring Fund enforceable against each Acquiring Fund in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights generally and to general equity principles.

(e)        To the knowledge of such counsel, and without any independent investigation, (i) the Acquiring Trust is registered with the Commission as an open-end management investment company under the 1940 Act, and such registration under the 1940 Act is in full force and effect and the Acquiring Trust is not subject to any stop order under the 1933 Act; and (ii) all regulatory consents, authorizations, orders, approvals or filings required to be obtained or made by an Acquiring Fund under the federal laws of the United States of America or the laws of the State of Delaware for the transfer of each Target Fund’s Assets in exchange for Acquiring Fund Shares pursuant to this Agreement have been obtained or made.

(f)        Assuming that a consideration therefor not less than the net asset value thereof has been paid, the Acquiring Fund Shares to be issued and delivered to each Target Fund on behalf of Target Fund Shareholders as provided by this Agreement will be duly and validly issued and outstanding, fully paid and non-assessable, and no shareholder of an Acquiring Fund has any preemptive right of subscription or purchase in respect thereof.

8.8        In connection with the opinions contemplated by Sections 8.6 and 8.7, it is understood that counsel to the respective Trusts may rely upon the representations made in this Agreement as well as certificates of officers of the Trusts.

8.9        Each Target Fund and its corresponding Acquiring Fund shall have received on the Closing Date an opinion of Dechert LLP addressed to the respective Acquiring Fund and its corresponding Target Fund substantially to the effect that for Federal income tax purposes:

(a)        The acquisition by an Acquiring Fund of substantially all of the properties of the corresponding Target Fund in exchange solely for applicable Acquiring Fund Shares and the assumption of all Liabilities of such Target Fund by the corresponding Acquiring Fund followed by the distribution of Acquiring Fund Shares to the applicable Target Fund Shareholders in exchange for their Target Fund shares in complete liquidation and termination of such Target Fund will constitute a tax-free reorganization under Section 368(a) of the Code.

(b)        The Target Fund will not recognize gain or loss upon the transfer of its assets to the corresponding Acquiring Fund in exchange solely for Acquiring Fund Shares and the assumption of all Liabilities of such Target Fund, except that each Target Fund may be required to recognize gain or loss with respect to contracts described in Section 1256(b) of the Code or stock in a passive foreign investment company, as defined in Section 1297(a) of the Code.

(c)        The Target Fund will not recognize gain or loss upon the distribution to its shareholders of the Acquiring Fund Shares received by such Target Fund in the applicable Reorganization.

(d)        The Acquiring Fund will recognize no gain or loss upon receiving the properties of the corresponding Target Fund in exchange solely for Acquiring Fund Shares and the assumption of all Liabilities of the Target Fund.

(e)        The adjusted basis to the Acquiring Fund of the properties of the corresponding Target Fund received by each Acquiring Fund in each Reorganization will be the same as the adjusted basis of those properties in the hands of the corresponding Target Fund immediately before the exchange.

(f)        The Acquiring Fund’s holding periods with respect to the properties of the corresponding Target Fund that the Acquiring Fund acquires in its Reorganization will include the respective periods for which those properties were held by the corresponding Target Fund (except where investment activities of an Acquiring Fund have the effect of reducing or eliminating a holding period with respect to an asset).

(g)        The shareholders of the Target Fund will recognize no gain or loss upon receiving the applicable Acquiring Fund Shares solely in exchange for Target Fund shares.

(h)        The aggregate basis of the Acquiring Fund Shares received by a Target Fund Shareholder in a Reorganization will be the same as the aggregate basis of Target Fund shares surrendered by the Target Fund Shareholder in exchange therefor.

(i)        A Target Fund Shareholder’s holding period for the applicable Acquiring Fund Shares received by the Target Fund Shareholder in the applicable Reorganization will include the holding period during which the Target Fund Shareholder held Target Fund shares surrendered in exchange therefor, provided that the Target Fund Shareholder held such shares as a capital asset on the date of Reorganization.

Such opinion shall be based on certain factual representations, reasonable assumptions and such other representations as Dechert LLP may request of the Funds, and each Target Fund and each Acquiring Fund will cooperate to make and certify the accuracy of such representations. Notwithstanding anything herein to the contrary, neither an Acquiring Fund nor a Target Fund may waive the conditions set forth in this Section 8.9.

8.10        Each Target Fund and each corresponding Acquiring Fund shall have agreed on the number of full and fractional Acquiring Fund Shares to be issued in connection with the applicable Reorganization after such number has been calculated in accordance with this Agreement.

ARTICLE IX

EXPENSES

9.1        The expenses incurred in connection with each Reorganization (“Reorganization Expenses”) will be borne by NFAL, TAL or an affiliate thereof. Reorganization Expenses include, without limitation: (a) expenses associated with the preparation and filing of the Registration Statement and other Proxy Materials; (b) postage; (c) printing; (d) accounting fees; (e) legal fees incurred by each Fund; (f) solicitation costs of the transaction; (g) other related administrative or operational costs; (g) fees associated with registering securities; (h) fees associated with shareholder meetings and adjournments thereof; (i) costs associated with obtaining any necessary order of exemption from the 1940 Act; and (j) transfer agent and custodian conversion costs. For the purposes of this Section 9.1, Reorganization Expenses do not include commissions or other transaction costs in connection with any repositioning of the portfolios of the Funds, and each Fund shall bear its own such costs. For the avoidance of doubt, if a Reorganization is not consummated, NFAL, TAL or an affiliate thereof will bear full responsibility for payment of the Reorganization Expenses.

9.2        Each Fund represents and warrants to the other Funds that there is no person or entity entitled to receive any broker’s fees or similar fees or commission payments in connection with the transactions provided for herein.

9.3        Notwithstanding the foregoing, Reorganization Expenses will in any event be paid by the party directly incurring such Reorganization Expenses if and to the extent that the payment by another party of such Reorganization Expenses would result in the disqualification of a Target Fund or an Acquiring Fund, as the case may be, as a RIC under the Code.

ARTICLE X

ENTIRE AGREEMENT

10.1        The parties agree that no party has made to the other parties any representation, warranty and/or covenant not set forth herein, and that this Agreement constitutes the entire agreement between and among the parties.

10.2        The representations, warranties and covenants of the parties hereto set forth in this Agreement shall not survive the consummation of the transactions contemplated herein, except that covenants to be performed after the Closing Date shall continue in effect beyond the consummation of the transactions contemplated hereunder.

ARTICLE XI

TERMINATION

11.1        This Agreement may be terminated by the mutual agreement of the parties and such termination may be effected by each Chief Administrative Officer or any Vice President of the Trusts without further action by the Boards. In addition, any Acquiring Fund or Target Fund may, at its option, terminate this Agreement with respect to its Reorganization herewith at or before the Closing due to:

(a)        a breach by any other party of any representation, warranty, or agreement contained herein to be performed at or before the Closing, if not cured within 30 days of notification to the breaching party and prior to the Closing;

(b)        a condition precedent to the obligations of the terminating party that has not been met or waived and it reasonably appears that it will not or cannot be met; or

(c)        a determination by a Board that the consummation of the transactions contemplated herein is not in the best interests of its respective Fund.

11.2        In the event of any such termination, this Agreement shall become void and, in the absence of willful default, there shall be no liability hereunder on the part of any Trust or any Fund. In the event of willful default, all remedies at law or in equity of the party adversely affected shall survive.

ARTICLE XII

AMENDMENTS

12.1        This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the officers of the Trusts as specifically authorized by the applicable Board; provided, however, that following the meeting of Target Fund Shareholders called by a Target Fund pursuant to Section 5.2 of this Agreement, no such amendment, modification or supplement may have the effect of changing the provisions for determining the number of Acquiring Fund Shares to be issued to the Target Fund Shareholders under this Agreement to the detriment of such shareholders without their further approval.

ARTICLE XIII

HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT;

LIMITATION OF LIABILITY

13.1        The article and section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

13.2        This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

13.3        This Agreement shall be governed by and construed in accordance with the laws of New York without regard to principles of conflicts of laws.

13.4        This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but, except as provided in this section, no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

13.5        It is expressly agreed that the obligations of each Fund hereunder shall not be binding upon any of the trustees or directors, shareholders, nominees, officers, agents, or employees of the Trusts personally, but shall bind only the property of such Fund. The execution and delivery of this Agreement have been authorized by the trustees or directors of each Trust, on behalf of its respective Fund, and signed by authorized officers of the Trusts acting as such. Neither the authorization by such trustees or directors nor the execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of such Fund.

13.6        Any public announcements or similar publicity with respect to this Agreement or the transactions contemplated herein will be made at such time and in such manner as the parties mutually shall agree, provided that nothing herein shall prevent either party from making such public announcements as may be required by applicable law, as determined by the disclosing party on the advice of counsel, in which case the party issuing such statement or communication shall advise the other parties prior to such issuance.

13.7        Whenever possible, each provision and term of this Agreement shall be interpreted in a manner to be effective and valid, but if any provision or term of this Agreement is held to be prohibited by law or invalid, then such provision or term shall be ineffective only in the jurisdiction or jurisdictions so holding and only to the extent of such prohibition or invalidity, without invalidating or affecting in any manner whatsoever the remainder of such provision or term or the remaining provisions or terms of this Agreement.

13.8        A facsimile or electronic (e.g., PDF) signature of an authorized officer of a party hereto on this Agreement and/or any transfer or closing document shall have the same effect as if executed in the original by such officer.

[SIGNATURE PAGES FOLLOWS]

IN WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above.

NUVEEN INVESTMENT FUNDS, INC., on behalf of Nuveen Core Bond Fund

By:
Name:	Christopher M. Rohrbacher
Title:	Vice President and Secretary

NUVEEN INVESTMENT FUNDS, INC., on behalf of Nuveen High Income Bond Fund

By:
Name:	Christopher M. Rohrbacher
Title:	Vice President and Secretary

NUVEEN INVESTMENT FUNDS, INC., on behalf of Nuveen Short Term Bond Fund

By:
Name:	Christopher M. Rohrbacher
Title:	Vice President and Secretary

NUVEEN INVESTMENT FUNDS, INC., on behalf of Nuveen Core Plus Bond Fund

By:
Name:	Christopher M. Rohrbacher
Title:	Vice President and Secretary

NUVEEN INVESTMENT FUNDS, INC., on behalf of Nuveen Inflation Protected Securities Fund

By:
Name:	Christopher M. Rohrbacher
Title:	Vice President and Secretary

The undersigned is a party to this Agreement for the purposes of Articles 4.3, 5.4 and 9.1 only

NUVEEN FUND ADVISORS, LLC

By:
Name:	Kevin J. McCarthy
Title:	Executive Vice President and Secretary

[Signature Page to Agreement and Plan of Reorganization]

TIAA-CREF FUNDS on behalf of TIAA-CREF Bond Fund

By:
Name:	[•]
Title:	[•]

TIAA-CREF FUNDS on behalf of High-Yield Fund

By:
Name:	[•]
Title:	[•]

TIAA-CREF FUNDS on behalf of Short-Term Bond Fund

By:
Name:	[•]
Title:	[•]

TIAA-CREF FUNDS on behalf of TIAA-CREF Bond Plus Fund

By:
Name: [•]
Title: [•]

TIAA-CREF FUNDS on behalf of Inflation-Linked Bond Fund

By:
Name: [•]
Title: [•]

The undersigned is a party to this Agreement for the purposes of Articles 4.4 and 9.1 only

TEACHERS ADVISORS, LLC

By:
Name: [•]
Title: [•]

[Signature Page to Agreement and Plan of Reorganization]

EXHIBIT A

CHART OF REORGANIZATIONS

Nuveen Core Bond Fund (Target Fund) – Share Classes	TIAA-CREF Bond Fund (Acquiring Fund) – Corresponding Share Classes
A	Retail
C	Retail
I	Advisor
R6	Institutional
n/a	Premier
n/a	Retirement
n/a	Class W

Nuveen Core Plus Bond Fund (Target Fund) – Share Classes	TIAA-CREF Bond Plus Fund (Acquiring Fund) – Corresponding Share Classes
A	Retail
C	Retail
R3	Retail
I	Advisor
R6	Institutional
n/a	Premier
n/a	Retirement
n/a	Class W

Nuveen High Income Bond Fund (Target Fund) – Share Classes	TIAA-CREF High-Yield Fund (Acquiring Fund) – Corresponding Share Classes
A	Retail
C	Retail
R3	Retail
I	Advisor
n/a	Premier
n/a	Retirement
n/a	Class W

Nuveen Inflation Protected Securities Fund (Target Fund) – Share Classes	TIAA-CREF Inflation-Linked Bond Fund (Acquiring Fund) – Corresponding Share Classes
A	Retail
C	Retail
R3	Retail
I	Advisor
R6	Institutional
n/a	Premier
n/a	Retirement
n/a	Class W

Nuveen Short Term Bond Fund (Target Fund) – Share Classes	TIAA-CREF Short-Term Bond Fund (Acquiring Fund) – Corresponding Share Classes
A	Retail
C	Retail
R3	Retail
I	Advisor
R6	Institutional
n/a	Premier
n/a	Retirement
n/a	Class W

EXHIBIT B

ARTICLES OF AMENDMENT

TO

AMENDED AND RESTATED ARTICLES OF INCORPORATION

OF

NUVEEN INVESTMENT FUNDS, INC.

The undersigned officer of Nuveen Investment Funds, Inc. (the “Corporation”), a Maryland corporation, hereby certifies that the following amendments to the Corporation’s Amended and Restated Articles of Incorporation have been advised by the Corporation’s Board of Directors and approved by the Corporation’s stockholders in the manner required by the Maryland General Corporation Law, such amendment to become effective [•], 2019 at the Effective Time referred to below:

WHEREAS, the Corporation is registered as an open-end management investment company (i.e., a mutual fund) under the Investment Company Act of 1940, as amended and offers its shares to the public in several classes (i.e., series), each of which represents a separate and distinct portfolio of assets;

WHEREAS, it is desirable and in the best interests of the holders of the Class I shares of the Corporation (also known as “Nuveen Core Bond Fund”) that the assets belonging to such class be transferred to TIAA-CREF Bond Fund, a series of TIAA-CREF Funds, a Delaware statutory trust (the “Trust”), in exchange for shares of beneficial interest in TIAA-CREF Bond Fund, which are to be delivered to the Nuveen Core Bond Fund holders;

WHEREAS, it is desirable and in the best interests of the holders of the Class B shares of the Corporation (also known as “Nuveen Core Plus Bond Fund”) that the assets belonging to such class be transferred to TIAA-CREF Bond Plus Fund, a series of the Trust, in exchange for shares of beneficial interest in TIAA-CREF Bond Plus Fund, which are to be delivered to the Nuveen Core Plus Bond Fund holders;

WHEREAS, it is desirable and in the best interests of the holders of the Class HH shares of the Corporation (also known as “Nuveen High Income Bond Fund”) that the assets belonging to such class be transferred to TIAA-CREF High Yield Fund, a series of the Trust, in exchange for shares of beneficial interest in TIAA-CREF High Yield Fund, which are to be delivered to the Nuveen High Income Bond Fund holders;

WHEREAS, it is desirable and in the best interests of the holders of the Class FFF shares of the Corporation (also known as “Nuveen Inflation Protected Securities Fund”) that the assets belonging to such class be transferred to TIAA-CREF Inflation-Linked Bond Fund, a series of the Trust, in exchange for shares of beneficial interest in TIAA-CREF Inflation-Linked Bond Fund, which are to be delivered to the Nuveen Inflation Protected Securities Fund holders;

WHEREAS, it is desirable and in the best interests of the holders of the Class J shares of the Corporation (also known as “Nuveen Short Term Bond Fund”) that the assets belonging to such class be transferred to TIAA-CREF Short-Term Bond Fund, a series of the Trust, in exchange for shares of beneficial interest in TIAA-CREF Short-Term Bond Fund, which are to be delivered to the Nuveen Short Term Bond Fund holders;

WHEREAS, the Corporation and the Trust have entered into an Agreement and Plan of Reorganization providing for the foregoing transactions; and

WHEREAS, in order to bind all holders of shares of a Target Fund to the foregoing transactions and as set forth in the Agreement and Plan of Reorganization, and in particular to bind such holders to the exchange of their shares of a Target Fund for shares of beneficial interest in an Acquiring Fund, it is necessary to adopt an amendment to the Corporation’s Amended and Restated Articles of Incorporation.

NOW, THEREFORE, BE IT RESOLVED, that effective as of the Effective Time referred to below, the Corporation’s Amended and Restated Articles of Incorporation be, and the same hereby are, amended to add the following Article IV(KK), Article IV(LL), Article IV(MM), Article IV(NN) and Article IV(OO) immediately following Article IV(JJ) thereof:

Article IV(KK). (a) For purposes of this Article IV(KK), the following terms shall have the following meanings:

“Acquiring Fund” means TIAA-CREF Core Bond Fund, a series of the Trust.

“Acquiring Fund Advisor Shares” means the Acquiring Fund’s Advisor Class shares of beneficial interest.

“Acquiring Fund Institutional Shares” means the Acquiring Fund’s Institutional Class shares of beneficial interest.

“Acquiring Fund Retail Shares” means the Acquiring Fund’s Retail Class shares of beneficial interest.

“Class A Target Fund Shares” means the Corporation’s Class I Common Shares.

“Class C Target Fund Shares” means the Corporation’s Class I, Series 4 Common Shares.

“Class I Target Fund Shares” means the Corporation’s Class I, Series 2 Common Shares.

“Class R6 Target Fund Shares” means the Corporation’s Class I, Series 6 Common Shares.

“Closing” means the occurrence of the transactions set forth in (b) and (c) below on the Closing Date.

“Closing Date” means [•], 2019.

“Corporation” means this corporation.

“Effective Time” means immediately after the Valuation Time on the Closing Date.

“Plan” means the Agreement and Plan of Reorganization dated [•], 2019 on behalf of the Acquiring Fund and the Target Fund.

“Target Fund” means the Corporation’s Nuveen Core Bond Fund, which is represented by the Corporation’s Class I shares.

“Trust” means TIAA-CREF Funds, a Delaware statutory trust.

“Valuation Time” means the close of regular trading on the New York Stock Exchange on the Closing Date.

(b)        As of the Effective Time, the Target Fund will transfer all of its assets to the Acquiring Fund, including, without limitation, all cash, securities, commodities, interests in futures, dividends or interest receivables owned by the Target Fund and any deferred or prepaid expenses shown as an asset on the books of the Target Fund as of the Closing.

(c)        As of the Effective Time, the Acquiring Fund will: (i) deliver to the Target Fund the number of full and fractional Acquiring Fund Advisor Shares, Acquiring Fund Institutional Shares and Acquiring Fund Retail Shares, computed in the manner set forth in (d) below; and (ii) assume all the liabilities of the Target Fund not discharged by the Target Fund, which assumed liabilities shall include all of the Target Fund’s liabilities, debts, obligations, and duties of whatever kind or nature, whether absolute, accrued, contingent, or otherwise, whether or not arising in the ordinary course of business, whether or not determinable at the Closing, and whether or not specifically referred to in the Plan or herein.

(d)        The number of Acquiring Fund Advisor Shares to be delivered to holders of Class I Target Fund Shares, the number of Acquiring Fund Institutional Shares to be delivered to holders of Class R6 Target Fund Shares and the number of Acquiring Fund Retail Shares to be delivered to holders of Class A Target Fund Shares and to holders of Class C Target Fund Shares shall be determined as follows:

(i)        Acquiring Fund Shares to be issued (including fractional shares, if any) in consideration for the Target Fund’s net assets as described in (b) and (c) above, shall be determined with respect to Class I, Class R6, Class A and Class C of the Target Fund Shares by dividing the value of the assets net of liabilities with respect to each such class of shares determined in accordance with (ii) below by the net asset value of an Acquiring Fund share of the corresponding class as of the Valuation Time determined in accordance with (iv) below.

(ii)        The value of the Target Fund’s assets and liabilities shall be computed as of the Valuation Time, using the valuation procedures of the Nuveen open-end funds adopted by the Board of Directors of the Corporation and the Board of Trustees of the Trust or such other valuation procedures as shall be mutually agreed upon by the parties.

(iii)        The net assets per share per class of Acquiring Fund Shares shall be the net asset value per share for such class using the valuation procedures set forth in (d)(ii) above.

(iv)        As of the Effective Time, the Target Fund will distribute the Acquiring Fund Shares received pursuant to (c) above to its shareholders of record, determined as of the time of such distribution (the “Target Fund Shareholders”), on a pro rata basis within that class: Acquiring Fund Advisor Shares to Class I Target Fund Shareholders, Acquiring Fund Institutional Shares to Class R6 Target Fund Shareholders and Acquiring Fund Retail Shares to Class A Target Fund Shareholders and Class C Target Fund Shareholders. Such distribution will be accomplished with respect to Class I, Class R6, Class A and Class C Target Fund Shares by the transfer of the Acquiring Fund Shares then credited to the account of the Target Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of Target Fund Shareholders of such class. The Acquiring Fund shall not issue certificates representing Acquiring Fund Shares in connection with such transfer. As of the Effective Time, all issued and outstanding shares of the Target Fund shall be cancelled on the books of the Target Fund and retired.

(e)        From and after the Effective Time, the Target Fund shares cancelled and retired pursuant to paragraph (d)(iii) above shall have the status of authorized and unissued common shares of the Corporation, without designation as to series.

Article IV(LL). (a) For purposes of this Article IV(LL), the following terms shall have the following meanings:

“Acquiring Fund” means TIAA-CREF Bond Plus Fund, a series of the Trust.

“Acquiring Fund Advisor Shares” means the Acquiring Fund’s Advisor Class shares of beneficial interest.

“Acquiring Fund Institutional Shares” means the Acquiring Fund’s Institutional Class shares of beneficial interest.

“Acquiring Fund Retail Shares” means the Acquiring Fund’s Retail Class shares of beneficial interest.

“Class A Target Fund Shares” means the Corporation’s Class B Common Shares.

“Class C Target Fund Shares” means the Corporation’s Class B, Series 4 Common Shares.

“Class I Target Fund Shares” means the Corporation’s Class B, Series 2 Common Shares.

“Class R3 Target Fund Shares” means the Corporation’s Class B, Series 5 Common Shares.

“Class R6 Target Fund Shares” means the Corporation’s Class B, Series 6 Common Shares.

“Closing” means the occurrence of the transactions set forth in (b) and (c) below on the Closing Date.

“Closing Date” means [•], 2019.

“Corporation” means this corporation.

“Effective Time” means immediately after the Valuation Time on the Closing Date.

“Plan” means the Agreement and Plan of Reorganization dated [•], 2019 on behalf of the Acquiring Fund and the Target Fund.

“Target Fund” means the Corporation’s Nuveen Core Plus Bond Fund, which is represented by the Corporation’s Class B shares.

“Trust” means TIAA-CREF Funds, a Delaware statutory trust.

“Valuation Time” means the close of regular trading on the New York Stock Exchange on the Closing Date.

(b)        As of the Effective Time, the Target Fund will transfer all of its assets to the Acquiring Fund, including, without limitation, all cash, securities, commodities, interests in futures, dividends or interest receivables owned by the Target Fund and any deferred or prepaid expenses shown as an asset on the books of the Target Fund as of the Closing.

(c)        As of the Effective Time, the Acquiring Fund will: (i) deliver to the Target Fund the number of full and fractional Acquiring Fund Advisor Shares, Acquiring Fund Institutional Shares and Acquiring Fund Retail Shares, computed in the manner set forth in (d) below; and (ii) assume all the liabilities of the Target Fund not discharged by the Target Fund, which assumed liabilities shall include all of the Target Fund’s liabilities, debts, obligations, and duties of whatever kind or nature, whether absolute, accrued, contingent, or otherwise, whether or not arising in the ordinary course of business, whether or not determinable at the Closing, and whether or not specifically referred to in the Plan or herein.

(d)        The number of Acquiring Fund Advisor Shares to be delivered to holders of Class I Target Fund Shares, the number of Acquiring Fund Institutional Shares to be delivered to holders of Class R6 Target Fund Shares and the number of Acquiring Fund Retail Shares to be delivered to holders of Class A Target Fund Shares, to holders of Class C Target Fund Shares and to holders of Class R3 Target Fund Shares shall be determined as follows:

(i)        Acquiring Fund Shares to be issued (including fractional shares, if any) in consideration for the Target Fund’s net assets as described in (b) and (c) above, shall be determined with respect to Class I, Class R6, Class A, Class C and Class R3 of the Target Fund Shares by dividing the value of the assets net of liabilities with respect to each such class of shares determined in accordance with (ii) below by the net asset value of an Acquiring Fund share of the corresponding class as of the Valuation Time determined in accordance with (iv) below.

(ii)        The value of the Target Fund’s assets and liabilities shall be computed as of the Valuation Time, using the valuation procedures of the Nuveen open-end funds adopted by the Board of Directors of the Corporation and the Board of Trustees of the Trust or such other valuation procedures as shall be mutually agreed upon by the parties.

(iii)        The net assets per share per class of Acquiring Fund Shares shall be the net asset value per share for such class using the valuation procedures set forth in (d)(ii) above.

(iv)        As of the Effective Time, the Target Fund will distribute the Acquiring Fund Shares received pursuant to (c) above to its shareholders of record, determined as of the time of such distribution (the “Target Fund Shareholders”), on a pro rata basis within that class: Acquiring Fund Advisor Shares to Class I Target Fund Shareholders, Acquiring Fund Institutional Shares to Class R6 Target Fund Shareholders and Acquiring Fund Retail Shares to Class A Target Fund Shareholders, Class C Target Fund Shareholders and Class R3 Target Fund Shareholders. Such distribution will be accomplished with respect to Class I, Class R6, Class A, Class C and Class R3 Target Fund Shares by the transfer of the Acquiring Fund Shares then credited to the account of the Target Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of Target Fund Shareholders of such class. The Acquiring Fund shall not issue certificates representing Acquiring Fund Shares in connection with such transfer. As of the Effective Time, all issued and outstanding shares of the Target Fund shall be cancelled on the books of the Target Fund and retired.

(e)        From and after the Effective Time, the Target Fund shares cancelled and retired pursuant to paragraph (d)(iii) above shall have the status of authorized and unissued common shares of the Corporation, without designation as to series.

Article IV(MM). (a) For purposes of this Article IV(MM), the following terms shall have the following meanings:

“Acquiring Fund” means TIAA-CREF High-Yield Fund, a series of the Trust.

“Acquiring Fund Advisor Shares” means the Acquiring Fund’s Advisor Class shares of beneficial interest.

“Acquiring Fund Retail Shares” means the Acquiring Fund’s Retail Class shares of beneficial interest.

“Class A Target Fund Shares” means the Corporation’s Class HH Common Shares.

“Class C Target Fund Shares” means the Corporation’s Class HH, Series 4 Common Shares.

“Class I Target Fund Shares” means the Corporation’s Class HH, Series 3 Common Shares.

“Class R3 Target Fund Shares” means the Corporation’s Class HH, Series 5 Common Shares.

“Closing” means the occurrence of the transactions set forth in (b) and (c) below on the Closing Date.

“Closing Date” means [•], 2019.

“Corporation” means this corporation.

“Effective Time” means immediately after the Valuation Time on the Closing Date.

“Plan” means the Agreement and Plan of Reorganization dated [•], 2019 on behalf of the Acquiring Fund and the Target Fund.

“Target Fund” means the Corporation’s Nuveen Core High Income Bond Fund, which is represented by the Corporation’s Class HH shares.

“Trust” means TIAA-CREF Funds, a Delaware statutory trust.

“Valuation Time” means the close of regular trading on the New York Stock Exchange on the Closing Date.

(b)        As of the Effective Time, the Target Fund will transfer all of its assets to the Acquiring Fund, including, without limitation, all cash, securities, commodities, interests in futures, dividends or interest receivables owned by the Target Fund and any deferred or prepaid expenses shown as an asset on the books of the Target Fund as of the Closing.

(c)        As of the Effective Time, the Acquiring Fund will: (i) deliver to the Target Fund the number of full and fractional Acquiring Fund Advisor Shares and Acquiring Fund Retail Shares, computed in the manner set forth in (d) below; and (ii) assume all the liabilities of the Target Fund not discharged by the Target Fund, which assumed liabilities shall include all of the Target Fund’s liabilities, debts, obligations, and duties of whatever kind or nature, whether absolute, accrued, contingent, or otherwise, whether or not arising in the ordinary course of business, whether or not determinable at the Closing, and whether or not specifically referred to in the Plan or herein.

(d)        The number of Acquiring Fund Advisor Shares to be delivered to holders of Class I Target Fund Shares and the number of Acquiring Fund Retail Shares to be delivered to holders of Class A Target Fund Shares, to holders of Class C Target Fund Shares and to holders of Class R3 Target Fund Shares shall be determined as follows:

(i)        Acquiring Fund Shares to be issued (including fractional shares, if any) in consideration for the Target Fund’s net assets as described in (b) and (c) above, shall be determined with respect to Class I, Class A, Class C and Class R3 of the Target Fund

Shares by dividing the value of the assets net of liabilities with respect to each such class of shares determined in accordance with (ii) below by the net asset value of an Acquiring Fund share of the corresponding class as of the Valuation Time determined in accordance with (iv) below.

(ii)        The value of the Target Fund’s assets and liabilities shall be computed as of the Valuation Time, using the valuation procedures of the Nuveen open-end funds adopted by the Board of Directors of the Corporation and the Board of Trustees of the Trust or such other valuation procedures as shall be mutually agreed upon by the parties.

(iii)        The net assets per share per class of Acquiring Fund Shares shall be the net asset value per share for such class using the valuation procedures set forth in (d)(ii) above.

(iv)        As of the Effective Time, the Target Fund will distribute the Acquiring Fund Shares received pursuant to (c) above to its shareholders of record, determined as of the time of such distribution (the “Target Fund Shareholders”), on a pro rata basis within that class: Acquiring Fund Advisor Shares to Class I Target Fund Shareholders and Acquiring Fund Retail Shares to Class A Target Fund Shareholders, Class C Target Fund Shareholders and Class R3 Target Fund Shareholders. Such distribution will be accomplished with respect to Class I, Class A, Class C and Class R3 Target Fund Shares by the transfer of the Acquiring Fund Shares then credited to the account of the Target Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of Target Fund Shareholders of such class. The Acquiring Fund shall not issue certificates representing Acquiring Fund Shares in connection with such transfer. As of the Effective Time, all issued and outstanding shares of the Target Fund shall be cancelled on the books of the Target Fund and retired.

(e)        From and after the Effective Time, the Target Fund shares cancelled and retired pursuant to paragraph (d)(iii) above shall have the status of authorized and unissued common shares of the Corporation, without designation as to series.

Article IV(NN). (a) For purposes of this Article IV(NN), the following terms shall have the following meanings:

“Acquiring Fund” means TIAA-CREF Inflation-Linked Bond Fund, a series of the Trust.

“Acquiring Fund Advisor Shares” means the Acquiring Fund’s Advisor Class shares of beneficial interest.

“Acquiring Fund Institutional Shares” means the Acquiring Fund’s Institutional Class shares of beneficial interest.

“Acquiring Fund Retail Shares” means the Acquiring Fund’s Retail Class shares of beneficial interest.

“Class A Target Fund Shares” means the Corporation’s Class FFF Common Shares.

“Class C Target Fund Shares” means the Corporation’s Class FFF, Series 2 Common Shares.

“Class I Target Fund Shares” means the Corporation’s Class FFF, Series 4 Common Shares.

“Class R3 Target Fund Shares” means the Corporation’s Class FFF, Series 3 Common Shares.

“Class R6 Target Fund Shares” means the Corporation’s Class FFF, Series 5 Common Shares.

“Closing” means the occurrence of the transactions set forth in (b) and (c) below on the Closing Date.

“Closing Date” means [•], 2019.

“Corporation” means this corporation.

“Effective Time” means immediately after the Valuation Time on the Closing Date.

“Plan” means the Agreement and Plan of Reorganization dated [•], 2019 on behalf of the Acquiring Fund and the Target Fund.

“Target Fund” means the Corporation’s Nuveen Inflation Protected Fund, which is represented by the Corporation’s Class FFF shares.

“Trust” means TIAA-CREF Funds, a Delaware statutory trust.

“Valuation Time” means the close of regular trading on the New York Stock Exchange on the Closing Date.

(b)        As of the Effective Time, the Target Fund will transfer all of its assets to the Acquiring Fund, including, without limitation, all cash, securities, commodities, interests in futures, dividends or interest receivables owned by the Target Fund and any deferred or prepaid expenses shown as an asset on the books of the Target Fund as of the Closing.

(c)        As of the Effective Time, the Acquiring Fund will: (i) deliver to the Target Fund the number of full and fractional Acquiring Fund Advisor Shares, Acquiring Fund Institutional Shares and Acquiring Fund Retail Shares, computed in the manner set forth in (d) below; and (ii) assume all the liabilities of the Target Fund not discharged by the Target Fund, which assumed liabilities shall include all of the Target Fund’s liabilities, debts, obligations, and duties of whatever kind or nature, whether absolute, accrued, contingent, or otherwise, whether or not arising in the ordinary course of business, whether or not determinable at the Closing, and whether or not specifically referred to in the Plan or herein.

(d)        The number of Acquiring Fund Advisor Shares to be delivered to holders of Class I Target Fund Shares, the number of Acquiring Fund Institutional Shares to be delivered to holders of Class R6 Target Fund Shares and the number of Acquiring Fund Retail Shares to be delivered to holders of Class A Target Fund Shares, to holders of Class C Target Fund Shares and to holders of Class R3 Target Fund Shares shall be determined as follows:

(i)        Acquiring Fund Shares to be issued (including fractional shares, if any) in consideration for the Target Fund’s net assets as described in (b) and (c) above, shall be determined with respect to Class I, Class R6, Class A, Class C and Class R3 of the Target Fund Shares by dividing the value of the assets net of liabilities with respect to each such class of shares determined in accordance with (ii) below by the net asset value of an Acquiring Fund share of the corresponding class as of the Valuation Time determined in accordance with (iv) below.

(ii)        The value of the Target Fund’s assets and liabilities shall be computed as of the Valuation Time, using the valuation procedures of the Nuveen open-end funds adopted by the Board of Directors of the Corporation and the Board of Trustees of the Trust or such other valuation procedures as shall be mutually agreed upon by the parties.

(iii)        The net assets per share per class of Acquiring Fund Shares shall be the net asset value per share for such class using the valuation procedures set forth in (d)(ii) above.

(iv)        As of the Effective Time, the Target Fund will distribute the Acquiring Fund Shares received pursuant to (c) above to its shareholders of record, determined as of the time of such distribution (the “Target Fund Shareholders”), on a pro rata basis within that class: Acquiring Fund Advisor Shares to Class I Target Fund Shareholders, Acquiring Fund Institutional Shares to Class R6 Target Fund Shareholders and Acquiring Fund Retail Shares to Class A Target Fund Shareholders, Class C Target Fund Shareholders and Class R3 Target Fund Shareholders. Such distribution will be accomplished with respect to Class I, Class R6, Class A, Class C and Class R3 Target Fund Shares by the transfer of the Acquiring Fund Shares then credited to the account of the Target Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of Target Fund Shareholders of such class. The Acquiring Fund shall not issue certificates representing Acquiring Fund Shares in connection with such transfer. As of the Effective Time, all issued and outstanding shares of the Target Fund shall be cancelled on the books of the Target Fund and retired.

(e)        From and after the Effective Time, the Target Fund shares cancelled and retired pursuant to paragraph (d)(iii) above shall have the status of authorized and unissued common shares of the Corporation, without designation as to series.

Article IV(OO). (a) For purposes of this Article IV(OO), the following terms shall have the following meanings:

“Acquiring Fund” means TIAA-CREF Short-Term Bond Fund, a series of the Trust.

“Acquiring Fund Advisor Shares” means the Acquiring Fund’s Advisor Class shares of beneficial interest.

“Acquiring Fund Institutional Shares” means the Acquiring Fund’s Institutional Class shares of beneficial interest.

“Acquiring Fund Retail Shares” means the Acquiring Fund’s Retail Class shares of beneficial interest.

“Class A Target Fund Shares” means the Corporation’s Class J Common Shares.

“Class C Target Fund Shares” means the Corporation’s Class J, Series 4 Common Shares.

“Class I Target Fund Shares” means the Corporation’s Class J, Series 2 Common Shares.

“Class R3 Target Fund Shares” means the Corporation’s Class J, Series 5 Common Shares.

“Class R6 Target Fund Shares” means the Corporation’s Class J, Series 6 Common Shares.

“Closing” means the occurrence of the transactions set forth in (b) and (c) below on the Closing Date.

“Closing Date” means [•], 2019.

“Corporation” means this corporation.

“Effective Time” means immediately after the Valuation Time on the Closing Date.

“Plan” means the Agreement and Plan of Reorganization dated [•], 2019 on behalf of the Acquiring Fund and the Target Fund.

“Target Fund” means the Corporation’s Nuveen Short Term Bond Fund, which is represented by the Corporation’s Class J shares.

“Trust” means TIAA-CREF Funds, a Delaware statutory trust.

“Valuation Time” means the close of regular trading on the New York Stock Exchange on the Closing Date.

(b)        As of the Effective Time, the Target Fund will transfer all of its assets to the Acquiring Fund, including, without limitation, all cash, securities, commodities, interests in futures, dividends or interest receivables owned by the Target Fund and any deferred or prepaid expenses shown as an asset on the books of the Target Fund as of the Closing.

(c)        As of the Effective Time, the Acquiring Fund will: (i) deliver to the Target Fund the number of full and fractional Acquiring Fund Advisor Shares, Acquiring Fund Institutional Shares and Acquiring Fund Retail Shares, computed in the manner set forth in (d) below; and (ii) assume all the liabilities of the Target Fund not discharged by the Target Fund, which assumed liabilities shall include all of the Target Fund’s liabilities, debts, obligations, and duties of whatever kind or nature, whether absolute, accrued, contingent, or otherwise, whether or not arising in the ordinary course of business, whether or not determinable at the Closing, and whether or not specifically referred to in the Plan or herein.

(d)        The number of Acquiring Fund Advisor Shares to be delivered to holders of Class I Target Fund Shares, the number of Acquiring Fund Institutional Shares to be delivered to holders of Class R6 Target Fund Shares and the number of Acquiring Fund Retail Shares to be delivered to holders of Class A Target Fund Shares, to holders of Class C Target Fund Shares and to holders of Class R3 Target Fund Shares shall be determined as follows:

(i)    Acquiring Fund Shares to be issued (including fractional shares, if any) in consideration for the Target Fund’s net assets as described in (b) and (c) above, shall be determined with respect to Class I, Class R6, Class A, Class C and Class R3 of the Target Fund Shares by dividing the value of the assets net of liabilities with respect to each such class of shares determined in accordance with (ii) below by the net asset value of an Acquiring Fund share of the corresponding class as of the Valuation Time determined in accordance with (iv) below.

(ii)    The value of the Target Fund’s assets and liabilities shall be computed as of the Valuation Time, using the valuation procedures of the Nuveen open-end funds adopted by the Board of Directors of the Corporation and the Board of Trustees of the Trust or such other valuation procedures as shall be mutually agreed upon by the parties.

(iii)    The net assets per share per class of Acquiring Fund Shares shall be the net asset value per share for such class using the valuation procedures set forth in (d)(ii) above.

(iv)        As of the Effective Time, the Target Fund will distribute the Acquiring Fund Shares received pursuant to (c) above to its shareholders of record, determined as of the time of such distribution (the “Target Fund Shareholders”), on a pro rata basis within that class: Acquiring Fund Advisor Shares to Class I Target Fund Shareholders, Acquiring Fund Institutional Shares to Class R6 Target Fund Shareholders and Acquiring Fund Retail Shares to Class A Target Fund Shareholders, Class C Target Fund Shareholders and Class R3 Target Fund Shareholders. Such distribution will be accomplished with respect to Class I, Class R6, Class A, Class C and Class R3 Target Fund Shares by the transfer of the Acquiring Fund Shares then credited to the account of the Target Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of Target Fund Shareholders of such class. The Acquiring Fund shall not issue certificates representing Acquiring Fund Shares in connection with such transfer. As of the Effective Time, all issued and outstanding shares of the Target Fund shall be cancelled on the books of the Target Fund and retired.

(e)        From and after the Effective Time, the Target Fund shares cancelled and retired pursuant to paragraph (d)(iii) above shall have the status of authorized and unissued common shares of the Corporation, without designation as to series.

The undersigned officer of the Corporation hereby acknowledges, in the name and on behalf of the Corporation, the foregoing Articles of Amendment to be the corporate act of the Corporation and further certifies that, to the best of his or her knowledge, information and belief, the matters and facts set forth therein with respect to the approval thereof are true in all material respects, under the penalties of perjury.

IN WITNESS WHEREOF, the Corporation has caused these Articles of Amendment to be signed in its name and on its behalf by its President or a Vice President and witnessed by its Secretary or an Assistant Secretary on     , 2019.

NUVEEN INVESTMENT FUNDS, INC.

By:
Name: Title:
Witness:

Name: Title:

Nuveen, LLC

333 West Wacker Drive

Chicago, Illinois 60606-1286

(800) 257-8787

www.nuveen.com	TFI 0419

EVERY SHAREHOLDER’S VOTE IS IMPORTANT

EASY VOTING OPTIONS:
VOTE ON THE INTERNET Log on to: www.proxy-direct.com or scan the QR code Follow the on-screen instructions available 24 hours

VOTE BY PHONE Call 1-800-337-3503 Follow the recorded instructions available 24 hours

VOTE BY MAIL Vote, sign and date this Proxy Card and return in the postage-paid envelope

VOTE IN PERSON Attend Shareholder Meeting 333 West Wacker Dr. Chicago, IL, 60606 on April 2, 2019

Please detach at perforation before mailing.

NUVEEN INVESTMENT FUNDS, INC. [insert name of Target Fund] SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON APRIL 2, 2019

THIS PROXY IS BEING SOLICITED BY THE BOARD OF DIRECTORS. The undersigned shareholder(s) of [insert name of Target Fund], revoking previous proxies, hereby appoints Mark Czarniecki, Diana R. Gonzalez, Kevin J. McCarthy, Christopher M. Rohrbacher, Mark L. Winget, Gifford R. Zimmerman and Eric F. Fess, or any one of them true and lawful attorneys with power of substitution of each, to vote all shares of [insert name of Target Fund] that the undersigned is entitled to vote at the Special Meeting of Shareholders to be held on April 2, 2019, at 2:00 p.m., Central Time, at the offices of Nuveen, LLC, 333 West Wacker Drive, Chicago, Illinois 60606, and at any adjournment or postponement thereof as indicated on the reverse side. In their discretion, the proxy holders named above are authorized to vote upon such other matters as may properly come before the meeting or any adjournment or postponement thereof.

Receipt of the Notice of the Special Meeting and the accompanying Proxy Statement/Prospectus is hereby acknowledged. The shares of [insert name of Target Fund] represented hereby will be voted as indicated or FOR the proposal if no choice is indicated.

VOTE VIA THE INTERNET: www.proxy-direct.com
VOTE VIA THE TELEPHONE: 1-800-337-3503

PLEASE SIGN, DATE ON THE REVERSE SIDE AND RETURN THE PROXY PROMPTLY USING THE ENCLOSED ENVELOPE.

NSL_29900_n042618

EVERY SHAREHOLDER’S VOTE IS IMPORTANT!

VOTE THIS PROXY CARD TODAY!

Important Notice Regarding the Availability of Proxy Materials for

NUVEEN INVESTMENT FUNDS, INC.

[insert name of Target Fund]

Special Meeting of Shareholders to Be Held on April 2, 2019.

The Proxy Statement/Prospectus for this meeting is available at:

http://www.nuveenproxy.com/Mutual-Fund-Proxy-Information/

IF YOU VOTE ON THE INTERNET OR BY TELEPHONE,

YOU NEED NOT RETURN THIS PROXY CARD

Please detach at perforation before mailing.

In their discretion, the proxy holders are authorized to vote upon such other matters as may properly come before the meeting or any adjournments or postponements thereof.

Properly executed proxies will be voted as specified. If no other specification is made, such shares will be voted “FOR” the proposal.

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS SHOWN IN THIS EXAMPLE: ☒

A	Proposal

		FOR	AGAINST	ABSTAIN

1.	To approve the Agreement and Plan of Reorganization (and the related transactions), which provides for (i) the transfer of all the assets of [insert name of Target Fund] (the “Target Fund”), a series of Nuveen Investment Funds, Inc. (the “Target Corporation”), to [insert name of Acquiring Fund] (the “Acquiring Fund”), a series of TIAA-CREF Funds, in exchange solely for Retail, Advisor and Institutional shares of beneficial interest of the Acquiring Fund and the assumption by the Acquiring Fund of all the liabilities of the Target Fund; and (ii) (x) the pro rata distribution of Retail shares of the Acquiring Fund to the holders of Class A and Class C shares of the Target Fund, (y) the pro rata distribution of Advisor shares of the Acquiring Fund to the holders of Class I of the Target Fund, and (z) the pro rata distribution of Institutional shares of the Acquiring Fund to the holders of Class R6 shares of the Target Fund, in complete liquidation and termination of the Target Fund (the “Reorganization”). A vote in favor of the Reorganization will be considered a vote in favor of an amendment to the Target Corporation’s Articles of Incorporation effecting the Reorganization.	☐	☐	☐

B	Authorized Signatures — This section must be completed for your vote to be counted. — Sign and Date Below

Note:

Please sign exactly as your name(s) appear(s) on this proxy card, and date it. When shares are held jointly, each holder should sign. When signing as attorney, executor, administrator, trustee, guardian, officer of corporation or other entity or in another representative capacity, please give the full title under the signature.

Date (mm/dd/yyyy) — Please print date below	Signature 1 — Please keep signature within the box	Signature 2 — Please keep signature within the box
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        608999900109999999999

∎ xxxxxxxxxxxxxx	NSL 29900	M xxxxxxxx	+

STATEMENT OF ADDITIONAL INFORMATION

Relating to the Respective Acquisition of the Assets and Liabilities of

NUVEEN CORE BOND FUND

NUVEEN CORE PLUS BOND FUND

NUVEEN HIGH INCOME BOND FUND

NUVEEN INFLATION PROTECTED SECURITIES FUND

NUVEEN SHORT TERM BOND FUND

Nuveen Investment Funds, Inc.

333 West Wacker Drive

Chicago, Illinois 60606

Telephone: (312) 917-7700

by

TIAA-CREF BOND FUND

TIAA-CREF BOND PLUS FUND

TIAA-CREF HIGH-YIELD FUND

TIAA-CREF INFLATION-LINKED BOND FUND

TIAA-CREF SHORT-TERM BOND FUND

TIAA-CREF Funds

730 Third Avenue

New York, New York 10017-3206

Telephone: (800) 842-2733

This Statement of Additional Information (“SAI”) is not a prospectus but should be read in conjunction with the Proxy Statement/Prospectus dated February 27, 2019, for use in connection with the special meeting of shareholders of Nuveen Core Bond Fund, Nuveen Core Plus Bond Fund, Nuveen High Income Bond Fund, Nuveen Inflation Protected Securities Fund and Nuveen Short Term Bond Fund (each, a “Target Fund” and collectively, the “Target Funds”), each a series of Nuveen Investment Funds, Inc. (the “Target Corporation”), to be held on April 2, 2019 at 2:00 p.m., Central Time, and at any and all adjournments and postponements thereof (the “Special Meeting”). At the Special Meeting, shareholders of each Target Fund will be asked to approve the reorganizations (each, a “Reorganization” and collectively, the “Reorganizations”) of each Target Fund into a corresponding TIAA-CREF Fund (each, an “Acquiring Fund” and collectively, the “Acquiring Funds”), as illustrated below:

Target Fund		Acquiring Fund

Nuveen Core Bond Fund	g	TIAA-CREF Bond Fund

Nuveen Core Plus Bond Fund	g	TIAA-CREF Bond Plus Fund

Nuveen High Income Bond Fund	g	TIAA-CREF High-Yield Fund

Nuveen Inflation Protected Securities Fund	g	TIAA-CREF Inflation-Linked Bond Fund

Nuveen Short Term Bond Fund	g	TIAA-CREF Short-Term Bond Fund

Each Target Fund and each Acquiring Fund are referred to herein individually as a “Fund” and collectively as the “Funds.” Copies of the Proxy Statement/Prospectus may be obtained at no charge by writing to the Target Corporation at the address shown above or by calling (800) 257-8787.

Further information about each Target Fund is contained in the Target Funds’ SAI dated October 31, 2018 (Accession No. 0001193125-18-309075), as supplemented through the date of this SAI, which is incorporated herein by reference only insofar as it relates to each Target Fund. Further information about each Acquiring Fund is contained in the Acquiring Funds’ SAI dated August 1, 2018 (Accession No. 0000930413-18-002346), as supplemented through the date of this SAI, which is incorporated herein by reference only insofar as it relates to each Acquiring Fund. No other parts are incorporated herein by reference.

The unaudited pro forma financial information attached hereto as Appendix A is intended to present the financial condition of the TIAA-CREF Inflation-Linked Bond Fund, and the corresponding Target Fund, as if the Reorganization had been consummated on September 30, 2018, and the results of operations of the TIAA-CREF Inflation-Linked Bond Fund, and the corresponding Target Fund, as if the Reorganization had taken place on the first day of the 12-month period ended September 30, 2018. The unaudited pro forma financial information attached as Appendix B is intended to present the financial condition of the TIAA-CREF Short-Term Bond Fund, and the corresponding Target Fund, as if the Reorganization had been consummated on September 30, 2018, and the results of operations of the TIAA-CREF Short-Term Bond Fund, and the corresponding Target Fund, as if the Reorganization had taken place on the first day of the 12-month period ended September 30, 2018. Pro forma financial information for the Nuveen Core Bond Fund, Nuveen Core Plus Bond Fund and Nuveen High Income Bond Fund, as well as their corresponding Acquiring Funds, is not required and is therefore not provided.

The audited financial statements and related independent registered public accounting firm’s report for each Target Fund are contained in the Target Funds’ annual report for the fiscal year ended June 30, 2018 (as filed September 6, 2018) (Accession No. 0001193125-18-267975), which is incorporated herein by reference only insofar as it relates to each Target Fund. The audited financial statements and related independent registered public accounting firm’s report for each Acquiring Fund are contained in the Acquiring Funds’ annual report for the fiscal year ended March 31, 2018 (as filed May 30, 2018) (Accession No. 0000930413-18-001941), which is incorporated herein by reference only insofar as it relates to each Acquiring Fund. The unaudited financial statements for each Acquiring Fund are contained in the Acquiring Funds’ semi-annual report for the six months ended September 30, 2018 (as filed November 29, 2018) (Accession No. 0000930413-18-003462), which is incorporated herein by reference only insofar as it relates to each Acquiring Fund. No other parts of the Funds’ annual reports or semi-annual reports are incorporated by reference herein.

The date of this SAI is February 27, 2019.

Pro Forma Portfolio of Investments

Appendix A

Pro Forma Financial Statements for the Reorganization of Nuveen Inflation Protected Securities Fund (the “Target Fund”) into the TIAA-CREF Inflation-Linked Bond Fund (the “Acquiring Fund”).

(Unaudited)

September 30, 2018

PRINCIPAL						VALUE
Nuveen Inflation Protected Securities Fund	TIAA-CREF Inflation-Linked Bond Fund	TIAA-CREF Inflation-Linked Bond Fund Pro Forma	ISSUER (1)	RATE	MATURITY	Nuveen Inflation Protected Securities Fund	TIAA-CREF Inflation-Linked Bond Fund	Pro Forma Adjustments	TIAA-CREF Inflation-Linked Bond Fund Pro Forma
			LONG-TERM INVESTMENTS - 99.0%
			BONDS - 99.0%
			GOVERNMENT BONDS - 97.2%
			AGENCY SECURITIES - 1.1%
$-	$2,364,460	$2,364,460	HNA LLC	2.369%	09/18/27	$-	$2,262,865		$2,262,865
-	9,085,000	9,085,000	Montefiore Medical Center	2.895%	04/20/32	-	8,291,502		8,291,502
-	3,500,000	3,500,000	Private Export Funding Corp (PEFCO)	2.300%	09/15/20	-	3,453,635		3,453,635
-	3,000,000	3,000,000	Private Export Funding Corp (PEFCO)	3.250%	06/15/25	-	2,984,643		2,984,643
1,500,000	-	1,500,000	Quebec Province, (2)	7.500%	07/15/23	1,764,912	-		1,764,912
-	4,934,211	4,934,211	Reliance Industries Ltd	2.444%	01/15/26	-	4,792,290		4,792,290
-	3,000,000	3,000,000	Ukraine Government AID Bonds	1.847%	05/29/20	-	2,950,770		2,950,770
-	15,000,000	15,000,000	Ukraine Government AID Bonds	1.471%	09/29/21	-	14,355,525		14,355,525

$1,500,000	$40,883,671	$42,383,671	Total Agency Securities			1,764,912	39,091,230		40,856,142

			MORTGAGE BACKED - 0.2%
$-	$6,158,585	$6,158,585	Government National Mortgage Association (GMNA)	3.700%	10/15/33	-	6,152,781		6,152,781
-	1,632,784	1,632,784	Government National Mortgage Association (GMNA)	3.870%	10/15/36	-	1,648,107		1,648,107

$ -	$7,791,369	$7,791,369	Total Mortgage Backed			-	7,800,888		7,800,888

			U.S. TREASURY SECURITIES - 95.9%
$-	$44,573,855	$44,573,855	U.S. Treasury Inflation Indexed Obligations, (3)	1.375%	01/15/20	-	44,894,810		44,894,810
25,073,596	164,646,360	189,719,956	U.S. Treasury Inflation Indexed Obligations, (3)	0.125%	04/15/20	24,748,423	162,511,102		187,259,525
-	103,528,295	103,528,295	U.S. Treasury Inflation Indexed Obligations, (3)	1.250%	07/15/20	-	104,719,008		104,719,008

See accompanying notes to pro forma financial statements.

A-1

PRINCIPAL						VALUE
Nuveen Inflation Protected Securities Fund	TIAA-CREF Inflation-Linked Bond Fund	TIAA-CREF Inflation-Linked Bond Fund Pro Forma	ISSUER (1)	RATE	MATURITY	Nuveen Inflation Protected Securities Fund	TIAA-CREF Inflation-Linked Bond Fund	Pro Forma Adjustments	TIAA-CREF Inflation-Linked Bond Fund Pro Forma
$30,067,461	$115,294,313	$145,361,774	U.S. Treasury Inflation Indexed Obligations, (3)	1.125%	01/15/21	$30,249,889	$115,993,837		$146,243,726
35,981,734	164,808,400	200,790,134	U.S. Treasury Inflation Indexed Obligations, (3)	0.125%	04/15/21	35,245,935	161,438,197		196,684,132
-	119,562,808	119,562,808	U.S. Treasury Inflation Indexed Obligations, (3)	0.625%	07/15/21	-	119,259,813		119,259,813
26,722,080	123,602,981	150,325,061	U.S. Treasury Inflation Indexed Obligations, (3)	0.125%	01/15/22	26,065,056	120,563,917		146,628,973
19,973,333	183,930,825	203,904,158	U.S. Treasury Inflation Indexed Obligations, (2), (3)	0.125%	04/15/22	19,408,202	178,726,637		198,134,839
8,372,294	142,460,500	150,832,794	U.S. Treasury Inflation Indexed Obligations, (3)	0.125%	07/15/22	8,170,833	139,032,496		147,203,329
32,769,777	109,177,000	141,946,777	U.S. Treasury Inflation Indexed Obligations, (3)	0.125%	01/15/23	31,729,331	105,710,612		137,439,943
2,029,100	96,889,525	98,918,625	U.S. Treasury Inflation Indexed Obligations, (3)	0.625%	04/15/23	2,003,155	95,650,651		97,653,806
17,109,504	136,984,320	154,093,824	U.S. Treasury Inflation Indexed Obligations, (2), (3)	0.375%	07/15/23	16,777,393	134,325,331		151,102,724
39,389,059	106,653,950	146,043,009	U.S. Treasury Inflation Indexed Obligations, (3)	0.625%	01/15/24	38,868,814	105,245,279		144,114,093
11,918,624	107,723,980	119,642,604	U.S. Treasury Inflation Indexed Obligations, (3)	0.125%	07/15/24	11,452,356	103,509,722		114,962,078
55,129,606	111,716,850	166,846,456	U.S. Treasury Inflation Indexed Obligations, (2), (3)	0.250%	01/15/25	52,910,103	107,219,160		160,129,263
-	102,079,190	102,079,190	U.S. Treasury Inflation Indexed Obligations, (3)	2.375%	01/15/25	-	111,238,115		111,238,115
15,435,282	116,893,700	132,328,982	U.S. Treasury Inflation Indexed Obligations, (3)	0.375%	07/15/25	14,946,297	113,190,544		128,136,841
4,488,390	59,111,688	63,600,078	U.S. Treasury Inflation Indexed Obligations, (2), (3)	2.000%	01/15/26	4,829,335	63,601,914		68,431,249
52,058,569	92,270,460	144,329,029	U.S. Treasury Inflation Indexed Obligations, (3)	0.625%	01/15/26	50,950,291	90,306,109		141,256,400
15,538,657	80,952,410	96,491,067	U.S. Treasury Inflation Indexed Obligations, (2), (3)	0.125%	07/15/26	14,654,492	76,346,134		91,000,626
2,811,667	41,247,787	44,059,454	U.S. Treasury Inflation Indexed Obligations, (3)	2.375%	01/15/27	3,133,331	45,966,665		49,099,996

See accompanying notes to pro forma financial statements.

A-2

PRINCIPAL						VALUE
Nuveen Inflation Protected Securities Fund	TIAA-CREF Inflation-Linked Bond Fund	TIAA-CREF Inflation-Linked Bond Fund Pro Forma	ISSUER (1)	RATE	MATURITY	Nuveen Inflation Protected Securities Fund	TIAA-CREF Inflation-Linked Bond Fund	Pro Forma Adjustments	TIAA-CREF Inflation-Linked Bond Fund Pro Forma
$16,431,187	$91,284,375	$107,715,562	U.S. Treasury Inflation Indexed Obligations, (3)	0.375%	01/15/27	$15,691,570	$87,175,390		$102,866,960
8,313,714	76,749,900	85,063,614	U.S. Treasury Inflation Indexed Obligations, (3)	0.375%	07/15/27	7,945,659	73,352,118		81,297,777
1,798,350	82,430,611	84,228,961	U.S. Treasury Inflation Indexed Obligations, (2), (3)	1.750%	01/15/28	1,925,523	88,259,786		90,185,309
32,692,800	122,087,175	154,779,975	U.S. Treasury Inflation Indexed Obligations, (3)	0.500%	01/15/28	31,385,088	117,203,688		148,588,776
1,207,520	49,958,598	51,166,118	U.S. Treasury Inflation Indexed Obligations, (3)	3.625%	04/15/28	1,498,692	62,005,255		63,503,947
-	30,118,200	30,118,200	U.S. Treasury Inflation Indexed Obligations, (3)	0.750%	07/15/28	-	29,644,858		29,644,858
2,459,027	37,783,334	40,242,361	U.S. Treasury Inflation Indexed Obligations, (3)	2.500%	01/15/29	2,826,440	43,428,696		46,255,136
3,947,346	95,023,955	98,971,301	U.S. Treasury Inflation Indexed Obligations, (3)	3.875%	04/15/29	5,082,157	122,342,104		127,424,261
-	3,549,375	3,549,375	U.S. Treasury Inflation Indexed Obligations, (3)	3.375%	04/15/32	-	4,610,028		4,610,028
3,556,117	-	3,556,117	U.S. Treasury Inflation Indexed Obligations, (2), (3)	2.125%	02/15/40	4,296,049	-		4,296,049
4,539,748	-	4,539,748	U.S. Treasury Inflation Indexed Obligations, (2), (3)	2.125%	02/15/41	5,521,705	-		5,521,705
19,216,102	-	19,216,102	U.S. Treasury Inflation Indexed Obligations, (2), (3)	0.750%	02/15/42	18,034,362	-		18,034,362
22,053,532	-	22,053,532	U.S. Treasury Inflation Indexed Obligations, (2), (3)	0.625%	02/15/43	20,038,850	-		20,038,850
5,336,216	-	5,336,216	U.S. Treasury Inflation Indexed Obligations, (2), (3)	1.375%	02/15/44	5,716,560	-		5,716,560
16,860,528	-	16,860,528	U.S. Treasury Inflation Indexed Obligations, (2), (3)	0.750%	02/15/45	15,669,754	-		15,669,754
5,459,963	-	5,459,963	U.S. Treasury Inflation Indexed Obligations, (2), (3)	0.875%	02/15/47	5,219,739	-		5,219,739
3,730,081	-	3,730,081	U.S. Treasury Inflation Indexed Obligations, (2), (3)	1.000%	02/15/48	3,681,706	-		3,681,706
-	7,500,000	7,500,000	United States Treasury Note	2.750%	05/31/23	-	7,439,062		7,439,062

$542,470,964	$2,920,594,720	$3,463,065,684	Total U.S. Treasury Securities			530,677,090	2,934,911,038		3,465,588,128

			Total Government Bonds (cost $544,941,847, $3,027,481,467 and $3,572,423,314, respectively)			532,442,002	2,981,803,156		3,514,245,158

See accompanying notes to pro forma financial statements.

A-3

PRINCIPAL						VALUE
Nuveen Inflation Protected Securities Fund	TIAA-CREF Inflation-Linked Bond Fund	TIAA-CREF Inflation-Linked Bond Fund Pro Forma	ISSUER (1)	RATE	MATURITY	Nuveen Inflation Protected Securities Fund	TIAA-CREF Inflation-Linked Bond Fund	Pro Forma Adjustments	TIAA-CREF Inflation-Linked Bond Fund Pro Forma
			STRUCTURED ASSETS - 1.5%
			ASSET BACKED - 0.6%
$2,866,050	$-	$2,866,050	Domino’s Pizza Master Issuer LLC, 144A, (3-Month LIBOR reference rate + 1.250% spread), (2), (4)	3.585%	07/25/47	$2,873,817	$-		$2,873,817
2,945,250	-	2,945,250	Dominos Pizza Master Issuer LLC, Series 2017-1A, 144A, (2)	3.082%	07/25/47	2,844,640	-		2,844,640
2,188,125	-	2,188,125	Driven Brands Funding LLC, HONK 2015-1A, 144A, (2)	5.216%	07/20/45	2,247,248	-		2,247,248
2,340,375	-	2,340,375	Focus Brands Funding LLC, Asset Backed Security, 144A, (2)	5.093%	04/30/47	2,372,415	-		2,372,415
98,090	-	98,090	Honor Automobile Trust, Series 2016-1A, 144A, (2)	2.940%	11/15/19	98,090	-		98,090
2,722,500	-	2,722,500	Jimmy Johns Funding LLC, Series 2017-1A, 144A, (2)	3.610%	07/30/47	2,687,543	-		2,687,543
500,000	-	500,000	New Residential Advance Receivable Trust Series 2016-T2, 144A, (2)	4.005%	10/15/49	494,276	-		494,276
2,565,000	-	2,565,000	New Residential Advance Receivable Trust, Series 2017-T1, 144A, (2)	4.002%	02/15/51	2,509,464	-		2,509,464
1,885,000	-	1,885,000	Ocwen Master Advance Receivables Trust, Series OMART 2018-T2, 144A, (2)	4.532%	08/15/50	1,880,759	-		1,880,759
2,500,000	-	2,500,000	Planet Fitness Master Issuer LLC, Series PLNT 2018-1A, 144A, (2)	4.262%	09/05/48	2,494,875	-		2,494,875
1,347,065	-	1,347,065	TCF Auto Receivables Owner trust, Series 2015-2A, 144A, (2)	2.550%	04/15/21	1,345,473	-		1,345,473

$21,957,455	$-	$21,957,455	Total Asset Backed			21,848,600	-		21,848,600

			OTHER MORTGAGE BACKED - 0.9%
$3,000,000	$-	$3,000,000	Bank of America Commercial Mortgage Inc., Commercial Mortgage Pass-Through Certificates, Series 2015-UBS7, (2)	3.167%	09/17/48	2,510,150	-		2,510,150
884,796	-	884,796	Commercial Mortgage Pass Through Certificates Series 2012-CR4, (2)	1.801%	10/17/45	865,677	-		865,677
1,550,000	-	1,550,000	Finance of America Structured Security Trust, Series 2017-HB1, 144A, (2)	3.624%	11/25/27	1,534,764	-		1,534,764
2,465,090	-	2,465,090	Flagstar Mortgage Trust, Series 2017-2, 144A, (2)	3.500%	10/25/47	2,424,577	-		2,424,577

See accompanying notes to pro forma financial statements.

A-4

PRINCIPAL						VALUE
Nuveen Inflation Protected Securities Fund	TIAA-CREF Inflation-Linked Bond Fund	TIAA-CREF Inflation-Linked Bond Fund Pro Forma	ISSUER (1)	RATE	MATURITY	Nuveen Inflation Protected Securities Fund	TIAA-CREF Inflation-Linked Bond Fund	Pro Forma Adjustments	TIAA-CREF Inflation-Linked Bond Fund Pro Forma
$2,005,000	$-	$2,005,000	Freddie Mac Structured Agency Credit Risk Debt Notes, Series STACR 2018-SPI3, 144A, (2)	4.168%	08/25/48	$2,010,955	$-		$2,010,955
2,050,000	-	2,050,000	Goldman Sachs Mortgage Securities Trust, Mortgage Pass Through Certificates, Series 2015-GC32, (2)	3.345%	07/10/48	1,761,889	-		1,761,889
3,073,272	-	3,073,272	Invitation Homes 2018-SFR1 Trust, 144A, (1-Month LIBOR reference rate + 0.700% spread), (2), (4)	2.858%	03/19/37	3,064,271	-		3,064,271
1,427,006	-	1,427,006	Invitation Homes Trust 2017-SFR3, 144A, (1-Month LIBOR reference rate + 0.850% spread), (2), (4)	3.008%	12/19/36	1,430,570	-		1,430,570
2,230,000	-	2,230,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C16, 144A, (2)	4.912%	06/17/47	2,001,889	-		2,001,889
2,000,000	-	2,000,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, 144A, (2)	4.379%	04/17/48	1,769,905	-		1,769,905
2,150,190	-	2,150,190	New Residential Mortgage Loan Trust, Mortgage Pass Through Certificates, Series 2017-6A, 144A, (2)	4.000%	08/25/57	2,156,943	-		2,156,943
2,540,000	-	2,540,000	Sequoia Mortgage Trust 2018-CH4, Series SEMT 2018-CH4, 144A, (2)	4.500%	10/25/48	2,575,736	-		2,575,736
1,083,099	-	1,083,099	Sequoia Mortgage Trust, Mortgage Pass Through Certificates, Series 2017-CH2, 144A, (2)	4.000%	12/25/47	1,089,420	-		1,089,420
3,010,224	-	3,010,224	Shellpoint Co-Originator Trust, Series 2017-2, 144A, (2)	3.500%	10/25/47	2,971,431	-		2,971,431
1,580,000	-	1,580,000	Wells Fargo Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2015-C30, 144A, (2)	4.646%	09/17/58	1,452,193	-		1,452,193
2,370,000	-	2,370,000	WFRBS Commercial Mortgage Trust 2011-C3, Series WFRBS 2011-C3, 144A, (2)	5.335%	03/17/44	2,412,054	-		2,412,054

$33,418,677	$-	$33,418,677	Total Other Mortgage Backed			32,032,424	-		32,032,424

			Total Structured Assets (cost $53,800,822, $0 and $53,800,822, respectively)			53,881,024	-		53,881,024

See accompanying notes to pro forma financial statements.

A-5

PRINCIPAL						VALUE
Nuveen Inflation Protected Securities Fund	TIAA-CREF Inflation-Linked Bond Fund	TIAA-CREF Inflation-Linked Bond Fund Pro Forma	ISSUER (1)	RATE	MATURITY	Nuveen Inflation Protected Securities Fund	TIAA-CREF Inflation-Linked Bond Fund	Pro Forma Adjustments	TIAA-CREF Inflation-Linked Bond Fund Pro Forma
			CORPORATE BONDS - 0.3%
			Automobiles & Components - 0.0%
$ 300,000	$-	$300,000	American & Axle Manufacturing Inc., (2)	6.625%	10/15/22	$306,375	$-		$306,375
465,000	-	465,000	General Motors Corporation, (2)	4.000%	04/01/25	445,727	-		445,727
300,000	-	300,000	Tenneco Inc., (2)	5.375%	12/15/24	281,625	-		281,625

1,065,000	-	1,065,000	Total Automobiles & Components			1,033,727			1,033,727

			Banks - 0.1%
170,000	-	170,000	CIT Group Inc., (2)	5.000%	08/01/23	173,417	-		173,417

			Capital Goods - 0.0%
250,000	-	250,000	Owens Corning Incorporated, (2)	4.200%	12/15/22	250,512	-		250,512

			Commercial & Professional Services - 0.0%
512,000	-	512,000	Covanta Energy Corporation, Synthetic Letter of Credit, (2)	6.375%	10/01/22	522,880	-		522,880
400,000	-	400,000	R.R. Donnelley & Sons Company, (2)	7.875%	03/15/21	424,500	-		424,500

912,000	-	912,000	Total Commercial & Professional Services			947,380			947,380

			Consumer Services - 0.0%
475,000	-	475,000	1011778 BC ULC/New Red Finance Inc., 144A, (2)	4.250%	05/15/24	450,837	-		450,837

			Diversified Financials - 0.0%
475,000	-	475,000	Starwood Property Trust, (2)	5.000%	12/15/21	478,562	-		478,562

			Energy - 0.0%
150,000	-	150,000	Targa Resources Inc., (2)	4.250%	11/15/23	146,438	-		146,438

			Health Care Equipment & Services - 0.1%
200,000	-	200,000	Community Health Systems, Inc., (2), (5)	5.125%	08/01/21	194,500	-		194,500
500,000	-	500,000	HCA Inc., (2)	4.250%	10/15/19	503,750	-		503,750
1,715,000	-	1,715,000	Mayo Clinic Rochester, (2)	3.774%	11/15/43	1,652,659	-		1,652,659

2,415,000	-	2,415,000	Total Health Care Equipment & Services			2,350,909	-		2,350,909

			Materials - 0.1%
300,000	-	300,000	Cemex SAB de CV, 144A, (2)	5.700%	01/11/25	305,250	-		305,250
515,000	-	515,000	CF Industries Inc., (2)	3.450%	06/01/23	496,331	-		496,331
470,000	-	470,000	Freeport-McMoRan Inc., (2)	3.875%	03/15/23	454,687	-		454,687
175,000	-	175,000	Graphic Packaging International Inc., (2)	4.875%	11/15/22	175,875	-		175,875
550,000	-	550,000	Hudbay Minerals Inc., 144A, (2)	7.250%	01/15/23	565,186	-		565,186
130,000	-	130,000	Norbord Inc., 144A, (2)	5.375%	12/01/20	132,275	-		132,275

See accompanying notes to pro forma financial statements.

A-6

PRINCIPAL						VALUE
Nuveen Inflation Protected Securities Fund	TIAA-CREF Inflation-Linked Bond Fund	TIAA-CREF Inflation-Linked Bond Fund Pro Forma	ISSUER (1)	RATE	MATURITY	Nuveen Inflation Protected Securities Fund	TIAA-CREF Inflation-Linked Bond Fund	Pro Forma Adjustments	TIAA-CREF Inflation-Linked Bond Fund Pro Forma
$ 250,000	$-	$250,000	NOVA Chemicals Corporation, 144A, (2)	5.250%	08/01/23	$249,062	$-		$249,062

2,390,000	-	2,390,000	Total Materials			2,378,666	-		2,378,666

			Media - 0.0%
200,000	-	200,000	Charter Communications, CCO Holdings LLC, (2)	5.125%	02/15/23	200,750	-		200,750

			Real Estate - 0.0%
200,000	-	200,000	Realogy Group LLC / Realogy Co-Issuer Corporation, 144A, (2)	5.250%	12/01/21	201,000	-		201,000
400,000	-	400,000	Vereit Operating Partnership LP, (2)	3.000%	02/06/19	399,958	-		399,958

600,000	-	600,000	Total Real Estate			600,958	-		600,958

			Technology Hardware & Equipment - 0.0%
500,000	-	500,000	NCR Corporation, (2)	5.000%	07/15/22	495,938	-		495,938

			Telecommunication Services - 0.0%
400,000	-	400,000	CenturyLink Inc., (2)	5.625%	04/01/20	407,000	-		407,000
200,000	-	200,000	CenturyLink Inc., (2), (5)	6.750%	12/01/23	207,750	-		207,750
200,000	-	200,000	Sprint Communications Inc., 144A, (2)	7.000%	03/01/20	207,500	-		207,500
400,000	-	400,000	Telecom Italia SpA, 144A, (2)	5.303%	05/30/24	388,500	-		388,500

1,200,000	-	1,200,000	Total Telecommunication Services			1,210,750	-		1,210,750

			Transportation - 0.0%
315,777	-	315,777	American Airlines Inc., Pass Through Trust 2013-2B, 144A, (2)	5.600%	07/15/20	321,303	-		321,303
255,000	-	255,000	The Hertz Corporation, 144A, (2)	7.625%	06/01/22	251,813	-		251,813

570,777	-	570,777	Total Transportation			573,116	-		573,116

$11,372,777	$-	$11,372,777	Total Corporate Bonds (cost $11,442,001, $0 and $11,442,001)			11,291,960	-		11,291,960

			Total Bonds (cost $610,184,670, $3,027,481,467 and $3,637,666,137, respectively)			597,614,986	2,981,803,156		3,579,418,142

			Total Long-Term Investments (cost $610,184,670, $3,027,481,467 and $3,637,666,137, respectively)			597,614,986	2,981,803,156		3,579,418,142

See accompanying notes to pro forma financial statements.

A-7

SHARES							VALUE
Nuveen Inflation Protected Securities Fund	TIAA-CREF Inflation-Linked Bond Fund	TIAA-CREF Inflation-Linked Bond Fund Pro Forma		ISSUER (1)	RATE		Nuveen Inflation Protected Securities Fund	TIAA-CREF Inflation-Linked Bond Fund	Pro Forma Adjustments		TIAA-CREF Inflation-Linked Bond Fund Pro Forma
				INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.0% (9)
				Money Market Funds - 0.0%
415,500	-	-	(9)	First American Government Obligations Fund, Class X, (6)	1.978	%(7)	$415,500	$-	$(415,500	)(9)	$-

				Total Investments Purchased with Collateral from Securities Lending (cost $415,500, $0 and $0 (9), respectively)			415,500	-	(415,500	)(9)	-

				SHORT-TERM INVESTMENTS - 0.2%
				Money Market Funds - 0.2%
8,034,642	-	8,034,642		First American Treasury Obligations Fund, Class Z, (2)	1.958	%(7)	$8,034,642	$-			$8,034,642

				Total Short-Term Investments (cost $8,034,642, $0 and $8,034,642)			8,034,642	-			8,034,642

				Total Investments (cost $618,634,812, $3,027,481,467 and $3,645,700,779, respectively) - 99.2%			606,065,128	2,981,803,156	(415,500	)(9)	3,587,452,784

				Other Assets Less Liabilities - 0.8% (8)			(220,240)	29,541,656	(479,134	)(9),(10)	28,842,282

				Net Assets-100%			$605,844,888	$3,011,344,812	$(894,634)		$3,616,295,066

See accompanying notes to pro forma financial statements.

A-8

Investments in Derivatives

Futures Contracts

Description	Contract Position	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Nuveen Inflation Protected Securities Fund:
U.S. Treasury 2-Year Note	Short	(432)	12/18	$(91,236,840)	$(91,037,250)	$199,590
U.S. Treasury 5-Year Note	Short	(188)	12/18	(21,287,497)	(21,145,594)	141,903
U.S. Treasury 10-Year Note	Long	145	12/18	17,315,138	17,223,281	(91,857)
U.S. Treasury Long Bond	Short	(33)	12/18	(4,747,198)	(4,636,500)	110,698
U.S. Treasury Ultra 10-Year Note	Short	(58)	12/18	(7,365,806)	(7,308,000)	57,806
U.S. Treasury Ultra Bond	Long	22	12/18	3,510,227	3,394,187	(116,040)

Total Nuveen Inflation Protected Securities Fund				$(103,811,976)	$(103,509,876)	$302,100

TIAA-CREF Inflation-Linked Bond Fund:
U.S. Treasury 10-Year Note	Short	(250)	12/18	$(29,981,794)	$(29,695,312)	$286,482

TIAA-CREF Inflation-Linked Bond Fund Pro Forma				$(133,793,770)	$(133,205,188)	$588,582

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of the Pro Forma Portfolio of Investments, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on the Acquiring Fund Pro Forma’s net assets.
(2)	It is currently anticipated that the security, or a portion of the security, may be disposed following the Reorganization. Actual portfolio sales will depend on portfolio composition, market conditions and other factors at the time of the Reorganization.
(3)	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
(4)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(5)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $402,250.
(6)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.
(7)	The rate shown is the annualized seven-day subsidized yield as of the end of the reporting period.
(8)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the unrealized appreciation (depreciation) of OTC cleared and exchange-traded derivatives, when applicable.
(9)	The Acquiring Fund Pro Forma is currently not expected to engage in securities lending. See Pro Forma Statement of Assets and Liabilities-Pro Forma Adjustments.
(10)	Assumes the Target Fund will be required to distribute its tax basis undistributed net investment income of $1,515,434 to its shareholders prior to the Reorganization. The Acquiring Fund Pro Forma assumes that such distributions were reinvested in the Target Fund shares using estimated reinvestment rates of 52%, 91%, 35%, 99% and 30% for Class A, Class C, Class R3, Class R6 and Class I, respectively, resulting in a total cash distribution for the Target Fund of $894,634. See Pro Forma Statement of Assets and Liabilities-Pro Forma Adjustments.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
LIBOR	London Inter-Bank Offered Rate

See accompanying notes to pro forma financial statements.

A-9

Pro Forma Statements of Assets and Liabilities

September 30, 2018 (Unaudited)

	Nuveen Inflation Protected Securities Fund	TIAA-CREF Inflation-Linked Bond Fund	Pro Forma Adjustments		TIAA-CREF Inflation-Linked Bond Fund Pro Forma
Assets
Portfolio investments, at value*	$605,649,628	$2,981,803,156			$3,587,452,784
Investments purchased with collateral from securities lending, at value*	415,500	—	(415,500	)(a)	—
Cash**	413,502	8,973,995			9,387,497
Due from affiliates	—	8,785			8,785
Due from broker	504	—			504
Receivable from securities transactions	—	13,579,235			13,579,235
Receivable from Fund shares sold	1,683,747	1,073,968,901			1,075,652,648
Dividends and interest receivable	1,050,712	6,869,305			7,920,017
Receivable for variation margin on open futures contracts	7,854	287,109			294,963
Other	73,960	177,549			251,509
Total assets	609,295,407	4,085,668,035	(415,500)		4,694,547,942
Liabilities
Management fees payable	114,740	98,474			213,214
Service agreement fees payable	—	8,350			8,350
Shareholder servicing agent fees	369,353	—			369,353
12b-1 distribution and service fees	25,238	—			25,238
Distribution fees payable	—	22,373			22,373
Payable from collateral from securities lending program	415,500	—	(415,500	)(a)	—
Payable for securities transactions	—	14,037,474			14,037,474
Payable for Fund shares redeemed	1,310,228	1,059,874,742			1,061,184,970
Payable for variation margin on open futures contracts	36,958	—			36,958
Payable for dividends	1,023,532	—	894,634	(b)	1,918,166
Payable for trustee compensation	31,915	177,666			209,581
Accrued expenses and other payables	123,055	104,144			227,199
Total liabilities	3,450,519	1,074,323,223	479,134		1,078,252,876
Net assets	$605,844,888	$3,011,344,812	$(894,634)		$3,616,295,066

Net assets consist of:
Paid-in-capital	$621,177,371	$3,037,079,305	620,800	(b)	$3,658,877,476
Undistributed net investment income (loss)	1,515,434	22,302,816	(1,515,434	)(b)	22,302,816
Accumulated net realized gain (loss) on total investments	(4,580,333)	(2,645,480)			(7,225,813)
Net unrealized appreciation (depreciation) on total investments	(12,267,584)	(45,391,829)			(57,659,413)
Net assets	$605,844,888	$3,011,344,812	(894,634)		$3,616,295,066

See accompanying notes to pro forma financial statements.

A-10

	Nuveen Inflation Protected Securities Fund	TIAA-CREF Inflation-Linked Bond Fund	Pro Forma Adjustments		TIAA-CREF Inflation-Linked Bond Fund Pro Forma
Class A Shares
Net assets	$88,423,149	$—	$(88,423,149	)(b)	$—
Outstanding shares of beneficial interest, 2 billion shares authorized ($.0001 par value)	8,234,369	—	(8,234,369	)(c)	—
Net asset value per share	$10.74	$—			$—
Offering price per share (NAV per share plus maximum sales charge of 4.25% of offering price)	$11.22	$—			$—
Class C Shares
Net assets	$5,487,607	$—	$(5,487,607	)(b)	$—
Outstanding shares of beneficial interest, 2 billion shares authorized ($.0001 par value)	519,706	—	(519,706	)(c)	—
Net asset value per share	$10.56	$—			$—
Class R3 Shares
Net assets	$5,110,484	$—	$(5,110,484	)(b)	$—
Outstanding shares of beneficial interest, 2 billion shares authorized ($.0001 par value)	480,317	—	(480,317	)(c)	—
Net asset value per share	$10.64	$—			$—
Class R6 Shares
Net assets	$62,862,842	$—	$(62,862,842	)(b)	$—
Outstanding shares of beneficial interest, 2 billion shares authorized ($.0001 par value)	5,742,142	—	(5,742,142	)(c)	—
Net asset value per share	$10.95	$—			$—
Class I Shares
Net assets	$443,960,806	$—	$(443,960,806	)(b)	$—
Outstanding shares of beneficial interest, 2 billion shares authorized ($.0001 par value)	40,866,590	—	(40,866,590	)(c)	—
Net asset value per share	$10.86	$—			$—
Institutional Class:
Net assets	$—	$1,601,256,507	$62,861,270	(b)	$1,664,117,777
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	—	143,826,613	5,646,289	(c)	149,472,902
Net asset value per share	$—	$11.13			$11.13
Advisor Class:
Net assets	$—	$295,859	$443,183,453	(b)	$443,479,312
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	—	26,576	39,809,519	(c)	39,836,095
Net asset value per share	$—	$11.13			$11.13

See accompanying notes to pro forma financial statements.

A-11

	Nuveen Inflation Protected Securities Fund	TIAA-CREF Inflation-Linked Bond Fund	Pro Forma Adjustments		TIAA-CREF Inflation-Linked Bond Fund Pro Forma
Premier Class:
Net assets	$—	$3,552,227			$3,552,227
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	—	319,693			319,693
Net asset value per share	$—	$11.11			$11.11
Retirement Class:
Net assets	$—	$240,172,361			$240,172,361
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	—	21,418,653			21,418,653
Net asset value per share	$—	$11.21			$11.21
Retail Class:
Net assets	$—	$106,604,306	$98,905,531	(b)	$205,509,837
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	—	9,819,510	9,110,343	(c)	18,929,853
Net asset value per share	$—	$10.86			$10.86
Class W:
Net assets	$—	$1,059,463,552			$1,059,463,552
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	—	95,189,994			95,189,994
Net asset value per share	$—	$11.13			$11.13
* Portfolio investments, cost	$618,634,812	$3,027,481,467	$(415,500)		$3,645,700,779
** Includes cash collateral for open futures contracts of	$413,500	$262,500			$676,000

(a)	The Acquiring Fund Pro Forma is currently not expected to engage in securities lending.
(b)

Assumes the Target Fund will be required to distribute its tax basis undistributed net investment income of $1,515,434 to its shareholders prior to the Reorganization. The Acquiring Fund Pro Forma assumes that such distributions were reinvested in the Target Fund shares using estimated reinvestment rates of 52%, 91%, 35%, 99% and 30% for Class A, Class C, Class R3, Class R6 and Class I, respectively, resulting in a total cash distribution for the Target Fund of $894,634.

(c)

Reflects the issuance by the Acquiring Fund of approximately 8,135,016 Retail Class shares, 505,358 Retail Class shares, 469,969 Retail Class shares, 5,646,289 Institutional Class shares, and 39,809,519 Advisor Class shares to Class A, Class C, Class R3, Class R6, and Class I shareholders, respectively, of the Target Fund in connection with the Reorganization.

See accompanying notes to pro forma financial statements.

A-12

Pro Forma Statement of Operations

Year ended September 30, 2018 (Unaudited)

	Nuveen Inflation Protected Securities Fund	TIAA-CREF Inflation-Linked Bond Fund	Pro Forma Adjustments		TIAA-CREF Inflation-Linked Bond Fund Pro Forma
Investment Income
Interest	$20,703,450	$91,981,575			$112,685,025
Dividends	3,625	—			3,625
Securities lending income	9,541	—	(9,541	)(a)	—
Total income	20,716,616	91,981,575	(9,541)		$112,688,650
Expenses
Management fees	2,471,538	6,911,828	(1,055,368	)(b)	8,327,998
Shareholder servicing – Institutional Class	—	5,343	541	(c)	5,884
Shareholder servicing – Advisor Class	—	(404)	494,423	(c)	494,019
Shareholder servicing – Premier Class	—	47	—		47
Shareholder servicing – Retirement Class	—	578,470	—		578,470
Shareholder servicing – Retail Class	—	85,500	1,696	(c)	87,196
12b-1 service fees – Class A Shares	250,909	—	(250,909	)(d)	—
12b-1 distribution and service fees – Class C Shares	88,890	—	(88,890	)(d)	—
12b-1 distribution and service fees – Class R3 Shares	27,431	—	(27,431	)(d)	—
Distribution fees – Premier Class	—	11,586	—		11,586
Distribution fees – Retail Class	—	278,023	286,846	(d)	564,869
Shareholder servicing agent fees	1,414,635	—	(1,414,635	)(e)	—
Professional fees	87,292	66,473	(85,389	)(e)	68,376
Registration fees	89,461	109,319	(89,461	)(e)	109,319
Administrative service fees	—	158,301	11,966	(c)	170,267
Trustee fees and expenses	20,107	21,440	(6,299	)(e)	35,248
Other expenses	200,717	188,554	(168,519	)(e)	220,752
Total expenses	4,650,980	8,414,480	(2,391,429)		10,674,031
Less: Expenses reimbursed by the investment adviser	(1,149,041)	873	1,148,168	(f)	—
Fee waiver by investment adviser and TPIS	—	(23)	—		(23)
Net expenses	3,501,939	8,415,330	(1,243,261)		10,674,008
Net investment income (loss)	17,214,677	83,566,245	1,233,720		102,014,642
Net Realized and Unrealized Gain (Loss) on Total Investments
Realized gain (loss):
Portfolio investments	(641,142)	(2,307,840)			(2,948,982)
Futures contracts	1,058,566	1,064,155			2,122,721
Net realized gain (loss) on total investments	417,424	(1,243,685)	—		(826,261)
Change in unrealized appreciation (depreciation) on:
Portfolio investments	(15,980,459)	(76,093,769)			(92,074,228)
Futures contracts	24,856	245,686			270,542
Net change in unrealized appreciation (depreciation) on total investments	(15,955,603)	(75,848,083)	—		(91,803,686)
Net realized and unrealized gain (loss) on total investments	(15,538,179)	(77,091,768)	—		(92,629,947)
Net increase (decrease) in net assets from operations	$1,676,498	$6,474,477	$1,233,720		$9,384,695

See accompanying notes to pro forma financial statements.

A-13

(a)	The Acquiring Fund Pro Forma is currently not expected to engage in securities lending.
(b)	Reflects the impact of applying the Acquiring Fund’s management fee schedule to the Acquiring Fund Pro Forma’s average net assets.
(c)	Anticipated increase of expenses as a result of the Reorganization.
(d)	Reflects the impact of applying the Acquiring Fund’s distribution fee rates to the Target Fund’s Class A, Class C and Class R3 average net assets, as applicable.
(e)	Anticipated reduction of expenses as a result of the Reorganization.
(f)	Reflects the reduction in expense reimbursement payments if the Reorganization had occurred on the first day of the 12-month period ended September 30, 2018.

See accompanying notes to pro forma financial statements.

A-14

Notes to Pro Forma Financial Statements (Unaudited)

Note 1 – Basis of Combination

The accompanying unaudited pro forma financial statements are presented to show the effect of the proposed reorganization of the Nuveen Inflation Protected Securities Fund (the “Target Fund”) into the TIAA-CREF Inflation-Linked Bond Fund (the “Acquiring Fund”) (the “Reorganization”). The Acquiring Fund and the Target Fund are series of open-end management investment companies registered under the Investment Company Act of 1940, as amended. The unaudited pro forma financial information is for informational purposes only and does not purport to be indicative of the financial condition that actually would have resulted if the Reorganization had been consummated. These pro forma numbers have been estimated in good faith based on information regarding the Target Fund and the Acquiring Fund as of September 30, 2018.

Under the terms of the Reorganization, the combination of the Target Fund and the Acquiring Fund (the “Acquiring Fund Pro Forma” or the “Fund”) will be accounted for as a tax-free reorganization for federal income tax purposes; therefore, no gain or loss will be recognized by the Acquiring Fund or its shareholders as a result of the Reorganization. For financial reporting purposes, the historical cost basis of investment securities will be carried forward to the surviving fund to align ongoing reporting of the realized and unrealized gains and losses of the surviving fund. The Reorganization will be accomplished by an acquisition of all the assets and the assumption of all the liabilities of the Target Fund by the Acquiring Fund in exchange for shares of the Acquiring Fund and the distribution of such shares to the Target Fund’s shareholders in complete liquidation of the Target Fund. The Pro Forma Portfolio of Investments and the Pro Forma Statement of Assets and Liabilities are presented for the Target Fund, the Acquiring Fund and the Acquiring Fund Pro Forma as of September 30, 2018. The Pro Forma Statement of Operations is presented for the Target Fund, the Acquiring Fund and the Acquiring Fund Pro Forma for the period from October 1, 2017 through September 30, 2018 (the “Reporting Period”).

Following the Reorganization, the Acquiring Fund will be the surviving fund. The surviving fund will have the portfolio management team, portfolio composition, strategies and investment objectives, policies and restrictions of the Acquiring Fund. No significant accounting policies will change as a result of the Reorganization, specifically policies regarding security valuation or compliance with Subchapter M of the Internal Revenue Code of 1986, as amended. No significant changes to any existing contracts of the Acquiring Fund are expected as a result of the Reorganization.

If the Reorganization had occurred as of September 30, 2018, securities held by the Target Fund would have been disposed of due to the different investment styles used in managing the investment portfolios of the Target Fund and the Acquiring Fund. As a result of these sales, it is estimated that approximately 45% of the Target Fund’s portfolio as of September 30, 2018, would have been sold if the Reorganization had occurred on that date. It is also estimated that such portfolio repositioning would have resulted in realized losses of approximately $4.8 million (approximately $0.09 per share) and transaction costs of approximately $243,750 (less than $0.01 per share) for the Target Fund, based on average commission rates normally paid by the Target Fund, if such sales occurred on September 30, 2018.

The total direct costs of the Reorganization, other than transactional costs, are estimated to be $449,000. Nuveen will pay the direct costs of the Reorganization whether or not the Reorganization is approved or completed.

The accompanying pro forma financial statements and notes to the pro forma financial statements should be read in conjunction with the June 30, 2018 annual report of the Target Fund and the March 31, 2018 annual report and the September 30, 2018 semi-annual report of the Acquiring Fund.

A-15

Note 2 – organization and significant accounting policies

TIAA-CREF Funds (the “Trust”) is a Delaware statutory trust that is registered with the U.S. Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

The Fund offers its shares, without a sales load, through its principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors, LLC (“Advisors”), a wholly owned indirect subsidiary of TIAA, is registered with the Commission as an investment adviser and provides investment management services for the Fund. The Fund offers Institutional Class, Advisor Class, Premier Class, Retirement Class, Retail Class and Class W shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class. Class W was made available for sale by the Fund on September 28, 2018 pursuant to an amendment to the Trust’s registration statement filed with the Commission.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Fund is an investment company and follows the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services – Investment Companies. The Net Asset Value (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Fund.

Security valuation: Investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter accreting or amortizing any discount or premium to its face value at a constant rate until maturity.

Investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Interest income is recorded as earned and includes accretion of discounts and amortization of premiums using the effective yield method. Dividend income is recorded on the ex- dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain.

Income, expenses, realized gains and losses and unrealized appreciation and depreciation of the Fund are allocated on a pro rata basis to each class of shares, except for service agreement fees, distribution fees and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed are allocated to each fund in the Trust based upon the average net assets of each fund.

Foreign currency transactions and translation: Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day using exchange rates obtained from an independent third party. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Distributions to shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

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Income taxes: The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (“Code”) and will not be subject to income taxes to the extent that it distributes all taxable income each year and complies with various other Code requirements. The Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. The Fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Fund’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

As of September 30, 2018, the Fund had capital loss carryovers, which will not expire, of $4,745,938 (not including estimated losses from repositioning the Target Fund’s portfolio as part of the Reorganization discussed in Note 1).

Foreign taxes: The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Fund invests.

Trustee compensation: The Fund pays the members of the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Fund until paid. Amounts payable to the trustees for compensation are included separately in the accompanying Pro Forma Statements of Assets and Liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the Pro Forma Statements of Operations.

New accounting pronouncement: In August 2018, FASB issued ASU 2018-13, Fair Value Measurement: Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurements. ASU 2018-13 modifies the disclosures required for fair value measurements. This guidance is effective for fiscal years beginning after December 15, 2019. Management is currently evaluating the impact of this guidance.

New rule issuances: In October 2016, the Commission issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. This final rule modernizes investment company reporting by requiring the filing of new Forms N-CEN and N-PORT, and amends Regulation S-X disclosures related to derivatives and other disclosures in the financial statements and various filings. The requirements of this final rule in relation to Form N-CEN must be complied with by June 1, 2018. In December 2017, the Commission issued Temporary Final Rule Release No. 33-10442, which delayed the filing requirements related to Form N-PORT from June 1, 2018 to April 2019, but still requires the Fund to maintain the data that would have been filed on Form N-PORT during the deferral period. Form N-CEN and the data requirements of Form N-PORT were implemented on June 1, 2018 and did not have an impact on net assets.

In October 2016, the Commission issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This final rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds’ liquidity. The requirements of this final rule, in relation to the implementation of the liquidity risk management program and the 15% illiquid investment limit, must be adopted by December 1, 2018. In February 2018, the Commission issued Release No. IC-33142, which delayed the compliance requirements related to liquidity classification, highly liquid investment minimums, and board approval of the liquidity risk management programs from December 1, 2018 to June 1, 2019. Management is currently assessing the impact of this rule to the Fund’s financial statements and various filings.

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In August 2018, the Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This final rule amends certain disclosure requirements that have become redundant, duplicative, overlapping, outdated, or superseded, in light of other Commission disclosure requirements, U.S. GAAP or changes in the information environment. This rule eliminates the requirements for funds to present the components of distributable earnings on the balance sheet and parenthetically on the statement of changes in net assets. The final rule is effective November 5, 2018. Management will implement the above changes for year ends occurring after the effective date of this issuance.

Note 3 – valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value follows:

Debt securities: Debt securities will generally be valued using prices provided by a pricing service that may employ various indications of value including, but not limited to, broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized as Level 2 of the fair value hierarchy; in instances where prices, yields or any other key inputs are unobservable, they are categorized as Level 3 of the hierarchy.

Investments in registered investment companies: These investments are valued at their NAV on the valuation date. These investments are categorized as Level 1 of the fair value hierarchy.

Futures contracts: Stock and bond index futures contracts, which are traded on commodity exchanges, are valued at the last sale price as of the close of such commodity exchanges and are categorized as Level 1 of the fair value hierarchy.

Any portfolio security for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. To the extent the inputs are observable and timely, the values would be categorized as Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

Transfers between levels are recognized at the end of the reporting period.

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The following table summarizes the market value of the Fund’s investments as of September 30, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
Government bonds	$—	$3,514,245,158	$—	$3,514,245,158
Structured assets	—	53,881,024	—	53,881,024
Corporate bonds	—	11,291,960	—	11,291,960
Money Market Funds	8,034,642	—	—	8,034,642
Futures contracts*	588,582	—	—	588,582
Total	$8,623,224	$3,579,418,142	$—	$3,588,041,366

*	Derivative instruments are not reflected in the market value of portfolio of investments.

Note 4 – derivative instruments

As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Derivatives require little or no initial investment and permit or require net settlement. The Fund values derivatives at fair value.

At September 30, 2018, the Fund has invested in derivative contracts which are reflected in the Pro Forma Statements of Assets and Liabilities as follows:

	Asset derivatives		Liabilities derivatives
Derivative contract	Location	Fair value amount	Location	Fair value amount
Interest-rate contracts	Futures Contracts*	$168,504	Futures Contracts*	$627,975
	Futures Contracts*	(91,857)	Futures contracts*	(116,040)
Total		$76,647		$511,935

*

The fair value presented includes cumulative gain (loss) on open futures and centrally cleared swap contracts; however, the value reflected on the accompanying Statements of assets and liabilities is only the receivable or payable for variation margin on open futures and swap contracts.

For the period ended September 30, 2018, the effect of derivative contracts on the Fund’s Pro Forma Statements of Operations was as follows:

Derivative contracts	Location	Realized gain (loss)	Change in unrealized appreciation (depreciation)
Interest rate contracts	Futures contracts	$2,122,721	$270,542

Futures contracts: The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund uses futures contracts to manage exposure to the bond markets and to fluctuations in interest rates.

Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract, and variation margin receipts or payments are settled daily reflecting changes in the value of the futures contracts. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts or if the counterparties do not perform in accordance with contractual provisions. With futures contracts, there is minimal counterparty credit risk to the Fund since futures contracts are exchange-traded and

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the exchange’s clearinghouse, as counterparty to all exchange-traded funds, guarantees the futures contracts against default. During the period ended September 30, 2018, the Fund had exposure to futures contracts. The futures contracts outstanding as of September 30, 2018 are disclosed in Pro Forma Portfolio of Investments.

Note 5 – investment adviser and affiliates

Under the terms of the Investment Management Agreement with respect to the Fund, Advisors provide asset management services to the Fund for an annual fee, payable monthly. The Fund has entered into an Administrative Service Agreement with Advisors under which the Fund pays Advisors for its costs in providing certain administrative and compliance services to the Fund.

Under the terms of a Retirement Class Service Agreement with respect to the Fund, the Retirement Class of the Fund incurs an annual fee, payable monthly to Advisors, for certain administrative costs associated with the maintenance of Retirement Class shares on retirement plan or other platforms. Substantially all of the Retirement Class shareholder servicing fees reported on the Pro Forma Statements of Operations is paid to Advisors under the Retirement Class Service Agreement. Under the terms of a distribution Rule 12b-1 plan, the Retail Class of the Fund compensates TPIS for providing distribution, promotional, and/or shareholder services to the Retail Class of the Fund at the annual rate of 0.25% of the average daily net assets attributable to the Fund’s Retail Class. The Premier Class of the Fund is subject to a distribution Rule 12b-1 plan that compensated TPIS for providing distribution, promotional and/or shareholder services to the Premier Class of the Fund at the annual rate of 0.15% of the average daily net assets attributable to the Fund’s Premier Class.

Advisors has contractually agreed to waive and/or reimburse Class W’s Management fees and Other expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses, Trustee expenses and extraordinary expenses) in their entirety. Advisors expects this waiver and/or reimbursement to remain in effect permanently, unless changed with approval of the Board of Trustees.

Advisors has agreed to reimburse the Fund if its total expense ratio (excluding interest, taxes, brokerage and other transactional expenses, acquired fund fees and expenses and extraordinary expenses) exceeds certain percentages. As of September 30, 2018, the investment management fee, service agreement fee, distribution fee and maximum expense amounts (after waivers and reimbursements) are equal to the following noted annual percentage of average daily net assets for each class:

	Investment management fee range	Investment management fee – effective rate	Service agreement fee	Distribution fee		Maximum expense amounts‡
Fund			Retirement Class	Premier Class	Retail Class	Institutional Class	Advisor Class	Premier Class	Retirement Class	Retail Class	Class W§
Inflation-Linked Bond*	0.20%–0.25%	0.24%	0.25%	0.15%	0.25%	0.30%	0.45%	0.45%	0.55%	0.65%	0.30%

*	The Fund is subject to a breakpoint schedule on its investment management fees, which reduces these fees as the Fund’s net assets increase.
‡

Maximum expense amounts reflect all expenses excluding interest, taxes, brokerage and other transactional expenses, acquired fund fees and expenses and extraordinary expenses. The expense reimbursement arrangements will continue through at least July 31, 2020. The reimbursement arrangements can only be changed with the approval of the Board of Trustees.

§

Advisors has contractually agreed to waive and/or reimburse Class W’s Management fees and Other expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, acquired fund fees and expenses, Trustee expenses and extraordinary expenses) in their entirety. Advisors expects this waiver and/or reimbursement to remain in effect permanently, unless changed with approval of the Board of Trustees.

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The Fund may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions. For the period ended September 30, 2018, these transactions did not materially impact the Fund.

Note 6 – investments

Repurchase agreements: The Fund may enter into repurchase agreements with banks or broker-dealers. Repurchase agreements involve the purchase of securities from an institution, subject to the seller’s agreement to repurchase and the Fund’s agreement to resell such securities at a mutually agreed-upon price. Pursuant to the terms of the repurchase agreement, securities purchased subject to repurchase agreements must have an aggregate market value greater than or equal to the agreed-upon repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next business day. If a request for additional collateral is not met, or if the seller defaults on its repurchase obligation, the Fund maintains the right to sell the underlying securities at market value and pursue a claim for any remaining loss against the seller.

Securities purchased on a when-issued or delayed-delivery basis: The Fund may purchase securities on a when-issued or delayed-delivery basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time the Fund enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments. Amounts receivable and/or payable for these transactions are reflected separately in the Pro Forma Statements of Assets and Liabilities.

Treasury Inflation-Protected Securities: The Fund may invest in Treasury Inflation-Protected Securities, specially structured bonds in which the principal amount is adjusted periodically to keep pace with inflation, as measured by the U.S. Consumer Price Index. The adjustments for interest income due to inflation or deflation are reflected in interest income in the Pro Forma Statements of Operations.

Restricted securities: Restricted securities held by the Fund, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

Note 7 – line of credit

The Fund participates in a $1.25 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. The current facility was entered into on June 19, 2018 expiring on June 18, 2019, replacing the previous $1.5 billion facility, which expired June 2018. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing accounts or mutual funds at a specified rate of interest. The Fund is not liable for borrowings under the facility by other affiliated accounts or mutual funds. For the period ended September 30, 2018, there were no borrowings under this credit facility by the Fund.

Note 8 – indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and that provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Also, under the Fund’s organizational documents, the trustees and officers of the Fund are indemnified against certain liabilities that may arise out of their duties to the Fund. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be unlikely.

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Pro Forma Portfolio of Investments

Appendix B

Pro Forma Financial Statements for the Reorganization of Nuveen Short Term Bond Fund (the “Target Fund”) into the TIAA-CREF Short-Term Bond Fund (the “Acquiring Fund”).

(Unaudited)

September 30, 2018

PRINCIPAL							VALUE
Nuveen Short Term Bond Fund	TIAA-CREF Short-Term Bond Fund	TIAA-CREF Short-Term Bond Fund Pro Forma	ISSUER (1)	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	Nuveen Short Term Bond Fund	TIAA-CREF Short-Term Bond Fund	Pro Forma Adjustments	TIAA-CREF Short-Term Bond Fund Pro Forma
			LONG-TERM INVESTMENTS - 101.6%
			BANK LOAN OBLIGATIONS - 2.2%
			CAPITAL GOODS - 0.1%
$ -	$1,275,872	$1,275,872	AECOM, (2)	LIBOR 1 M + 1.750%	3.990%	03/13/25	$-	$1,277,862		$1,277,862
-	788,000	788,000	American Builders & Contractors Supply Co, Inc, (2)	LIBOR 1 M + 2.000%	4.240%	10/31/23	-	785,400		785,400

-	2,063,872	2,063,872	TOTAL CAPITAL GOODS				-	2,063,262		2,063,262

			COMMERCIAL & PROFESSIONAL SERVICES - 0.1%
-	1,047,389	1,047,389	Aramark Services, Inc, (2)	LIBOR 3 M + 1.750%	4.080%	03/28/24	-	1,048,698		1,048,698
-	1,975,000	1,975,000	Clean Harbors, Inc, (2)	LIBOR 1 M + 1.750%	3.990%	06/28/24	-	1,979,325		1,979,325

-	3,022,389	3,022,389	TOTAL COMMERCIAL & PROFESSIONAL SERVICES				-	3,028,023		3,028,023

			CONSUMER DURABLES & APPAREL - 0.1%
-	2,493,719	2,493,719	Hanesbrands, Inc, (2)	LIBOR 1 M + 1.750%	3.990%	12/16/24	-	2,504,641		2,504,641
-	174,563	174,563	Samsonite IP Holdings Sarl, (2)	LIBOR 1 M + 1.750%	3.990%	04/25/25	-	174,381		174,381

-	2,668,282	2,668,282	TOTAL CONSUMER DURABLES & APPAREL				-	2,679,022		2,679,022

			CONSUMER SERVICES - 0.2%
-	2,130,847	2,130,847	Hilton Worldwide Finance LLC, (2)	LIBOR 1 M + 1.750%	3.970%	10/25/23	-	2,140,265		2,140,265
-	417,592	417,592	Prime Security Services Borrower LLC, (2)	LIBOR 1 M + 2.750%	4.990%	05/02/22	-	419,375		419,375
-	2,000,000	2,000,000	Wyndham Hotels & Resorts, Inc, (2)	LIBOR 1 M + 1.750%	3.990%	05/30/25	-	2,005,420		2,005,420

-	4,548,439	4,548,439	TOTAL CONSUMER SERVICES				-	4,565,060		4,565,060

See accompanying notes to pro forma financial statements.

PRINCIPAL							VALUE
Nuveen Short Term Bond Fund	TIAA-CREF Short-Term Bond Fund	TIAA-CREF Short-Term Bond Fund Pro Forma	ISSUER (1)	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	Nuveen Short Term Bond Fund	TIAA-CREF Short-Term Bond Fund	Pro Forma Adjustments	TIAA-CREF Short-Term Bond Fund Pro Forma
			FOOD & STAPLES RETAILING - 0.2%
$ -	$3,087,393	$3,087,393	YUM! Brands, (2)	LIBOR 1 M + 1.750%	3.910%	04/03/25	$-	$3,089,338		$3,089,338

			HEALTH CARE EQUIPMENT & SERVICES - 0.1%
-	69,448	69,448	CHS/Community Health Systems, (2)	LIBOR 3 M + 3.250%	5.560%	01/27/21	-	68,500		68,500
-	296,885	296,885	DaVita HealthCare Partners, Inc, (2)	LIBOR 1 M + 2.750%	4.990%	06/24/21	-	297,767		297,767
-	621,407	621,407	HCA, Inc, (2)	LIBOR 1 M + 1.750%	3.627%	03/18/23	-	625,925		625,925
-	995,000	995,000	HCA, Inc, (2)	LIBOR 1 M + 2.000%	4.240%	03/13/25	-	1,001,905		1,001,905

-	1,982,740	1,982,740	TOTAL HEALTH CARE EQUIPMENT & SERVICES				-	1,994,097		1,994,097

			MATERIALS - 0.0%
-	315,789	315,789	WR Grace & Co-Conn, (2)	LIBOR 1 M + 1.750%	4.084%	04/03/25	-	316,778		316,778
-	184,211	184,211	WR Grace & Co-Conn, (2)	LIBOR 1 M + 1.750%	4.140%	04/03/25	-	184,787		184,787

-	500,000	500,000	TOTAL MATERIALS				-	501,565		501,565

			MEDIA - 0.6%
-	1,410,496	1,410,496	AMC Entertainment, Inc, (2)	LIBOR 1 M + 2.250%	4.380%	12/15/22	-	1,409,326		1,409,326
-	3,556,916	3,556,916	Charter Communications Operating LLC, (2)	LIBOR 1 M + 2.000%	4.250%	04/30/25	-	3,561,362		3,561,362
-	2,942,596	2,942,596	CSC Holdings LLC, (2)	LIBOR 1 M + 2.250%	4.410%	07/17/25	-	2,941,360		2,941,360
-	1,738,807	1,738,807	MTL Publishing LLC, (2)	LIBOR 1 M + 2.250%	4.420%	08/21/23	-	1,739,346		1,739,346
-	1,341,393	1,341,393	Nielsen Finance LLC, (2)	LIBOR 1 M + 2.000%	4.130%	10/04/23	-	1,338,885		1,338,885
-	2,475,000	2,475,000	Outfront Media Capital LLC, (2)	LIBOR 1 M + 2.000%	4.070%	03/18/24	-	2,484,281		2,484,281
-	283,081	283,081	Univision Communications, Inc, (2)	LIBOR 1 M + 2.750%	4.990%	03/15/24	-	275,084		275,084

-	13,748,289	13,748,289	TOTAL MEDIA				-	13,749,644		13,749,644

			PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
-	947,378	947,378	Quintiles IMS, Inc, (2)	LIBOR 3 M + 2.000%	4.390%	03/07/24	-	949,983		949,983

			RETAILING - 0.2%
-	3,894,872	3,894,872	Avis Budget Car Rental LLC, (2)	LIBOR 3 M + 2.000%	4.250%	02/13/25	-	3,894,872		3,894,872
-	974,811	974,811	PetSmart, Inc, (2)	LIBOR 1 M + 3.000%	5.120%	03/11/22	-	849,080		849,080

-	4,869,683	4,869,683	TOTAL RETAILING				-	4,743,952		4,743,952

See accompanying notes to pro forma financial statements.

PRINCIPAL							VALUE
Nuveen Short Term Bond Fund	TIAA-CREF Short-Term Bond Fund	TIAA-CREF Short-Term Bond Fund Pro Forma	ISSUER (1)	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	Nuveen Short Term Bond Fund	TIAA-CREF Short-Term Bond Fund	Pro Forma Adjustments	TIAA-CREF Short-Term Bond Fund Pro Forma
			SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
$ -	$1,470,000	$1,470,000	Versum Materials, Inc, (2)	LIBOR 3 M + 2.000%	3.250%	09/29/23	$-	$1,476,439		$1,476,439

			SOFTWARE & SERVICES - 0.1%
-	1,047,375	1,047,375	IQVIA, Inc, (2)	LIBOR 1 M + 1.750%	4.140%	06/11/25	-	1,046,506		1,046,506
-	1,925,425	1,925,425	Open Text Corp, (2), (12)	LIBOR 1 M + 1.750%	3.990%	05/30/25	-	1,933,608		1,933,608

-	2,972,800	2,972,800	TOTAL SOFTWARE & SERVICES				-	2,980,114		2,980,114

			TECHNOLOGY HARDWARE & EQUIPMENT - 0.3%
-	2,077,295	2,077,295	Abacus Innovations Corp, (2)	LIBOR 1 M + 1.750%	4.000%	08/22/25	-	2,085,522		2,085,522
-	709,925	709,925	CommScope, Inc, (2)	LIBOR 1 M + 2.000%	4.240%	12/29/22	-	712,587		712,587
-	1,000,000	1,000,000	Dell International LLC, (2)	LIBOR 1 M + 2.000%	4.250%	09/07/23	-	1,002,000		1,002,000
-	926,951	926,951	Sensata Technologies BV, (2)	LIBOR 1 M + 1.750%	3.900%	10/14/21	-	930,817		930,817
-	997,494	997,494	Western Digital Corp, (2)	LIBOR 1 M + 1.750%	3.990%	04/29/23	-	998,431		998,431

-	5,711,665	5,711,665	TOTAL TECHNOLOGY HARDWARE & EQUIPMENT				-	5,729,357		5,729,357

			TRANSPORTATION - 0.1%
-	1,959,596	1,959,596	American Airlines, Inc, (2)	LIBOR 1 M + 2.000%	4.130%	10/10/21	-	1,959,283		1,959,283

			UTILITIES - 0.0%
-	979,950	979,950	NRG Energy, Inc, (2)	LIBOR 3 M + 1.750%	4.140%	06/30/23	-	980,773		980,773

$ -	$50,532,476	$50,532,476	TOTAL BANK LOAN OBLIGATIONS (cost $0, $50,584,534 and $50,584,534, respectively)				-	50,489,912		50,489,912

			BONDS - 99.4%
			CORPORATE BONDS - 27.9%
			AUTOMOBILES & COMPONENTS - 0.5%
$ 853,000	$-	$853,000	American & Axle Manufacturing Inc.		6.625%	10/15/22	871,126	-		871,126
1,540,000	-	1,540,000	American Honda Finance Corp, (3)		2.650%	02/12/21	1,521,915	-		1,521,915
2,460,000	-	2,460,000	BMW US Capital LLC, (3), (4)		3.100%	04/12/21	2,443,800	-		2,443,800
1,950,000	-	1,950,000	Daimler Finance North America LLC, (4)		3.700%	05/04/23	1,940,641	-		1,940,641

See accompanying notes to pro forma financial statements.

PRINCIPAL							VALUE
Nuveen Short Term Bond Fund	TIAA-CREF Short-Term Bond Fund	TIAA-CREF Short-Term Bond Fund Pro Forma	ISSUER (1)	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	Nuveen Short Term Bond Fund	TIAA-CREF Short-Term Bond Fund	Pro Forma Adjustments	TIAA-CREF Short-Term Bond Fund Pro Forma
$ 2,000,000	$-	$2,000,000	General Motors Financial Company Inc.		3.200%	07/13/20	$1,994,080	$-		$1,994,080
-	3,000,000	3,000,000	Hyundai Capital America, (4)		3.250%	09/20/22	-	2,907,409		2,907,409

8,803,000	3,000,000	11,803,000	TOTAL AUTOMOBILES & COMPONENTS				8,771,562	2,907,409		11,678,971

			BANKS - 9.5%
-	750,000	750,000	Australia & New Zealand Banking Group Ltd		2.625%	05/19/22	-	724,403		724,403
-	3,575,000	3,575,000	Banco del Estado de Chile, (4)		2.668%	01/08/21	-	3,490,129		3,490,129
-	2,000,000	2,000,000	Banco Internacional del Peru SAA Interbank, (4)		3.375%	01/18/23	-	1,915,400		1,915,400
-	5,000,000	5,000,000	Banco Nacional de Costa Rica, (4)		4.875%	11/01/18	-	4,964,000		4,964,000
-	750,000	750,000	Banco Santander Mexico S.A., (4)		4.125%	11/09/22	-	745,125		745,125
-	1,000,000	1,000,000	Bank Nederlandse Gemeenten NV, (4)		1.250%	10/29/18	-	999,154		999,154
-	11,850,000	11,850,000	Bank Nederlandse Gemeenten NV, (4)		2.500%	02/28/20	-	11,779,611		11,779,611
8,540,000	3,500,000	12,040,000	Bank of America Corp		2.250%	04/21/20	8,426,076	3,453,310		11,879,386
-	1,925,000	1,925,000	Bank of America Corp		2.151%	11/09/20	-	1,883,765		1,883,765
-	5,000,000	5,000,000	Bank of America Corp		2.369%	07/21/21	-	4,912,176		4,912,176
-	10,000,000	10,000,000	Bank of America Corp		2.328%	10/01/21	-	9,782,601		9,782,601
-	9,000,000	9,000,000	Bank of Montreal, (4)		2.500%	01/11/22	-	8,784,079		8,784,079
1,370,000	-	1,370,000	Barclays PLC		2.750%	11/08/19	1,361,916	-		1,361,916
3,280,000	-	3,280,000	BB&T Corp		2.450%	01/15/20	3,255,138	-		3,255,138
-	3,000,000	3,000,000	BB&T Corp		2.150%	02/01/21	-	2,927,959		2,927,959
-	5,000,000	5,000,000	BNG Bank NV, (4)		3.000%	09/20/23	-	4,958,586		4,958,586
1,645,000	-	1,645,000	BNP Paribas SA		2.375%	05/21/20	1,622,644	-		1,622,644
-	2,000,000	2,000,000	Caixa Economica Federal, (4)		3.500%	11/07/22	-	1,882,500		1,882,500
-	13,000,000	13,000,000	Canadian Imperial Bank of Commerce, (4)		3.150%	06/27/21	-	12,957,258		12,957,258
-	10,000,000	10,000,000	CitiBank NA		1.850%	09/18/19	-	9,905,558		9,905,558
-	5,000,000	5,000,000	CitiBank NA		2.100%	06/12/20	-	4,908,579		4,908,579
-	5,000,000	5,000,000	CitiBank NA		2.125%	10/20/20	-	4,882,500		4,882,500
4,000,000	-	4,000,000	Citigroup Inc.		2.650%	10/26/20	3,946,360	-		3,946,360
1,720,000	-	1,720,000	Citigroup Inc.		4.500%	01/14/22	1,768,314	-		1,768,314
-	3,000,000	3,000,000	Citizens Bank NA		2.250%	10/30/20	-	2,922,326		2,922,326
-	2,000,000	2,000,000	Deutsche Bank AG.		2.700%	07/13/20	-	1,959,060		1,959,060
-	5,000,000	5,000,000	Dexia Credit Local S.A., (4)		1.875%	03/28/19	-	4,980,069		4,980,069
-	4,000,000	4,000,000	Dexia Credit Local S.A., (4)		2.375%	09/20/22	-	3,860,627		3,860,627
-	5,000,000	5,000,000	DNB Boligkreditt AS., (4)		2.000%	05/28/20	-	4,894,565		4,894,565
-	5,000,000	5,000,000	DNB Boligkreditt AS., (4)		3.250%	06/28/23	-	4,959,530		4,959,530
1,900,000	-	1,900,000	Fifth Third Bank		2.875%	07/27/20	1,887,917	-		1,887,917
-	2,000,000	2,000,000	Fifth Third Bank		2.200%	10/30/20	-	1,957,264		1,957,264

See accompanying notes to pro forma financial statements.

PRINCIPAL							VALUE
Nuveen Short Term Bond Fund	TIAA-CREF Short-Term Bond Fund	TIAA-CREF Short-Term Bond Fund Pro Forma	ISSUER (1)	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	Nuveen Short Term Bond Fund	TIAA-CREF Short-Term Bond Fund	Pro Forma Adjustments	TIAA-CREF Short-Term Bond Fund Pro Forma
$ 1,975,000	$-	$1,975,000	HSBC USA Inc.		2.750%	08/07/20	$1,958,559	$-		$1,958,559
-	1,500,000	1,500,000	Huntington National Bank		2.375%	03/10/20	-	1,484,434		1,484,434
1,445,000	-	1,445,000	JPMorgan Chase & Co		2.250%	01/23/20	1,430,174	-		1,430,174
-	7,500,000	7,500,000	JPMorgan Chase & Co		2.750%	06/23/20	-	7,443,449		7,443,449
5,780,000	-	5,780,000	JPMorgan Chase & Co		4.625%	05/10/21	5,964,932	-		5,964,932
-	3,500,000	3,500,000	KeyBank NA		2.350%	03/08/19	-	3,496,608		3,496,608
-	2,000,000	2,000,000	NBK SPC Ltd, (4)		2.750%	05/30/22	-	1,924,834		1,924,834
-	6,050,000	6,050,000	PNC Bank NA		2.450%	11/05/20	-	5,949,425		5,949,425
1,945,000	-	1,945,000	PNC Bank NA.		2.500%	01/22/21	1,909,912	-		1,909,912
-	3,000,000	3,000,000	Royal Bank of Canada		1.875%	02/05/20	-	2,953,716		2,953,716
-	5,000,000	5,000,000	Royal Bank of Canada		2.150%	10/26/20	-	4,899,735		4,899,735
2,160,000	2,500,000	4,660,000	Santander UK plc		2.125%	11/03/20	2,101,486	2,432,275		4,533,761
2,000,000	-	2,000,000	Societe Generale, (3), (4)		2.500%	04/08/21	1,948,754	-		1,948,754
-	4,000,000	4,000,000	Sumitomo Mitsui Banking Corp		2.092%	10/18/19	-	3,948,756		3,948,756
-	2,000,000	2,000,000	SunTrust Banks, Inc		2.500%	05/01/19	-	1,997,131		1,997,131
1,720,000	-	1,720,000	SunTrust Banks, Inc		2.900%	03/03/21	1,700,247	-		1,700,247
-	3,000,000	3,000,000	Toronto-Dominion Bank		1.850%	09/11/20	-	2,931,793		2,931,793
-	1,500,000	1,500,000	Turkiye Garanti Bankasi AS., (4)		4.750%	10/17/19	-	1,462,910		1,462,910
-	1,000,000	1,000,000	Turkiye Is Bankasi, (4)		5.375%	10/06/21	-	860,300		860,300
-	2,100,000	2,100,000	United Overseas Bank Ltd, (2), (4)	LIBOR 3 M + 0.480%	2.827%	04/23/21	-	2,103,899		2,103,899
-	3,000,000	3,000,000	US Bank NA		2.050%	10/23/20	-	2,938,051		2,938,051
-	2,275,000	2,275,000	Wells Fargo Bank NA		3.325%	07/23/21	-	2,272,259		2,272,259
-	5,000,000	5,000,000	Westpac Banking Corp		1.600%	08/19/19	-	4,948,024		4,948,024
-	3,000,000	3,000,000	Westpac Banking Corp, (4)		2.100%	02/25/21	-	2,917,614		2,917,614
-	2,000,000	2,000,000	Yapi ve Kredi Bankasi AS., (4)		6.100%	03/16/23	-	1,760,400		1,760,400

39,480,000	183,275,000	222,755,000	TOTAL BANKS				39,282,429	180,115,747		219,398,176

			CAPITAL GOODS - 1.3%
-	3,000,000	3,000,000	Adani Ports & Special Economic Zone Ltd, (4)		3.950%	01/19/22	-	2,938,785		2,938,785
1,500,000	-	1,500,000	Air Lease Corporation, (3)		3.375%	06/01/21	1,490,243	-		1,490,243
1,250,000	-	1,250,000	Arconic Inc.		6.150%	08/15/20	1,296,875	-		1,296,875
-	5,000,000	5,000,000	Caterpillar Financial Services Corp		3.150%	09/07/21	-	4,991,450		4,991,450
-	1,500,000	1,500,000	Gold Fields Orogen Holding BVI Ltd, (4)		4.875%	10/07/20	-	1,485,000		1,485,000
1,365,000	-	1,365,000	Ingersoll-Rand Luxembourg Finance SA, (3)		2.625%	05/01/20	1,351,829	-		1,351,829
-	5,000,000	5,000,000	John Deere Capital Corp		3.125%	09/10/21	-	4,983,760		4,983,760
-	1,675,000	1,675,000	Korea East-West Power Co Ltd, (4)		3.875%	07/19/23	-	1,671,749		1,671,749
1,580,000	-	1,580,000	L-3 Communications Corporation		4.950%	02/15/21	1,624,999	-		1,624,999

See accompanying notes to pro forma financial statements.

PRINCIPAL							VALUE
Nuveen Short Term Bond Fund	TIAA-CREF Short-Term Bond Fund	TIAA-CREF Short-Term Bond Fund Pro Forma	ISSUER (1)	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	Nuveen Short Term Bond Fund	TIAA-CREF Short-Term Bond Fund	Pro Forma Adjustments	TIAA-CREF Short-Term Bond Fund Pro Forma
$ -	$800,000	$800,000	Molex Electronic Technologies LLC, (4)		2.878%	04/15/20	$-	$791,218		$791,218
-	1,125,000	1,125,000	Rockwell Collins, Inc		1.950%	07/15/19	-	1,117,436		1,117,436
-	5,000,000	5,000,000	Roper Industries, Inc		2.050%	10/01/18	-	5,000,000		5,000,000
-	850,000	850,000	United Technologies Corp		3.350%	08/16/21	-	848,777		848,777

5,695,000	23,950,000	29,645,000	TOTAL CAPITAL GOODS				5,763,946	23,828,175		29,592,121

			COMMERCIAL & PROFESSIONAL SERVICES - 0.2%
2,000,000	-	2,000,000	AerCap Ireland Capital Limited / AerCap Global Aviation Trust, (3)		3.950%	02/01/22	1,994,082	-		1,994,082
-	3,000,000	3,000,000	Republic Services, Inc		5.500%	09/15/19	-	3,070,030		3,070,030

2,000,000	3,000,000	5,000,000	TOTAL COMMERCIAL & PROFESSIONAL SERVICES				1,994,082	3,070,030		5,064,112

			CONSUMER DURABLES & APPAREL - 0.3%
1,980,000	-	1,980,000	Carnival Corporation, (3)		3.950%	10/15/20	2,008,341	-		2,008,341
-	3,200,000	3,200,000	Lennar Corp		4.750%	04/01/21	-	3,241,216		3,241,216
1,470,000	-	1,470,000	Newell Brands Inc.		3.150%	04/01/21	1,446,382	-		1,446,382

3,450,000	3,200,000	6,650,000	TOTAL CONSUMER DURABLES & APPAREL				3,454,723	3,241,216		6,695,939

			CONSUMER SERVICES - 0.1%
1,250,000	-	1,250,000	MGM Resorts International Inc.		6.750%	10/01/20	1,314,063	-		1,314,063
-	1,325,000	1,325,000	Sands China Ltd, (4)		4.600%	08/08/23	-	1,324,634		1,324,634

1,250,000	1,325,000	2,575,000	TOTAL CONSUMER SERVICES				1,314,063	1,324,634		2,638,697

			DIVERSIFIED FINANCIALS - 5.3%
1,200,000	-	1,200,000	Ally Financial Inc.		8.000%	12/31/18	1,212,000	-		1,212,000
-	3,000,000	3,000,000	American Express Co		2.200%	10/30/20	-	2,936,576		2,936,576
-	3,400,000	3,400,000	American Express Credit Corp		1.875%	11/05/18	-	3,399,334		3,399,334
2,750,000	-	2,750,000	American Express Credit Corp		2.375%	05/26/20	2,715,842	-		2,715,842
2,760,000	-	2,760,000	Berkshire Hathaway Finance Corporation		4.250%	01/15/21	2,830,389	-		2,830,389
845,000	-	845,000	Capital One Financial Corp		2.500%	05/12/20	834,463	-		834,463
-	3,000,000	3,000,000	Capital One Financial Corp		2.400%	10/30/20	-	2,937,080		2,937,080
1,355,000	-	1,355,000	Capital One Financial Corp		4.750%	07/15/21	1,398,845	-		1,398,845
2,075,000	-	2,075,000	Charles Schwab Corp/The, (3)		3.250%	05/21/21	2,075,112	-		2,075,112
1,300,000	-	1,300,000	Deutsche Bank AG.		3.150%	01/22/21	1,270,249	-		1,270,249

See accompanying notes to pro forma financial statements.

PRINCIPAL							VALUE
Nuveen Short Term Bond Fund	TIAA-CREF Short-Term Bond Fund	TIAA-CREF Short-Term Bond Fund Pro Forma	ISSUER (1)	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	Nuveen Short Term Bond Fund	TIAA-CREF Short-Term Bond Fund	Pro Forma Adjustments	TIAA-CREF Short-Term Bond Fund Pro Forma
$ 1,555,000	$-	$1,555,000	Discover Bank		3.200%	08/09/21	$1,534,407	$-		$1,534,407
-	1,200,000	1,200,000	Federation des Caisses Desjardins du Quebec, (4)		2.250%	10/30/20	-	1,173,653		1,173,653
-	4,800,000	4,800,000	Ford Motor Credit Co LLC		2.425%	06/12/20	-	4,698,907		4,698,907
-	4,500,000	4,500,000	Ford Motor Credit Co LLC		3.200%	01/15/21	-	4,433,042		4,433,042
2,020,000	2,466,000	4,486,000	General Electric Capital Corp		4.625%	01/07/21	2,081,121	2,540,616		4,621,737
-	10,000,000	10,000,000	General Motors Financial Co, Inc		2.450%	11/06/20	-	9,800,680		9,800,680
-	2,000,000	2,000,000	Goldman Sachs Group, Inc		2.000%	04/25/19	-	1,992,463		1,992,463
-	2,775,000	2,775,000	Goldman Sachs Group, Inc		1.950%	07/23/19	-	2,755,640		2,755,640
-	9,000,000	9,000,000	Goldman Sachs Group, Inc		2.300%	12/13/19	-	8,920,808		8,920,808
1,870,000	-	1,870,000	Goldman Sachs Group, Inc		2.750%	09/15/20	1,849,793	-		1,849,793
4,000,000	-	4,000,000	Goldman Sachs Group, Inc		2.875%	02/25/21	3,946,364	-		3,946,364
-	1,500,000	1,500,000	ICICI Bank Ltd, (4)		3.500%	03/18/20	-	1,488,456		1,488,456
-	2,000,000	2,000,000	ICICI Bank Ltd		3.125%	08/12/20	-	1,962,854		1,962,854
603,000	-	603,000	Lazard Group LLC, (3)		4.250%	11/14/20	612,175	-		612,175
-	8,000,000	8,000,000	Morgan Stanley		2.450%	02/01/19	-	7,994,809		7,994,809
5,995,000	-	5,995,000	Morgan Stanley		2.650%	01/27/20	5,956,422	-		5,956,422
-	7,500,000	7,500,000	Morgan Stanley		2.800%	06/16/20	-	7,440,825		7,440,825
1,250,000	-	1,250,000	Navient Corporation		5.000%	10/26/20	1,265,388	-		1,265,388
-	3,500,000	3,500,000	Nederlandse Waterschapsbank NV, (4)		2.125%	11/15/21	-	3,397,562		3,397,562
-	3,519,410	3,519,410	San Clemente Leasing LLC		3.030%	11/22/22	-	3,512,920		3,512,920
-	3,000,000	3,000,000	Shire Acquisitions Investments Ireland DAC		1.900%	09/23/19	-	2,967,991		2,967,991
750,000	-	750,000	Starwood Property Trust, (3)		5.000%	12/15/21	755,625	-		755,625
-	3,000,000	3,000,000	Unilever Capital Corp		1.800%	05/05/20	-	2,942,171		2,942,171
-	5,000,000	5,000,000	Unilever Capital Corp		3.000%	03/07/22	-	4,949,883		4,949,883
5,135,000	3,500,000	8,635,000	Wells Fargo & Co		2.600%	07/22/20	5,080,004	3,462,515		8,542,519

35,463,000	86,660,410	122,123,410	TOTAL DIVERSIFIED FINANCIALS				35,418,199	85,708,785		121,126,984

			ENERGY - 1.5%
-	2,025,000	2,025,000	BP Capital Markets plc		1.676%	05/03/19	-	2,013,331		2,013,331
1,700,000	-	1,700,000	BP Capital Markets plc		2.521%	01/15/20	1,690,180	-		1,690,180
645,000	-	645,000	Calumet Specialty Products		6.500%	04/15/21	641,775	-		641,775
-	3,000,000	3,000,000	Continental Resources, Inc		5.000%	09/15/22	-	3,043,500		3,043,500
1,550,000	1,825,000	3,375,000	Enterprise Products Operating LLC		2.800%	02/15/21	1,530,078	1,801,544		3,331,622
-	2,000,000	2,000,000	EQT Corp		2.500%	10/01/20	-	1,952,162		1,952,162
-	2,000,000	2,000,000	Husky Energy, Inc		7.250%	12/15/19	-	2,094,669		2,094,669
1,290,000	-	1,290,000	Occidental Petroleum Corporation, (3)		4.100%	02/01/21	1,312,583	-		1,312,583
-	2,200,000	2,200,000	Pertamina Persero PT, (4)		4.875%	05/03/22	-	2,247,333		2,247,333

See accompanying notes to pro forma financial statements.

PRINCIPAL							VALUE
Nuveen Short Term Bond Fund	TIAA-CREF Short-Term Bond Fund	TIAA-CREF Short-Term Bond Fund Pro Forma	ISSUER (1)	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	Nuveen Short Term Bond Fund	TIAA-CREF Short-Term Bond Fund	Pro Forma Adjustments	TIAA-CREF Short-Term Bond Fund Pro Forma
$ -	$1,127,000	$1,127,000	Petrobras Global Finance BV		6.125%	01/17/22	$-	$1,163,458		$1,163,458
-	2,000,000	2,000,000	Petroleos Mexicanos		5.375%	03/13/22	-	2,060,000		2,060,000
-	1,192,500	1,192,500	Petroleos Mexicanos		2.000%	12/20/22	-	1,163,753		1,163,753
-	973,000	973,000	Petroleos Mexicanos		2.378%	04/15/25	-	947,775		947,775
-	2,709,000	2,709,000	Plains All American Pipeline LP		3.650%	06/01/22	-	2,675,396		2,675,396
750,000	-	750,000	Sabine Pass Liquefaction LLC		5.625%	02/01/21	780,071	-		780,071
1,595,000	-	1,595,000	Schlumberger Holdings Corporation, (3), (4)		3.000%	12/21/20	1,582,375	-		1,582,375
1,000,000	-	1,000,000	Southwestern Energy Company, (5), (6)		5.800%	01/23/20	1,015,000	-		1,015,000
1,300,000	-	1,300,000	Valero Energy Corporation		6.125%	02/01/20	1,348,568	-		1,348,568
-	3,000,000	3,000,000	YPF S.A., (4)		8.500%	03/23/21	-	3,022,500		3,022,500

9,830,000	24,051,500	33,881,500	TOTAL ENERGY				9,900,630	24,185,421		34,086,051

			FOOD & STAPLES RETAILING - 0.7%
-	3,425,000	3,425,000	CK Hutchison International 17 Ltd, (4)		2.250%	09/29/20	-	3,346,123		3,346,123
-	7,700,000	7,700,000	CVS Health Corp		3.350%	03/09/21	-	7,685,353		7,685,353
-	2,875,000	2,875,000	SYSCO Corp		1.900%	04/01/19	-	2,862,317		2,862,317
1,245,000	-	1,245,000	SYSCO Corp		2.600%	10/01/20	1,229,490	-		1,229,490
1,535,000	-	1,535,000	Walgreens Boots Alliance, Inc.		2.700%	11/18/19	1,530,410	-		1,530,410

2,780,000	14,000,000	16,780,000	TOTAL FOOD & STAPLES RETAILING				2,759,900	13,893,793		16,653,693

			FOOD, BEVERAGE & TOBACCO - 0.5%
2,175,000	-	2,175,000	Bunge Limited Finance Company, (3)		3.500%	11/24/20	2,168,114	-		2,168,114
1,820,000	-	1,820,000	General Mills Inc., (3)		3.200%	04/16/21	1,808,142	-		1,808,142
1,635,000	-	1,635,000	Kraft Heinz Foods Co, (3)		2.800%	07/02/20	1,621,044	-		1,621,044
-	1,350,000	1,350,000	PepsiCo, Inc		1.350%	10/04/19	-	1,330,799		1,330,799
1,465,000	-	1,465,000	Reynolds American Inc.		3.250%	06/12/20	1,461,958	-		1,461,958
1,405,000	-	1,405,000	Tyson Foods, Inc		2.650%	08/15/19	1,402,545	-		1,402,545
-	1,300,000	1,300,000	Tyson Foods, Inc		2.250%	08/23/21	-	1,251,194		1,251,194

8,500,000	2,650,000	11,150,000	TOTAL FOOD, BEVERAGE & TOBACCO				8,461,803	2,581,993		11,043,796

			HEALTH CARE EQUIPMENT & SERVICES - 0.8%
1,120,000	-	1,120,000	Abbott Laboratories		2.900%	11/30/21	1,106,042	-		1,106,042
-	5,000,000	5,000,000	Becton Dickinson and Co		2.404%	06/05/20	-	4,923,931		4,923,931
-	5,000,000	5,000,000	Cardinal Health, Inc		1.948%	06/14/19	-	4,971,996		4,971,996
2,000,000	-	2,000,000	CVS Health Corporation		2.800%	07/20/20	1,980,477	-		1,980,477
-	3,000,000	3,000,000	Express Scripts Holding Co		2.250%	06/15/19	-	2,986,178		2,986,178
1,500,000	-	1,500,000	HCA Inc.		4.250%	10/15/19	1,511,250	-		1,511,250

See accompanying notes to pro forma financial statements.

PRINCIPAL							VALUE
Nuveen Short Term Bond Fund	TIAA-CREF Short-Term Bond Fund	TIAA-CREF Short-Term Bond Fund Pro Forma	ISSUER (1)	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	Nuveen Short Term Bond Fund	TIAA-CREF Short-Term Bond Fund	Pro Forma Adjustments	TIAA-CREF Short-Term Bond Fund Pro Forma
$ 1,765,000	$-	$1,765,000	UnitedHealth Group Incorporated		3.875%	10/15/20	$1,789,557	$-		$1,789,557

6,385,000	13,000,000	19,385,000	TOTAL HEALTH CARE EQUIPMENT & SERVICES				6,387,326	12,882,105		19,269,431

			INSURANCE - 0.8%
2,000,000	-	2,000,000	AFLAC Insurance, (3)		2.400%	03/16/20	1,981,131	-		1,981,131
2,415,000	-	2,415,000	American International Group, Inc.		3.375%	08/15/20	2,416,393	-		2,416,393
-	4,025,000	4,025,000	Berkshire Hathaway Finance Corp		1.300%	08/15/19	-	3,976,544		3,976,544
1,500,000	-	1,500,000	Hartford Financial Services Group Inc.		5.500%	03/30/20	1,545,158	-		1,545,158
-	1,500,000	1,500,000	Marsh & McLennan Cos, Inc		2.350%	09/10/19	-	1,492,045		1,492,045
2,025,000	-	2,025,000	Marsh & McLennan Cos, Inc		2.350%	03/06/20	1,998,027	-		1,998,027
1,500,000	-	1,500,000	Met Life Global Funding I, (4)		2.000%	04/14/20	1,474,603	-		1,474,603
1,570,000	-	1,570,000	Prudential Financial Inc.		4.500%	11/15/20	1,609,051	-		1,609,051
1,440,000	-	1,440,000	Unum Group, (3)		3.000%	05/15/21	1,416,682	-		1,416,682

12,450,000	5,525,000	17,975,000	TOTAL INSURANCE				12,441,045	5,468,589		17,909,634

			MATERIALS - 0.5%
1,165,000	-	1,165,000	Eastman Chemical Company		2.700%	01/15/20	1,158,830	-		1,158,830
-	4,900,000	4,900,000	EI du Pont de Nemours & Co		2.200%	05/01/20	-	4,836,663		4,836,663
-	1,000,000	1,000,000	International Flavors & Fragrances, Inc		3.400%	09/25/20	-	1,001,100		1,001,100
-	2,000,000	2,000,000	Kimberly-Clark Corp		1.400%	02/15/19	-	1,991,212		1,991,212
1,935,000	-	1,935,000	LyondellBasell Industries NV		5.000%	04/15/19	1,944,707	-		1,944,707
1,240,000	-	1,240,000	Packaging Corporation of America., (3)		2.450%	12/15/20	1,215,838	-		1,215,838

4,340,000	7,900,000	12,240,000	TOTAL MATERIALS				4,319,375	7,828,975		12,148,350

			MEDIA - 0.3%
1,735,000	-	1,735,000	21st Century Fox America Inc.		4.500%	02/15/21	1,783,989	-		1,783,989
2,000,000	1,009,000	3,009,000	Charter Communications Operating LLC		3.579%	07/23/20	2,001,199	1,009,605		3,010,804
1,600,000	-	1,600,000	Discovery Communications Inc.		5.050%	06/01/20	1,643,299	-		1,643,299

5,335,000	1,009,000	6,344,000	TOTAL MEDIA				5,428,487	1,009,605		6,438,092

			PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.1%
-	6,000,000	6,000,000	AbbVie, Inc		2.300%	05/14/21	-	5,839,590		5,839,590
-	525,000	525,000	Actavis Funding SCS		3.800%	03/15/25	-	513,900		513,900
-	3,300,000	3,300,000	Bayer US Finance II LLC, (4)		3.500%	06/25/21	-	3,292,107		3,292,107
1,375,000	-	1,375,000	Biogen Inc., (3)		2.900%	09/15/20	1,367,823	-		1,367,823

See accompanying notes to pro forma financial statements.

PRINCIPAL							VALUE
Nuveen Short Term Bond Fund	TIAA-CREF Short-Term Bond Fund	TIAA-CREF Short-Term Bond Fund Pro Forma	ISSUER (1)	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	Nuveen Short Term Bond Fund	TIAA-CREF Short-Term Bond Fund	Pro Forma Adjustments	TIAA-CREF Short-Term Bond Fund Pro Forma
$ 2,285,000	$-	$2,285,000	Celgene Corp		2.875%	08/15/20	$2,269,911	$-		$2,269,911
-	2,000,000	2,000,000	Celgene Corp		2.875%	02/19/21	-	1,977,022		1,977,022
-	2,500,000	2,500,000	Gilead Sciences, Inc		1.850%	09/20/19	-	2,479,420		2,479,420
-	1,000,000	1,000,000	Johnson & Johnson		1.950%	11/10/20	-	979,747		979,747
-	5,000,000	5,000,000	Novartis Capital Corp		1.800%	02/14/20	-	4,928,030		4,928,030
-	2,000,000	2,000,000	Teva Pharmaceutical Finance Co BV		2.950%	12/18/22	-	1,856,939		1,856,939

3,660,000	22,325,000	25,985,000	TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES				3,637,734	21,866,755		25,504,489

			REAL ESTATE - 0.4%
-	1,000,000	1,000,000	Duke Realty LP		3.875%	02/15/21	-	1,008,880		1,008,880
-	3,127,000	3,127,000	Duke Realty LP		3.875%	10/15/22	-	3,154,810		3,154,810
-	1,329,000	1,329,000	ERP Operating LP		2.375%	07/01/19	-	1,323,750		1,323,750
-	850,000	850,000	Highwoods Realty LP		3.625%	01/15/23	-	832,176		832,176
-	1,815,000	1,815,000	Welltower, Inc		4.125%	04/01/19	-	1,820,952		1,820,952

-	8,121,000	8,121,000	TOTAL REAL ESTATE				-	8,140,568		8,140,568

			RETAILING - 0.4%
-	3,000,000	3,000,000	AutoNation, Inc		5.500%	02/01/20	-	3,077,017		3,077,017
1,750,000	-	1,750,000	Home Depot, Inc.		2.625%	06/01/22	1,712,853	-		1,712,853
-	5,000,000	5,000,000	Walmart, Inc		3.125%	06/23/21	-	5,010,031		5,010,031

1,750,000	8,000,000	9,750,000	TOTAL RETAILING				1,712,853	8,087,048		9,799,901

			SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.2%
-	5,000,000	5,000,000	Analog Devices, Inc		2.850%	03/12/20	-	4,971,705		4,971,705

			SOFTWARE & SERVICES - 0.3%
1,355,000	-	1,355,000	eBay Inc., (3)		3.800%	03/09/22	1,364,722	-		1,364,722
-	5,000,000	5,000,000	Microsoft Corp		1.100%	08/08/19	-	4,935,990		4,935,990

1,355,000	5,000,000	6,355,000	TOTAL SOFTWARE & SERVICES				1,364,722	4,935,990		6,300,712

			TECHNOLOGY HARDWARE & EQUIPMENT - 0.5%
-	2,225,000	2,225,000	Apple, Inc		1.700%	02/22/19	-	2,219,063		2,219,063
-	2,000,000	2,000,000	Apple, Inc		1.900%	02/07/20	-	1,976,366		1,976,366
1,420,000	-	1,420,000	Apple, Inc		2.250%	02/23/21	1,393,984	-		1,393,984
-	5,000,000	5,000,000	Broadcom Corp		2.200%	01/15/21	-	4,844,333		4,844,333

See accompanying notes to pro forma financial statements.

PRINCIPAL							VALUE
Nuveen Short Term Bond Fund	TIAA-CREF Short-Term Bond Fund	TIAA-CREF Short-Term Bond Fund Pro Forma	ISSUER (1)	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	Nuveen Short Term Bond Fund	TIAA-CREF Short-Term Bond Fund	Pro Forma Adjustments	TIAA-CREF Short-Term Bond Fund Pro Forma
$ 500,000	$-	$500,000	Dell Inc.		5.875%	06/15/19	$509,500	$-		$509,500
-	475,000	475,000	Tyco Electronics Group S.A.		2.375%	12/17/18	-	474,736		474,736

1,920,000	9,700,000	11,620,000	TOTAL TECHNOLOGY HARDWARE & EQUIPMENT				1,903,484	9,514,498		11,417,982

			TELECOMMUNICATION SERVICES - 1.0%
1,570,000	-	1,570,000	America Movil S.A. de C.V.		5.000%	03/30/20	1,607,945	-		1,607,945
-	5,000,000	5,000,000	AT&T, Inc		2.300%	03/11/19	-	4,992,290		4,992,290
4,440,000	-	4,440,000	AT&T, Inc		2.800%	02/17/21	4,374,471	-		4,374,471
1,500,000	-	1,500,000	CenturyLink Inc.		5.625%	04/01/20	1,526,250	-		1,526,250
1,250,000	-	1,250,000	Frontier Communications Corporation, (6)		8.125%	10/01/18	1,250,000	-		1,250,000
-	3,050,000	3,050,000	MTN Mauritius Investment Ltd, (4)		5.373%	02/13/22	-	2,941,597		2,941,597
1,665,000	-	1,665,000	Orange SA		1.625%	11/03/19	1,639,655	-		1,639,655
-	1,400,000	1,400,000	SK Telecom Co Ltd, (4)		3.750%	04/16/23	-	1,386,160		1,386,160
1,815,000	-	1,815,000	Verizon Communications		3.450%	03/15/21	1,822,151	-		1,822,151
2,205,000	-	2,205,000	Vodafone Group PLC, (3)		4.375%	03/16/21	2,255,039	-		2,255,039

14,445,000	9,450,000	23,895,000	TOTAL TELECOMMUNICATION SERVICES				14,475,511	9,320,047		23,795,558

			TRANSPORTATION - 0.7%
-	2,500,000	2,500,000	CSX Corp		3.700%	10/30/20	-	2,524,757		2,524,757
228,208	-	228,208	Delta Air Lines Pass Through Certificates, Series 2012-1B, (3)		5.300%	04/15/19	229,920	-		229,920
839,287	-	839,287	Delta Air Lines, Inc, (3), (4)		6.875%	05/07/19	858,297	-		858,297
-	2,250,000	2,250,000	Delta Air Lines, Inc		2.875%	03/13/20	-	2,231,664		2,231,664
-	1,100,000	1,100,000	Delta Air Lines, Inc		3.400%	04/19/21	-	1,093,111		1,093,111
-	2,100,000	2,100,000	Norfolk Southern Corp		3.250%	12/01/21	-	2,093,585		2,093,585
-	2,000,000	2,000,000	Northrop Grumman Corp		2.080%	10/15/20	-	1,954,934		1,954,934
832,851	-	832,851	Northwest Airlines Trust Pass Through Certificates 2007-1, (3)		7.027%	05/01/21	863,042	-		863,042
-	2,650,000	2,650,000	Pelabuhan Indonesia III Persero PT, (4)		4.500%	05/02/23	-	2,643,136		2,643,136
-	2,200,000	2,200,000	Transnet SOC Ltd, (4)		4.000%	07/26/22	-	2,062,379		2,062,379
270,399	-	270,399	US Airways Pass Through Trust, (3)		7.076%	09/20/22	286,284	-		286,284

2,170,745	14,800,000	16,970,745	TOTAL TRANSPORTATION				2,237,543	14,603,566		16,841,109

See accompanying notes to pro forma financial statements.

PRINCIPAL							VALUE
Nuveen Short Term Bond Fund	TIAA-CREF Short-Term Bond Fund	TIAA-CREF Short-Term Bond Fund Pro Forma	ISSUER (1)	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	Nuveen Short Term Bond Fund	TIAA-CREF Short-Term Bond Fund	Pro Forma Adjustments	TIAA-CREF Short-Term Bond Fund Pro Forma
			UTILITIES - 1.0%
$ 1,825,000	$-	$1,825,000	Berkshire Hathaway Energy Co		2.375%	01/15/21	$1,795,466	$-		$1,795,466
-	5,000,000	5,000,000	Consolidated Edison, Inc		2.000%	03/15/20	-	4,916,158		4,916,158
-	3,000,000	3,000,000	Dominion Energy, Inc		2.579%	07/01/20	-	2,960,967		2,960,967
2,000,000	-	2,000,000	Exelon Generation Co. LLC		2.950%	01/15/20	1,994,495	-		1,994,495
-	2,000,000	2,000,000	KSA Sukuk Ltd, (4)		2.894%	04/20/22	-	1,947,914		1,947,914
1,635,000	-	1,635,000	Sempra Energy		2.900%	02/01/23	1,577,773	-		1,577,773
-	5,000,000	5,000,000	Southern Power Co		1.950%	12/15/19	-	4,931,669		4,931,669
-	3,000,000	3,000,000	State Grid Overseas Investment Ltd, (4)		2.750%	05/04/22	-	2,899,843		2,899,843

5,460,000	18,000,000	23,460,000	TOTAL UTILITIES				5,367,734	17,656,551		23,024,285

$176,521,745	$472,941,910	$649,463,655	TOTAL CORPORATE BONDS (cost $178,462,533, $473,357,067 and $651,819,600, respectively)				176,397,151	467,143,205		643,540,356

			GOVERNMENT BONDS - 39.5%
			AGENCY SECURITIES - 4.4%
$ -	$15,000,000	$15,000,000	Federal Home Loan Bank (FHLB)		2.625%	10/01/20	-	14,926,080		14,926,080
-	2,000,000	2,000,000	Private Export Funding Corp (PEFCO)		2.250%	03/15/20	-	1,983,282		1,983,282
-	3,000,000	3,000,000	PEFCO		2.300%	09/15/20	-	2,960,259		2,960,259
-	4,915,000	4,915,000	Hospital for Special Surgery, (4)		3.500%	01/01/23	-	4,916,935		4,916,935
-	24,000,000	24,000,000	Iraq Government AID Bond		2.149%	01/18/22	-	23,272,440		23,272,440
-	9,935,000	9,935,000	Montefiore Medical Center		2.152%	10/20/26	-	9,200,947		9,200,947
-	7,894,737	7,894,737	Reliance Industries Ltd		1.870%	01/15/26	-	7,507,404		7,507,404
-	7,500,000	7,500,000	Reliance Industries Ltd		2.060%	01/15/26	-	7,197,884		7,197,884
-	9,868,421	9,868,421	Reliance Industries Ltd		2.444%	01/15/26	-	9,584,579		9,584,579
-	6,000,000	6,000,000	Ukraine Government AID Bonds		1.847%	05/29/20	-	5,901,540		5,901,540
-	15,000,000	15,000,000	Ukraine Government AID Bonds		1.471%	09/29/21	-	14,355,525		14,355,525

$ -	$105,113,158	$105,113,158	TOTAL AGENCY SECURITIES				-	101,806,875		101,806,875

			FOREIGN GOVERNMENT BONDS - 7.1%
$ -	$3,325,000	$3,325,000	Arab Petroleum Investments Corp, (4)		4.125%	09/18/23	-	3,337,625		3,337,625
-	2,725,000	2,725,000	Argentine Republic Government International Bond		6.875%	04/22/21	-	2,603,765		2,603,765
-	7,000,000	7,000,000	Bermuda Government International Bond, (4)		4.138%	01/03/23	-	7,093,800		7,093,800

See accompanying notes to pro forma financial statements.

PRINCIPAL							VALUE
Nuveen Short Term Bond Fund	TIAA-CREF Short-Term Bond Fund	TIAA-CREF Short-Term Bond Fund Pro Forma	ISSUER (1)	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	Nuveen Short Term Bond Fund	TIAA-CREF Short-Term Bond Fund	Pro Forma Adjustments	TIAA-CREF Short-Term Bond Fund Pro Forma
$ -	$1,250,000	$1,250,000	Brazilian Government International Bond		4.875%	01/22/21	$-	$1,264,387		$1,264,387
-	3,000,000	3,000,000	Caisse d’Amortissement de la Dette Sociale, (4)		1.875%	01/13/20	-	2,961,341		2,961,341
-	5,800,000	5,800,000	CPPIB Capital, Inc, (4)		2.250%	01/25/22	-	5,633,580		5,633,580
-	500,000	500,000	Dominican Republic Government International Bond, (4)		7.500%	05/06/21	-	523,125		523,125
-	1,725,000	1,725,000	Egypt Government International Bond, (4)		5.577%	02/21/23	-	1,672,760		1,672,760
-	1,425,000	1,425,000	Export Credit Bank of Turkey, (4)		4.250%	09/18/22	-	1,238,108		1,238,108
-	5,000,000	5,000,000	Export-Import Bank of Korea		1.500%	10/21/19	-	4,917,835		4,917,835
-	500,000	500,000	Honduras Government International Bond, (4)		8.750%	12/16/20	-	546,150		546,150
-	8,900,000	8,900,000	International Development Association, (4)		2.750%	04/24/23	-	8,768,948		8,768,948
-	1,500,000	1,500,000	Japan Bank for International Cooperation		1.875%	04/20/21	-	1,450,705		1,450,705
-	3,000,000	3,000,000	Japan Finance Organization for Municipalities, (4)		2.000%	09/08/20	-	2,928,094		2,928,094
-	3,200,000	3,200,000	Japan Finance Organization for Municipalities, (4)		2.125%	02/12/21	-	3,111,289		3,111,289
-	6,650,000	6,650,000	Japan Finance Organization for Municipalities, (4)		3.375%	09/27/23	-	6,625,079		6,625,079
-	38,400,000	38,400,000	KFW		2.750%	10/01/20	-	38,261,016		38,261,016
-	1,700,000	1,700,000	Kommunalbanken AS., (4)		1.625%	01/15/20	-	1,672,149		1,672,149
-	17,200,000	17,200,000	Kommunalbanken AS., (4)		2.500%	04/17/20	-	17,090,926		17,090,926
-	1,150,000	1,150,000	Kommunalbanken AS., (4)		1.375%	10/26/20	-	1,112,727		1,112,727
-	3,750,000	3,750,000	Kommunalbanken AS., (4)		1.625%	02/10/21	-	3,631,928		3,631,928
-	2,000,000	2,000,000	Korea Development Bank, (2)	LIBOR 3 M + 0.550%	2.884%	03/12/21	-	1,999,961		1,999,961
-	6,700,000	6,700,000	Korea Housing Finance Corp, (4)		2.000%	10/11/21	-	6,387,010		6,387,010
-	1,875,000	1,875,000	Korea Housing Finance Corp, (4)		3.000%	10/31/22	-	1,816,135		1,816,135
-	2,025,000	2,025,000	Morocco Government International Bond, (4)		4.250%	12/11/22	-	2,027,430		2,027,430
-	1,400,000	1,400,000	Municipality Finance plc, (4)		1.125%	09/16/19	-	1,376,943		1,376,943
-	5,000,000	5,000,000	Ontario Teachers’ Finance Trust, (4)		2.125%	09/19/22	-	4,778,855		4,778,855
-	2,000,000	2,000,000	Perusahaan Penerbit SBSN Indonesia III, (4)		3.400%	03/29/22	-	1,967,500		1,967,500
-	5,000,000	5,000,000	Perusahaan Penerbit SBSN Indonesia III, (4)		3.750%	03/01/23	-	4,912,500		4,912,500
-	2,000,000	2,000,000	Poland Government International Bond		5.000%	03/23/22	-	2,102,938		2,102,938
-	1,300,000	1,300,000	Province of New Brunswick Canada		8.750%	05/01/22	-	1,515,550		1,515,550

See accompanying notes to pro forma financial statements.

PRINCIPAL							VALUE
Nuveen Short Term Bond Fund	TIAA-CREF Short-Term Bond Fund	TIAA-CREF Short-Term Bond Fund Pro Forma	ISSUER (1)	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	Nuveen Short Term Bond Fund	TIAA-CREF Short-Term Bond Fund	Pro Forma Adjustments	TIAA-CREF Short-Term Bond Fund Pro Forma
$ -	$500,000	$500,000	Republic of Hungary		6.250%	01/29/20	$-	$519,224		$519,224
-	5,625,000	5,625,000	Saudi Government International Bond, (4)		2.375%	10/26/21	-	5,428,339		5,428,339
-	5,625,000	5,625,000	Saudi Government International Bond, (4)		2.875%	03/04/23	-	5,432,597		5,432,597
-	500,000	500,000	Senegal Goverment International Bond, (4)		8.750%	05/13/21	-	542,595		542,595
-	625,000	625,000	Slovenia Government International Bond, (4)		4.125%	02/18/19	-	626,859		626,859
-	6,500,000	6,500,000	Svensk Exportkredit AB		1.750%	03/10/21	-	6,304,764		6,304,764

$ -	$166,375,000	$166,375,000	TOTAL FOREIGN GOVERNMENT BONDS				-	164,184,537		164,184,537

			MORTGAGE BACKED - 0.8%
$13,000,000	$-	$13,000,000	Federal National Mortgage Association (FNMA)		1.000%	02/26/19	12,931,373	-		12,931,373
-	1,030,394	1,030,394	Federal National Mortgage Association (FNMA)		3.000%	11/01/24	-	1,028,151		1,028,151
5,500,000	-	5,500,000	Freddie Mac Notes		1.500%	01/17/20	5,413,677	-		5,413,677
-	233,179	233,179	Government National Mortgage Association (GNMA)		2.176%	05/16/39	-	231,558		231,558
-	19,435	19,435	Government National Mortgage Association (GNMA)		2.120%	05/16/40	-	19,408		19,408

$18,500,000	$1,283,008	$19,783,008	TOTAL MORTGAGE BACKED				18,345,050	1,279,117		19,624,167

			MUNICIPAL BONDS - 0.2%
$ -	$5,000,000	$5,000,000	Florida State Board of Administration Finance Corp		2.163%	07/01/19	-	4,983,000		4,983,000

			U.S. TREASURY SECURITIES - 27.0%
$4,500,000	$-	4,500,000	United States Treasury Inflation Indexed Bonds, (7)		1.000%	10/15/19	4,423,535	-		4,423,535
-	26,364,940	26,364,940	United States Treasury Inflation Indexed Bonds, (7)		0.125%	04/15/20	-	26,023,020		26,023,020
-	39,341,360	39,341,360	United States Treasury Inflation Indexed Bonds, (7)		0.125%	04/15/21	-	38,536,860		38,536,860
-	7,771,725	7,771,725	United States Treasury Inflation Indexed Bonds, (7)		0.125%	04/15/22	-	7,551,830		7,551,830
4,500,000	-	4,500,000	United States Treasury Note		1.250%	11/30/18	4,493,244	-		4,493,244
-	550,000	550,000	United States Treasury Note		1.375%	07/31/19	-	544,564		544,564
2,500,000	-	2,500,000	United States Treasury Note, (6)		1.000%	08/31/19	2,463,184	-		2,463,184
-	14,000,000	14,000,000	United States Treasury Note		1.250%	08/31/19	-	13,826,094		13,826,094
5,000,000	56,193,000	61,193,000	United States Treasury Note		0.875%	09/15/19	4,917,383	55,264,498		60,181,881
-	15,120,000	15,120,000	United States Treasury Note		1.375%	09/30/19	-	14,929,819		14,929,819

See accompanying notes to pro forma financial statements.

PRINCIPAL							VALUE
Nuveen Short Term Bond Fund	TIAA-CREF Short-Term Bond Fund	TIAA-CREF Short-Term Bond Fund Pro Forma	ISSUER (1)	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	Nuveen Short Term Bond Fund	TIAA-CREF Short-Term Bond Fund	Pro Forma Adjustments	TIAA-CREF Short-Term Bond Fund Pro Forma
$ 4,000,000	$-	$4,000,000	United States Treasury Note		1.750%	11/30/19	$3,956,875	$-		$3,956,875
-	37,000,000	37,000,000	United States Treasury Note		2.250%	02/29/20	-	36,745,625		36,745,625
10,000,000	-	10,000,000	United States Treasury Note		1.625%	03/15/20	9,840,625	-		9,840,625
-	20,750,000	20,750,000	United States Treasury Note		2.250%	03/31/20	-	20,594,375		20,594,375
-	125,000,000	125,000,000	United States Treasury Note		2.375%	04/30/20	-	124,223,632		124,223,632
-	27,100,000	27,100,000	United States Treasury Note		2.500%	05/31/20	-	26,971,910		26,971,910
-	97,650,000	97,650,000	United States Treasury Note		2.625%	08/31/20	-	97,302,885		97,302,885
1,500,000	-	1,500,000	United States Treasury Note		2.125%	06/30/21	1,470,527	-		1,470,527
-	117,950,000	117,950,000	United States Treasury Note		2.750%	09/15/21	-	117,507,688		117,507,688
-	5,305,000	5,305,000	United States Treasury Note		2.750%	08/31/23	-	5,258,996		5,258,996
-	4,400,000	4,400,000	United States Treasury Note		2.875%	08/15/28	-	4,333,312		4,333,312

$32,000,000	$594,496,025	$626,496,025	TOTAL U.S. TREASURY SECURITIES				31,565,373	589,615,108		621,180,481

$50,500,000	$872,267,191	$922,767,191	TOTAL GOVERNMENT BONDS (cost $50,217,440, $871,020,255 and $921,237,695, respectively)				49,910,423	861,868,637		911,779,060

			STRUCTURED ASSETS - 32.0%
			ASSET BACKED - 8.7%
$ 1,648,679	$-	$1,648,679	321 Henderson Receivables LLC, Series 2005-1A, (3), (4)	LIBOR 1 M + 0.230%	2.388%	11/15/40	1,570,292	-		1,570,292
1,191,088	-	1,191,088	321 Henderson Receivables LLC, Series 2006-4A, (3), (4)	LIBOR 1 M + 0.200%	2.358%	12/15/41	1,166,679	-		1,166,679
-	161,526	161,526	Aames Mortgage Trust, Series - 2002 1 (Class A3), (2)		7.396%	06/25/32	-	161,645		161,645
404,359	-	404,359	ACE Securities Corporation, Manufactured Housing Trust Series 2003-MH1, (3), (4)		6.500%	05/15/29	436,378	-		436,378
1,766,000	-	1,766,000	American Express Credit Account Master Trust, Series 2014-4, (2)	LIBOR 1 M + 0.370%	2.528%	12/15/21	1,769,424	-		1,769,424
-	55,677	55,677	Asset Backed Funding Corp NIM Trust, Series - 2006 WMC1 (Class N1), (4), (13)		5.900%	07/26/35	-	1		1
-	1,257,578	1,257,578	Asset Backed Securities Corp Home Equity Loan Trust, Series - 2005 HE1 (Class M1), (2)	LIBOR 1 M + 0.750%	2.966%	03/25/35	-	1,262,224		1,262,224
2,397,322	-	2,397,322	Asset Backed Securities Corp Home Equity Loan Trust, Series 2002-HE1, (3)	LIBOR 1 M + 1.650%	3.808%	03/15/32	2,439,287	-		2,439,287

See accompanying notes to pro forma financial statements.

PRINCIPAL							VALUE
Nuveen Short Term Bond Fund	TIAA-CREF Short-Term Bond Fund	TIAA-CREF Short-Term Bond Fund Pro Forma	ISSUER (1)	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	Nuveen Short Term Bond Fund	TIAA-CREF Short-Term Bond Fund	Pro Forma Adjustments	TIAA-CREF Short-Term Bond Fund Pro Forma
$ -	$2,400,000	$2,400,000	Aventura Mall Trust, Series - 2013 AVM (Class B), (2), (4)		3.867%	12/05/32	$-	$2,432,022		$2,432,022
-	929,000	929,000	Aventura Mall Trust, Series - 2013 AVM (Class E), (2), (4)		3.867%	12/05/32	-	941,395		941,395
1,892,904	-	1,892,904	Avid Automobile Receivables Trust 2018-1, (3), (4)		2.840%	08/15/23	1,884,134	-		1,884,134
2,915,000	-	2,915,000	Bank of the West Auto Trust, Series 2017-1, (4)		2.110%	01/15/23	2,864,210	-		2,864,210
-	1,000,000	1,000,000	BBCMS Trust, Series - 2013 TYSN (Class D), (4)		3.631%	09/05/32	-	991,248		991,248
930,570	-	930,570	Bear Stearns Asset Backed Securities Trust 2005-SD1, Series BSABS 2005-SD1, (3)	LIBOR 1 M + 1.230%	3.446%	08/25/43	926,071	-		926,071
2,375,000	-	2,375,000	Cabela’s Master Credit Card Trust, Series 2014-2, (2)	LIBOR 1 M + 0.450%	2.608%	07/15/22	2,379,968	-		2,379,968
-	1,971,667	1,971,667	Capital Automotive REIT, Series - 2017 1A (Class A1), (4)		3.870%	04/15/47	-	1,948,015		1,948,015
2,655,000	-	2,655,000	Capital One Multi Asset Execution Trust, Series 2014-A3, (2)	LIBOR 1 M + 0.380%	2.538%	01/18/22	2,658,789	-		2,658,789
2,930,000	-	2,930,000	Capital One Multi Asset Execution Trust, Series 2016-A1, (2)	LIBOR 1 M + 0.450%	2.608%	02/15/22	2,936,507	-		2,936,507
2,500,000	-	2,500,000	Capital One Multi-Asset Execution Trust, (2)	LIBOR 1 M + 0.630%	2.788%	02/15/24	2,524,485	-		2,524,485
168,102	-	168,102	CarMax Auto Owner Trust, Series 2017-1 A2		1.540%	02/18/20	167,996	-		167,996
1,820,480	-	1,820,480	CarNow Auto Receivables Trust 2017-1A, (3), (4)		2.920%	09/15/22	1,812,054	-		1,812,054
887,488	-	887,488	Cascade Funding Mortgage Trust, (3), (4)		4.580%	06/25/48	887,488	-		887,488
-	4,594	4,594	Centex Home Equity, Series - 2002 A (Class AF6)		5.540%	01/25/32	-	4,631		4,631
-	87,920	87,920	Centex Home Equity, Series - 2004 B (Class M1), (2)	LIBOR 1 M + 0.645%	2.861%	03/25/34	-	86,832		86,832
-	122,341	122,341	Chase Funding Mortgage Loan Asset-Backed Certificates, Series - 2004 2 (Class 1M2), (2)		5.700%	02/26/35	-	115,845		115,845
2,379,000	-	2,379,000	Chase Issuance Trust, Series 2013-A9, (3)	LIBOR 1 M + 0.420%	2.578%	11/16/20	2,380,217	-		2,380,217
2,365,000	-	2,365,000	Chase Issuance Trust, Series 2016-A1, (2)	LIBOR 1 M + 0.410%	2.568%	05/17/21	2,370,443	-		2,370,443
4,000,000	-	4,000,000	Chase Issuance Trust, Series 2016-A3, (2)	LIBOR 1 M + 0.550%	2.708%	06/15/23	4,040,806	-		4,040,806
1,656,509	-	1,656,509	CIG Auto Receivables Trust, Series 2017- 1A, (3), (4)		2.710%	05/15/23	1,645,236	-		1,645,236

See accompanying notes to pro forma financial statements.

PRINCIPAL							VALUE
Nuveen Short Term Bond Fund	TIAA-CREF Short-Term Bond Fund	TIAA-CREF Short-Term Bond Fund Pro Forma	ISSUER (1)	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	Nuveen Short Term Bond Fund	TIAA-CREF Short-Term Bond Fund	Pro Forma Adjustments	TIAA-CREF Short-Term Bond Fund Pro Forma
$ 2,000,000	$-	$2,000,000	Citibank Credit Card Issuance Trust, (2)	LIBOR 1 M + 0.220%	2.341%	04/07/22	$2,004,048	$-		$2,004,048
-	2,554,631	2,554,631	COMM Mortgage Trust, Series - 2016 GCT (Class D), (2), (4)		3.577%	08/10/29	-	2,505,948		2,505,948
2,185,982	-	2,185,982	Conn’s Receivables Funding 2018-A LLC, Series CONN 2018-A, (3), (4)		3.250%	07/17/23	2,185,984	-		2,185,984
264,459	-	264,459	Conns Receivables Funding Trust II, Series 2017-B, (3), (4)		2.730%	07/15/20	264,424	-		264,424
-	1,140,000	1,140,000	Core Industrial Trust, Series - 2015 CALW (Class C), (4)		3.555%	02/10/34	-	1,132,397		1,132,397
-	3,500,000	3,500,000	Core Industrial Trust, Series - 2015 TEXW (Class C), (4)		3.732%	02/10/34	-	3,494,984		3,494,984
1,500,890	-	1,500,890	Credit-Based Asset Servicing and Securitization Pool 2007-SP1, (3), (4), (5)		5.615%	12/25/37	1,522,906	-		1,522,906
-	4,962,500	4,962,500	DB Master Finance LLC, Series - 2017 1A (Class A2I), (4)		3.629%	11/20/47	-	4,835,361		4,835,361
3,500,000	-	3,500,000	Discover Card Execution Note Trust, Series DCENT 2018-A3, (2)	LIBOR 1 M + 0.230%	2.388%	12/15/23	3,500,695	-		3,500,695
2,475,000	-	2,475,000	Domino’s Pizza Master Issuer LLC, (2), (4)	LIBOR 3 M + 1.250%	3.585%	07/25/47	2,481,707	-		2,481,707
-	14,850,000	14,850,000	Domino’s Pizza Master Issuer LLC, Series - 2017 1A (Class A2II), (4)		3.082%	07/25/47	-	14,342,724		14,342,724
-	2,107,891	2,107,891	Entergy Louisiana Investment Recovery Funding I LLC, Series - 2011 A (Class A1)		2.040%	09/01/23	-	2,079,818		2,079,818
1,170,000	-	1,170,000	Fifth Third Auto Trust, Series 2017-1		1.800%	02/15/22	1,155,339	-		1,155,339
2,600,000	-	2,600,000	Ford Credit Auto Owner Trust 2015-REV2, (4)		2.440%	01/15/27	2,568,172	-		2,568,172
2,300,000	-	2,300,000	Ford Credit Auto Owner Trust 2016-REV1, (4)		2.310%	08/15/27	2,251,109	-		2,251,109
2,775,000	-	2,775,000	Ford Credit Auto Owner Trust 2017-C		2.010%	03/15/22	2,735,951	-		2,735,951
-	7,250,000	7,250,000	Ford Credit Auto Owner Trust, Series - 2014 2 (Class B), (4)		2.510%	04/15/26	-	7,208,111		7,208,111
1,459,438	-	1,459,438	GLS Auto Receivables Trust 2017-1A, (3), (4)		2.670%	04/15/21	1,456,196	-		1,456,196
1,636,682	-	1,636,682	GLS Auto Receivables Trust 2018-1, (3), (4)		2.820%	07/15/22	1,630,170	-		1,630,170
-	11,400,000	11,400,000	Hilton Grand Vacations Trust, Series - 2018 AA (Class A), (4)		3.540%	02/25/32	-	11,394,798		11,394,798
162,714	-	162,714	Honor Automobile Trust, Series 2016-1A, (4)		2.940%	11/15/19	162,715	-		162,715
-	2,000,000	2,000,000	Hyundai Auto Receivables Trust, Series - 2015 B (Class B)		2.010%	06/15/21	-	1,990,577		1,990,577

See accompanying notes to pro forma financial statements.

PRINCIPAL							VALUE
Nuveen Short Term Bond Fund	TIAA-CREF Short-Term Bond Fund	TIAA-CREF Short-Term Bond Fund Pro Forma	ISSUER (1)	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	Nuveen Short Term Bond Fund	TIAA-CREF Short-Term Bond Fund	Pro Forma Adjustments	TIAA-CREF Short-Term Bond Fund Pro Forma
$ 501,984	$-	$501,984	IMC Home Mortgage Company, Home Equity Loan Pass-Through Certificates, Series 1998-3, (3)		6.720%	08/20/29	$497,956	$-		$497,956
2,668,050	-	2,668,050	Jimmy Johns Funding LLC, Series 2017-1A, (3), (4)		3.610%	07/30/47	2,633,792	-		2,633,792
2,136,201	-	2,136,201	Mid-State Trust 2010-1, (3), (4)		7.000%	12/15/45	2,278,879	-		2,278,879
-	4,332,454	4,332,454	MVW Owner Trust, Series - 2017 1A (Class A), (4)		2.420%	12/20/34	-	4,191,316		4,191,316
-	3,500,000	3,500,000	Natixis Commercial Mortgage Securities Trust, Series - 2018 285M (Class C), (2), (4)		3.917%	11/15/32	-	3,460,790		3,460,790
2,430,000	-	2,430,000	New Residential Advance Receivable Trust, Series 2016-T3, (3), (4)		2.833%	10/16/51	2,363,309	-		2,363,309
1,335,000	-	1,335,000	New Residential Advance Receivable Trust, Series 2017-T1, (3), (4)		3.214%	02/15/51	1,321,309	-		1,321,309
1,875,215	-	1,875,215	New Residential Mortgage LLC 2018-FNT2, (3), (4)		4.920%	07/25/24	1,870,948	-		1,870,948
2,200,000	-	2,200,000	Ocwen Master Advance Receivables Trust, Series OMART 2018-T2, (3), (4)		3.598%	08/15/50	2,195,050	-		2,195,050
3,185,000	-	3,185,000	OMART Receivables Trust, Series 2016-T2, (3), (4)		2.722%	08/16/49	3,169,075	-		3,169,075
500,000	-	500,000	OneMain Financial Issuance Trust 2015-1, (3), (4)		3.850%	03/18/26	502,620	-		502,620
2,000,000	-	2,000,000	OneMain Financial Issuance Trust 2015-2, (3), (4)		4.320%	07/18/25	2,008,266	-		2,008,266
2,000,000	-	2,000,000	OneMain Financial Issuance Trust 2016-2, (3), (4)		5.940%	03/20/28	2,040,478	-		2,040,478
1,250,220	-	1,250,220	OWS Structured Asset Trust, Series 2016-NPL1, (3), (4)		3.750%	07/25/56	1,264,064	-		1,264,064
-	2,500,000	2,500,000	Palisades Center Trust, Series - 2016 PLSD (Class B), (4)		3.357%	04/13/33	-	2,456,252		2,456,252
2,985,000	-	2,985,000	Park Place Securities Inc. Asset-Backed Pass-Through Certificates Series 2005-WCH, Series PPSI 2005-WCH1, (3)	LIBOR 1 M + 1.245%	3.461%	01/25/35	2,997,882	-		2,997,882
-	318,892	318,892	People’s Choice Home Loan Securities Trust, Series - 2004 2 (Class M1), (2)	LIBOR 1 M + 0.900%	3.116%	10/25/34	-	319,415		319,415

See accompanying notes to pro forma financial statements.

PRINCIPAL							VALUE
Nuveen Short Term Bond Fund	TIAA-CREF Short-Term Bond Fund	TIAA-CREF Short-Term Bond Fund Pro Forma	ISSUER (1)	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	Nuveen Short Term Bond Fund	TIAA-CREF Short-Term Bond Fund	Pro Forma Adjustments	TIAA-CREF Short-Term Bond Fund Pro Forma
$ 1,850,000	$-	$1,850,000	Planet Fitness Master Issuer LLC, Series PLNT 2018-1A, (4)		4.262%	09/05/48	$1,846,207	$-		$1,846,207
2,392,337	-	2,392,337	Prosper Marketplace Issuance Trust Series 2018-1, Series PMIT 2018-1A, (3), (4)		3.110%	06/17/24	2,392,335	-		2,392,335
2,000,000	-	2,000,000	Prosper Marketplace Issuance Trust Series 2018-2, Series PMIT 2018-2A, (3), (4)		3.350%	10/15/24	1,998,814	-		1,998,814
-	321,144	321,144	RAMP, Series - 2005 RS6 (Class M2), (2)	LIBOR 1 M + 0.765%	2.981%	06/25/35	-	321,178		321,178
-	2,000,000	2,000,000	RBS Commercial Funding, Inc Trust, Series - 2013 SMV (Class B), (4)		3.511%	03/11/31	-	1,937,527		1,937,527
-	186,782	186,782	Saxon Asset Securities Trust, Series - 2002 2 (Class AF6), (2)		6.120%	11/25/30	-	192,959		192,959
1,390,000	-	1,390,000	Sofi Professional Loan Program 2016-C LLC, Series SOFI 2016-C, (4)		2.360%	12/27/32	1,356,871	-		1,356,871
1,440,000	-	1,440,000	Sofi Professional Loan Program 2016-D LLC, Series SOFI 2016-D, (4)		2.340%	04/25/33	1,396,304	-		1,396,304
565,578	-	565,578	Sofi Professional Loan Program 2016-E LLC, (3), (4)		1.630%	01/25/36	564,007	-		564,007
1,132,028	-	1,132,028	Sofi Professional Loan Program 2017-A LLC, Series SOFI 2017-A, (4)		1.550%	03/26/40	1,123,226	-		1,123,226
-	775,230	775,230	SpringCastle America Funding LLC, Series - 2016 AA (Class A), (4)		3.050%	04/25/29	-	771,816		771,816
2,750,000	-	2,750,000	Synchrony Credit Card Master Note Trust, Series 2016-1		2.040%	03/15/22	2,743,075	-		2,743,075
-	4,925,000	4,925,000	Taco Bell Funding LLC, Series - 2016 1A (Class A2I), (4)		3.832%	05/25/46	-	4,924,803		4,924,803
1,594,730	-	1,594,730	TCF Auto Receivables Owner Trust, Series 2016-1A, (3), (4)		1.710%	04/15/21	1,587,981	-		1,587,981
-	12,334,838	12,334,838	TES LLC, Series - 2017 1A (Class A), (4)		4.330%	10/20/47	-	12,047,013		12,047,013
2,713,349	-	2,713,349	Tesla Auto Lease Trust 2018-A, (4)		2.320%	12/20/19	2,706,009	-		2,706,009
3,000,000	-	3,000,000	Toyota Auto Receivables Owner Trust, Series 2017-B		2.050%	09/15/22	2,947,938	-		2,947,938
1,021,458	-	1,021,458	Veros Auto Receivables Trust 2017-1, (3), (4)		2.840%	04/17/23	1,017,620	-		1,017,620
2,284,350	-	2,284,350	Wendys Funding LLC, Series 2015-1A, (4)		4.080%	06/15/45	2,285,241	-		2,285,241
2,500,000	-	2,500,000	World Omni Auto Receivables Trust 2018-C		2.800%	01/18/22	2,498,131	-		2,498,131

$112,613,166	$88,949,665	$201,562,831	TOTAL ASSET BACKED				112,387,267	87,551,645		199,938,912

See accompanying notes to pro forma financial statements.

PRINCIPAL							VALUE
Nuveen Short Term Bond Fund	TIAA-CREF Short-Term Bond Fund	TIAA-CREF Short-Term Bond Fund Pro Forma	ISSUER (1)	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	Nuveen Short Term Bond Fund	TIAA-CREF Short-Term Bond Fund	Pro Forma Adjustments	TIAA-CREF Short-Term Bond Fund Pro Forma
			OTHER MORTGAGE BACKED - 23.3%
$ -	$5,000,000	$5,000,000	20 TSQ GroundCo LLC, Series - 2018 20TS (Class B), (2), (4)		3.203%	05/15/35	$-	$4,844,124		$4,844,124
-	10,000,000	10,000,000	20 TSQ GroundCo LLC, Series - 2018 20TS (Class D), (2), (4)		3.203%	05/15/35	-	9,481,727		9,481,727
2,649,299	-	2,649,299	AmeriCold LLC Trust, Series 2010, (2), (4)	LIBOR 1 M + 1.500%	3.634%	01/17/29	2,648,248	-		2,648,248
-	368,541	368,541	Banc of America Funding, Series - 2005 A (Class 5A3), (2)	LIBOR 1 M + 0.800%	2.965%	02/20/35	-	367,375		367,375
3,000,000	-	3,000,000	Barclays Commercial Mortgage, Mortgage Pass-Through Certificates, Series 2015-STP, (3), (4)		4.427%	09/10/28	3,005,347	-		3,005,347
1,061,761	-	1,061,761	BBCMS Trust 2014-BXO, Series BBCMS 2014-BXO, (2), (4)	LIBOR 1 M + 3.000%	5.158%	08/16/27	1,064,628	-		1,064,628
-	3,394,562	3,394,562	Bear Stearns ALT-A Trust, Series - 2004 4 (Class A1), (2)	LIBOR 1 M + 0.600%	2.816%	06/25/34	-	3,385,780		3,385,780
-	4,526,941	4,526,941	Bear Stearns Commercial Mortgage Securities Trust, Series - 2003 PWR2 (Class H), (2), (4)		5.300%	05/11/39	-	4,553,718		4,553,718
-	8,876,721	8,876,721	Chase Mortgage Trust, Series - 2016 2 (Class M2), (2), (4)		3.750%	12/25/45	-	8,686,289		8,686,289
75,720	-	75,720	Citicorp Mortgage Securities Inc., REMIC Pass-Through Certificates, Series 2006-1 5A1, (3)		5.500%	02/25/26	76,074	-		76,074
2,000,000	-	2,000,000	Cold Storage Trust, Commercial Mortgage Backed Securities, Series 2017-ICE3, (2), (4)	LIBOR 1 M + 1.000%	3.158%	04/15/36	2,004,968	-		2,004,968
1,672,442	-	1,672,442	Colony American Homes Trust 2015-1A, (3), (4)	LIBOR 1 M + 1.200%	3.331%	07/19/32	1,674,512	-		1,674,512
2,960,000	-	2,960,000	Colony American Homes Trust 2015-1A, (3), (4)	LIBOR 1 M + 1.950%	4.081%	07/17/32	2,967,274	-		2,967,274
1,242,107	-	1,242,107	Colony Starwood Homes, Series 2016-1A, (3), (4)	LIBOR 1 M + 3.100%	5.258%	07/19/33	1,245,890	-		1,245,890
-	1,000,000	1,000,000	COMM Mortgage Trust, Series - 2013 CR11 (Class AM), (2)		4.715%	08/10/50	-	1,044,437		1,044,437
-	3,623,360	3,623,360	COMM Mortgage Trust, Series - 2013 CR6 (Class B), (4)		3.397%	03/10/46	-	3,541,880		3,541,880

See accompanying notes to pro forma financial statements.

PRINCIPAL							VALUE
Nuveen Short Term Bond Fund	TIAA-CREF Short-Term Bond Fund	TIAA-CREF Short-Term Bond Fund Pro Forma	ISSUER (1)	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	Nuveen Short Term Bond Fund	TIAA-CREF Short-Term Bond Fund	Pro Forma Adjustments	TIAA-CREF Short-Term Bond Fund Pro Forma
$ -	$53,000	$53,000	COMM Mortgage Trust, Series - 2016 COR1 (Class ASB)		2.972%	10/10/49	$-	$51,357		$51,357
1,000,000	-	1,000,000	Commercial Mortgage Lease-Backed Certificates Series 2001-CMLB-1, (4)		8.046%	06/20/31	1,082,492	-		1,082,492
-	1,045,540	1,045,540	Connecticut Avenue Securities, Series - 2014 C02 (Class 1M1), (2)	LIBOR 1 M + 0.950%	3.166%	05/25/24	-	1,047,394		1,047,394
-	1,141,616	1,141,616	Connecticut Avenue Securities, Series - 2016 C01 (Class 1M1), (2)	LIBOR 1 M + 1.950%	4.166%	08/25/28	-	1,145,348		1,145,348
-	942,880	942,880	Connecticut Avenue Securities, Series - 2016 C02 (Class 1M1), (2)	LIBOR 1 M + 2.150%	4.366%	09/25/28	-	946,649		946,649
-	1,515,670	1,515,670	Connecticut Avenue Securities, Series - 2016 C03 (Class 1M1), (2)	LIBOR 1 M + 2.000%	4.216%	10/25/28	-	1,533,510		1,533,510
-	5,798,021	5,798,021	Connecticut Avenue Securities, Series - 2016 C04 (Class 1M1), (2)	LIBOR 1 M + 1.450%	3.666%	01/25/29	-	5,837,751		5,837,751
-	2,001,092	2,001,092	Connecticut Avenue Securities, Series - 2016 C05 (Class 2M1), (2)	LIBOR 1 M + 1.350%	3.566%	01/25/29	-	2,006,679		2,006,679
-	7,713,149	7,713,149	Connecticut Avenue Securities, Series - 2017 C01 (Class 1M1), (2)	LIBOR 1 M + 1.300%	2.165%	07/25/29	-	7,765,768		7,765,768
-	3,621,803	3,621,803	Connecticut Avenue Securities, Series - 2017 C02 (Class 2M1), (2)	LIBOR 1 M + 1.150%	3.366%	09/25/29	-	3,643,725		3,643,725
-	9,797,497	9,797,497	Connecticut Avenue Securities, Series - 2017 C03 (Class 1M1), (2)	LIBOR 1 M + 0.950%	3.166%	10/25/29	-	9,857,825		9,857,825
-	3,000,000	3,000,000	Connecticut Avenue Securities, Series - 2017 C06 (Class 1M2), (2)	LIBOR 1 M + 2.650%	4.866%	02/25/30	-	3,140,625		3,140,625
-	23,719,378	23,719,378	Connecticut Avenue Securities, Series - 2018 C01 (Class 1M1), (2)	LIBOR 1 M + 0.600%	2.816%	07/25/30	-	23,751,428		23,751,428
-	2,154,495	2,154,495	Connecticut Avenue Securities, Series - 2018 C04 (Class 2M1), (2)	LIBOR 1 M + 0.750%	2.966%	12/25/30	-	2,157,696		2,157,696
-	1,469,725	1,469,725	Credit Suisse Commercial Mortgage Trust, Series - 2006 C1 (Class H), (2), (4)		5.676%	02/15/39	-	1,480,589		1,480,589
-	12,000,000	12,000,000	Credit Suisse Commercial Mortgage Trust, Series - 2007 C2 (Class C), (2), (4)		5.897%	01/15/49	-	15,424,878		15,424,878
-	2,825,000	2,825,000	Credit Suisse Commercial Mortgage Trust, Series - 2014 USA (Class A1), (4)		3.304%	09/15/37	-	2,773,346		2,773,346
287,857	-	287,857	Credit Suisse First Boston Mortgage Securities Corporation, Mortgage-Backed Pass-Through Certificates, Series 2003-23, (3)		5.750%	09/25/33	300,550	-		300,550

See accompanying notes to pro forma financial statements.

PRINCIPAL							VALUE
Nuveen Short Term Bond Fund	TIAA-CREF Short-Term Bond Fund	TIAA-CREF Short-Term Bond Fund Pro Forma	ISSUER (1)	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	Nuveen Short Term Bond Fund	TIAA-CREF Short-Term Bond Fund	Pro Forma Adjustments	TIAA-CREF Short-Term Bond Fund Pro Forma
$ 2,362,482	$-	$2,362,482	Credit Suisse Mortgage Trust 2017-HL2, (3), (4)		3.500%	10/25/47	$2,329,776	$-		$2,329,776
-	3,130,000	3,130,000	DBUBS Mortgage Trust, Series - 2011 LC1A (Class C), (2), (4)		5.884%	11/10/46	-	3,275,667		3,275,667
-	1,120,000	1,120,000	DBUBS Mortgage Trust, Series - 2011 LC1A (Class D), (2), (4)		5.884%	11/10/46	-	1,164,722		1,164,722
-	3,435,000	3,435,000	DBUBS Mortgage Trust, Series - 2011 LC2A (Class C), (2), (4)		5.718%	07/10/44	-	3,585,612		3,585,612
-	3,900,000	3,900,000	DBUBS Mortgage Trust, Series - 2011 LC2A (Class D), (2), (4)		5.718%	07/10/44	-	4,012,015		4,012,015
-	467,148	467,148	Deutsche Mortgage Securities, Inc Mortgage Loan Trust, Series - 2004 5 (Class A5B), (2)		5.440%	07/25/34	-	474,808		474,808
101,284	-	101,284	Fannie Mae Mortgage Interest Strips, (3)		5.000%	09/01/24	3,491	-		3,491
2,207,359	-	2,207,359	Fannie Mae Mortgage Pool, (3)		2.500%	01/01/27	2,159,830	-		2,159,830
2,557,407	-	2,557,407	Fannie Mae Mortgage Pool., (3)		2.500%	12/01/27	2,497,751	-		2,497,751
7,071	-	7,071	Fannie Mae Real Estate Mortgage Investment Conduit, Pass Through Certificates, (3)		5.500%	09/25/22	7,240	-		7,240
103,026	-	103,026	Fannie Mae Real Estate Mortgage Investment Conduit, Pass Through Certificates, (3)	LIBOR 1 M + 0.300%	2.516%	11/25/34	103,230	-		103,230
16,387	-	16,387	Fannie Mae REMIC Pass-Through Certificates, (3)		2.750%	06/25/20	16,467	-		16,467
1,101	-	1,101	Federal Home Loan Mortgage Corporation, REMIC, (3)		6.000%	12/15/20	1,111	-		1,111
2,106,406	-	2,106,406	Flagstar Mortgage Trust 2018-4, (3), (4)		4.000%	07/25/48	2,112,747	-		2,112,747
-	447,584	447,584	Flagstar Mortgage Trust, Series - 2017 1 (Class 1A5), (2), (4)		3.500%	03/25/47	-	439,542		439,542
2,176,800	-	2,176,800	Flagstar Mortgage Trust, Series 2017-2, (3), (4)		3.500%	10/25/47	2,141,025	-		2,141,025
23,245	-	23,245	Freddie Mac Mortgage Pool, Various, (3)		4.500%	04/01/22	23,457	-		23,457
1,995,000	-	1,995,000	Freddie Mac Mortgage Trust, Structured Pass-Through Certificates, Series 2012- K707, (3), (4)		4.005%	01/25/47	1,993,151	-		1,993,151
140,130	-	140,130	Freddie Mac Multi-Class Certificates, (1-Month LIBOR reference rate + 0.400% spread), (3)	LIBOR 1 M + 0.400%	2.558%	12/15/20	140,535	-		140,535

See accompanying notes to pro forma financial statements.

PRINCIPAL							VALUE
Nuveen Short Term Bond Fund	TIAA-CREF Short-Term Bond Fund	TIAA-CREF Short-Term Bond Fund Pro Forma	ISSUER (1)	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	Nuveen Short Term Bond Fund	TIAA-CREF Short-Term Bond Fund	Pro Forma Adjustments	TIAA-CREF Short-Term Bond Fund Pro Forma
$ 2,328,624	$-	$2,328,624	Freddie Mac MultiFamily Mortgage Trust, Structured Pass Through Certificates, Series 2016-K722, (3)		2.183%	05/25/22	$2,264,040	$-		$2,264,040
1,680,000	-	1,680,000	Freddie Mac Multifamily Structured Pass- Through Certificates FHMS K068, (3)	LIBOR 1 M + 0.200%	2.314%	10/25/19	1,680,180	-		1,680,180
2,235,000	-	2,235,000	Freddie Mac Multifamily Structured Pass Through Certificates, Series KLH1, (3)	LIBOR 1 M + 0.700%	2.814%	11/25/22	2,242,607	-		2,242,607
2,133,156	-	2,133,156	Freddie Mac Multifamily Structured Pass-Through Certificates, FHMS K726, (3)		2.596%	08/25/23	2,103,344	-		2,103,344
1,863,715	-	1,863,715	Freddie Mac Structured Agency Credit Risk Debt Notes, (4)		3.746%	02/25/48	1,854,824	-		1,854,824
1,445,000	-	1,445,000	Freddie Mac Structured Agency Credit Risk Debt Notes, (4)		4.168%	08/25/48	1,449,292	-		1,449,292
495,292	-	495,292	GAHR Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2015-NRF, (3), (4)	LIBOR 1 M + 1.550%	3.613%	12/15/34	495,447	-		495,447
535,815	-	535,815	Goldman Sachs Mortgage Securities Corporation II, Commercial Mortgage Pass-Through Certificates, Series 2010-C1, (4)		3.679%	08/12/43	537,503	-		537,503
-	3,000,000	3,000,000	GS Mortgage Securities Corp II, Series - 2012 BWTR (Class A), (4)		2.954%	11/05/34	-	2,921,799		2,921,799
-	2,000,000	2,000,000	GS Mortgage Securities Corp II, Series - 2013 KING (Class D), (2), (4)		3.550%	12/10/27	-	1,980,637		1,980,637
-	1,050,000	1,050,000	GS Mortgage Securities Corp II, Series - 2017 SLP (Class A), (4)		3.419%	10/10/32	-	1,041,199		1,041,199
-	750,000	750,000	GS Mortgage Securities Trust, Series - 2016 GS4 (Class 225B), (4)		2.994%	11/10/29	-	735,993		735,993
-	168,068	168,068	Impac CMB Trust, Series - 2004 11 (Class 2A1), (2)	LIBOR 1 M + 0.660%	2.876%	03/25/35	-	164,697		164,697
3,252,296	-	3,252,296	Invitation Homes 2018-SFR1 Trust, (3), (4)	LIBOR 1 M + 0.700%	2.858%	03/19/37	3,242,772	-		3,242,772
2,159,379	-	2,159,379	Invitation Homes 2018-SFR2 Trust, (3), (4)	LIBOR 1 M + 0.900%	3.058%	06/18/37	2,160,731	-		2,160,731
2,732,460	-	2,732,460	Invitation Homes 2018-SFR3 Trust, (3), (4)	LIBOR 1 M + 1.000%	3.158%	07/17/37	2,748,962	-		2,748,962
1,312,646	-	1,312,646	Invitation Homes Trust 2017-SFR3, (3), (4)	LIBOR 1 M + 0.850%	3.008%	12/19/36	1,315,925	-		1,315,925
2,605,000	-	2,605,000	J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-BCON, (4)		3.735%	01/07/31	2,625,734	-		2,625,734

See accompanying notes to pro forma financial statements.

PRINCIPAL							VALUE
Nuveen Short Term Bond Fund	TIAA-CREF Short-Term Bond Fund	TIAA-CREF Short-Term Bond Fund Pro Forma	ISSUER (1)	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	Nuveen Short Term Bond Fund	TIAA-CREF Short-Term Bond Fund	Pro Forma Adjustments	TIAA-CREF Short-Term Bond Fund Pro Forma
$ 3,659,898	$-	$3,659,898	JP Morgan Chase Commercial Mortgage Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series 2010-C2 A3, (4)		4.070%	11/15/43	$3,701,332	$-		$3,701,332
2,098,695	-	2,098,695	JP Morgan Chase Commercial Mortgage Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series 2011-C3 A1, (4)		4.717%	02/16/46	2,152,325	-		2,152,325
2,970,000	-	2,970,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Pass Through Certificates Trust 2017-MAUI, (2), (4)	LIBOR 1 M + 0.830%	2.963%	07/17/34	2,970,931	-		2,970,931
-	2,793,483	2,793,483	JP Morgan Chase Commercial Mortgage Securities Trust, Series - 2004 CB8 (Class H), (2), (4)		5.787%	01/12/39	-	2,808,350		2,808,350
-	1,500,000	1,500,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series - 2010 CNTR (Class B), (4)		5.023%	08/05/32	-	1,528,224		1,528,224
-	2,000,000	2,000,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series - 2011 C3 (Class B), (2), (4)		5.013%	02/15/46	-	2,040,796		2,040,796
-	6,170,000	6,170,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series - 2011 C3 (Class C), (2), (4)		5.360%	02/15/46	-	6,300,399		6,300,399
-	600,000	600,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series - 2012 HSBC (Class C), (4)		4.021%	07/05/32	-	603,890		603,890
2,321,343	-	2,321,343	JP Morgan Mortgage Trust 2018-4, (4)		3.500%	10/25/48	2,305,575	-		2,305,575
-	10,409,731	10,409,731	JP Morgan Mortgage Trust, Series - 2017 1 (Class A3), (2), (4)		3.500%	01/25/47	-	10,234,389		10,234,389
-	10,365,331	10,365,331	JP Morgan Mortgage Trust, Series - 2017 3 (Class 1A5), (2), (4)		3.500%	08/25/47	-	10,205,249		10,205,249
-	12,668,309	12,668,309	JP Morgan Mortgage Trust, Series - 2017 4 (Class A6), (2), (4)		3.000%	11/25/48	-	12,385,742		12,385,742
-	11,873,927	11,873,927	JP Morgan Mortgage Trust, Series - 2018 8 (Class A15), (2), (4)		4.000%	01/25/49	-	11,942,998		11,942,998
-	18,000,000	18,000,000	JP Morgan Mortgage Trust, Series - 2018 9 (Class A15), (2), (4)		4.000%	04/25/23	-	18,081,306		18,081,306

See accompanying notes to pro forma financial statements.

PRINCIPAL							VALUE
Nuveen Short Term Bond Fund	TIAA-CREF Short-Term Bond Fund	TIAA-CREF Short-Term Bond Fund Pro Forma	ISSUER (1)	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	Nuveen Short Term Bond Fund	TIAA-CREF Short-Term Bond Fund	Pro Forma Adjustments	TIAA-CREF Short-Term Bond Fund Pro Forma
$ 2,325,257	$-	$2,325,257	JP Morgan Mortgage Trust, Series 2017-2, (4)		3.500%	05/25/47	$2,289,346	$-		$2,289,346
-	6,000,000	6,000,000	LB-UBS Commercial Mortgage Trust, Series - 2004 C8 (Class H), (2), (4)		5.964%	12/15/39	-	6,047,785		6,047,785
-	493,740	493,740	Morgan Stanley Capital I Trust, Series - 2005 IQ9 (Class B)		4.860%	07/15/56	-	494,354		494,354
-	1,250,000	1,250,000	Morgan Stanley Capital I Trust, Series - 2005 IQ9 (Class D)		5.000%	07/15/56	-	1,233,697		1,233,697
-	4,214,000	4,214,000	Morgan Stanley Capital I Trust, Series - 2005 T19 (Class F), (2), (4)		5.785%	06/12/47	-	4,281,299		4,281,299
-	2,151,315	2,151,315	Morgan Stanley Capital I Trust, Series - 2006 HQ10 (Class AJ), (2)		5.389%	11/12/41	-	2,141,893		2,141,893
-	468,884	468,884	Morgan Stanley Capital I Trust, Series - 2006 IQ11 (Class AJ), (2)		6.367%	10/15/42	-	467,794		467,794
-	1,198,683	1,198,683	Morgan Stanley Capital I Trust, Series - 2006 T21 (Class AJ), (2)		5.273%	10/12/52	-	1,206,146		1,206,146
-	466,796	466,796	Morgan Stanley Capital I Trust, Series - 2007 IQ15 (Class AJ), (2)		6.328%	06/11/49	-	470,936		470,936
-	6,500,000	6,500,000	Morgan Stanley Capital I Trust, Series - 2007 T27 (Class B), (2), (4)		6.145%	06/11/42	-	6,846,153		6,846,153
-	852,598	852,598	Morgan Stanley Dean Witter Capital I Trust, Series - 2001 TOP3 (Class E), (2), (4)		7.587%	07/15/33	-	897,863		897,863
2,021,775	-	2,021,775	New Residential Mortgage LLC, (3), (4)		4.690%	05/25/23	2,017,493	-		2,017,493
1,495,195	-	1,495,195	New Residential Mortgage Loan Trust, Mortgage Pass Through Certificates, Series 2014-2A, (3), (4)		3.750%	05/25/54	1,495,604	-		1,495,604
897,770	-	897,770	New Residential Mortgage Loan Trust, Mortgage Pass Through Certificates, Series 2014-3A, (3), (4)		3.750%	11/25/54	896,350	-		896,350
1,511,997	-	1,511,997	New Residential Mortgage Loan Trust, Mortgage Pass Through Certificates, Series 2015-A1, (3), (4)		3.750%	05/28/52	1,512,970	-		1,512,970
1,671,405	-	1,671,405	New Residential Mortgage Loan Trust, Mortgage Pass Through Certificates, Series 2016-1A, (3), (4)		3.750%	03/25/56	1,664,378	-		1,664,378
2,413,112	-	2,413,112	New Residential Mortgage Loan Trust, Mortgage Pass Through Certificates, Series 2017-6A, (3), (4)		4.000%	12/25/57	2,423,937	-		2,423,937

See accompanying notes to pro forma financial statements.

PRINCIPAL							VALUE
Nuveen Short Term Bond Fund	TIAA-CREF Short-Term Bond Fund	TIAA-CREF Short-Term Bond Fund Pro Forma	ISSUER (1)	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	Nuveen Short Term Bond Fund	TIAA-CREF Short-Term Bond Fund	Pro Forma Adjustments	TIAA-CREF Short-Term Bond Fund Pro Forma
$ 1,911,518	$-	$1,911,518	New Residential Mortgage Loan Trust, Series 2017-1A, (3), (4)		4.000%	02/25/57	$1,917,121	$-		$1,917,121
2,200,723	-	2,200,723	OBX 2018-EXP1 Trust, Series OBX 2018-EXP1, (3), (4)		4.500%	04/25/48	2,227,098	-		2,227,098
-	2,724,525	2,724,525	Opteum Mortgage Acceptance Corp Asset Backed Pass-Through Certificates, Series - 2005 2 (Class M2), (2)	LIBOR 1 M + 0.675%	2.891%	04/25/35	-	2,715,313		2,715,313
2,212,891	-	2,212,891	Progress Residential Trust, Series 2017 -SFRI, (3), (4)		2.768%	08/17/34	2,133,566	-		2,133,566
1,845,000	-	1,845,000	Sequoia Mortgage Trust 2018-CH4, Series SEMT 2018-CH4, (4)		4.500%	10/25/48	1,870,958	-		1,870,958
-	16,632,418	16,632,418	Sequoia Mortgage Trust, Series - 0 2 (Class A4), (2), (4)		3.500%	02/25/48	-	16,435,423		16,435,423
-	12,163,743	12,163,743	Sequoia Mortgage Trust, Series - 2016 1 (Class A10), (2), (4)		3.500%	06/25/46	-	11,983,185		11,983,185
-	5,873,488	5,873,488	Sequoia Mortgage Trust, Series - 2017 2 (Class A10), (2), (4)		3.500%	02/25/47	-	5,778,355		5,778,355
-	492,255	492,255	Sequoia Mortgage Trust, Series - 2017 2 (Class A4), (2), (4)		3.500%	02/25/47	-	484,308		484,308
-	10,755,152	10,755,152	Sequoia Mortgage Trust, Series - 2017 2 (Class A5), (2), (4)		3.000%	02/25/47	-	10,423,151		10,423,151
-	12,254,941	12,254,941	Sequoia Mortgage Trust, Series - 2017 3 (Class A4), (2), (4)		3.500%	04/25/47	-	12,123,887		12,123,887
-	5,637,782	5,637,782	Sequoia Mortgage Trust, Series - 2017 4 (Class A4), (2), (4)		3.500%	07/25/47	-	5,569,952		5,569,952
-	8,487,918	8,487,918	Sequoia Mortgage Trust, Series - 2017 5 (Class A5), (2), (4)		3.000%	08/25/47	-	8,273,649		8,273,649
-	13,736,479	13,736,479	Sequoia Mortgage Trust, Series - 2017 6 (Class A4), (2), (4)		3.500%	09/25/47	-	13,607,402		13,607,402
953,988	12,193,828	13,147,816	Sequoia Mortgage Trust, Series - 2017 CH2 (Class A10), (2), (4)		4.000%	12/25/47	959,555	12,264,995		13,224,550
-	6,434,054	6,434,054	Shellpoint Co-Originator Trust, Series - 2017 1 (Class A4), (4)		3.500%	04/25/47	-	6,326,483		6,326,483
3,000,000	-	3,000,000	STACR Trust 2018-DNA2, (2), (4)	LIBOR 1 M + 0.800%	3.016%	12/26/30	3,009,216	-		3,009,216
-	13,700,000	13,700,000	Station Place Agency Securitization Trust, Series - 2017 LD1 (Class B), (2), (4)	LIBOR 1 M + 1.000%	2.872%	11/25/50	-	13,667,146		13,667,146

See accompanying notes to pro forma financial statements.

PRINCIPAL							VALUE
Nuveen Short Term Bond Fund	TIAA-CREF Short-Term Bond Fund	TIAA-CREF Short-Term Bond Fund Pro Forma	ISSUER (1)	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	Nuveen Short Term Bond Fund	TIAA-CREF Short-Term Bond Fund	Pro Forma Adjustments	TIAA-CREF Short-Term Bond Fund Pro Forma
$ -	$2,078,865	$2,078,865	Structured Adjustable Rate Mortgage Loan Trust, Series - 2004 9XS (Class A), (2)	LIBOR 1 M + 0.370%	2.586%	07/25/34	$-	$2,082,203		$2,082,203
-	906,374	906,374	Structured Agency Credit Risk Debt Note (STACR), Series - 2015 HQ1 (Class M2), (2)	LIBOR 1 M + 2.200%	4.416%	03/25/25	-	908,779		908,779
-	3,750,000	3,750,000	Structured Agency Credit Risk Debt Note (STACR), Series - 2016 DNA4 (Class M2), (2)	LIBOR 1 M + 1.300%	3.516%	03/25/29	-	3,785,234		3,785,234
-	9,414,287	9,414,287	Structured Agency Credit Risk Debt Note (STACR), Series - 2017 DNA1 (Class M1), (2)	LIBOR 1 M + 1.200%	3.416%	07/25/29	-	9,496,453		9,496,453
-	18,320,158	18,320,158	Structured Agency Credit Risk Debt Note (STACR), Series - 2017 DNA2 (Class M1), (2)	LIBOR 1 M + 1.200%	3.416%	10/25/29	-	18,523,114		18,523,114
-	17,755,701	17,755,701	Structured Agency Credit Risk Debt Note (STACR), Series - 2017 DNA3 (Class M1), (2)	LIBOR 1 M + 0.750%	2.966%	03/25/30	-	17,824,412		17,824,412
2,027,769	4,055,537	6,083,306	Structured Agency Credit Risk Debt Note (STACR), Series - 2017 HQA2 (Class M1), (2)	LIBOR 1 M + 0.800%	1.959%	12/25/29	2,032,509	4,065,018		6,097,527
-	2,846,909	2,846,909	Structured Agency Credit Risk Debt Note (STACR), Series - 2018 DNA1 (Class M1), (2)	LIBOR 1 M + 0.450%	2.666%	07/25/30	-	2,842,638		2,842,638
-	2,257,928	2,257,928	Tax Ease Funding LLC, Series - 2016 1A (Class A), (4)		3.131%	06/15/28	-	2,251,751		2,251,751
2,170,000	-	2,170,000	Tricon American Homes Trust, Series 2017-SFRI, (3), (4)		2.716%	09/19/34	2,082,657	-		2,082,657
1,565,000	2,500,000	4,065,000	VNDO Mortgage Trust, Series - 2013 PENN (Class A), (4)		3.808%	12/13/29	1,578,705	2,521,892		4,100,597
-	7,855,972	7,855,972	VSE Voi Mortgage LLC, Series - 2018 A (Class A), (4)		3.560%	02/20/36	-	7,833,954		7,833,954
-	1,530,000	1,530,000	Wachovia Bank Commercial Mortgage Trust, Series - 2007 C34 (Class C), (2)		6.418%	05/15/46	-	1,562,956		1,562,956
-	775,000	775,000	Wachovia Bank Commercial Mortgage Trust, Series - 2007 C34 (Class E), (2)		6.376%	05/15/46	-	800,087		800,087
-	3,215,000	3,215,000	Wells Fargo Commercial Mortgage Trust, Series - 2012 LC5 (Class AS)		3.539%	10/15/45	-	3,212,767		3,212,767

See accompanying notes to pro forma financial statements.

PRINCIPAL								VALUE
Nuveen Short Term Bond Fund	TIAA-CREF Short-Term Bond Fund	TIAA-CREF Short-Term Bond Fund Pro Forma		ISSUER (1)	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	Nuveen Short Term Bond Fund	TIAA-CREF Short-Term Bond Fund	Pro Forma Adjustments		TIAA-CREF Short-Term Bond Fund Pro Forma
$ 8,779	$-	$8,779		Wells Fargo Mortgage Backed Securities, 2005-AR16 Class 3A2, (3)		4.207%	02/25/35	$8,909	$-			$8,909
-	114,800	114,800		WFRBS Commercial Mortgage Trust, Series -2011 C4 (Class A3), (4)		4.394%	06/15/44	-	115,214			115,214
-	4,500,000	4,500,000		WFRBS Commercial Mortgage Trust, Series - 2013 C11 (Class B), (2)		3.714%	03/15/45	-	4,464,394			4,464,394

$95,807,382	$437,996,702	$533,804,084		TOTAL OTHER MORTGAGE BACKED				95,571,690	440,429,967			536,001,657

				TOTAL STRUCTURED ASSETS (cost $209,432,462, $533,696,142 and $743,128,604, respectively)				207,958,957	527,981,612			735,940,569

				TOTAL BONDS (cost $438,112,435, $1,878,073,464 and $2,316,185,899, respectively)				434,266,531	1,856,993,454			2,291,259,985

				TOTAL LONG-TERM INVESTMENTS (cost $438,112,435, $1,928,657,998 and $2,366,770,433, respectively)				434,266,531	1,907,483,366			2,341,749,897

SHARES				ISSUER (1)	RATE			VALUE
				INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.0% (10)
				MONEY MARKET FUNDS - 0.0%
2,961,075	-	-	(10)	First American Government Obligations Fund, Class X, (8)	1.978%(9)			$2,961,075	$-	$(2,961,075)	(10)	$-

				TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING (cost $2,961,075, $0 and $0 (10), respectively)				2,961,075	-	(2,961,075)	(10)	-

See accompanying notes to pro forma financial statements.

SHARES / PRINCIPAL							VALUE
Nuveen Short Term Bond Fund	TIAA-CREF Short-Term Bond Fund	TIAA-CREF Short-Term Bond Fund Pro Forma	ISSUER (1)	RATE		MATURITY	Nuveen Short Term Bond Fund	TIAA-CREF Short-Term Bond Fund	Pro Forma Adjustments		TIAA-CREF Short-Term Bond Fund Pro Forma
			SHORT-TERM INVESTMENTS -1.5%
			MONEY MARKET FUNDS - 0.3%
$6,895,843	$-	$6,895,843	First American Treasury Obligations Fund, Class Z, (3)	1.958	%(9)		$6,895,843	$-	$-		$6,895,843

			TREASURY DEBT - 1.2%
$ -	$5,250,000	$5,250,000	United States Treasury Bill	1.921%		10/04/18	$-	$5,249,111	$-		$5,249,111
-	21,425,000	21,425,000	United States Treasury Bill	1.976%		10/11/18	-	21,412,822	-		21,412,822

$ -	$26,675,000	$26,675,000	TOTAL TREASURY DEBT				-	26,661,933	-		26,661,933

			TOTAL SHORT-TERM INVESTMENTS (cost $6,895,843, $26,662,406 and $33,558,249, respectively)				$6,895,843	$26,661,933			$33,557,776

			TOTAL INVESTMENTS (cost $447,969,353, $1,955,320,404 and $2,400,328,682, respectively) - 103.1%				444,123,449	1,934,145,299	(2,961,075)	(10)	2,375,307,673

			OTHER ASSETS LESS LIABILITIES - (3.1)% (11)				1,291,018	(75,495,811)	2,961,075	(10)	(71,243,718)

			NET ASSETS - 100%				$445,414,467	$1,858,649,488	$-		$2,304,063,955

Investments in Derivatives

Futures Contracts

Description	Contract Position	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Nuveen Short Term Bond Fund
U.S. Treasury 2-Year Note	Long	124	12/18	$26,201,310	$26,131,063	$(70,247)
U.S. Treasury 5-Year Note	Long	35	12/18	3,948,029	3,936,680	(11,350)

Total Nuveen Short Term Bond Fund				$30,149,339	$30,067,743	$(81,597)

TIAA-CREF Short-Term Bond Fund:
U.S. Treasury 5-Year Note	Short	(510)	12/18	$(57,736,298)	$(57,363,047)	$373,251
U.S. Treasury 10-Year Note	Short	(241)	12/18	(28,902,449)	(28,626,281)	276,168

Total TIAA-CREF Short-Term Bond Fund				$(86,638,747)	$(85,989,328)	$649,419

TIAA-CREF Short-Term Bond Fund Pro Forma				$(56,489,408)	$(55,921,585)	$567,822

See accompanying notes to pro forma financial statements.

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of the Pro Forma Portfolio of Investments, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on the Acquiring Fund Pro Forma’s net assets.
(2)	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(3)	It is currently anticipated that the security, or a portion of the security, may be disposed following the Reorganization. Actual portfolio sales will depend on portfolio composition, market conditions and other factors at the time of the Reorganization.
(4)	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 9/30/18, the aggregate value of these securities was $156,871,094 or 35.2% of Target Fund net assets, $608,154,923 or 32.7% of Acquiring Fund net assets, and $765,026,017 or 33.2% for the Acquiring Fund Pro Forma net assets.
(5)	Step-up coupon bond, a bond with a coupon that increases (“step up”), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(6)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $2,889,696.
(7)	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
(8)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.
(9)	The rate shown is the annualized seven-day subsidized yield as of the end of the reporting period.
(10)	The Acquiring Fund Pro Forma is currently not expected to engage in securities lending. See Pro Forma Statement of Assets and Liabilities-Pro Forma Adjustments.
(11)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the unrealized appreciation (depreciation) of OTC cleared and exchange-traded derivatives, when applicable.
(12)	All or a portion of these securities were purchased on a delayed delivery basis.
(13)	Security is categorized as Level 3 in the fair value hierarchy.
LIBOR	London Inter-Bank Offered Rate

See accompanying notes to pro forma financial statements.

Pro Forma Statements of Assets and Liabilities

September 30, 2018 (Unaudited)

	Nuveen Short Term Bond Fund	TIAA-CREF Short-Term Bond Fund	Pro Forma Adjustments		TIAA-CREF Short-Term Bond Fund Pro Forma
Assets
Portfolio investments, at value*	$441,162,374	$1,934,145,299			$2,375,307,673
Investments purchased with collateral from securities lending, at value*	2,961,075	—	(2,961,075	)(a)	—
Cash**	134,490	898,844			1,033,334
Due from broker	31,082	—			31,082
Receivable from securities transactions	3,178,089	71,150			3,249,239
Receivable for delayed delivery securities	—	1,937,896			1,937,896
Receivable from Fund shares sold	1,154,812	756,274,447			757,429,259
Dividends and interest receivable	2,183,523	9,361,126			11,544,649
Due from affiliates	—	7,718			7,718
Receivable for variation margin on open futures contracts	6,085	651,304			657,389
Other	95,094	103,805			198,899
Total assets	450,906,624	2,703,451,589	(2,961,075)		3,151,397,138
Liabilities
Management fees payable	121,769	65,186			186,955
Service agreement fees payable	—	3,886			3,886
Shareholder servicing agent fees	58,674	—			58,674
12b-1 distribution and service fees	27,411	—			27,411
Distribution fees payable	—	24,371			24,371
Payable from collateral from securities lending program	2,961,075	—	(2,961,075	)(a)	—
Payable for delayed delivery securities	—	1,937,896			1,937,896
Payable for investments purchased	935,757	—			935,757
Payable for Fund shares redeemed	835,936	840,647,129			841,483,065
Income distribution payable	405,204	1,874,677			2,279,881
Payable for trustee compensation	50,666	115,721			166,387
Accrued expenses and other payables	95,665	133,235			228,900
Total liabilities	5,492,157	844,802,101	(2,961,075)		847,333,183
Net assets	$445,414,467	$1,858,649,488	$—		$2,304,063,955

Net assets consist of:
Paid-in-capital	$460,066,713	$1,885,411,272			$2,345,477,985
Undistributed net investment income (loss)	(163,764)	(935,314)			(1,099,078)
Accumulated net realized gain (loss) on total investments	(10,560,981)	(5,300,784)			(15,861,765)
Net unrealized appreciation (depreciation) on total investments	(3,927,501)	(20,525,686)			(24,453,187)
Net assets	$445,414,467	$1,858,649,488	—		$2,304,063,955

See accompanying notes to pro forma financial statements.

	Nuveen Short Term Bond Fund	TIAA-CREF Short-Term Bond Fund	Pro Forma Adjustments		TIAA-CREF Short-Term Bond Fund Pro Forma
Class A Shares
Net assets	$78,315,277	$—	$(78,315,277	)(b)	$—
Outstanding shares of beneficial interest, 2 billion shares authorized ($.0001 par value)	8,042,477	—	(8,042,477	)(b)	—
Net asset value per share	$9.74	$—			$—
Offering price per share (NAV per share plus maximum sales charge of 2.25% offering price)	$9.96	$—			$—
Class C Shares
Net assets	$13,308,221	$—	$(13,308,221	)(b)	$—
Outstanding shares of beneficial interest, 2 billion shares authorized ($.0001 par value)	1,360,097	—	(1,360,097	)(b)	—
Net asset value per share	$9.78	$—			$—
Class R3 Shares
Net assets	$211,655	$—	$(211,655	)(b)	$—
Outstanding shares of beneficial interest, 2 billion shares authorized ($.0001 par value)	21,667	—	(21,667	)(b)	—
Net asset value per share	$9.77	$—			$—
Class R6 Shares
Net assets	$71,740,854	$—	$(71,740,854	)(b)	$—
Outstanding shares of beneficial interest, 2 billion shares authorized ($.0001 par value)	7,344,717	—	(7,344,717	)(b)	—
Net asset value per share	$9.77	$—			$—
Class I Shares
Net assets	$281,838,460	$—	$(281,838,460	)(b)	$—
Outstanding shares of beneficial interest, 2 billion shares authorized ($.0001 par value)	28,912,685	—	(28,912,685	)(b)	—
Net asset value per share	$9.75	$—			$—
Institutional Class:
Net assets	$—	$870,105,044	$71,740,854	(b)	$941,845,898
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	—	85,376,882	7,039,421	(b)	92,416,303
Net asset value per share	$—	$10.19			$10.19
Advisor Class:
Net assets	$—	$438,745	$281,838,460	(b)	$282,277,205
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	—	43,051	27,654,809	(b)	27,697,860
Net asset value per share	$—	$10.19			$10.19

See accompanying notes to pro forma financial statements.

	Nuveen Short Term Bond Fund	TIAA-CREF Short-Term Bond Fund	Pro Forma Adjustments		TIAA-CREF Short-Term Bond Fund Pro Forma
Premier Class:
Net assets	$—	$7,116,384			$7,116,384
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	—	697,311			697,311
Net asset value per share	$—	$10.21			$10.21
Retirement Class:
Net assets	$—	$111,375,301			$111,375,301
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	—	10,911,121			10,911,121
Net asset value per share	$—	$10.21			$10.21
Retail Class:
Net assets	$—	$113,945,144	$91,835,153	(b)	$205,780,297
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	—	11,167,396	9,000,447	(b)	20,167,843
Net asset value per share	$—	$10.20			$10.20
Class W:
Net assets	$—	$755,668,870			$755,668,870
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	—	74,085,158			74,085,158
Net asset value per share	$—	$10.20			$10.20
* Portfolio investments, cost	$447,969,353	$1,955,320,404	$(2,961,075)		$2,400,328,682
** Includes cash collateral for open futures contracts of	$83,000	$599,850			$682,850

(a)	The Acquiring Fund Pro Forma is currently not expected to engage in securities lending.
(b)

Reflects the issuance by the Acquiring Fund of approximately 7,675,410 Retail Class shares, 1,304,293 Retail Class shares, 20,744 Retail Class shares, 7,039,421 Institutional Class shares, and 27,654,809 Advisor Class shares to Class A, Class C, Class R3, Class R6, and Class I shareholders, respectively, of the Target Fund in connection with the Reorganization.

See accompanying notes to pro forma financial statements.

Pro Forma Statements of Operations

Year ended September 30, 2018 (Unaudited)

	Nuveen Short Term Bond Fund	TIAA-CREF Short-Term Bond Fund	Pro Forma Adjustments		TIAA-CREF Short-Term Bond Fund Pro Forma
Investment Income
Interest*	$12,483,718	$44,126,243			$56,609,961
Securities lending income	31,597	—	(31,597	)(a)	—
Total income	12,515,315	44,126,243	(31,597)		$56,609,961
Expenses
Management fees	2,005,116	4,229,409	(835,973	)(b)	5,398,552
Shareholder servicing – Institutional Class	—	2,139	233	(c)	2,372
Shareholder servicing – Advisor Class	—	152	307,390	(c)	307,542
Shareholder servicing – Premier Class	—	43	—		43
Shareholder servicing – Retirement Class	—	253,692	—		253,692
Shareholder servicing – Retail Class	—	76,778	4,058	(c)	80,836
12b-1 service fees – Class A Shares	206,924	—	(206,924	)(d)	—
12b-1 distribution and service fees – Class C Shares	188,851	—	(188,851	)(d)	—
12b-1 distribution and service fees – Class R3 Shares	1,668	—	(1,668	)(d)	—
Distribution fees – Premier Class	—	15,285	—		15,285
Distribution fees – Retail Class	—	309,004	254,971	(d)	563,975
Shareholder servicing agent fees	225,054	—	(225,054	)(e)	—
Professional fees	81,578	70,626	(79,183	)(e)	73,021
Registration fees	96,198	110,471	(96,199	)(e)	110,470
Administrative service fees	—	134,101	11,303	(c)	145,404
Trustee fees and expenses	14,568	20,614	(12,796	)(e)	22,386
Other expenses	193,065	140,170	(208,492	)(e)	124,743
Total expenses before fee waiver/expense reimbursement	3,013,022	5,362,484	(1,277,185)		7,098,321
Fee waiver/expense reimbursement	(322,332)	—	322,332	(f)	—
Net expenses	2,690,690	5,362,484	(954,853)		7,098,321
Net investment income (loss)	9,824,625	38,763,759	923,256		49,511,640
Net Realized and Unrealized Gain (Loss) on Total Investments
Realized gain (loss):
Portfolio investments	(1,504,808)	(6,104,886)			(7,609,694)
Futures contracts	(576,716)	3,238,135			2,661,419
Foreign currency transactions	—	(139,512)			(139,512)
Net realized gain (loss) on total investments	(2,081,524)	(3,006,263)			(5,087,787)
Change in unrealized appreciation (depreciation) on:
Portfolio investments	(4,782,316)	(22,643,803)			(27,426,119)
Futures contracts	(221,586)	(59,434)			(281,020)
Translation of assets (other than portfolio investments) and liabilities denominated in foreign currencies	—	1,193			1,193

See accompanying notes to pro forma financial statements.

	Nuveen Short Term Bond Fund	TIAA-CREF Short-Term Bond Fund	Pro Forma Adjustments	TIAA-CREF Short-Term Bond Fund Pro Forma
Net change in unrealized appreciation (depreciation) on total investments	$(5,003,902)	$(22,702,044)		$(27,705,946)
Net realized and unrealized gain (loss) on total investments	(7,085,426)	(25,708,307)		(32,793,733)
Net increase (decrease) in net assets from operations	$2,739,199	$13,055,452	$923,256	$16,717,907
* Net of foreign withholding taxes of	$—	$13,954		$13,954

(a)	The Acquiring Fund Pro Forma is currently not expected to engage in securities lending.
(b)	Reflects the impact of applying the Acquiring Fund’s management fee schedule to the Acquiring Fund Pro Forma’s average net assets.
(c)	Anticipated increase of expenses as a result of the Reorganization.
(d)	Reflects the impact of applying the Acquiring Fund’s distribution fee rates to the Target Fund’s Class A, Class C and Class R3 average net assets, as applicable.
(e)	Anticipated reduction of expenses as a result of the Reorganization.
(f)	Reflects the reduction in expense reimbursement payments if the Reorganization had occurred on the first day of the 12-month period ended September 30, 2018.

See accompanying notes to pro forma financial statements.

Notes to Pro Forma Financial Statements (Unaudited)

Note 1 – Basis of Combination

The accompanying unaudited pro forma financial statements are presented to show the effect of the proposed reorganization of the Nuveen Short Term Bond Fund (the “Target Fund”) into the TIAA-CREF Short-Term Bond Fund (the “Acquiring Fund”) (the “Reorganization”). The Acquiring Fund and the Target Fund are series of open-end management investment companies registered under the Investment Company Act of 1940, as amended. The unaudited pro forma financial information is for informational purposes only and does not purport to be indicative of the financial condition that actually would have resulted if the Reorganization had been consummated. These pro forma numbers have been estimated in good faith based on information regarding the Target Fund and the Acquiring Fund as of September 30, 2018.

Under the terms of the Reorganization, the combination of the Target Fund and the Acquiring Fund (the “Acquiring Fund Pro Forma” or the “Fund”) will be accounted for as a tax-free reorganization for federal income tax purposes; therefore, no gain or loss will be recognized by the Acquiring Fund or its shareholders as a result of the Reorganization. For financial reporting purposes, the historical cost basis of investment securities will be carried forward to the surviving fund to align ongoing reporting of the realized and unrealized gains and losses of the surviving fund. The Reorganization will be accomplished by an acquisition of all the assets and the assumption of all the liabilities of the Target Fund by the Acquiring Fund in exchange for shares of the Acquiring Fund and the distribution of such shares to the Target Fund’s shareholders in complete liquidation of the Target Fund. The Pro Forma Portfolio of Investments and the Pro Forma Statement of Assets and Liabilities are presented for the Target Fund, the Acquiring Fund and the Acquiring Fund Pro Forma as of September 30, 2018. The Pro Forma Statement of Operations is presented for the Target Fund, the Acquiring Fund and the Acquiring Fund Pro Forma for the period from October 1, 2017 through September 30, 2018 (the “Reporting Period”).

Following the Reorganization, the Acquiring Fund will be the surviving fund. The surviving fund will have the portfolio management team, portfolio composition, strategies and investment objectives, policies and restrictions of the Acquiring Fund. No significant accounting policies will change as a result of the Reorganization, specifically policies regarding security valuation or compliance with Subchapter M of the Internal Revenue Code of 1986, as amended. No significant changes to any existing contracts of the Acquiring Fund are expected as a result of the Reorganization.

If the Reorganization had occurred as of September 30, 2018, securities held by the Target Fund would have been disposed of due to the different investment styles used in managing the investment portfolios of the Target Fund and the Acquiring Fund. As a result of these sales, it is estimated that approximately 33% of the Target Fund’s portfolio as of September 30, 2018, would have been sold if the Reorganization had occurred on that date. It is also estimated that such portfolio repositioning would have resulted in realized losses of approximately $1.4 million (approximately $0.03 per share) and transaction costs of approximately $611,400 ($0.01 per share) for the Target Fund, based on average commission rates normally paid by the Target Fund, if such sales occurred on September 30, 2018.

The total direct costs of the Reorganization, other than transactional costs, are estimated to be $331,500. Nuveen will pay the direct costs of the Reorganization whether or not the Reorganization is approved or completed.

The accompanying pro forma financial statements and notes to the pro forma financial statements should be read in conjunction with the June 30, 2018 annual report of the Target Fund and the March 31, 2018 annual report and the September 30, 2018 semi-annual report of the Acquiring Fund.

Note 2 – organization and significant accounting policies

TIAA-CREF Funds (the “Trust”) is a Delaware statutory trust that is registered with the U.S. Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

The Fund offers its shares, without a sales load, through its principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors, LLC (“Advisors”), a wholly owned indirect subsidiary of TIAA, is registered with the Commission as an investment adviser and provides investment management services for the Fund. The Fund offers Institutional Class, Advisor Class, Premier Class, Retirement Class, Retail Class and Class W shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class. Class W was made available for sale by the Fund on September 28, 2018 pursuant to an amendment to the Trust’s registration statement filed with the Commission.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Fund is an investment company and follows the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services – Investment Companies. The Net Asset Value (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Fund.

Security valuation: Investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter accreting or amortizing any discount or premium to its face value at a constant rate until maturity.

Investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Interest income is recorded as earned and includes accretion of discounts and amortization of premiums using the effective yield method. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain.

Income, expenses, realized gains and losses and unrealized appreciation and depreciation of the Fund are allocated on a pro rata basis to each class of shares, except for service agreement fees, distribution fees and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed are allocated to each fund in the Trust based upon the average net assets of each fund.

Foreign currency transactions and translation: Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day using exchange rates obtained from an independent third party. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Distributions to shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Income taxes: The Fund intends to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code (“Code”) and will not be subject to income taxes to the extent that it distributes all taxable income each year and complies with various other Code requirements. The Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. The fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Fund’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

As of September 30, 2018, the Fund had capital loss carryovers, which will not expire, of $14,325,871 (not including estimated losses from repositioning the Target Fund’s portfolio as part of the Reorganization discussed in Note 1).

Foreign taxes: The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Fund invests.

Trustee compensation: The Fund pays the members of the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Fund until paid. Amounts payable to the trustees for compensation are included separately in the accompanying Pro Forma Statements of Assets and Liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the Pro Forma Statements of Operations.

New accounting pronouncement: In August 2018, FASB issued ASU 2018-13, Fair Value Measurement: Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurements. ASU 2018-13 modifies the disclosures required for fair value measurements. This guidance is effective for fiscal years beginning after December 15, 2019. Management is currently evaluating the impact of this guidance.

New rule issuances: In October 2016, the Commission issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. This final rule modernizes investment company reporting by requiring the filing of new Forms N-CEN and N-PORT, and amends Regulation S-X disclosures related to derivatives and other disclosures in the financial statements and various filings. The requirements of this final rule in relation to Form N-CEN must be complied with by June 1, 2018. In December 2017, the Commission issued Temporary Final Rule Release No. 33-10442, which delayed the filing requirements related to Form N-PORT from June 1, 2018 to April 2019, but still requires the Fund to maintain the data that would have been filed on Form N-PORT during the deferral period. Form N-CEN and the data requirements of Form N-PORT were implemented on June 1, 2018 and did not have an impact on net assets.

In October 2016, the Commission issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This final rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds’ liquidity. The requirements of this final rule, in relation to the implementation of the liquidity risk management program and the 15% illiquid investment limit, must be adopted by December 1, 2018. In February 2018, the Commission issued Release No. IC-33142, which delayed the compliance requirements related to liquidity classification, highly liquid investment minimums, and board approval of the liquidity risk management programs from December 1, 2018 to June 1, 2019. Management is currently assessing the impact of this rule to the Fund’s financial statements and various filings.

In August 2018, the Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This final rule amends certain disclosure requirements that have become redundant, duplicative, overlapping, outdated, or superseded, in light of other Commission disclosure requirements, U.S. GAAP or changes in the information environment. This rule eliminates the requirements for funds to present the components of distributable earnings on the balance sheet and parenthetically on the statement of changes in net assets. The final rule is effective November 5, 2018. Management will implement the above changes for year ends occurring after the effective date of this issuance.

Note 3 – valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value follows:

Debt securities: Debt securities will generally be valued using prices provided by a pricing service that may employ various indications of value including, but not limited to, broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized as Level 2 of the fair value hierarchy; in instances where prices, yields or any other key inputs are unobservable, they are categorized as Level 3 of the hierarchy.

Investments in registered investment companies: These investments are valued at their NAV on the valuation date. These investments are categorized as Level 1 of the fair value hierarchy.

Futures contracts: Stock and bond index futures contracts, which are traded on commodity exchanges, are valued at the last sale price as of the close of such commodity exchanges and are categorized as Level 1 of the fair value hierarchy.

Any portfolio security for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. To the extent the inputs are observable and timely, the values would be categorized as Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

Transfers between levels are recognized at the end of the reporting period.

The following table summarizes the market value of the Fund’s investments as of September 30, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
Bank loan obligations	$—	$50,489,912	$—	$50,489,912
Corporate bonds	—	643,540,356	—	643,540,356
Government bonds	—	911,779,060	—	911,779,060
Structured assets	—	735,940,568	1	735,940,569
Short-term treasury debt	—	26,661,933	—	26,661,933
Money market funds	6,895,843	—	—	6,895,843
Futures contracts*	567,822	—	—	567,822
Total	$7,463,665	$2,368,411,829	$1	$2,375,875,495

*	Derivative instruments are not reflected in the market value of portfolio of investments.

Note 4 – derivative instruments

As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Derivatives require little or no initial investment and permit or require net settlement. The Fund values derivatives at fair value.

At September 30, 2018, the Fund has invested in derivative contracts which are reflected in the Pro Forma Statements of Assets and Liabilities as follows:

	Asset derivatives		Liabilities derivatives
Derivative contract	Location	Fair value amount	Location	Fair value amount
Interest-rate contracts	Futures Contracts*	($81,597)	Futures Contracts*	$649,419

*

The fair value presented includes cumulative gain (loss) on open futures and centrally cleared swap contracts; however, the value reflected on the accompanying Statements of assets and liabilities is only the receivable or payable for variation margin on open futures and swap contracts.

For the period ended September 30, 2018, the effect of derivative contracts on the Fund’s Pro Forma Statements of Operations was as follows:

Derivative contracts	Location	Realized gain (loss)	Change in unrealized appreciation (depreciation)
Interest rate contracts	Futures contracts	$2,661,419	($281,020)

Futures contracts: The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund uses futures contracts to manage exposure to the bond markets and to fluctuations in interest rates.

Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract, and variation margin receipts or payments are settled daily reflecting changes in the value of the futures contracts. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts or if the counterparties do not perform in accordance with contractual provisions. With futures contracts, there is minimal counterparty credit risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded funds, guarantees the futures contracts against default. During the period ended September 30, 2018, the Fund had exposure to futures contracts. The futures contracts outstanding as of September 30, 2018 are disclosed in the Pro Forma Portfolio of Investments.

Note 5 – investment adviser and affiliates

Under the terms of the Investment Management Agreement with respect to the Fund, Advisors provide asset management services to the Fund for an annual fee, payable monthly. The Fund has entered into an Administrative Service Agreement with Advisors under which the Fund pays Advisors for its costs in providing certain administrative and compliance services to the Fund.

Under the terms of a Retirement Class Service Agreement with respect to the Fund, the Retirement Class of the Fund incurs an annual fee, payable monthly to Advisors, for certain administrative costs associated with the maintenance of Retirement Class shares on retirement plan or other platforms. Substantially all of the Retirement Class shareholder servicing fees reported on the Pro Forma Statements of Operations is paid to Advisors under the Retirement Class Service Agreement. Under the terms of a distribution Rule 12b-1 plan, the Retail Class of the Fund compensates TPIS for providing distribution, promotional, and/or shareholder services to the Retail Class of the Fund at the annual rate of 0.25% of the average daily net assets attributable to the Fund’s Retail Class. The Premier Class of the Fund is subject to a distribution Rule 12b-1 plan that compensated TPIS for providing distribution, promotional and/or shareholder services to the Premier Class of the Fund at the annual rate of 0.15% of the average daily net assets attributable to the Fund’s Premier Class.

Advisors has contractually agreed to waive and/or reimburse Class W’s Management fees and Other expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses, Trustee expenses and extraordinary expenses) in their entirety. Advisors expects this waiver and/or reimbursement to remain in effect permanently, unless changed with approval of the Board of Trustees.

Advisors has agreed to reimburse the Fund if its total expense ratio (excluding interest, taxes, brokerage and other transactional expenses, acquired fund fees and expenses and extraordinary expenses) exceeds certain percentages. As of September 30, 2018, the investment management fee, service agreement fee, distribution fee and maximum expense amounts (after waivers and reimbursements) are equal to the following noted annual percentage of average daily net assets for each class:

	Investment management fee range	Investment management fee – effective rate	Service agreement fee	Distribution fee		Maximum expense amounts‡
Fund			Retirement Class	Premier Class	Retail Class	Institutional Class	Advisor Class	Premier Class	Retirement Class	Retail Class	Class W§
Short-Term Bond*	0.20%–0.25%	0.25%	0.25%	0.15%	0.25%	0.30%	0.45%	0.45%	0.55%	0.65%	0.30%

*	The Fund is subject to a breakpoint schedule on its investment management fees, which reduces these fees as the Fund’s net assets increase.
‡

Maximum expense amounts reflect all expenses excluding interest, taxes, brokerage and other transactional expenses, acquired fund fees and expenses and extraordinary expenses. The expense reimbursement arrangements will continue through at least July 31, 2020. The reimbursement arrangements can only be changed with the approval of the Board of Trustees.

§

Advisors has contractually agreed to waive and/or reimburse Class W’s Management fees and Other expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, acquired fund fees and expenses, Trustee expenses and extraordinary expenses) in their entirety. Advisors expects this waiver and/or reimbursement to remain in effect permanently, unless changed with approval of the Board of Trustees.

The Fund may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions. For the period ended September 30, 2018, these transactions did not materially impact the Fund.

Note 6 – investments

Repurchase agreements: The Fund may enter into repurchase agreements with banks or broker-dealers. Repurchase agreements involve the purchase of securities from an institution, subject to the seller’s agreement to repurchase and the Fund’s agreement to resell such securities at a mutually agreed-upon price. Pursuant to the terms of the repurchase agreement, securities purchased subject to repurchase agreements must have an aggregate market value greater than or equal to the agreed-upon repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next business day. If a request for additional collateral is not met, or if the seller defaults on its repurchase obligation, the Fund maintains the right to sell the underlying securities at market value and pursue a claim for any remaining loss against the seller.

Securities purchased on a when-issued or delayed-delivery basis: The Fund may purchase securities on a when-issued or delayed-delivery basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time the Fund enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments. Amounts receivable and/or payable for these transactions are reflected separately in the Pro Forma Statements of Assets and Liabilities.

Treasury Inflation-Protected Securities: The Fund may invest in Treasury Inflation-Protected Securities, specially structured bonds in which the principal amount is adjusted periodically to keep pace with inflation, as measured by the U.S. Consumer Price Index. The adjustments for interest income due to inflation or deflation are reflected in interest income in the Pro Forma Statements of Operations.

Restricted securities: Restricted securities held by the Fund, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

Note 7 – line of credit

The Fund participates in a $1.25 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. The current facility was entered into on June 19, 2018 expiring on June 18, 2019, replacing the previous $1.5 billion facility, which expired June 2018. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing accounts or mutual funds at a specified rate of interest. The Fund is not liable for borrowings under the facility by other affiliated accounts or mutual funds. For the period ended September 30, 2018, there were no borrowings under this credit facility by the Fund.

Note 8 – indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and that provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Also, under the Fund’s organizational documents, the trustees and officers of the Fund are indemnified against certain liabilities that may arise out of their duties to the Fund. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be unlikely.

PART C

Other Information

Item 15. Indemnification

As a Delaware statutory trust, Registrant’s operations are governed by its Declaration of Trust dated as of April 15, 1999 (the “Declaration”). Generally, Delaware statutory trust shareholders are not personally liable for obligations of the Delaware statutory trust under Delaware law. The Delaware Statutory Trust Act (the “DSTA”) provides that a shareholder of a trust shall be entitled to the same limitation of liability extended to shareholders of private for-profit Delaware corporations. Registrant’s Declaration expressly provides that it has been organized under the DSTA and that the Declaration is to be governed by Delaware law. It is nevertheless possible that a Delaware statutory trust, such as Registrant, might become a party to an action in another state whose courts refuse to apply Delaware law, in which case Registrant’s shareholders could be subject to personal liability.

To protect Registrant’s shareholders against the risk of personal liability, the Declaration (i) contains an express disclaimer of shareholder liability for acts or obligations of Registrant and provides that notice of such disclaimer may be given in each agreement, obligation and instrument entered into or executed by Registrant or its trustees; (ii) provides for the indemnification out of Registrant’s property of any shareholders held personally liable for any obligations of Registrant or any series of Registrant; and (iii) provides that Registrant shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of Registrant and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss beyond his or her investment because of shareholder liability is limited to circumstances in which all of the following factors are present: (i) a court refuses to apply Delaware law; (ii) the liability arose under tort law or, if not, no contractual limitation of liability was in effect; and (iii) Registrant itself would be unable to meet its obligations. In the light of Delaware law, the nature of Registrant’s business and the nature of its assets, the risk of personal liability to a shareholder is remote.

The Declaration further provides that Registrant shall indemnify each of its trustees and officers against liabilities and expenses reasonably incurred by them, in connection with, or arising out of, any action, suit or proceeding, threatened against or otherwise involving such trustee or officer, directly or indirectly, by reason of being or having been a trustee or officer of Registrant. The Declaration does not authorize Registrant to indemnify any trustee or officer against any liability to which he or she would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person’s duties.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the “Securities Act”) may be permitted to trustees, officers and controlling persons, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification may be against public policy as expressed in the Securities Act and may be, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 16. Exhibits

(1)		Charter of the Registrant

	a)	Declaration of Trust, dated as of April 15, 1999.1/

	b)	Form of Amendment dated May 22, 2002 to the Declaration of Trust dated April 15, 1999.4/

	c)	Declaration of Trust, dated as of April 15, 1999, as amended April 21, 2004 to add the TIAA-CREF Lifecycle Funds (the “Lifecycle Funds”).6/

	d)	Form of Amendment dated December 7, 2005 to the Declaration of Trust dated April 15, 1999.9/

	e)	Form of Amendment dated February 14, 2006 to the Declaration of Trust dated April 15, 1999.9/

	f)	Amendment dated August 7, 2006 to the Declaration of Trust.10/

	g)	Amendment dated October 2, 2006 to the Declaration of Trust.10/

	h)	Amendment dated July 17, 2007 to the Declaration of Trust.13/

	i)	Amendment dated August 29, 2008 to the Declaration of Trust.15/

	j)	Amendment dated February 10, 2009 to the Declaration of Trust.17/

	k)	Amendment dated May 12, 2009 to the Declaration of Trust.17/

	l)	Form of Amendment dated May 18, 2010 to the Declaration of Trust.20/

	m)	Form of Amendment dated December 7, 2010 to the Declaration of Trust.22/

	n)	Form of Amendment dated May 17, 2011 to the Declaration of Trust.24/

	o)	Form of Amendment dated September 13, 2011 to the Declaration of Trust.25/

	p)	Form of Amendment dated May 15, 2012 to the Declaration of Trust.28/

	q)	Form of Amendment dated December 4, 2012 to the Declaration of Trust.32/

	r)	Amendment dated December 3, 2013 to the Declaration of Trust.37/

	s)	Amendment dated May 13, 2014 to the Declaration of Trust.38/

	t)	Amendment dated May 12, 2015 to the Declaration of Trust.42/

	u)	Form of Amendment dated July 14, 2015 to the Declaration of Trust.44/

	v)	Form of Amendment dated as of February 9, 2016 to the Declaration of Trust.48/

	w)	Form of Amendment dated April 12, 2016 to the Declaration of Trust.48/

	x)	Form of Amendment dated September 13, 2016 to the Declaration of Trust.50/

	y)	Form of Amendment dated May 8, 2018 to the Declaration of Trust.57/

	z)	Form of Amendment dated July 17, 2018 to the Declaration of Trust.59/

(2)		By-laws—Registrant has adopted no bylaws.

(3)		Voting Trust Agreement—Not Applicable

(4)		Agreement and Plan of Reorganization—Form of Agreement and Plan of Reorganization***

(5)		Instruments Defining Holders’ Rights—The relevant portions of Registrant’s Declaration of Trust are incorporated herein by reference to Exhibit 1 above.

(6)		Investment Advisory Contracts

	a)	Investment Management Agreement by and between Registrant and Teacher Advisors, Inc. (“Advisors”), dated as of June 1, 1999.2/

	b)	Amendment to the Investment Management Agreement by and between Registrant and Advisors, dated as of September 3, 2002.4/

	c)	Form of Expense Reimbursement Agreement by and between the Registrant and Advisors, dated as of February 1, 2004.5/

d)	Amendment to Investment Management Agreement by and between Registrant and Advisors, dated as of October 1, 2004, for the Lifecycle Funds.6/

e)	Form of Expense Reimbursement Agreement by and between the Registrant and Advisors, dated as of February 1, 2005.7/

f)	Form of Investment Management Agreement by and between the Registrant and Advisors, effective February 1, 2006.8/

g)	Form of Expense Reimbursement Agreement by and between the Registrant and Advisors, regarding the Growth Equity Fund dated as of February 1, 2006.8/

h)	Form of Expense Reimbursement Agreement between Registrant and Advisors effective February 1, 2006.8/

i)	Form of Fee Waiver for Growth & Income Fund and Lifecycle Funds effective February 1, 2006.8/

j)	Form of Amendment dated March 31, 2006 to the Investment Management Agreement by and between the Registrant and Advisors dated as of February 1, 2006.9/

k)	Form of Amendment dated March 31, 2006 to the Expense Reimbursement Agreement by and between the Registrant and Advisors dated as of February 1, 2006.9/

l)	Form of Amendment dated March 31, 2006 to the Fee Waiver Agreement for Certain TIAA-CREF Institutional Mutual Funds.9/

m)	Form of Amendment dated May 16, 2006 to the February 1, 2006 Expense Reimbursement Agreement regarding the Growth Equity Fund.10/

n)	Form of Amendment dated May 16, 2006 to the February 1, 2006 Expense Reimbursement Agreement.10/

o)	Form of Amendment dated May 16, 2006 to the February 1, 2006 Fee Waiver for Growth & Income Fund and Lifecycle Funds.10/

p)	Form of Amendment dated December 1, 2006 to the February 1, 2006 Fee Waiver Agreement for Certain TIAA-CREF Institutional Mutual Funds.10/

q)	Form of Amendment dated December 1, 2006 to the February 1, 2006 Expense Reimbursement Agreement regarding the Growth Equity Fund.10/

r)	Form of Amendment dated December 1, 2006 to the February 1, 2006 Expense Reimbursement Agreement.10/

s)	Form of Amendment dated December 6, 2006 to the February 1, 2006 Expense Reimbursement Agreement regarding the Retirement Class of the Lifecycle Funds.10/

t)	Form of Amendment dated January 17, 2007 to the Expense Reimbursement Agreement dated February 1, 2006.[10]

u)	Form of Amendment dated November 30, 2007 to the Investment Management Agreement between Registrant and Advisors dated February 1, 2006.13/

v)	Form of Amendment dated November 30, 2007 to the February 1, 2006 Fee Waiver.13/

w)	Form of Amendment dated November 30, 2007 to the Expense Reimbursement Agreement by and between the Registrant and Advisors dated as of February 1, 2007.13/

x)	Form of Amendment dated February 1, 2008 to the February 1, 2006 Expense Reimbursement Agreement regarding the Growth Equity Fund.14/

y)	Form of Amendment dated February 1, 2008 to the February 1, 2006 Expense Reimbursement Agreement.14/

z)	Form of Amendment dated February 1, 2008 to the February 1, 2006 Fee Waiver Agreement for Growth & Income Fund and Lifecycle Funds.14/

aa)	Form of Sixth Amendment dated February 1, 2009 to the February 1, 2006 Fee Waiver Agreement for the TIAA-CREF Lifecycle Funds.16/

bb)	Form of Amendment dated February 1, 2009 to the February 1, 2006 Expense Reimbursement Agreement for TIAA-CREF Growth Equity Fund.16/

cc)	Form of Amendment dated February 1, 2009 to the February 1, 2006 Expense Reimbursement Agreement for the TIAA-CREF Funds.16/

dd)	Form of Amendment dated August 1, 2009 to the February 1, 2006 Expense Reimbursement Agreement for the TIAA-CREF Funds.18/

ee)	Form of Amendment dated September 10, 2009 to the Investment Management Agreement between Registrant and Advisors dated February 1, 2006.18/

ff)	Form of Amendment dated September 10, 2009 to the February 1, 2006 Expense Reimbursement Agreement for the TIAA-CREF Funds.18/

gg)	Form of Amended and Restated Fee Waiver Agreement dated February 1, 2010 for the TIAA-CREF Lifecycle Funds.20/

hh)	Form of Amended and Restated Expense Reimbursement Agreement dated February 1, 2010 for the TIAA-CREF Funds.20/

ii)	Form of Amendment dated May 1, 2010 to the Investment Management Agreement between Registrant and Advisors dated February 1, 2006.20/

jj)	Form of Amended and Restated Expense Reimbursement Agreement dated August 1, 2010 for the TIAA-CREF Funds.21/

kk)	Form of Amendment dated August 1, 2010 to the Investment Management Agreement between Registrant and Advisors dated February 1, 2006.21/

ll)	Form of Amended and Restated Fee Waiver Agreement between Registrant and Advisors for the TIAA-CREF Lifecycle Funds dated as of February 1, 2011.22/

mm)	Form of Amended and Restated Agreement to Suspend Distribution Plans between Registrant and TPIS for the TIAA-CREF Lifecycle and Lifecycle Index Funds dated as of February 1, 2011.22/

nn)	Form of Amended and Restated Expense Reimbursement Agreement between Registrant and Advisors for the TIAA-CREF Funds dated as of February 1, 2011.22/

oo)	Form of Amendment dated April 28, 2011 to the Investment Management Agreement between Registrant and Advisors dated February 1, 2006.23/

pp)	Form of Amended and Restated Expense Reimbursement Agreement between Registrant and Advisors for the TIAA-CREF Funds dated as of February 1, 2011.23/

qq)	Form of Amendment to the Investment Management Agreement for TIAA-CREF Global Natural Resources Fund dated September 20, 2011.26/

rr)	Form of Amended and Restated Expense Reimbursement Agreement dated September 20, 2011 for TIAA-CREF Funds.26/

ss)	Amendment to the Investment Management Agreement between the Registrant and Advisors dated as of December 6, 2011.27/

tt)	Amended and Restated Expense Reimbursement Agreement between Registrant and Advisors dated as of December 6, 2011.27/

uu)	Amended and Restated Investment Management Agreement between Registrant and Advisors dated as of January 2, 2012.27/

vv)	Form of Amendment to the Amended and Restated Investment Management Agreement between Registrant and Advisors dated as of March 1, 2012.27/

ww)	Form of Amended and Restated Expense Reimbursement Agreement between Registrant and Advisors dated as of March 1, 2012.27/

xx)	Form of Amendment to the Investment Management Agreement for TIAA-CREF Social Choice Bond Fund dated as of July 23, 2012.28/

yy)	Form of Amended and Restated Expense Reimbursement Agreement dated as of July 23, 2012 for TIAA-CREF Funds.28/

zz)	Form of Amended and Restated Expense Reimbursement Agreement for the TIAA-CREF Funds dated as of August 1, 2012.29/

aaa)	Form of Amended and Restated Expense Reimbursement Agreement for TIAA-CREF Social Choice Bond Fund dated as of September 21, 2012.30/

bbb)	Form of Amended and Restated Expense Reimbursement Agreement for TIAA-CREF Funds dated as of October 1, 2012.31/

ccc)	Form of Amended and Restated Fee Waiver Agreement between Registrant and Advisors for the TIAA-CREF Lifecycle and Lifecycle Index Funds dated as of October 1, 2012.31/

ddd)	Form of Amended and Restated Expense Reimbursement Agreement for TIAA-CREF Funds dated as of March 1, 2013.33/

eee)	Form of Amendment to the Investment Management Agreement for TIAA-CREF International Opportunities Fund dated as of April 10, 2013.34/

fff)	Form of Amended and Restated Expense Reimbursement Agreement for TIAA-CREF Funds dated as of April 12, 2013.34/

ggg)	Form of Amended and Restated Expense Reimbursement Agreement for TIAA-CREF Funds dated as of August 1, 2013.35/

hhh)	Form of Amended and Restated Expense Reimbursement Agreement for TIAA-CREF Funds dated as of October 1, 2013.36/

iii)	Form of Amended and Restated Fee Waiver Agreement between Registrant and Advisors for the TIAA-CREF Lifecycle and Lifecycle Index Funds dated as of October 1, 2013.36/

jjj)	Form of Amended and Restated Expense Reimbursement Agreement for TIAA-CREF Funds dated as of March 1, 2014.37/

kkk)	Form of Amendment to the Investment Management Agreement between Registrant and Advisors dated as of May 1, 2014.41/

lll)	Form of Amended and Restated Expense Reimbursement Agreement between Registrant and Advisors dated as of August 1, 2014.39/

mmm)	Form of Amendment to the Investment Management Agreement between Registrant and Advisors dated as of September 26, 2014.40/

nnn)	Form of Amended and Restated Expense Reimbursement Agreement between Registrant and Advisors dated as of September 26, 2014.40/

ooo)	Form of Amended and Restated Fee Waiver Agreement between Registrant and Advisors for the TIAA-CREF Lifecycle and Lifecycle Index Funds dated as of September 26, 2014.40/

ppp)	Form of Amendment to the Amended and Restated Investment Management Agreement between Registrant and Advisors dated as of March 1, 2015.41/

qqq)	Form of Amended and Restated Expense Reimbursement Agreement between Registrant and Advisors dated as of January 1, 2015.41/

rrr)	Form of Amended and Restated Expense Reimbursement Agreement between Registrant and Advisors dated as of March 1, 2015.41/

sss)	Form of Amendment to the Investment Management Agreement between Registrant and Advisors dated as of July 31, 2015.43/

ttt)	Form of Amended and Restated Expense Reimbursement Agreement between Registrant and Advisors dated as of July 31, 2015.43/

uuu)	Form of Amended and Restated Expense Reimbursement Agreement between Registrant and Advisors dated as of October 1, 2015.45/

vvv)	Form of Amended and Restated Fee Waiver Agreement between Registrant and Advisors for the TIAA-CREF Lifecycle and Lifecycle Index Funds dated as of October 1, 2015.45/

www)	Form of Amended and Restated Expense Reimbursement Agreement between Registrant and Advisors dated as of December 4, 2015.46/

xxx)	Form of Amended and Restated Expense Reimbursement Agreement between Registrant and Advisors dated as of March 1, 2016.47/

yyy)	Form of Amendment to the Amended and Restated Investment Management Agreement between Registrant and Advisors dated as of May 1, 2016.49/

zzz)	Form of Amendment to the Investment Management Agreement between Registrant and Advisors for the Small/Mid-Cap Equity Fund and the International Bond Fund dated as of August 1, 2016.49/

aaaa)	Form of Amended and Restated Expense Reimbursement Agreement between Registrant and Advisors dated as of August 1, 2016.49/

bbbb)	Form of Amended and Restated Fee Waiver Agreement between Registrant and Advisors for the TIAA-CREF Lifecycle and Lifecycle Index Funds dated as of October 1, 2016.51/

cccc)	Form of Amended and Restated Expense Reimbursement Agreement between Registrant and Advisors dated as of October 1, 2016.51/

dddd)	Form of Amendment to the Investment Management Agreement between Registrant and Advisors for the International Small-Cap Equity Fund dated as of December 9, 2016.52/

eeee)	Form of Amended and Restated Expense Reimbursement Agreement between Registrant and Advisors dated as of December 9, 2016.54/

ffff)	Form of Amended and Restated Expense Reimbursement Agreement between Registrant and Advisors dated as of March 1, 2017.54/

gggg)	Form of Amended and Restated Expense Reimbursement Agreement between Registrant and Advisors dated as of August 1, 2017.54/

hhhh)	Amendment to the Amended and Restated Investment Management Agreement by and between the TIAA-CREF Funds (“TCF”) and Advisors dated as of May 1, 2017.55/

iiii)	Form of Amended and Restated Expense Reimbursement Agreement by and between Registrant and Advisors dated as of October 1, 2017.55/

jjjj)	Form of Amended and Restated Fee Waiver Agreement by and between Registrant and Advisors for the TIAA-CREF Lifecycle and Lifecycle Index Funds dated as of October 1, 2017.55/

kkkk)	Form of Fee Waiver Agreement for Certain TIAA-CREF Funds by and between Registrant and Advisors dated October 1, 2017.55/

	llll)	Form of Amended and Restated Expense Reimbursement Agreement by and between Registrant and Advisors dated as of March 1, 2018.56/

	mmmm)	Form of Amendment to the Investment Management Agreement for the TIAA-CREF 5-15 Year Laddered Tax-Exempt Bond Fund by and between Registrant and Advisors dated as of May 8, 2018.58/

	nnnn)	Form of Class W Management Fee Waiver/Reimbursement Agreement for Certain TIAA-CREF Funds dated as of August 1, 2018.58/

	oooo)	Form of Amended and Restated Expense Reimbursement Agreement by and between Registrant and Advisors dated as of August 1, 2018.60/

	pppp)	Form of Amended and Restated Investment Management Agreement by and between Registrant and Advisors dated as of October 1, 2018.60/

	qqqq)	Form of Fee Waiver Agreement for Certain TIAA-CREF Funds by and between Registrant and Advisors dated as of October 1, 2018.60/

	rrrr)	Form of Operating Expense Reimbursement Agreement for Certain Series of the TIAA-CREF Funds by and between Registrant and Advisors dated as of October 1, 2018.60/

	ssss)	Form of Amended and Restated Investment Management Agreement by and between Registrant and Advisors dated as of November 16, 2018.61/

	tttt)	Form of Amended and Restated Expense Reimbursement Agreement by and between Registrant and Advisors dated as of November 16, 2018.61/

(7)		Underwriting and Distribution Contracts

	a)	Distribution Agreement by and between Registrant and Teachers Personal Investors Services, Inc. (“TPIS”), dated as of June 1, 1999.2/

	b)	Selling Agreement by and between TPIS and TIAA-CREF Individual & Institutional Services, LLC (“Services”), dated as of June 1, 1999.3/

	c)	Amendment to Distribution Agreement by and between Registrant and TPIS, dated as of September 3, 2002.4/

	d)	Amendment to Distribution Agreement by and between Registrant and TPIS, dated as of October 1, 2004, for the Lifecycle Funds.6/

	e)	Amendment to Distribution Agreement by and between Registrant and TPIS, dated as of October 19, 2004.7/

	f)	Form of Amendment to Distribution Agreement for the TIAA-CREF Funds dated as of January 1, 2013.33/

	g)	Form of Amendment to Distribution Agreement between Registrant and TPIS dated as of July 31, 2015.43/

	h)	Form of Amendment to Distribution Agreement between Registrant and TPIS dated as of May 1, 2016.49/

(8)		Bonus, Profit Sharing or Pension Plans

	a)	TIAA and CREF Non-Employee Trustee and Member, and TIAA-CREF Mutual Funds and TIAA-CREF Institutional Mutual Funds Non-Employee Trustee, Long-Term Compensation Plan, as of January 1, 1998, as amended.5/

	b)	TIAA and CREF Non-Employee Trustee and Member, and TIAA-CREF Mutual Funds and TIAA-CREF Institutional Mutual Funds Non-Employee Trustee, Deferred Compensation Plan, as of June 1, 1998, as amended.5/

	c)	Non-Employee Trustee and Member Long-Term Compensation Plan, dated January 1, 2008.14/

	d)	Non-Employee Trustee and Member Deferred Compensation Plan, dated January 1, 2008.14/

(9)		Custodian Agreements

	a)	Custodian Agreement by and between Registrant and State Street Bank and Trust Company (“State Street”), dated as of June 11, 1999.3/

	b)	Custodian Agreement by and between Registrant and JPMorgan Chase Bank (“JPMorgan”), dated as of July 1, 2002.4/

	c)	Amendment to the Custodian Agreement by and between Registrant and JPMorgan, dated August 26, 2002.4/

	d)	Form of Master Custodian Agreement by and between Registrant and State Street dated November 20, 2007.13/

	e)	Form of Custodial Undertaking in Connection with Master Repurchase Agreement among Advisors, on behalf of Registrant, Goldman, Sachs & Co. and The Bank of New York Mellon, dated March 8, 2010.20/

(10)		Rule 12b-1 and Rule 18f-3 Plans

	a)	Distribution Plan for the Lifecycle Funds of Registrant adopted pursuant to Rule 12b-1 of the Investment Company Act of 1940 (the “1940 Act”), dated October 1, 2004.6/

	b)	Distribution Plan for Retail Class Shares of Registrant, adopted pursuant to Rule 12b-1 of the 1940 Act, dated as of February 1, 2006.8/

	c)	Suspension of Distribution Plan Reimbursement Agreement by and between Registrant and TPIS dated effective February 1, 2006.8/

	d)	Form of Amendment dated March 31, 2006 to the Distribution Plan for the Retail Shares of Registrant adopted pursuant to Rule 12b-1 of the 1940 Act, dated February 1, 2006.9/

	e)	Form of Amendment dated March 31, 2006 to the Suspension of Distribution Plan Reimbursement Agreement by and between the Funds and TPIS effective February 1, 2006.9/

	f)	Form of Amendment dated May 16, 2006 to the Suspension of Distribution Plan Reimbursement Agreement by and between the Funds and TPIS effective February 1, 2006.10/

	g)	Form of Amendment dated December 1, 2006 to the Suspension of Distribution Plan Reimbursement Agreement by and between the Funds and TPIS effective February 1, 2006.11/

	h)	Form of Amendment dated November 30, 2007 to the Distribution Plan for the Retail Shares of Registrant adopted pursuant to Rule 12b-1 of the 1940 Act, dated October 1, 2004.13/

	i)	Form of Distribution Plan for Lifecycle Retail Class Shares of Registrant adopted pursuant to Rule 12b-1 of the 1940 Act, dated November 30, 2007.13/

	j)	Form of Amendment dated November 30, 2007 to the Suspension of Distribution Plan Reimbursement Agreement by and between the Funds and TPIS effective February 1, 2006.13/

	k)	Form of Amendment dated December 1, 2006 to the Suspension of Distribution Plan Reimbursement Agreement by and between the Funds and TPIS effective February 1, 2008.14/

	l)	Form of Sixth Amendment dated February 1, 2009 to the February 1, 2006 Agreement to Suspend Distribution Plans for TIAA-CREF Funds.16/

	m)	Form of Amendment dated August 1, 2009 to the February 1, 2006 Agreement to Suspend Distribution Plans for TIAA-CREF Funds.18/

n)	Form of Distribution Plan for Premier Class Shares of Registrant adopted pursuant to Rule 12b-1 of the 1940 Act, dated September 10, 2009.18/

o)	Form of Distribution Plan for Retirement Class Shares of Registrant on behalf of the Lifecycle Index Funds adopted pursuant to Rule 12b-1 of the 1940 Act, dated September 10, 2009.18/

p)	Form of Distribution Plan for Retail Class Shares of Registrant on behalf of the Bond Index Fund adopted pursuant to Rule 12b-1 of the 1940 Act, dated September 10, 2009.18/

q)	Form of Amendment dated September 10, 2009 to the February 1, 2006 Agreement to Suspend Distribution Plans for TIAA-CREF Funds.18/

r)	Form of Amended and Restated Agreement to Suspend Distribution Plans dated February 1, 2010 for TIAA-CREF Funds.20/

s)	Form of Amended and Restated Distribution Plan for Premier Class Shares of Registrant adopted pursuant to Rule 12b-1 of the 1940 Act, dated July 20, 2010.21/

t)	Form of Amended and Restated Compensation Distribution Plan for Retail Class Shares of Registrant adopted pursuant to Rule 12b-1 of the 1940 Act, dated July 20, 2010.21/

u)	Form of Amended and Restated Distribution Plan for the Retirement Class Reimbursement Plan of Registrant Lifecycle Fund Series adopted pursuant to Rule 12b-1 of the 1940 Act, dated April 28, 2011.23/

v)	Form of Amended and Restated Agreement to Suspend Distribution Plans for the TIAA-CREF Lifecycle and Lifecycle Index Funds by and between Registrant and TPIS dated effective February 1, 2011.23/

w)	Form of Amended and Restated Distribution Plan for Retirement Class Compensation Plan of Registrant TIAA-CREF Lifecycle Index Funds adopted pursuant to Rule 12b-1 of the 1940 Act, dated April 28, 2011.23/

x)	Form of Amended and Restated Distribution Plan for Premier Class Compensation Plan of Registrant adopted pursuant to Rule 12b-1 of the 1940 Act, dated April 28, 2011.23/

y)	Form of Amended and Restated Distribution Plan for Retail Class Compensation Plan of Registrant adopted pursuant to Rule 12b-1 of the 1940 Act, dated September 20, 2011.26/

z)	Form of Amended and Restated Distribution Plan for Premier Class Compensation Plan of Registrant adopted pursuant to Rule 12b-1 of the 1940 Act, dated September 20, 2011.26/

aa)	Amended and Restated Distribution Plan for Retail Class shares of Registrant adopted pursuant to Rule 12b-1 of the 1940 Act dated December 6, 2011.34/

bb)	Amended and Restated Distribution Plan for Premier Class Compensation Plan of Registrant adopted pursuant to Rule 12b-1 of the 1940 Act, dated December 6, 2011.34/

cc)	Form of Amended and Restated Distribution Plan for Retail Class shares of Registrant adopted pursuant to Rule 12b-1 of the 1940 Act dated July 23, 2012.28/

dd)	Form of Amended and Restated Distribution Plan for Premier Class shares of Registrant adopted pursuant to Rule 12b-1 of the 1940 Act dated July 23, 2012.28/

ee)	Form of Amended and Restated Distribution Plan for Retail Class shares of Registrant adopted pursuant to Rule 12b-1 of the 1940 Act dated January 1, 2013.33/

ff)	Form of Amended and Restated Distribution Plan for Retirement Class shares of the TIAA-CREF Lifecycle Funds of the Registrant adopted pursuant to Rule 12b-1 of the 1940 Act dated January 1, 2013.33/

gg)	Form of Amended and Restated Agreement to Suspend Distribution Plans for the TIAA-CREF Lifecycle and Lifecycle Index Funds by and between the Registrant and TPIS dated January 1, 2013.33/

hh)	Form of Amended and Restated Distribution Plans for Retail Class shares of Registrant adopted pursuant to Rule 12b-1 of the 1940 Act dated as of March 28, 2013.34/

ii)	Form of Amended and Restated Distribution Plan for Premier Class shares of Registrant adopted pursuant to Rule 12b-1 of the 1940 Act dated as of March 28, 2013.34/

jj)	Form of Amended and Restated Agreement to Suspend Distribution Plans for the TIAA-CREF Lifecycle and Lifecycle Index Funds by and between the Registrant and TPIS dated as of October 1, 2013.36/

kk)	Form of Amended and Restated Distribution Plan for the Premier Class of Registrant adopted pursuant to Rule 12b-1 of the 1940 Act dated as of September 26, 2014.40/

ll)	Form of Amended and Restated Distribution Plan for the Retirement Class of the Registrant for the TIAA-CREF Lifecycle Funds adopted pursuant to Rule 12b-1 of the 1940 Act dated as of September 26, 2014.40/

mm)	Form of Amended and Restated Distribution Plan for the Retirement Class of the Registrant for the TIAA-CREF Lifecycle Index Funds adopted pursuant to Rule 12b-1 of the 1940 Act dated as of September 26, 2014.40/

nn)	Form of Amended and Restated Agreement to Suspend Distribution Plans for the TIAA-CREF Lifecycle and Lifecycle Index Funds by and between the Registrant and TPIS dated as of September 26, 2014.40/

oo)	Form of Amended and Restated Distribution Plan for the Retail Class of Registrant adopted pursuant to Rule 12b-1 of the 1940 Act dated as of September 26, 2014.40/

pp)	Form of Amended and Restated Distribution Plan for the Retail Class of Registrant adopted pursuant to Rule 12b-1 of the 1940 Act dated as of March 26, 2015.43/

qq)	Form of Amended and Restated Distribution Plan for the Retirement Class of Registrant for the TIAA-CREF Lifecycle and Lifecycle Index Funds adopted pursuant to Rule 12b-1 of the 1940 Act dated as of March 26, 2015.43/

rr)	Form of Amended and Restated Distribution Plan for the Retail Class of Registrant adopted pursuant to Rule 12b-1 of the 1940 Act dated as of July 31, 2015.43/

ss)	Form of Amended and Restated Distribution Plan for the Premier Class of Registrant adopted pursuant to Rule 12b-1 of the 1940 Act dated as of July 31, 2015.43/

tt)	Form of Amended and Restated Distribution Plan for the Retail Class of Registrant adopted pursuant to Rule 12b-1 of the 1940 Act dated as of May 1, 2016.49/

uu)	Form of Amended and Restated Distribution Plan for the Premier Class of Registrant adopted pursuant to Rule 12b-1 of the 1940 Act dated as of May 1, 2016.49/

vv)	Form of Amended and Restated Agreement to Suspend Distribution Plans for the TIAA-CREF Lifecycle and Lifecycle Index Funds dated as of October 1, 2016.51/

ww)	Form of Amended and Restated Distribution Plan for the Retail Class of Registrant adopted pursuant to Rule 12b-1 of the 1940 Act dated as of May 1, 2016 (as supplemented on December 9, 2016).54/

xx)	Form of Amended and Restated Distribution Plan for the Premier Class of Registrant adopted pursuant to Rule 12b-1 of the 1940 Act dated as of May 1, 2016 (as supplemented on December 9, 2016).54/

yy)	Form of Amended and Restated Agreement to Suspend Distribution Plans for the TIAA-CREF Lifecycle and Lifecycle Index Funds by and between the Registrant and TPIS dated as of October 1, 2017.55/

zz)	Form of Amended and Restated Distribution Plan for the Retail Class of Registrant adopted pursuant to Rule 12b-1 of the 1940 Act dated as of May 1, 2016 (as supplemented on November 16, 2018).61/

aaa)	Form of Amended and Restated Distribution Plan for the Premier Class of Registrant adopted pursuant to Rule 12b-1 of the 1940 Act dated as of May 1, 2016 (as supplemented on November 16, 2018).61/

bbb)	Multiple Class Plan of Registrant adopted pursuant to Rule 18f-3 of the 1940 Act.4/

ccc)	Form of Amended and Restated Multiple Class Plan effective February 14, 2006.9/

ddd)	Form of Multiple Class Plan adopted pursuant to Rule 18f-3 of the 1940 Act with respect to the Lifecycle Funds effective January 17, 2007.10/

eee)	Form of Amendment dated November 30, 2007 to the Multiple Class (18f-3) Plan for the Lifecycle Funds.13/

fff)	Form of Amended and Restated Multiple Class (18f-3) Plan for the TCF Funds dated September 10, 2009.18/

ggg)	Form of Amended and Restated Multiple Class (18f-3) Plan for the Lifecycle and Lifecycle Index Funds dated September 10, 2009.18/

hhh)	Form of Amended and Restated Multiple Class (18f-3) Plan for the Lifecycle and Lifecycle Index Funds dated December 7, 2010.23/

iii)	Form of Amended and Restated Multiple Class Plan (18f-3) for the TCF Funds dated September 20, 2011.26/

jjj)	Form of Amended and Restated Multiple Class Plan (18f-3) for the TCF Funds dated December 6, 2011.34/

kkk)	Form of Amended and Restated Multiple Class Plan (18f-3) for the TCF Funds dated July 23, 2012.28/

lll)	Form of Amended and Restated Multiple Class Plan (18f-3) for the TCF Funds effective January 1, 2013.33/

mmm)	Form of Amended and Restated Multiple Class Plan (18f-3) for the Lifecycle Funds and the Lifecycle Index Funds of the TIAA-CREF Funds effective January 1, 2013.33/

nnn)	Form of Amended and Restated Multiple Class Plan (18f-3) for the TIAA-CREF Funds dated as of March 28, 2013.34/

ooo)	Form of Amended and Restated Multiple Class Plan (18f-3) for the TIAA-CREF Funds dated as of September 26, 2014.40/

ppp)	Form of Amended and Restated Multiple Class Plan (18f-3) for the Lifecycle Funds and the Lifecycle Index Funds of the TIAA-CREF Funds dated as of September 26, 2014.40/

qqq)	Form of Amended and Restated Multiple Class Plan (18f-3) for the TIAA-CREF Funds dated as of July 31, 2015.43/

rrr)	Form of Amended and Restated Multiple Class Plan (18f-3) for the TIAA-CREF Funds dated as of December 4, 2015.46/

sss)	Form of Amended and Restated Multiple Class Plan (18f-3) for the Lifecycle Funds and the Lifecycle Index Funds of the TIAA-CREF Funds dated as of December 4, 2015.46/

	ttt)	Form of Amended and Restated Multiple Class Plan (18f-3) for the TIAA-CREF Funds dated as of August 1, 2016.49/

	uuu)	Form of Amended and Restated Multiple Class Plan (18f-3) for the TIAA-CREF Funds dated as of December 9, 2016.52/

	vvv)	Form of Amended and Restated Multiple Class Plan (18f-3) for the TIAA-CREF Funds dated as of August 1, 2018.58/

	www)	Form of Amended and Restated Multiple Class Plan (18f-3) for the TIAA-CREF Funds dated as of November 16, 2018.61/

(11)		Opinion of Counsel Regarding Legality of the Securities Being Registered62/

(12)		Tax Opinion**

(13)		Other Material Contracts

	a)	Administration Agreement by and between Registrant and State Street, dated as of July 1, 1999.3/

	b)	Transfer Agency Agreement by and between Registrant and Boston Financial Data Services, Inc. (“BFDS”), dated as of July 1, 1999.3/

	c)	Transfer Agency and Service Agreement by and between Registrant and BFDS, dated as of July 1, 2002.4/

	d)	Service Agreement by and between Registrant and Advisors, dated as of May 22, 2002, as amended February 19, 2003, October 1, 2004, for the Lifecycle Funds and October 19, 2004.5/6/7/

	e)	Form of Retirement Class Service Agreement by and between Registrant and Advisors dated as of February 1, 2006.8/

	f)	Form of Amendment dated March 31, 2006 to the Retirement Class Service Agreement by and between Registrant and Advisors with respect to Funds that offer Retirement Class Shares dated as of February 1, 2006.9/

	g)	Form of Transfer Agency Agreement by and between Registrant and BFDS, dated September 1, 2004.12/

	h)	Form of Amendment dated November 30, 2007 to the Retirement Class Service Agreement by and between Registrant and Advisors with respect to Funds that offer Retirement Class Shares dated as of February 1, 2006.13/

	i)	Form of Investment Accounting Agreement by and between Registrant and State Street dated November 20, 2007.13/

	j)	Form of Amendment dated September 10, 2009 to the Retirement Class Service Agreement by and between Registrant and Advisors with respect to Funds that offer Retirement Class Shares dated as of February 1, 2006.18/

	k)	Form of Amendment dated September 1, 2009 to the Transfer Agency Agreement between the Registrant and BFDS dated September 1, 2004.18/

	l)	Form of Amendment dated August 1, 2010 to the Retirement Class Service Agreement by and between Registrant and Advisors with respect to Funds that offer Retirement Class Shares dated as of February 1, 2006.21/

	m)	Form of Amendment dated April 1, 2011 to the Retirement Service Agreement by and between Registrant and Advisors.23/

	n)	Form of Amendment dated August 31, 2010 to Transfer Agency and Service Agreement between Registrant and BFDS.23/

	o)	Form of Amendment dated June 29, 2011 to Transfer Agency and Service Agreement between Registrant and BFDS.24/

	p)	Form of Amendment to Retirement Service Agreement dated September 20, 2011 between Registrant and Advisors.24/

	q)	Administrative Services Agreement between Registrant and Advisors dated as of January 2, 2012.27/

	r)	Amendment to the Retirement Service Agreement between Registrant and Advisors dated as of December 6, 2011.27/

	s)	Form of Amendment to Retirement Service Agreement dated July 23, 2012 between Registrant and Advisors.28/

	t)	First Amendment dated May 31, 2012 to the Investment Accounting Agreement by and between Registrant and State Street.29/

	u)	Form of Amendment to Retirement Service Agreement between Registrant and Advisors dated as of April 10, 2013.34/

	v)	Form of Amendment to Retirement Service Agreement between Registrant and Advisors dated as of September 26, 2014.40/

	w)	Form of Amendment dated June 25, 2014 (effective as of April 1, 2014) to the Transfer Agency and Service Agreement dated September 1, 2009 by and between Registrant and BFDS.40/

	x)	Form of Amendment dated July 15, 2014 (effective September 1, 2014) to the Transfer Agency and Service Agreement dated September 1, 2009 by and between Registrant and BFDS.40/

	y)	Form of Amendment to Retirement Service Agreement between Registrant and Advisors dated as of July 31, 2015.43/

	z)	Shareholder Servicing Plan for Advisor Class Shares of Registrant dated as of December 4, 2015.46/

	aa)	Form of Amendment to Retirement Service Agreement between Registrant and Advisors dated as of August 1, 2016.49/

	bb)	Form of Amendment to Retirement Service Agreement between Registrant and Advisors dated as of December 9, 2016.52/

	cc)	TIAA-CREF International Bond Fund Offshore Limited Appointment of Agent for Service of Process dated as of February 27, 2017.53/

	dd)	TIAA-CREF Funds Plan of Liquidation for the TIAA-CREF Global Natural Resources Fund dated as of December 5, 2017.56/

	ee)	Shareholder Servicing Plan for Advisor Class Shares of Registrant dated as of January 1, 2018.56/

	ff)	Form of Amendment to the Retirement Service Agreement between Registrant and Advisors dated as of November 16, 2018.61/

(14)		Other Opinions

	a)	Consent of PricewaterhouseCoopers LLP, independent registered public accounting firm of Nuveen Core Bond Fund, Nuveen Core Plus Bond Fund, Nuveen High Income Bond Fund, Nuveen Inflation Protected Securities Fund and Nuveen Short Term Bond Fund, each a series of Nuveen Investment Funds, Inc.*

	b)	Consent of PricewaterhouseCoopers LLP, independent registered public accounting firm of TIAA- CREF Bond Fund, TIAA-CREF Bond Plus Fund, TIAA-CREF High-Yield Fund, TIAA-CREF Inflation-Linked Bond Fund and TIAA-CREF Short-Term Bond Fund, each a series of the TIAA- CREF Funds trust.*

(15)		Omitted Financial Statements—Not Applicable

(16)		Powers of Attorney*

(17)		Additional Exhibits—Not Applicable

*	Filed herewith.
**	To be filed by amendment.
***	Filed as an Appendix to the Proxy Statement/Prospectus.
1/	Incorporated herein by reference to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Securities and Exchange Commission (the “Commission”) on April 20, 1999.
2/	Incorporated herein by reference to Pre-Effective Amendment No. 1 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on June 11, 1999.
3/	Incorporated herein by reference to Pre-Effective Amendment No. 2 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on June 24, 1999.
4/	Incorporated herein by reference to Post-Effective Amendment No. 5 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on September 27, 2002.
5/	Incorporated herein by reference to Post-Effective Amendment No. 7 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on January 30, 2004.
6/	Incorporated herein by reference to Post-Effective Amendment No. 11 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on September 30, 2004.
7/	Incorporated herein by reference to Post-Effective Amendment No. 13 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on January 31, 2005.
8/	Incorporated herein by reference to Post-Effective Amendment No. 16 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on February 1, 2006.
9/	Incorporated herein by reference to Post-Effective Amendment No. 19 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on March 31, 2006.
10/	Incorporated herein by reference to Post-Effective Amendment No. 20 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on January 17, 2007.
11/	Incorporated herein by reference to Post-Effective Amendment No. 22 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on February 23, 2007.
12/	Incorporated herein by reference to Post-Effective Amendment No. 24 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on September 30, 2007.
13/	Incorporated herein by reference to Post-Effective Amendment No. 26 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on November 30, 2007.
14/	Incorporated herein by reference to Post-Effective Amendment No. 27 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on January 28, 2008.
15/	Incorporated herein by reference to Post-Effective Amendment No. 28 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on November 21, 2008.
16/	Incorporated herein by reference to Post-Effective Amendment No. 29 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on January 28, 2009.
17/	Incorporated herein by reference to Post-Effective Amendment No. 30 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on June 25, 2009.
18/	Incorporated herein by reference to Post-Effective Amendment No. 31 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on September 11, 2009.
19/	Incorporated herein by reference to Post-Effective Amendment No. 32 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on January 22, 2010.
20/	Incorporated herein by reference to Post-Effective Amendment No. 34 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on May 21, 2010.

21/	Incorporated herein by reference to Post-Effective Amendment No. 35 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on August 4, 2010.
22/	Incorporated herein by reference to Post-Effective Amendment No. 36 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on January 28, 2011.
23/	Incorporated herein by reference to Post-Effective Amendment No. 41 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on April 25, 2011.
24/	Incorporated herein by reference to Post-Effective Amendment No. 44 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on July 15, 2011.
25/	Incorporated herein by reference to Post-Effective Amendment No. 47 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on September 23, 2011.
26/	Incorporated herein by reference to Post-Effective Amendment No. 48 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on September 29, 2011.
27/	Incorporated herein by reference to Post-Effective Amendment No. 54 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on February 28, 2012.
28/	Incorporated herein by reference to Post-Effective Amendment No. 57 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on July 18, 2012.
29/	Incorporated herein by reference to Post-Effective Amendment No. 58 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on July 30, 2012.
30/	Incorporated herein by reference to Post-Effective Amendment No. 60 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on September 18, 2012.
31/	Incorporated herein by reference to Post-Effective Amendment No. 61 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on September 28, 2012.
32/	Incorporated herein by reference to Post-Effective Amendment No. 64 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on January 10, 2013.
33/	Incorporated herein by reference to Post-Effective Amendment No. 65 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on February 27, 2013.
34/	Incorporated herein by reference to Post-Effective Amendment No. 68 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on April 12, 2013.
35/	Incorporated herein by reference to Post-Effective Amendment No. 70 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on July 29, 2013.
36/	Incorporated herein by reference to Post-Effective Amendment No. 72 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on September 27, 2013.
37/	Incorporated herein by reference to Post-Effective Amendment No. 74 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on February 27, 2014.
38/	Incorporated herein by reference to Post-Effective Amendment No. 76 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on June 27, 2014.
39/	Incorporated herein by reference to Post-Effective Amendment No. 77 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on July 28, 2014.
40/	Incorporated herein by reference to Post-Effective Amendment No. 79 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on September 25, 2014.
41/	Incorporated herein by reference to Post-Effective Amendment No. 81 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on February 26, 2015.
42/	Incorporated herein by reference to Post-Effective Amendment No. 83 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on May 15, 2015.
43/	Incorporated herein by reference to Post-Effective Amendment No. 84 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on July 29, 2015.
44/	Incorporated herein by reference to Post-Effective Amendment No. 86 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on September 4, 2015.
45/	Incorporated herein by reference to Post-Effective Amendment No. 87 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on September 25, 2015.
46/	Incorporated herein by reference to Post-Effective Amendment No. 89 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on December 4, 2015.

47/	Incorporated herein by reference to Post-Effective Amendment No. 91 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on February 25, 2016.
48/	Incorporated herein by reference to Post-Effective Amendment No. 93 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on May 9, 2016.
49/	Incorporated herein by reference to Post-Effective Amendment No. 94 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on July 28, 2016.
50/	Incorporated herein by reference to Post-Effective Amendment No. 96 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on September 23, 2016.
51/	Incorporated herein by reference to Post-Effective Amendment No. 97 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on September 27, 2016.
52/	Incorporated herein by reference to Post-Effective Amendment No. 99 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on December 8, 2016.
53/	Incorporated herein by reference to Post-Effective Amendment No. 102 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on February 27, 2017.
54/	Incorporated herein by reference to Post-Effective Amendment No. 104 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on July 27, 2017.
55/	Incorporated herein by reference to Post-Effective Amendment No. 106 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on September 26, 2017.
56/	Incorporated herein by reference to Post-Effective Amendment No. 108 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on February 27, 2018.
57/	Incorporated herein by reference to Post-Effective Amendment No. 111 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on May 18, 2018.
58/	Incorporated herein by reference to Post-Effective Amendment No. 113 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on July 26, 2018.
59/	Incorporated herein by reference to Post-Effective Amendment No. 115 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on August 31, 2018.
60/	Incorporated herein by reference to Post-Effective Amendment No. 116 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on September 27, 2018.
61/	Incorporated herein by reference to Post-Effective Amendment No. 118 to the registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on November 15, 2018.
62/	Incorporated herein by reference to the registration statement on Form N-14 (File No. 333-229263), as filed with the Commission on January 15, 2019.

UNDERTAKINGS

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned Registrant agrees that executed opinions of counsel supporting the tax matters discussed in the Proxy Statement/Prospectus will be filed with the Securities and Exchange Commission following the closing of the Reorganizations.

SIGNATURES

As required by the Securities Act of 1933, this registration statement has been signed on behalf of the registrant, in the City of New York, and the State of New York on the 27th day of February, 2019.

TIAA-CREF FUNDS

By:	/s/ Bradley Finkle
Name:	Bradley Finkle
Title:	Principal Executive Officer and President

Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ Bradley Finkle	Principal Executive Officer and President	February 27, 2019
Bradley Finkle	(Principal Executive Officer)

/s/ E. Scott Wickerham	Principal Financial Officer, Principal Accounting Officer and Treasurer	February 27, 2019
E. Scott Wickerham	(Principal Financial Officer and Accounting Officer)

SIGNATURE OF TRUSTEE	DATE	SIGNATURE OF TRUSTEE	DATE

*	February 27, 2019	*	February 27, 2019
Forrest Berkley		Thomas J. Kenny

*	February 27, 2019	*	February 27, 2019
Janice C. Eberly		James M. Poterba

*	February 27, 2019	*	February 27, 2019
Nancy A. Eckl		Maceo K. Sloan

*	February 27, 2019	*	February 27, 2019
Michael A. Forrester		Laura T. Starks

*	February 27, 2019
Howell E. Jackson

/s/ Rachael M. Zufall	February 27, 2019
Rachael M. Zufall as attorney-in-fact

*

An original power of attorney authorizing, among others, Rachael M. Zufall, to execute this registration statement, and amendments thereto, for each of the trustees of the Registrant on whose behalf this registration statement is filed, has been executed and is filed herewith as Exhibit 16.

EXHIBIT INDEX

Exhibit No.	Name of Exhibit

14(a)

Consent of PricewaterhouseCoopers LLP, independent registered public accounting firm of Nuveen Core Bond Fund, Nuveen Core Plus Bond Fund, Nuveen High Income Bond Fund, Nuveen Inflation Protected Securities Fund and Nuveen Short Term Bond Fund, each a series of

Nuveen Investment Funds, Inc.

14(b)	Consent of PricewaterhouseCoopers LLP, independent registered public accounting firm of TIAA-CREF Bond Fund, TIAA-CREF Bond Plus Fund, TIAA-CREF High-Yield Fund, TIAA-CREF Inflation-Linked Bond Fund and TIAA-CREF Short-Term Bond Fund, each a series of the TIAA-CREF Funds trust.

16	Powers of Attorney.